                                                            UNITED STATES
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549
                                                              FORM N-PX
                                                ANNUAL REPORT OF PROXY VOTING RECORD
                                                                 OF
                                             REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                              811-5972
  NAME OF REGISTRANT:                                              VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
  ADDRESS OF REGISTRANT:                                           PO BOX 2600, VALLEY FORGE, PA 19482
  NAME AND ADDRESS OF AGENT FOR SERVICE:                           HEIDI STAM
                                                                   PO BOX 876
                                                                   VALLEY FORGE, PA 19482
  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:              (610) 669-1000
  DATE OF FISCAL YEAR END:                                         OCTOBER 31
  DATE OF REPORTING PERIOD:                                        JULY 1, 2008 - JUNE 30, 2009

  FUND:    VANGUARD PACIFIC STOCK INDEX FUND

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  ISSUER:                ABC-MART,INC.
  TICKER:                N/A             CUSIP:     J00056101
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

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  ISSUER:                ACOM CO.,LTD.
  TICKER:                N/A             CUSIP:     J00105106
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                             ISSUER          YES          FOR               FOR
Earnings
PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Change
Business Lines

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint Accounting Auditors                                   ISSUER          YES          FOR               FOR

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  ISSUER:                ADVANTEST CORPORATION
  TICKER:                N/A             CUSIP:     J00210104
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

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  ISSUER:                AEON CO.,LTD.
  TICKER:                N/A             CUSIP:     J00288100
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Revision of policy concerning large-                         ISSUER          YES        AGAINST           AGAINST
scale acquisitions of the Company's shares (takeover
defense measures)

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  ISSUER:                AEON CREDIT SERVICE CO.,LTD.
  TICKER:                N/A             CUSIP:     J0021H107
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

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  ISSUER:                AEON MALL CO.,LTD.
  TICKER:                N/A             CUSIP:     J10005106
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

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  ISSUER:                AGL ENERGY LTD
  TICKER:                N/A             CUSIP:     Q01630104
  MEETING DATE:          10/15/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report of the                          ISSUER          YES          FOR               FOR
Company and the consolidated entity and the reports
of the Directors and the Auditor for the FYE 30 JUN

PROPOSAL #2.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
FYE 30 JUN 2008 as specified

PROPOSAL #3.A: Re-elect Mr. J.C.R. Maycock as a                            ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation at
the close of the meeting in accordance with clause 58
 of the Company's Constitution

PROPOSAL #3.B: Re-elect Ms. S.V. McPhee as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires by rotation at the close
 of the meeting in accordance with clause 58 of the
Company's Constitution

PROPOSAL #S.4: Amend the constitution of AGL Energy                        ISSUER          YES          FOR               FOR
Limited, with effect from the day after the close of
the meeting, as specified

PROPOSAL #5.: Approve to increase, with effect from                        ISSUER          YES          FOR               FOR
01 JAN 2009, the aggregate maximum sum available for
the remuneration of the Non-Executive Directors by
AUD 250,000 per year to AUD 1,750,000 per year

PROPOSAL #6.: Approve, in accordance with the ASX                          ISSUER          YES          FOR               FOR
Listing Rule 10.14, to grant the share performance
rights under the LTIP to Mr. Michael Fraser, the
Managing Director and the Chief Executive Officer of
the Company, in respect of the FYE 30 JUN 2009, 30
JUN 2010, 30 JUN 2011, on the terms as specified

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  ISSUER:                AIOI INSURANCE COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J00607101
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

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  ISSUER:                AISIN SEIKI CO.,LTD.
  TICKER:                N/A             CUSIP:     J00714105
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                             ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Issuance of Share Acquisition                         ISSUER          YES          FOR               FOR
Rights as Stock Options

PROPOSAL #6: Approve Provision of Retirement                               ISSUER          YES        AGAINST           AGAINST
Allowance for Corporate Auditors

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  ISSUER:                AJINOMOTO CO.,INC.
  TICKER:                N/A             CUSIP:     J00882126
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

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  ISSUER:                ALFRESA HOLDINGS CORPORATION
  TICKER:                N/A             CUSIP:     J0109X107
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

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  ISSUER:                ALL NIPPON AIRWAYS CO.,LTD.
  TICKER:                N/A             CUSIP:     J51914109
  MEETING DATE:          6/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

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  ISSUER:                ALPS ELECTRIC CO.,LTD.
  TICKER:                N/A             CUSIP:     J01176114
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

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  ISSUER:                ALUMINA LTD
  TICKER:                N/A             CUSIP:     Q0269M109
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report and the                         ISSUER          NO           N/A               N/A
reports of the Directors and the Auditor for the YE
31 DEC 2008

PROPOSAL #2.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 31 DEC 2008

PROPOSAL #3.A: Re-elect Mr. Donald M. Morley as a                          ISSUER          YES          FOR               FOR
Director who retires in accordance with the Company's
 constitution

PROPOSAL #3.B: Elect Mr. John Bevan as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve, for all purposes under the                          ISSUER          YES          FOR               FOR
Corporations Act 2001 [Cth], the grant to Mr. John
Bevan, Chief Executive Officer of the Company, of
rights to acquire ordinary shares in the capital of
the Company in accordance with the terms contained in
 the Company's Long Term Incentive Plan, as specified

PROPOSAL #5.: Approve and adopt, pursuant to Sections                      ISSUER          YES          FOR               FOR
 136[2] and 648G of the Corporations Act 2001 [Cth],
the constitution submitted to this meeting as
specified as the Constitution of the Company in
substitution for and to the exclusion of the existing
 constitution of the Company

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  ISSUER:                AMADA CO.,LTD.
  TICKER:                N/A             CUSIP:     J01218106
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Reduce Board
Size to 10, Reduce Term of Office of Directors to One
 Year

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AMCOR LTD
  TICKER:                N/A             CUSIP:     Q03080100
  MEETING DATE:          10/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report of the                          ISSUER          NO           N/A               N/A
Company and the reports of the Directors and the
Auditor in respect of the YE 30 JUN 2008

PROPOSAL #2.A: Re-elect Mr. Ernest John James Pope as                      ISSUER          YES          FOR               FOR
 a Director who retires by rotation in accordance
with Rule 63 of the Company's Constitution

PROPOSAL #2.B: Re-elect Mr. John Gordon Thorn as a                         ISSUER          YES          FOR               FOR
Director who retires by rotation in accordance with
Rule 63 of the Company's Constitution

PROPOSAL #3.: Approve, for all purposes under the                          ISSUER          YES          FOR               FOR
Corporations Act 2001 [Cth] and the Australian
Securities Exchange Listing Rules [including Listing
Rule 10.14], the issue to the Managing Director and
the Chief Executive Officer of the Company, Mr. K.N.
MacKenzie, of 170,000 Performance Rights and 280,000
Options pursuant to the Company's Long Term Incentive
 Plan, as specified, and for the issue of ordinary
shares in the Company upon the exercise of those
Options and Performance Rights

PROPOSAL #4.: Approve, for all purposes under the                          ISSUER          YES          FOR               FOR
Corporations Act 2001 [Cth], and the Australian
Securities Exchange Listing Rules [including Listing
Rule 10.14], the issue to the Managing Director and
the Chief Executive Officer of the Company, Mr. K.N.
MacKenzie, of up to 150,000 Share Rights pursuant to
the Company's Management Incentive Plan - Equity, as
specified and for the issue of ordinary shares in the
 Company upon the vesting of those Share Rights

PROPOSAL #5.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
Company [included in the report of the Directors] for
 the YE 30 JUN 2008

PROPOSAL #6.: Approve the maximum aggregate amount                         ISSUER          YES          FOR               FOR
available for payment to the Non- Executive Directors
 of the Company in accordance with Rule 51 of the
Company's Constitution and the Australian Securities
Exchange Listing Rule 10.17, as remuneration for
their services, be increased by AUD 500,000 from an
amount not exceeding AUD 2,000,000 per annum to an
amount not exceeding AUD 2,500,000 per annum

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AMP LTD
  TICKER:                N/A             CUSIP:     Q0344G101
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                            ISSUER          NO           N/A               N/A
Director's report and the Auditor's report for the YE
 31 DEC 2008

PROPOSAL #2.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
Listing Rule 7.4, the issue of shares by AMP, as and
on the specified basis

PROPOSAL #3.B: Re-elect Mr. Richard Grellman as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.D: Re-elect Dr. Nora Scheinkestel as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 31 DEC 2008

PROPOSAL #5.: Approve the acquisition by the Managing                      ISSUER          YES          FOR               FOR
 Director of AMP Limited, Mr. Craig Dunn, of:
performance rights under AMP'S long-term incentive
program; and shares in AMP limited on the exercise of
 some or all of those performance right as and on the
 specified basis

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AOZORA BANK,LTD.
  TICKER:                N/A             CUSIP:     J0172K107
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ARISTOCRAT LEISURE LIMITED
  TICKER:                N/A             CUSIP:     Q0521T108
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          NO           N/A               N/A
the reports of the Directors and the Auditors for the
 YE 31 DEC 2008

PROPOSAL #2.: Re-elect Mr. William Morris Baker as a                       ISSUER          YES          FOR               FOR
Director of the Company, in accordance with Clause
12.3 of the Constitution of the Company, retires from
 office

PROPOSAL #3.: Re-elect Ms. Sam Pitkin as a Director                        ISSUER          YES          FOR               FOR
of the Company, in accordance with Clause 12.3 of the
 Constitution of the Company, retires form office

PROPOSAL #4.: Elect Dr. Rosalind Vivienne Dubs as a                        ISSUER          YES          FOR               FOR
Director of the Company, in accordance with Clause
12.6 of the Constitution of the Company

PROPOSAL #5.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
for the purpose of ASX Listing Rules 7.1 and 10.14,
to grant 660,622 performance share rights to Mr. J.R.
 Odell, Chief Executive Officer and Managing
Director, pursuant to the Company's Long-Term
Performance Share Plan as specified

PROPOSAL #6.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
for the purpose of ASX Listing Rules 7.1 and 10.14,
to grant 208,503 performance share rights to Mr.
S.C.M. Kelly, Chief Financial Officer and Finance
Director, pursuant to the Company's Long-Term
Performance Share Plan as specified

PROPOSAL #7.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
Company [included in the Directors' report] for the
YE 31 DEC 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASAHI BREWERIES,LTD.
  TICKER:                N/A             CUSIP:     J02100113
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASAHI GLASS COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J02394120
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve delegation to the board of                           ISSUER          YES          FOR               FOR
directors of the decision on matters concerning the
offering of stock acquisition rights issued as stock
options to employees of the Company and directors and
 employees of the Company's subsidiaries, etc.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASAHI KASEI CORPORATION
  TICKER:                N/A             CUSIP:     J0242P110
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASCENDAS REAL ESTATE INVESTMENT TRUST
  TICKER:                N/A             CUSIP:     Y0205X103
  MEETING DATE:          6/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the issue of new units in A-                         ISSUER          YES          FOR               FOR
REIT [Units] and/or convertible securities or other
instruments [including but not limited to warrants]
which may be convertible into Units [Convertible
Securities] for the 12 month period from 30 JUN 2009,
 being the date of the meeting of the unitholders of
A-REIT [Unitholders] held on 30 JUN 2009 [the
Unitholders' Meeting], to 30 JUN 2010, such that the
number of new Units issued [and/or Units into which
the convertible securities may be converted] does not
 exceed 50.0% of the number of Units in issue as at
30 JUN 2009, being the date of the Unitholders'
Meeting [the Base Figure], of which the aggregate
number of new units issued [and/or Units into which
the convertible securities may be converted], where
the Units and/or convertible securities are issued
other than on a pro rata basis to existing
unitholders, must not be more than 20.0% of the base
figure [the General Mandate]; pursuant to the general
 mandate, Ascendas Funds Management's Limited, as
Manager of A-REIT [the Manager], may issue units
arising from the conversion of the convertible
securities notwithstanding that the general mandate
may have ceased to be in force at the time the units
are to be issued; where the terms of the issue of the
 convertible securities provide for adjustment to the
 number of convertible securities in the event of
rights, bonus or other capitalization issues or any
other events, the Manager may issue additional
convertible securities notwithstanding that the
general mandate may have ceased to be in force at the
 time the convertible securities are issued; and
authorize the Manager, any Director of the Manager
[the Director] and HSBC Institutional Trust Services
[Singapore] Limited, as Trustee of A-REIT [the
Trustee] to complete and do all such acts and things
[including executing all such documents as may be
required] as the Manager, such Director or, as the
case may be, the Trustee may consider expedient or
necessary or in the interests of A-REIT to give

PROPOSAL #E.2: Approve to supplement the Trust deed                        ISSUER          YES          FOR               FOR
dated 09 OCT 2002 constituting A-REIT [as amended]
with the Issue Price Supplement for the purpose of
allowing the Manager to issue Units at the VWAP for
the period of between 10 Business Days to 30 Business
 Days if the Manager reasonably believes that the
VWAP for the period of 10 Business Days immediately
preceding the date of issue of the Units does not
provide a fair reflection of the market price of a
Unit and a longer VWAP period will better reflect the
 fair market price of the Unit in the manner as
specified; and authorize the Manager, any Director
and the Trustee to complete and do all such acts and
things [including executing all such documents as may
 be required] as the Manager, such Director or, as
the case may be, the Trustee may consider expedient
or necessary or in the interests of A-REIT to give
effect to the Issue Price Supplement

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASCIANO GROUP, MELBOURNE VIC
  TICKER:                N/A             CUSIP:     Q0557G103
  MEETING DATE:          10/22/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the consolidated                        ISSUER          NO           N/A               N/A
financial report of the Company and the separate
consolidated financial report of the Trust as well as
 the reports of the  Company Directors and the
Auditors for the FYE 30 JUN 2008

PROPOSAL #2.: Adopt the remuneration report for the                        ISSUER          YES        AGAINST           AGAINST
FYE 30 JUN 2008

PROPOSAL #3.: Re-elect Mr. Chris Barlow as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires under the Article 47(a)
of the Company's Constitution

PROPOSAL #4.: Approve, for all purposes for the grant                      ISSUER          YES        AGAINST           AGAINST
 of 2,164,679 options to acquire stapled securities
in Asciano to the Managing Director and Chief
Executive Officer, Mr. Mark Rowsthorn in accordance
with the rules of the Asciano Option and Rights Plan
and on the terms as specified

PROPOSAL #5.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
Listing Rule 7.1 and all other purposes, the issue to
 Goldman Sachs JBWere Pty Limited [as underwriter of
the Asciano Security Purchase Plan] on or about 16
SEP 2008 of stapled securities under the Security
Purchase Plan as specified

PROPOSAL #S.6: Approve and adopt the amendments to                         ISSUER          YES          FOR               FOR
the Constitution of the Company as specified, with
effect from the close of the meeting

PROPOSAL #S.7: Approve and adopt the amendments to                         ISSUER          YES          FOR               FOR
the Constitution of the Trust as specified, with
effect from the close of the meeting and authorize
the Permanent Investment Management Limited as
responsible entity of the Trust [Responsible Entity]
to execute the supplemental deed poll and lodge it
with the Australia Securities and Investments

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASICS CORPORATION
  TICKER:                N/A             CUSIP:     J03234150
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Treasury Shares for Odd-Lot Purchases

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASM PAC TECHNOLOGY LTD
  TICKER:                N/A             CUSIP:     G0535Q133
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Audited                                ISSUER          YES          FOR               FOR
consolidated financial statements of the Company and
the reports of the Directors and the Auditor for the
YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend of HKD 0.50                         ISSUER          YES          FOR               FOR
per share for the YE 31 DEC 2008

PROPOSAL #3.1: Re-elect Mr. Lee Wai Kwong as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.2: Re-elect Mr. Chow Chuen, James as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.3: Re-elect Mr. Lok Kam Chong, John as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.4: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Directors' remuneration

PROPOSAL #4.: Re-appoint Deloitte Touche Tohmatsu as                       ISSUER          YES        AGAINST           AGAINST
the Auditor and authorize the Board of Directors to
fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
[the Directors], subject to this Resolution, during
the relevant period [as specified] of all the powers
of the Company to repurchase its own shares on The
Stock Exchange of Hong Kong Limited [the Stock
Exchange] or on any other stock exchange on which the
 shares of the Company may be listed and recognized
by The Securities and Futures Commission of Hong Kong
 [the Securities and Futures Commission] and the
Stock Exchange for this purpose, subject to and in
accordance with all applicable laws and the rules and
 regulations of the Securities and Futures commission
 and the Stock Exchange or of any other stock
exchange as amended from time to time; (b) the
aggregate nominal amount of the share capital of the
Company to be repurchased or agreed to be repurchased
 by the Company pursuant to the approval in this
Resolution during the relevant period shall not
exceed 10% of the aggregate nominal amount of the
issued share capital of the Company as at the date of
 passing of this Resolution and the said approval be
limited accordingly; [Authority expires the earlier
of the conclusion of the next AGM of the Company or
the expiration of the Company is required laws to be

PROPOSAL #6.: Amend the existing provision of Rule                         ISSUER          YES        AGAINST           AGAINST
2.1.1, Rule 4.1 and Rule 8.2 of the Employee Share
Incentive Scheme; and authorize the Directors of the
Company to take all necessary actions and sign all
documents n behalf of the Company to give full effect
 to the amendments to the Scheme as specified in this
 Resolution

PROPOSAL #S.7: Amend the Articles 1, 7.2.3, 11,                            ISSUER          YES          FOR               FOR
28.1.3, 30, 31, 37, 46.4, 60, 61, 62, 63, 64, 65, 66,
 68, 69, 70, 71, 73, 74, 76, 77, 110.2.7, 110.3, 122,
 125, 126, 136, 137, 153, 154, 155, 158.2 and 161 of
the Articles of Association of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASTELLAS PHARMA INC.
  TICKER:                N/A             CUSIP:     J03393105
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

PROPOSAL #5.: Provision of Remuneration to Directors                       ISSUER          YES          FOR               FOR
for Stock Option Scheme as Stock-Linked Compensation
Plan

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASX LTD
  TICKER:                N/A             CUSIP:     Q0604U105
  MEETING DATE:          9/24/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report,                                ISSUER          NO           N/A               N/A
Directors' report and Auditor's report for ASX and
its controlled entities for the YE 30 JUN 2008

PROPOSAL #2.: Receive the financial report and the                         ISSUER          NO           N/A               N/A
Auditor's report for the National Guarantee Fund for
the YE 30 JUN 2008

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008

PROPOSAL #4.a: Elect Mr. Stephen Mayne as a Director                       ISSUER          YES        AGAINST             FOR
of ASX

PROPOSAL #4.b: Re-elect Mr. Russell Aboud as a                             ISSUER          YES                          AGAINST
Director of ASX, who retires by rotation

PROPOSAL #4.c: Re-elect Mr. Trevor Rowe as a Director                      ISSUER          YES          FOR               FOR
 of ASX, who retires by rotation

PROPOSAL #5.: Appoint PricewaterhouseCoopers as the                        ISSUER          YES          FOR               FOR
Auditor of ASX to take effect from time at which the
resignation of KPMG as the Auditor takes effect

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AUCKLAND INTERNATIONAL AIRPORT LTD
  TICKER:                N/A             CUSIP:     Q06213104
  MEETING DATE:          10/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Anthony Frankham as a                           ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation

PROPOSAL #2.: Re-elect Mr. Keith Turner as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires by rotation

PROPOSAL #3.: Authorize the Directors to fix the fees                      ISSUER          YES          FOR               FOR
 and the expenses of the Auditor

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AUSTRALIA & NEW ZEALAND BANKING GROUP LTD, MELBOUR
  TICKER:                N/A             CUSIP:     Q09504137
  MEETING DATE:          12/18/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report, financial                         ISSUER          NO           N/A               N/A
report and the reports of the Directors and the
Auditor for the YE 30 SEP 2008

PROPOSAL #2.: Approve, purposes of ASX Listing Rules                       ISSUER          YES          FOR               FOR
7.1 and 7.4, the issue or intended issue of the
securities by the Company, as specified

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 SEP 2008

PROPOSAL #4.: Grant 700,000 options to Mr. Michael                         ISSUER          YES          FOR               FOR
Smith, the Managing Director and the Chief Executive
Officer of the Company, on the terms as specified

PROPOSAL #5.: Approve to increase the maximum annual                       ISSUER          YES          FOR               FOR
aggregate amount of the remuneration [within the
meaning of the Company's Constitution] that Non-
Executive Directors are entitled to be paid for their
 services as Directors out of the funds of the
Company under rule 10.2(a) of the Constitution by AUD
 500,000 and fixed at AUD 3,500,000

PROPOSAL #6.a: Elect Mr. R.J. Reeves as a Director                         ISSUER          YES                          AGAINST

PROPOSAL #6.b: Elect Mr. P.A.F. Hay as a Director,                         ISSUER          YES          FOR               FOR
who retires in accordance with the Company's

PROPOSAL #6.c: Re-elect Mr. C.B. Goode as a Director,                      ISSUER          YES          FOR               FOR
 who retires in accordance with the Company's
Constitution

PROPOSAL #6.d: Elect Ms. A.M. Watkins as a Director,                       ISSUER          YES          FOR               FOR
who retires in accordance with the Company's
Constitution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AXA ASIA PACIFIC HOLDINGS LTD
  TICKER:                N/A             CUSIP:     Q12354108
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To consider the financial report,                            ISSUER          NO           N/A               N/A
Director's report and the Auditor's report for the YE
 31 DEC 2008

PROPOSAL #2.A: Re-elect Mr. Paul Cooper as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
AXA APH's Constitution

PROPOSAL #2.B: Re-elect Mr. Patrica Akopiantz as a                         ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
AXA APH's Constitution

PROPOSAL #2.C: Elect Mr. Anthony Froggatt as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
AXA APH's Constitution

PROPOSAL #2.D: Elect Mr. Peter Sullivan as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
AXA APH's Constitution

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 31 DEC 2008

PROPOSAL #4.: Approve the grant to Mr. Andrew Penn                         ISSUER          YES          FOR               FOR
[Group Chief Executive] of up to 1,350,000 allocation
 rights such participation to be in accordance with
the terms of the AXA APH Executive Performance Plan
[Executive Performance Plan]

PROPOSAL #5.: Approve, for the purposes of Article                         ISSUER          YES          FOR               FOR
12.13 of the Constitution of AXA APH and Listing Rule
 10.17, the maximum aggregate amount that may be paid
 to Non-Executive Directors as remuneration for their
 services in any FY to increase by USD 600,000 to
2,200,000

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK OF EAST ASIA LTD, HONG KONG
  TICKER:                N/A             CUSIP:     Y06942109
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited accounts                       ISSUER          YES          FOR               FOR
and the report of the Directors and the Independent
Auditor's reports for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend of HKD 0.02                         ISSUER          YES          FOR               FOR
per share [with scrip option] for the YE 31 DEC 2008

PROPOSAL #3.a: Re-elect Mr. Wong Chung-hin as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.b: Re-elect Dr. Lee Shau-kee as a Director                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.c: Re-elect Dr. William Mong Man-wai as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.d: Re-elect Mr. Kenneth Lo Chin-ming as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.e: Re-elect Mr. Eric Li Fook-chuen as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.f: Re-elect Mr. Valiant Cheung Kin-piu as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #4.: Re-appoint KPMG as the Auditors of the                       ISSUER          YES          FOR               FOR
bank and authorize the Directors to fix their
remuneration

PROPOSAL #5.: Authorize the Directors, conditional                         ISSUER          YES          FOR               FOR
upon the Listing Committee of the Stock Exchange of
Hong Kong limited granting the listing of and
permission to deal in the bonus shares [as defined in
 this paragraph below] an amount standing to the
credit of the share premium account of the bank equal
 to one-tenth of the aggregate nominal amount of the
share capital of the bank in issue at the close of
business on 23 MAR 2009 be capitalized and directed
to apply such sum in paying up in full at par such
number of bonus shares to be allotted and distributed
 credited as fully paid to the Members of the bank
whose names appear on the register of Members of the
bank as at the close of business on 23 MAR 2009 in
the proportion of one new ordinary share of HKD 2.50
each for every ten ordinary shares of HKD 2.50 each
then held by such members [bonus shares] and that
such bonus shares shall rank for all purposes pari
passu with the existing issued ordinary shares of the
 bank save that they shall not rank for the final
dividend declared in respect of the FY to 31 DEC 2008
 and that no fractional bonus shares shall be
allotted and fractional entitlements will be
aggregated and sold at such time of times as the
Directors shall think fit for the benefit of the bank
 and to do all acts and things as may be necessary to
 give effect to the issue of the bonus shares

PROPOSAL #S.6: Amend the Articles 6, 47, 56, 57, 58,                       ISSUER          YES          FOR               FOR
59, 60, 63, 65, 71, 72, 72A, as specified

PROPOSAL #7.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to allot, issue and deal with additional shares in
the capital of the Company and make or grant offers,
agreements and options during and after the relevant
period, not exceeding 10% of the aggregate nominal
amount of the issued share capital of the Company
otherwise than pursuant to: i) a rights issue; or ii)
 the exercise of any share option scheme or similar
arrangement; or iii) any scrip dividend or similar
arrangement; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM is
 to be held by law to be held]

PROPOSAL #8.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to repurchase ordinary shares of HKD 2.50 each in the
 capital of the bank in accordance with all
applicable laws and the requirements of the Rules
Governing the Listing of Securities on the Stock
Exchange of Hong Kong Limited or of any other stock
exchange as amended from time to time provided
however that the aggregate nominal amount of the
shares to be repurchased pursuant to the approval in
this resolution shall not exceed 10% of the aggregate
 nominal amount of the issued share capital of the
bank as at the date of this resolution; and
[Authority expires the earlier of the conclusion of
the next AGM of the bank or the expiration of the
period within which the next AGM of the bank is

PROPOSAL #9.: Approve to extend, conditional on the                        ISSUER          YES        AGAINST           AGAINST
passing of Resolutions in item 7 and item 8 of the
notice of this meeting the general mandate granted to
 the Directors to allot shares pursuant to the
Resolution as specified in item 7 of the notice of
this meeting by the addition to the aggregate nominal
 amount of the share capital which may be allotted or
 agreed or agreed to be allotted by the Directors
pursuant to such general mandate an amount
representing the aggregate nominal amount the share
capital of the Bank repurchased by the bank under the
 authority granted pursuant to Resolution as
specified in item 8 of the notice of this meeting

PROPOSAL #10.: Appoint Mr. Kwok Siu Man as an                              ISSUER          YES        AGAINST           AGAINST
Independent Non-executive Director of the Bank, such
appointment to be conditional upon the Bank receiving
 written consent from the Hong Kong Monetary
Authority for Mr. Kwok Siu Man to act as a Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BENDIGO AND ADELAIDE BANK LTD, BENDIGO VIC
  TICKER:                N/A             CUSIP:     Q1456C110
  MEETING DATE:          10/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the Company's                        ISSUER          NO           N/A               N/A
financial report, Directors' report and report by the
 Auditor for the YE 30 JUN 2008

PROPOSAL #2.: Re-elect Mr. Kevin Osborn as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires from office under Rule
56 of the Company's Constitution

PROPOSAL #3.: Re-elect Mr. Kevin Abrahamson as a                           ISSUER          YES          FOR               FOR
Director of the Company, who retires from office
under Rule 56 of the Company's Constitution

PROPOSAL #4.: Re-elect Mr. Jamie McPhee as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires from office under Rule
56 of the Company's Constitution

PROPOSAL #5.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
Company as set out in the annual report for the YE 30
 JUN 2008

PROPOSAL #6.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
ASX Listing Rule 7.2 Exception 9, the issue of
ordinary shares under the Employee Share Grant
Scheme, the terms and conditions as specified

PROPOSAL #7.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
ASX Listing Rule 7.2 Exception 9, the issue of
ordinary shares under the Employee Salary Sacrifice
and Deferred Share Plan, the terms and conditions as
specified

PROPOSAL #8.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
ASX listing Rule 7.2 Exception 9 and ASX Listing Rule
 10.14, the Non-Executive Director Fee Sacrifice Plan
 as specified, and the issue of securities of the
Company to Non-Executive Directors under the Non-
Executive Director Fee Sacrifice Plan

PROPOSAL #9.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
ASX Listing Rule 10.14, the issue of performance
rights and options to Executive Director, Mr. Jamie
McPhee, under the Executive Incentive Plan as
specified and any issues of ordinary shares upon the
vesting of those performance rights or exercise of

PROPOSAL #S.10: Approve to renew the current Rule                          ISSUER          YES          FOR               FOR
104, of Partial Takeover Bids, forming part of the
Company's Constitution, for a period of 3 years

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BENESSE CORPORATION
  TICKER:                N/A             CUSIP:     J0429N102
  MEETING DATE:          6/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Plan for an Incorporation-                       ISSUER          YES          FOR               FOR
Type Company Split

PROPOSAL #2.: Amend Articles to: Change Official                           ISSUER          YES          FOR               FOR
Company Name to Benesse Holdings,Inc., Expand
Business Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BHP BILLITON LTD
  TICKER:                N/A             CUSIP:     Q1498M100
  MEETING DATE:          11/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements for                         ISSUER          YES          FOR               FOR
BHP Billiton Plc for the YE 30 JUN 2008, together
with the Directors' report and the Auditor's report
as specified in the annual report

PROPOSAL #2.: Receive the financial statements for                         ISSUER          YES          FOR               FOR
BHP Billiton Limited for the YE 30 JUN 2008, together
 with the Directors' Report and the Auditor's Report
as specified in the annual report

PROPOSAL #3.: Re-elect Mr. Paul M. Anderson as a                           ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc, who retires by rotation

PROPOSAL #4.: Re-elect Mr. Paul M. Anderson as a                           ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited, who retires by
rotation

PROPOSAL #5.: Re-elect Mr. Don R. Argus as a Director                      ISSUER          YES          FOR               FOR
 of BHP Billiton Plc, in accordance with the Board's
policy

PROPOSAL #6.: Re-elect Mr. Don R. Argus as a Director                      ISSUER          YES          FOR               FOR
 of BHP Billiton Limited, in accordance with the
Board's policy

PROPOSAL #7.: Re-elect Dr. John G. S. Buchanan as a                        ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc, who retires by rotation

PROPOSAL #8.: Re-elect Dr. John G. S. Buchanan as a                        ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited, who retires by
rotation

PROPOSAL #9.: Re-elect Mr. David A. Crawford as a                          ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc, in accordance with the
Board's policy

PROPOSAL #10.: Re-elect Mr. David A. Crawford as a                         ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited, in accordance with
the Board's policy

PROPOSAL #11.: Re-elect Mr. Jacques Nasser as a                            ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc, who retires by rotation

PROPOSAL #12.: Re-elect Mr. Jacques Nasser as a                            ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited, who retires by
rotation

PROPOSAL #13.: Re-elect Dr. John M. Schubert as a                          ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc, who retires by rotation

PROPOSAL #14.: Re-elect Dr. John M. Schubert as a                          ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited, who retires by
rotation

PROPOSAL #15.: Elect Mr. Alan L. Boeckmann as a                            ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc

PROPOSAL #16.: Elect Mr. Alan L. Boeckmann as a                            ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited

PROPOSAL #17.: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Elect Mr. Stephen Mayne as a
Director of BHP Billiton Plc

PROPOSAL #18.: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Elect Mr. Stephen Mayne as a
Director of BHP Billiton Limited

PROPOSAL #19.: Elect Dr. David R. Morgan as a                              ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc

PROPOSAL #20.: Elect Dr. David R. Morgan as a                              ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited

PROPOSAL #21.: Elect Mr. Keith C. Rumble as a                              ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc

PROPOSAL #22.: Elect Mr. Keith C. Rumble as a                              ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited

PROPOSAL #23.: Re-appoint KPMG Audit Plc as the                            ISSUER          YES          FOR               FOR
Auditor of BHP Billiton Plc and authorize the
Directors to agree their remuneration

PROPOSAL #24.: Approve to renew the authority and to                       ISSUER          YES          FOR               FOR
allot relevant securities [Section 80 of the United
Kingdom Companies Act 1985] conferred by the
Directors by Article 9 of BHP Billiton Plc's Articles
 of Association for the period ending on the later of
 the AGM of BHP Billiton Plc and the AGM of BHP
Billiton Limited in 2009 [provided that this
authority shall allow BHP Billiton Plc before the
expiry of this authority to make offers or agreements
 which would or might require relevant securities to
be allotted after such expiry and, notwithstanding
such expiry, the Directors may allot relevant
securities in pursuance of such offers or
agreements], and for such period the Section 80
amount [under the United Kingdom Companies Act 1985]

PROPOSAL #S.25: Approve to renew the authority and to                      ISSUER          YES          FOR               FOR
 allot equity securities [Section 94 of the United
Kingdom Companies Act 1985] for cash conferred by the
 Directors by Article 9 of BHP Billiton Plc's
Articles of Association for the period ending on the
later of the AGM of BHP Billiton Plc and the AGM of
BHP Billiton Limited in 2009 [provided that this
authority shall allow BHP Billiton Plc before the
expiry of this authority to make offers or agreements
 which would or might require equity securities to be
 allotted after such expiry and, notwithstanding such
 expiry, the Directors may allot equity securities in
 pursuance of such offers or agreements], and for
such period the Section 95 amount [under the United
Kingdom Companies Act 1985] shall be USD 55,778,030

PROPOSAL #S.26: Authorize BHP Billiton Plc, in                             ISSUER          YES          FOR               FOR
accordance with Article 6 of its Articles of
Association and Section 166 of the United Kingdom
Companies Act 1985, to make market purchases [Section
 163 of that Act] of ordinary shares of USD 0.50
nominal value each in the capital of BHP Billiton Plc
 [Shares] provided that: a) the maximum aggregate
number of shares authorized to be purchased will be
223,112,120, representing 10% of BHP Billiton Plc's
issued share capital; b) the minimum price that may
be paid for each share is USD 0.50, being the nominal
 value of such a share; c) the maximum price that may
 be paid for any share is not more than 5% the
average of the middle market quotations for a share
taken from the London Stock Exchange Daily Official
List for the 5 business days immediately preceding
the date of purchase of the shares; [Authority
expires the earlier of 22 APR 2010 and the later of
the AGM of BHP Billiton Plc and the AGM of BHP
Billiton Limited in 2009 [provided that BHP Billiton
Plc may enter into a contract or contracts for the
purchase of shares before the expiry of this
authority which would or might be completed wholly or
 partly after such expiry and may make a purchase of
shares in pursuance of any such contract or contracts]

PROPOSAL #S27.1: Approve to reduce the share capital                       ISSUER          YES          FOR               FOR
of BHP Billiton Plc by the cancellation of all the
issued paid up shares of USD 0.50 nominal value each
held by BHP Billiton Limited on 30 APR 2009

PROPOSAL #S27.2: Approve to reduce the share capital                       ISSUER          YES          FOR               FOR
of BHP Billiton Plc by the cancellation of all the
issued paid up shares of USD 0.50 nominal value each
held by BHP Billiton Limited on 29 MAY 2009

PROPOSAL #S27.3: Approve to reduce the share capital                       ISSUER          YES          FOR               FOR
of BHP Billiton Plc by the cancellation of all the
issued paid up shares of USD 0.50 nominal value each
held by BHP Billiton Limited on 15 JUN 2009

PROPOSAL #S27.4: Approve to reduce the share capital                       ISSUER          YES          FOR               FOR
of BHP Billiton Plc by the cancellation of all the
issued paid up shares of USD 0.50 nominal value each
held by BHP Billiton Limited on 31 JUL 2009

PROPOSAL #S27.5: Approve to reduce the share capital                       ISSUER          YES          FOR               FOR
of BHP Billiton Plc by the cancellation of all the
issued paid up shares of USD 0.50 nominal value each
held by BHP Billiton Limited on 15 SEP 2009

PROPOSAL #S27.6: Approve to reduce the share capital                       ISSUER          YES          FOR               FOR
of BHP Billiton Plc by the cancellation of all the
issued paid up shares of USD 0.50 nominal value each
held by BHP Billiton Limited on 30 NOV 2009

PROPOSAL #28.: Approve the remuneration report for                         ISSUER          YES          FOR               FOR
the YE 30 JUN 2008

PROPOSAL #29.: Approve, for all purposes, the BHP                          ISSUER          YES          FOR               FOR
Billiton Plc Group Incentive Scheme, as amended; and
the BHP Billiton Limited Group Incentive Scheme, as
amended

PROPOSAL #30.: Approve to grant Deferred Shares and                        ISSUER          YES          FOR               FOR
Options under the BHP Billiton Limited Group
Incentive Scheme and Performance Shares under the BHP
 Billiton Limited Long Term Incentive Plan to the
Executive Director, Mr. M. J. Kloppers as specified

PROPOSAL #31.: Approve, for all purposes, including                        ISSUER          YES          FOR               FOR
for the purposes of Article 76 of the Articles of
Association of BHP Billiton Plc, that the maximum
aggregate remuneration which may be paid by BHP
Billiton Plc to all the Non-Executive Directors in
any year together with the remuneration paid to those
 Non-Executive Directors by BHP Billiton Limited be
increased from USD 3,000,000 to USD 3,800,000

PROPOSAL #32.: Approve, for all purposes, including                        ISSUER          YES          FOR               FOR
for the purposes of Rule 76 of the Constitution of
BHP Billiton Limited and ASX Listing Rule 10.17, that
 the maximum aggregate remuneration which may be paid
 by BHP Billiton Limited to all the Non-Executive
Directors in any year together with the remuneration
paid to those Non-Executive Directors by BHP Billiton
 Plc be increased from USD 3,000,000 to USD 3,800,000

PROPOSAL #S.33: Amend the Articles of Association of                       ISSUER          YES          FOR               FOR
BHP Billiton Plc, with effect from the close of this
meeting, in the manner outlined in the Appendix to
this Notice of Meeting and as set out in the amended
Articles of Association tabled by the Chair of the
meeting and signed for the purposes of identification

PROPOSAL #S.34: Amend the Constitution of BHP                              ISSUER          YES          FOR               FOR
Billiton Limited, with effect from the close of this
meeting, in the manner outlined in the Appendix to
this Notice of Meeting and as set out in the
Constitution tabled by the Chair of the meeting and
signed for the purposes of identification

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BILLABONG INTERNATIONAL LTD
  TICKER:                N/A             CUSIP:     Q1502G107
  MEETING DATE:          10/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mrs. Margaret Jackson, who                          ISSUER          YES          FOR               FOR
retires by rotation in accordance with the Article
6.3[b] of the Company's Constitution

PROPOSAL #2.: Re-elect Mr. Anthony Froggatt as a Non-                      ISSUER          YES          FOR               FOR
Executive Director, who retires in accordance with
Article 6.3[i] of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008

PROPOSAL #4.: Approve and adopt the Executive                              ISSUER          YES          FOR               FOR
Performance and Retention plan, the terms and
conditions as specified, and the issue of equity
securities under the Executive Performance and
Retention Plan for all purposes, including ASX
Listing Rule 7.2, Exception 9

PROPOSAL #5.: Approve the grant of up to 629,007                           ISSUER          YES          FOR               FOR
options to Mr. Derek O'Neill pursuant to the
Billabong International Limited Executive Performance
 and Retention Plan and the issue of shares on the
exercise of those options for the purposes of ASX
Listing Rule 10.14

PROPOSAL #6.: Approve the grant of up to 524,170                           ISSUER          YES          FOR               FOR
options to Mr. Paul Naude pursuant to the Billabong
International Limited Executive Performance and
Retention Plan and the issue of shares on the
exercise of those options for the purposes of ASX
Listing Rule 10.14

PROPOSAL #7.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
Listing Rule 10.14 to award up to 71,704 fully paid
ordinary shares, for no consideration, to Mr. Derek
O'Neill pursuant to the Billabong International
Limited Executive Performance share plan for the FYE
30 JUN 2009

PROPOSAL #8.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
Listing Rule 10.14 to award up to 62,020 fully paid
ordinary shares, for no consideration, to Mr. Paul
Naude pursuant to the Billabong International Limited
 Executive Performance share plan for the FYE 30 JUN
2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BLUESCOPE STL LTD
  TICKER:                N/A             CUSIP:     Q1415L102
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report, financial                         ISSUER          NO           N/A               N/A
statements and the reports of the Directors and the
Auditor for the YE 30 JUN 2008

PROPOSAL #2.: Adopt the remuneration report [which is                      ISSUER          YES          FOR               FOR
 contained in the Directors' report] for the YE 30
JUN 2008

PROPOSAL #3.A: Re-elect Mr. Graham Kraehe as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Company's Constitution

PROPOSAL #3.B: Re-elect Mr. Tan Yam Pin as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Company's Constitution

PROPOSAL #3.C: Elect Mr. Doug Jukes as a Director,                         ISSUER          YES          FOR               FOR
who vacates office in accordance with the Company's
Constitution

PROPOSAL #4.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
for the purpose of ASX Listing Rule 10.14, the grant
of share rights to the Managing Director and Chief
Executive Officer, Mr. Paul O'Malley, under the Long
Term Incentive Plan as specified

PROPOSAL #5.: Approve to increase the total amount or                      ISSUER          YES          FOR               FOR
 value of the remuneration payable to Non-Executive
Directors for the purpose of rule 11.9 of the
Company's Constitution from a maximum amount of AUD
2,250,000 per annum [inclusive of superannuation
contributions] to a maximum amount of AUD 2,925,000
per annum [inclusive of superannuation contributions]

PROPOSAL #S.6: Approve to renew the proportional                           ISSUER          YES          FOR               FOR
takeover provisions in rules 6.12 to 6.16 [inclusive]
 of the Constitution for a period of 3 years
commencing immediately

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BOC HONG KONG HLDGS LTD
  TICKER:                N/A             CUSIP:     Y0920U103
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
statement of accounts and the reports of the
Directors and the Auditors of the Company for the YE

PROPOSAL #2.A: Re-elect Mr. XIAO Gang as a Director                        ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #2.B: Re-elect Mr. LI Zaohang as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #2.C: Re-elect Mr. ZHOU Zaiqun as a Director                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #2.D: Re-elect Mr. KOH Beng Seng as a                             ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #2.E: Re-elect Mr. TUNG Savio Wai-Hok as a                        ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #3.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors of the Company and authorize the Board
of Directors or a duly authorized Committee of the
Board to determine their remuneration

PROPOSAL #4.: Authorize the Board of Directors to                          ISSUER          YES        AGAINST           AGAINST
allot, issue and deal with additional shares of the
Company, not exceeding 20% or, in the case of issue
of shares solely for cash and unrelated to any asset
acquisition, not exceeding 5% of the of the issued
share capital of the Company as at the date of
passing this Resolution

PROPOSAL #5.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
repurchase shares in the Company, not exceeding 10%
of the issued share capital of the Company as at the
date of passing this Resolution

PROPOSAL #6.: Approve, conditional on the passing of                       ISSUER          YES        AGAINST           AGAINST
Resolutions 4 and 5, to extend the general mandate
granted by Resolution 4 by adding thereto the shares
repurchased pursuant to the general mandate granted
by Resolution 5

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BORAL LTD NEW
  TICKER:                N/A             CUSIP:     Q16969109
  MEETING DATE:          10/24/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the                        ISSUER          YES        AGAINST           AGAINST
YE 30 JUN 2008

PROPOSAL #2.: Elect Mr. Paul Rayner as a Director,                         ISSUER          YES          FOR               FOR
who retires

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BRAMBLES LTD, SYDNEY NSW
  TICKER:                N/A             CUSIP:     Q6634U106
  MEETING DATE:          11/25/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report,                                ISSUER          YES          FOR               FOR
Directors' report and Auditors' report for Brambles
for the YE 30 JUN 2008

PROPOSAL #2.: Adopt the remuneration report for                            ISSUER          YES          FOR               FOR
Brambles for the YE 30 JUN 2008

PROPOSAL #3.: Elect Ms. Mary Elizabeth Doherty as a                        ISSUER          YES          FOR               FOR
Director to the Board of Brambles

PROPOSAL #4.: Re-elect Mr. Anthony Grant Froggatt as                       ISSUER          YES          FOR               FOR
a Director to the Board of Brambles, who retires by
rotation

PROPOSAL #5.: Re-elect Mr. David Peter Gosnell as a                        ISSUER          YES          FOR               FOR
Director to the Board of Brambles, who retires by
rotation

PROPOSAL #6.: Re-elect Mr. Michael Francis Ihlein as                       ISSUER          YES          FOR               FOR
a Director to the Board to Brambles, who retires by
rotation

PROPOSAL #7.: Approve the Brambles Myshare plan, for                       ISSUER          YES          FOR               FOR
all purposes, including for the purpose of Australian
 Securities Exchange Listing Rule 7.2 exception 9,
the principal terms of which are as specified, and
the issue of shares under that plan

PROPOSAL #8.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
for the purpose of Australian Securities Exchange
Listing Rule 10.14, the participation by Mr. Michael
Francis Ihlein until 25 NOV 2011 in the Brambles
Myshare Plan in the manner as specified

PROPOSAL #9.: Approve, for all the purposes,                               ISSUER          YES          FOR               FOR
including for the purpose of Australian Securities
Exchange Listing Rule 10.14, the participation by Ms.
 Mary Elizabeth Doherty until 25 NOV 2011 in the
Brambles Myshare Plan in the manner as specified

PROPOSAL #10.: Approve, for all purposes including                         ISSUER          YES          FOR               FOR
for the purpose of Australian Securities Exchange
Listing Rule 7.2 exception 9, the Brambles 2006
performance share plan, as amended in the manner as
specified [the Amended Performance Share Plan] and
the issue of shares under the Amended Performance

PROPOSAL #11.: Approve, for all the purposes,                              ISSUER          YES          FOR               FOR
including for the purpose of Australian Securities
Exchange Listing Rule 10.14, the participation by Mr.
 Michael Francis Ihlein until 25 NOV 2011 in the
Amended Performance Share Plan in the manner as
specified

PROPOSAL #12.: Approve, for all the purposes,                              ISSUER          YES          FOR               FOR
including for the purpose of Australian Securities
Exchange Listing Rule 10.14, Ms. Mary Elizabeth
Doherty until 25 NOV 2011 in the Amended Performance
Share Plan in the manner as specified

PROPOSAL #S.13: Amend the Brambles Constitution as                         ISSUER          YES          FOR               FOR
specified

PROPOSAL #14.: Authorize the Brambles to conduct on                        ISSUER          YES          FOR               FOR
market buy backs of its shares in the 12 month period
 following the approval of this resolution, provided
that the total number of shares bought back on
market, during that period does not exceed
138,369,968, being 10% of the total shares on issue
Brambles as at 08 SEP 2008 and the purchase price
under any such on market buy back does not exceed the
 maximum set by Australian Securities Exchange

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BRIDGESTONE CORPORATION
  TICKER:                N/A             CUSIP:     J04578126
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to the Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Retirement Allowance for                              ISSUER          YES          FOR               FOR
Retiring Corporate Officers, and Payment of Accrued
Benefits associated with Abolition of Retirement
Benefit System for Current Corporate Officers

PROPOSAL #6: Approve Payment of Bonuses to Directors                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #7: Authorize Use of Compensation-based                           ISSUER          YES          FOR               FOR
Stock Options to Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BROTHER INDUSTRIES,LTD.
  TICKER:                N/A             CUSIP:     114813108
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Policy regarding Large-scale                         ISSUER          YES        AGAINST           AGAINST
Purchases of Company Shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CALTEX AUSTRALIA LTD
  TICKER:                N/A             CUSIP:     Q19884107
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: The Chairman will present an incident                        ISSUER          NO           N/A               N/A
free operations topic to the meeting

PROPOSAL #2.: The Chairman and the Managing Director                       ISSUER          NO           N/A               N/A
and Chief Executive Officer will make presentation to
 shareholders

PROPOSAL #3.: The Chairman will discuss key issues                         ISSUER          NO           N/A               N/A
raised prior to the meeting and will invite questions
 and comment from shareholders regarding on these key
 issues

PROPOSAL #4.: The financial report, the Directors'                         ISSUER          NO           N/A               N/A
report and the Auditor's report for Caltex Australia
Limited [and the Caltex Australia Group] for the YE
31 DEC 2008 will be laid before the meeting

PROPOSAL #5.: Adopt the remuneration report [which                         ISSUER          YES          FOR               FOR
forms part of the Directors' report] for Caltex
Australia Limited [and the Caltex Australia Group]
for the YE 31 DEC 2008

PROPOSAL #6.A: Re-elect Ms. Elizabeth Bryan as a                           ISSUER          YES          FOR               FOR
Director, in accordance with, and on the terms as
specified in the Company's Constitution

PROPOSAL #6.B: Re-elect Mr. Trevor Bourne as a                             ISSUER          YES          FOR               FOR
Director, in accordance with, and on the terms as
specified in the Company's Constitution

PROPOSAL #6.C: Re-elect Ms. Colleen Jones-Cervantes                        ISSUER          YES          FOR               FOR
as a Director, in accordance with, and on the terms
as specified in the Company's Constitution

PROPOSAL #7.: Questions and Comments                                       ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CANON INC.
  TICKER:                N/A             CUSIP:     J05124144
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions, Approve Minor Revisions Related to the
Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.20: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.21: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.22: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.23: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.24: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.25: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Corporate Auditors

PROPOSAL #5: Approve Payment of Bonuses to Corporate                       ISSUER          YES          FOR               FOR
Officers

PROPOSAL #6: Allow Board to Authorize Use of Stock                         ISSUER          YES          FOR               FOR
Options, and Authorize Use of Stock Options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CANON MARKETING JAPAN INC.
  TICKER:                N/A             CUSIP:     J05166111
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve Provision of Retirement                              ISSUER          YES        AGAINST           AGAINST
Allowance for Retiring Corporate Officers

PROPOSAL #6.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CAPITALAND LTD
  TICKER:                N/A             CUSIP:     Y10923103
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors report                       ISSUER          YES          FOR               FOR
and audited financial statements for the YE 31 DEC
2008 and the Auditors report thereon

PROPOSAL #2.: Declare a first and final 1-tier                             ISSUER          YES          FOR               FOR
dividend of SGD 0.055 per share and a special 1-tier
dividend of SGD 0.015 per share for the year ended 31
 DEC 2008

PROPOSAL #3.: Approve the Directors fees of SGD                            ISSUER          YES          FOR               FOR
1,137,555 for the YE 31 DEC 2008, [2007: SGD

PROPOSAL #4.1: Re-appoint Dr. Hu Tsu Tau as a                              ISSUER          YES          FOR               FOR
Director, who retires under Section 153[6] of the
Companies Act, Chapter 50 of Singapore,to hold office
 from the date of this AGM until the next AGM

PROPOSAL #4.2: Re-appoint Mr. Lim Chin Beng as a                           ISSUER          YES          FOR               FOR
Director, who retires under Section 153[6] of the
Companies Act, Chapter 50 of Singapore, to hold
office from the date of this AGM until the next AGM

PROPOSAL #4.3: Re-appoint Mr. Richard Edward Hale as                       ISSUER          YES          FOR               FOR
a Director, who retires under Section 153[6] of the
Companies Act, Chapter 50 of Singapore, to hold
office from the date of this AGM until the next AGM

PROPOSAL #5.1: Re-elect Mr. James Koh Cher Siang as a                      ISSUER          YES          FOR               FOR
 Director, who retires by rotation pursuant to
Article 95 of the Articles of Association of the

PROPOSAL #5.2: Re-elect Mrs. Arfat Pannir Selvam as a                      ISSUER          YES          FOR               FOR
 Director, who retires by rotation pursuant to
Article 95 of the Articles of Association of the

PROPOSAL #5.3: Re-elect Prof. Kenneth Stuart Courtis                       ISSUER          YES          FOR               FOR
as a Director, who retires by rotation pursuant to
Article 95 of the Articles of Association of the
Company

PROPOSAL #6.: Re-appoint Messrs KPMG LLP as Auditors                       ISSUER          YES          FOR               FOR
of the Company and authorise the Directors to fix
their remuneration.

PROPOSAL #7.: Transact other business                                      ISSUER          NO           N/A               N/A

PROPOSAL #8.A: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 pursuant to Section 161 of the Companies Act,
Chapter 50 of Singapore, to: issue shares in the
capital of the Company [shares] whether by way of
rights, bonus or otherwise; and/or make or grant
offers, agreements or options [collectively,
Instruments that might or would require shares to be
issued, including but not limited to the creation and
 issue of as well as adjustments to warrants,
debentures or other instruments convertible into
shares, at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may in their absolute discretion
deem fit, and [notwithstanding the authority
conferred by this Resolution may have ceased to be in
 force] issue shares in pursuance of any Instrument
made or granted by the Directors while this
Resolution was in force, provided that: the aggregate
 number of shares to be issued pursuant to this
Resolution [including shares to be issued in
pursuance of Instruments made or granted pursuant to
this Resolution] does not exceed 50% of the total
number of issued shares [excluding treasury shares]
in the capital of the Company [as calculated in
accordance with this Resolution], of which the
aggregate number of shares to be issued other than on
 a pro rata basis to shareholders of the Company
[including shares to be issued in pursuance of
Instruments made or granted pursuant to this
Resolution] does not exceed 10% of the total number
of issued shares [excluding treasury shares] in the
capital of the Company [as calculated in accordance
with this Resolution]; [subject to such manner of
calculation as may be prescribed by the Singapore
Exchange Securities Trading Limited [SGX-ST] for the
purpose of determining the aggregate number of shares
 that may be issued under this Resolution, the total
number of issued shares [excluding treasury shares]
shall be based on the total number of issued shares
[excluding treasury shares] in the capital of the
Company at the time this Resolution is passed, after
adjusting for: new shares arising from the conversion
 or exercise of any convertible securities or share
options or vesting of share awards which are
outstanding or subsisting at the time this Resolution
 is passed; and any subsequent bonus issue,
consolidation or subdivision of shares; in exercising
 the authority conferred by this Resolution, the
Company shall comply with the provisions of the
Listing Manual of the SGX-ST for the time being in
force [unless such compliance has been waived by the
SGX-ST] and the Articles of Association for the time
being of the Company; [Authority expires the earlier
or at the conclusion of the next AGM of the Company

PROPOSAL #8.B: Authorize the Directors to grant                            ISSUER          YES        AGAINST           AGAINST
awards in accordance with the provisions of the
CapitaLand Performance Share Plan [Performance Share
Plan] and/or the CapitaLand Restricted Stock Plan
[Restricted Stock Plan]; and to allot and issue from
time to time such number of shares in the Company as
may be required to be issued pursuant to the exercise
 of options under the CapitaLand Share Option Plan
and/or such number of fully paid shares in the
Company as may be required to be issued pursuant to
the vesting of awards under the Performance Share
Plan and/or the Restricted Stock Plan, provided that:
 the aggregate number of shares to be issued pursuant
 to options granted under the CapitaLand Share Option
 Plan and the vesting of awards granted or to be
granted under the Performance Share Plan and the
Restricted Stock Plan shall not exceed 15% of the
total number of issued shares [excluding treasury
shares] in the capital of the Company from time to
time; and the aggregate number of new shares under
awards which may be granted pursuant to the
Performance Share Plan and the Restricted Stock Plan;
 [Authority expires during the period commencing from
 the date of this AGM and ending on the date of the
next AGM of the Company or the date by which the next
 AGM of the Company is required by law to be held],
shall not exceed 2% of the total number of issued
shares [excluding treasury shares] in the capital of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CAPITALAND LTD
  TICKER:                N/A             CUSIP:     Y10923103
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
and approve the [the Share Purchase Mandate], for the
 purposes of Sections 76C and 76E of the Companies
Act, Chapter 50 [the Companies Act], to purchase or
otherwise acquire ordinary shares in the capital of
the Company [Shares] not exceeding in aggregate the
Maximum Limit [as hereafter defined), at such price
or prices as may be determined by the Directors from
time to time up to the Maximum Price [as hereafter
defined], whether by way of: [i] market purchase[s]
on the Singapore Exchange Securities Trading Limited
[SGX-ST] and/or any other stock exchange on which the
 Shares may for the time being be listed and quoted
[Other Exchange]; and/or[ii] off-market purchase[s]
[if effected otherwise than on the SGX-ST or, as the
case may be, Other Exchange] in accordance with any
equal access scheme[s] as may be determined or
formulated by the Directors as they consider fit,
which scheme[s] shall satisfy all the conditions
prescribed by the Companies Act, and otherwise in
accordance with all other laws and regulations and
rules of the SGX-ST or, as the case may be, Other
Exchange as may for the time being be applicable;
[Authority expires the earlier of the date on which
the next Annual General Meeting of the Company is
held; or the date by which the next Annual General
Meeting of the Company is required by law to be held
and authorize the Directors of the Company and/or any
 of them to complete and do all such acts and things
[including executing such documents as may be
required] as they and/or he may consider expedient or
 necessary to give effect to the transactions
contemplated and/or authorized by this Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CAPITAMALL TRUST
  TICKER:                N/A             CUSIP:     Y1100L160
  MEETING DATE:          3/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #E.1: Approve, subject to and contingent                          ISSUER          YES          FOR               FOR
upon the passing of Resolution 2,  for the issue of
new units in CMT [Rights Units] under the
underwritten and renounceable rights issue [the
Rights Issue] pursuant to the rights ratio of 9
Rights Units for every 10 existing units in CMT
[Units, and the basis of the rights issue, the Rights
 Ratio] [the Rights Issue Books Closure Date] in the
manner described in the circular to unitholders of
CMT [Unitholders] dated 09 FEB 2009 [the Circular]
issued by CapitaMall Trust Management Limited, as
manager of CMT [the Manager]; the rights issue shall
be carried out on the terms of and subject to the
conditions as specified below and/or otherwise on
such terms and conditions as the Manager may think
fit a) that the provisional allotments of the rights
units under the rights issue shall be made on an
underwritten and renounceable basis to unitholders
with units standing to the credit of their securities
 accounts with The Central Depository (Pte) Limited
[CDP] and whose registered addresses with CDP are in
Singapore as at the rights issue books closure date
or who have, at least 3 market days prior to the
rights issue books closure date, provided CDP with
addresses in Singapore for the service of notices and
 documents, including entitled qualified
institutional buyers QIBs]1 and such Unitholders who
the Manager, on behalf of CMT, and DBS Bank Ltd and
J.P. Morgan (S.E.A.) Limited [the Joint Lead Managers
 and Underwriters] agree, may be offered Rights Units
 without breaching applicable securities laws
[Eligible Unitholders]; b) no provisional allotments
of Rights Units shall be made in favour of
Unitholders other than Eligible Unitholders; c) the
provisional allotments of rights units not taken up
or allotted for any reason shall be used to satisfy
applications for excess rights units [Excess Rights
Units] [if any] as the Manager may, in its
discretion, deem fit; and d) the rights issue shall
be underwritten by the Joint Lead Managers and
Underwriters, on the terms of the management and
underwriting agreement dated 09 FEB2009 entered into
between the Manager and the Joint Lead Managers and
Underwriters; the increase in the number of potential
 Units which will be issued upon the conversion of
the CMT SGD 650,000,000 1.0% convertible bonds due
2013 [the Convertible Bonds] as a result of the
adjustments to the conversion price of the
Convertible Bonds arising from the rights issue; and
the Manager, any director of the Manager and the
Trustee severally authorized to complete and do all
such acts and things [including executing all such
documents as may be required] as the Manager, such
director of the Manager or, as the case may be, the
Trustee may consider expedient or necessary or in the
 interests of CMT to give effect to the rights issue
and to allow the rights units to participate in any
distributions which may accrue for the period from 01
 JAN 2009, notwithstanding that the rights units are

PROPOSAL #O.2: Approve, subject to the conditions in                       ISSUER          YES          FOR               FOR
the letter from the Securities Industry Council dated
 03 FEB 2009 being fulfilled, the unitholders, other
than CapitaLand Limited [CapitaLand], parties acting
in concert with it and parties which are not
independent of CapitaLand, hereby [on a poll taken]
waive their rights to receive a mandatory take-over
offer from CapitaLand and parties acting in concert
with it, which includes i) the wholly-owned
subsidiaries of CapitaLand which holds either a
direct or indirect interest in Units, being
CapitaLand Financial Limited, CapitaLand RECM Pte.
Ltd., the Manager, CapitaLand Retail Limited, Albert
Complex Pte Ltd, Pyramex Investments Pte Ltd and
Premier Healthcare Services International Pte Ltd and
 ii) any existing subsidiaries of CapitaLand and new
subsidiaries set up by CapitaLand to hold Units which
 will be subscribing for rights units under the
rights issue, for all the units not already owned by
CapitaLand and parties acting in concert with it, in
the event that they acquire a sufficient number of
rights units through taking up provisional allotments
 of rights units issued and allotted to them and, if
applicable, through applying for excess rights units
pursuant to the rights issue and/or subscribing for
rights units pursuant to the commitment agreement
dated 09 FEB 2009 entered into between CapitaLand and
 the Joint Lead Managers and underwriters, which
would otherwise result in a mandatory offer
obligation pursuant to Rule 14 of the Singapore Code
on Take overs and Mergers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CASIO COMPUTER CO.,LTD.
  TICKER:                N/A             CUSIP:     J05250139
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

PROPOSAL #5.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by  Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CATHAY PAC AWYS LTD
  TICKER:                N/A             CUSIP:     Y11757104
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.A: Re-elect Mr. Chen Nan Lok Philip as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.B: Re-elect Mr. Fan Hung Ling Henry as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.C: Re-elect Mr. Lee Tin Chang Peter as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.D: Re-elect Mr. Vernon Francis Moore as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #1.E: Re-elect Mr. Christopher Dale Pratt as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #1.F: Re-elect Mr. So Chak Kwong Jack as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.G: Re-elect Mr. Tung Chee Chen Jack as a                       ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #1.H: Re-elect Mr. Antony Nigel Tyler as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.I: Elect Mr. Kong Dong as a Director                           ISSUER          YES        AGAINST           AGAINST

PROPOSAL #1.J: Elect Mr. James Edward Hughes-Hallet                        ISSUER          YES        AGAINST           AGAINST
as a Director

PROPOSAL #1.K: Elect Mr. Shiu Lan Sai Cheung as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.: Re-appoint KPMG as the Auditors and                          ISSUER          YES          FOR               FOR
authorize the Directors to fix their remuneration

PROPOSAL #3.: Authorize the Directors to make on-                          ISSUER          YES          FOR               FOR
market share repurchase [within the meaning of the
code on share repurchases], the aggregate nominal
amount of the Company's shares which may be
repurchased pursuant to the approval in this
resolution shall not exceed 10% of the aggregate
nominal amount of the shares in issue at the date of
passing this resolution; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by Law to be
held]

PROPOSAL #4.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to allot, issue and deal with additional shares and
to make or grant offers, agreements and options which
 will or might require the exercise of such powers
during or after the end of the relevant period, the
aggregate nominal amount of shares allotted or agreed
 conditionally or unconditionally to be allotted
[whether pursuant to an option or otherwise] by the
Directors, otherwise than pursuant to: i) a rights
issue; or ii) any scrip dividend or similar
arrangement providing for the allotment of shares in
lieu of the whole or part of a dividend on shares,
shall not exceed the aggregate of 20% of the
aggregate nominal amount of the shares in issue at
the date of passing this resolution provided that the
 aggregate nominal amount of shares so allotted [or
so agreed conditionally or unconditionally to be
allotted] pursuant to this resolution wholly for cash
 shall not exceed 5% of the aggregate nominal amount
of the shares in issue at the date of passing this
resolution; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by Law to be held]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CENTRAL JAPAN RAILWAY COMPANY
  TICKER:                N/A             CUSIP:     J05523105
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3: Appoint a Director                                            ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CFS RETAIL PROPERTY TRUST
  TICKER:                N/A             CUSIP:     Q22625208
  MEETING DATE:          4/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
listing rules 7.1 and 7.4, the issue of 162,500,000
ordinary units in CFX to institutional investors as

PROPOSAL #S.2: Amend, the constitution of CFS Retail                       ISSUER          YES          FOR               FOR
property trust by adding a new Clause 15.5, as terms
specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHEUNG KONG HLDGS LTD
  TICKER:                N/A             CUSIP:     Y13213106
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements, the report of the Directors and the
Independent Auditor's report for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Elect Mr. Kam Hing Lam as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Elect Ms. Woo Chia Ching, Grace as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.3: Elect Mr. Fok Kin-ning, Canning as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.4: Elect Mr. Frank John Sixt as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Elect Mr. George Colin Magnus as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.6: Elect Mr. Kwok Tun-li, Stanley as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.7: Elect Ms. Hung Siu-lin, Katherine as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #4.: Appoint Messrs. Deloitte Touche                              ISSUER          YES          FOR               FOR
Tohmatsu as the Auditor and authorize the Directors
to fix their remuneration

PROPOSAL #5.1: Authorize the Directors to issue and                        ISSUER          YES        AGAINST           AGAINST
dispose of additional shares not exceeding 20% of the
 existing issued share capital of the Company at the
date of this resolution until the next AGM [Relevant
Period], such mandate to include the granting of
offers or options [including bonds and debentures
convertible into shares of the Company] which might
be exercisable or convertible during or after the
relevant period

PROPOSAL #5.2: Authorize the Directors during the                          ISSUER          YES          FOR               FOR
relevant period to repurchase shares of HKD 0.50 each
 in the capital of the Company in accordance with all
 applicable laws and the requirements of the Rules
Governing the Listing of Securities on The Stock
Exchange of Hong Kong Limited or of any other stock
exchange as amended from time to time, not exceeding
10% of the aggregate nominal amount of the share
capital of the Company in issue at the date of this
Resolution, and the said approval shall be limited
accordingly; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by law to be held]

PROPOSAL #5.3: Approve to extend the general mandate                       ISSUER          YES        AGAINST           AGAINST
granted to the Directors to issue and dispose of
additional shares pursuant to Resolution 5.1 by the
addition thereto of an amount representing the
aggregate nominal amount of the share capital of the
Company repurchased by the Company under the
authority granted pursuant to Resolution 5.2,
provided that such amount shall not exceed 10% of the
 aggregate nominal amount of the issued share capital
 of the Company at the date of the said resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHEUNG KONG INFRASTRUCTURE HLDGS LTD
  TICKER:                N/A             CUSIP:     G2098R102
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements, the report of the Directors and the
Independent Auditor's report for the YE 31st DEC 2008

PROPOSAL #2.: Declare the final dividend                                   ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Elect Mr. Li Tzar Kuoi, Victor as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.2: Elect Mr. Fok Kin Ning, Canning as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.3: Elect Mr. Tso Kai Sum as a Director                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.4: Elect Mr. Cheong Ying Chew, Henry as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.5: Elect Mr. Barrie Cook as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint Messrs. Deloitte Touche                              ISSUER          YES          FOR               FOR
Tohmatsu as the Auditor and authorize the Directors
to fix their remuneration

PROPOSAL #5.1: Authorize the Directors to issue and                        ISSUER          YES        AGAINST           AGAINST
dispose of additional shares not exceeding 20% of the
 existing issued share capital of the Company at the
date of the resolution until the next AGM [Relevant
Period], such mandate to include the granting of
offers or options [including bonds and debentures
convertible into shares of the Company] which might
be exercisable or convertible during or after the
relevant period

PROPOSAL #5.2: Authorize the Directors to repurchase                       ISSUER          YES          FOR               FOR
shares of HKD 1.00 in the capital of the Company
during the relevant period, subject to and in
accordance with all applicable laws and requirements
of the Rules Governing the Listing of Securities on
The Stock Exchange of Hong Kong Limited or any other
stock exchange as amended from time to time, not
exceeding 10% of the aggregate nominal amount of the
issued share capital of the Company; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM of the Company is required
by law to be held]

PROPOSAL #5.3: Authorize the Directors to issue and                        ISSUER          YES        AGAINST           AGAINST
dispose of additional shares pursuant to Resolution
5[1] by the addition thereto of an amount
representing the aggregate nominal amount of the
share capital of the Company repurchased by the
Company under the authority granted pursuant to
Ordinary Resolution 5[2], provided that such amount
shall not exceed 10% of the aggregate nominal amount
of the issued share capital of the Company at the
date of the said resolution

PROPOSAL #6.1: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, acting together, individually or by
committee to approve the acquisition of the bonds,
notes, commercial paper or other similar debt
instruments issued by Connected Issuers [as
specified] pursuant to the master agreement dated 03
APR 2009 and made between the Company and Hutchison
Whampoa Limited setting out the basis upon which the
Company or its subsidiaries may acquire the Connected
 Debt Securities issued by the connected issuers,
copy of which have been produced to this meeting
marked A and signed by the Chairman of this meeting
for identification purpose subject to the limitations

PROPOSAL #6.2: Authorize the Directors to acquire                          ISSUER          YES          FOR               FOR
Connected Debt Securities generally and
unconditionally approve i]the aggregate gross
purchase price of Connected Debt Securities of a
particular issue to be acquired, after deducting any
net sale proceeds of Connected Debt Securities sold,
by the Company and its subsidiaries [the Group] [Net
Connected Debt Securities Position] during the
Relevant Period pursuant to the approval in paragraph
 [a] above shall not exceed 20% of the aggregate
value of the subject issue and all outstanding
Connected Debt Securities of the same issuer with the
 same maturity or shorter maturities; ii] the Net
Connected Debt Securities Position of the Group at
any time during the relevant period shall not exceed:
 [a] HKD 2.2 billion or [b] 20% of the aggregate net
liquid assets of the Group which is accounted for and
 consolidated in the accounts of the Company as at 31
 DEC 2008 or if different, 20% of the Company's
unaudited consolidated net liquid assets as at the
last day of the immediately preceding calendar
quarter [the Reference Date], whichever is the lower;
 for this purpose, net liquid assets shall mean the
aggregate value of cash, deposits and marketable
securities [including for the avoidance of doubt any
Connected Debt Securities held at the time] and the
Company's unaudited consolidated net liquid assets as
 at the reference date shall mean the aggregate value
 of the cash, deposits and marketable securities
[including for the avoidance of doubt any Connected
Debt Securities held at the time all valued at their
respective fair market values as at such date] held
by the Group which is accounted for and consolidated
in the accounts of the Company as at the reference
date less the aggregate value of any such assets
which are subject to pledges or other encumbrances as
 at the reference date; [iii] the Connected Debt
Securities shall be [a] listed for trading on a
recognised exchange, [b] offered to qualified
institutional buyers in reliance on Rule 144A under
the U.S. Securities Act of 1933, as amended, [c]
offered to persons outside the United States in
reliance on Regulation S under the U.S. Securities
Act of 1933, or [d] offered pursuant to an issue
where the aggregate value of such issue and all other
 outstanding Connected Debt Securities of the same
issuer is no less than USD 500 million or its
equivalent in other currencies permitted under [vi]
below, and in all cases the Connected Debt Securities
 shall be acquired by the Group only on normal
commercial terms arrived at after arm's length
negotiations; iv] the Connected Debt Securities shall
 be of at least investment grade or its equivalent;
v] the Connected Debt Securities shall not include
zero coupon instruments or instruments with any
imbedded option, right to convert into or exchange
for any form of equity interest or derivative; vi]
the Connected Debt Securities shall be issued in any
of the following currencies, Hong Kong Dollars, the
United States Dollars, Canadian Dollars or such other

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINESE ESTATES HLDGS LTD HONG KONG
  TICKER:                N/A             CUSIP:     G2108M192
  MEETING DATE:          10/22/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
during the relevant period of all the powers of the
Company to purchase issued shares of HKD 0.10 each in
 the capital of the Company subject to and in
accordance with all applicable Laws and requirements
of the Rules Governing the Listing of Securities on
The Stock Exchange of Hong Kong Limited as amended
from time to time, not exceeding 10% of the aggregate
 nominal amount of the shares capital of the Company
in issue as at the date of passing this resolution
and the said approve shall be limited accordingly;
[Authority expires the earlier of the conclusion of
the next AGM or the expiration of the period within
which the next AGM is to be held by law and/or the
Company's Bye-Laws to be held]

PROPOSAL #2.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of Resolutions 1, to extend the general mandate
granted to the Directors pursuant to Resolution 1, by
 an amount representing the aggregate nominal amount
of the share capital of the Company purchased by the
Company pursuant to the Resolution 1, provided that
such amount shall not exceed 10% of the aggregate
nominal amount of the issued share capital of the
Company at the date of passing this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINESE ESTATES HLDGS LTD HONG KONG
  TICKER:                N/A             CUSIP:     G2108M192
  MEETING DATE:          1/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt, conditional upon the                      ISSUER          YES        AGAINST           AGAINST
 Listing Committee of The Stock Exchange of Hong Kong
 Limited granting the listing of and permission to
deal in the shares in the capital of the Company [the
 Shares] to be issued pursuant to the vesting of the
award granted under the Share Award Scheme [as
specified] [the Share Award Scheme], to be the Share
Award Scheme of the Company and authorize the
Directors of the Company to grant awards and issue,
allot and deal with the shares pursuant to the Shares
 Award Scheme and take such steps and do such acts
and to entire into such transactions, arrangements
and agreements as may be necessary or desirable to
implement and give full effect to the Share Award
Scheme

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINESE ESTATES HOLDINGS LTD
  TICKER:                N/A             CUSIP:     G2108M218
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements, Directors' report and Auditors report for
 the YE 31 DEC 2008

PROPOSAL #2.: Approve the final dividend and special                       ISSUER          YES          FOR               FOR
dividend for the YE 31 DEC 2008

PROPOSAL #3.a: Re-elect Mr. Lau, Ming-Wai as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.b: Re-elect Ms. Phillis Loh, Lai-Ping as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.c: Re-elect Mr. Ma, Tsz-Chun as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.d: Authorize the Directors to fix the                          ISSUER          YES          FOR               FOR
remuneration of the Directors

PROPOSAL #4.: Re-appoint the Auditors and authorize                        ISSUER          YES          FOR               FOR
the Directors to fix the remuneration of the Auditors

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 to purchase issued shares of HKD 0.10 each in the
capital of the Company during the relevant period,
subject to and in accordance with all applicable laws
 and requirements of the Rules Governing the Listing
of Securities on the Stock Exchange of Hong Kong
Limited as amended from time to time, not exceeding
10% of the aggregate nominal amount of the share
capital of the Company in issue as at the date of
passing of this resolution and the said approval
shall be limited accordingly; [Authority expires the
earlier of the conclusion of the AGM of the Company
or the expiration of the period within which the next
 AGM of the Company is required by Law and/or the
Company Bye-Laws to be held]

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to allot, issue and deal with additional shares in
the capital of the Company and to make or grant
offers, agreements and options during and after the
end of relevant period, not exceeding 20% of the
aggregate nominal amount of the issued share capital
of the Company, otherwise than pursuant to i) a
rights issue; or ii) the share award scheme or the
share option scheme of the Company approved by the
Stock Exchange of Hong Kong Limited, or iii) any
scrip dividend or similar or any similar arrangement
providing for the allotment of shares in lieu of the
whole or part of a dividend on shares of the Company
in accordance with the Bye-laws of the Company;
[Authority expires the earlier of the conclusion of
the AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by Law and/or the Company Bye-Laws to be

PROPOSAL #7.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of the Resolutions 5 and 6, the general mandate
granted to the Directors of the Company pursuant to
the Resolution 6 by the addition thereto of an amount
 representing the aggregate nominal amount of the
share capital of the Company purchased by the Company
 under the authority granted pursuant to the
Resolution 5, provided that such amount does not
exceed 10% of the aggregate nominal amount of the
issued share capital of the Company at the date of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHUBU ELECTRIC POWER COMPANY,INCORPORATED
  TICKER:                N/A             CUSIP:     J06510101
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Shareholder's Proposal: Amend Articles                        ISSUER          YES          FOR             AGAINST
to Disclose Each Director's Compensation and Bonus,
Make Resolution to Appoint a CEO

PROPOSAL #6: Shareholder's Proposal: Amend Articles                        ISSUER          YES        AGAINST             FOR
to Abolish Use of Nuclear Plants

PROPOSAL #7: Shareholder's Proposal: Amend Articles                        ISSUER          YES        AGAINST             FOR
to Create Committee on Abolishment of Nuclear Power
Facilities

PROPOSAL #8: Shareholder's Proposal: Amend Articles                        ISSUER          YES        AGAINST             FOR
to Abolish Reprocessing of Spent Nuclear Fuel

PROPOSAL #9: Shareholder's Proposal: Amend Articles                        ISSUER          YES        AGAINST             FOR
to Freeze Further Development of MOX for nuclear fuel

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHUGAI PHARMACEUTICAL CO.,LTD.
  TICKER:                N/A             CUSIP:     J06930101
  MEETING DATE:          3/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions, Approve Minor Revisions Related to the
Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Payment of Accrued Benefits                           ISSUER          YES          FOR               FOR
associated with Abolition of Retirement Benefit
System for Current Corporate Officers

PROPOSAL #6: Approve Details of Stock-Based                                ISSUER          YES          FOR               FOR
Compensation Plan and Stock Option Plan for Corporate
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHUO MITSUI TRUST HOLDINGS,INC.
  TICKER:                N/A             CUSIP:     J0752J108
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.5: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve Provision of Retirement                              ISSUER          YES        AGAINST           AGAINST
Allowance for Retiring Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CITIC INTERNATIONAL FINANCIAL HOLDINGS LTD
  TICKER:                N/A             CUSIP:     Y1636Y108
  MEETING DATE:          10/16/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve [with or without modification]                       ISSUER          YES          FOR               FOR
a Scheme of Arrangement proposed to be made between
the Company and the aforementioned holders of its
ordinary shares of HKD 1.00 each

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CITIC INTERNATIONAL FINANCIAL HOLDINGS LTD
  TICKER:                N/A             CUSIP:     Y1636Y108
  MEETING DATE:          10/16/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the Scheme of Arrangement                           ISSUER          YES          FOR               FOR
dated 16 SEP 2008 between the Company and the holders
 of the Scheme Shares [as defined in the Scheme of
Arrangement] in the form of the print which has been
produced to this Meeting and for the purposes of
identification signed by the Chairman of this
Meeting, with any modification thereof or addition
thereto or condition approved or imposed by the High
Court of the Hong Kong Special Administrative Region;
 for the purposes of giving effect to the Scheme of
Arrangement, on the Effective Date [as defined in the
 Scheme of Arrangement]; and authorized the issued
capital of the Company be reduced by cancelling and
extinguishing the Scheme Shares; subject to and
forthwith upon such reduction of capital taking
effect, the authorized capital of the Company be
increased to its former amount of HKD 8,000,000,000
by the creation of such number of new ordinary shares
 of HKD 1.00 each in the capital of the Company as is
 equal to the number of the Scheme Shares cancelled;
and the Company shall apply the credit arising in its
 books of account as a result of the reduction of the
 capital referred to in sub-paragraph (i) above in
paying up in full at par such number of new ordinary
shares of HKD 1.00 each in the capital of the Company
 to be created as aforesaid, which new shares shall
be allotted and issued, credited as fully paid, to
Gloryshare Investments Limited

PROPOSAL #2.: Approve the transfer of such number of                       ISSUER          YES          FOR               FOR
the overseas listed foreign shares [CNCB H Shares] of
 RMB 1.00 each in the capital of China CITIC Bank
Corporation Limited [CNCB] by Gloryshare Investments
Limited [GIL] to Banco Bilbao Vizcaya Argentaria,
S.A. [BBVA] pursuant to a framework agreement dated 3
 JUN 2008 entered into between CITIC Group, GIL and
BBVA which would result in BBVA holding 10.07% of the
 issued shares of RMB 1.00 each in the capital of
CNCB immediately after such transfer at the sale
price per CNCB H Share [being the higher of (i) HKD
5.10; and (ii) the highest closing price per CNCB H
Share as quoted on The Stock Exchange of Hong Kong
Limited during the period commencing 3 JUN 2008 and
ending on the date on which the Scheme of Arrangement
 referred to in the Special Resolution set out in the
 Notice convening this Meeting becomes effective,
subject to a maximum price of HKD 5.86 per CNCB H

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CITIZEN HOLDINGS CO.,LTD.
  TICKER:                N/A             CUSIP:     J07938111
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CITY DEVELOPMENTS LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     V23130111
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the reports of the Directors and
Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Approve to declare a final tax-exempt                        ISSUER          YES          FOR               FOR
[1-tier] ordinary dividend of 7.5 cents per ordinary
share for the YE 31 DEC 2008 as recommended by the
Directors

PROPOSAL #3.: Approve the Directors' Fees of SGD                           ISSUER          YES          FOR               FOR
308,000.00 for the YE 31 DEC 2008 [year 2007 : SGD
308,000.00] and Audit Committee Fees of SGD 47,500.00
 per quarter for the period from 1 JUL 2009 to 30 JUN
 2010 [period from 1 JUL 2008 to 30 JUN 2009: SGD
47,500.00 per quarter], with payment of the Audit
Committee fees to be made in arrears at the end of
each calendar quarter

PROPOSAL #4.A: Re-elect Mr. Foo See Juan as a                              ISSUER          YES          FOR               FOR
Director, who retires in accordance with the Articles
 of Association of the Company

PROPOSAL #4.B: Re-elect Mr. Kwek Leng Peck as a                            ISSUER          YES          FOR               FOR
Director, who retires in accordance with the Articles
 of Association of the Company

PROPOSAL #5.A: Re-appoint Mr. Chee Keng Soon as a                          ISSUER          YES          FOR               FOR
Director, pursuant to Section 153(6) of the Companies
 Act, Chapter 50 of Singapore [the Companies Act], to
 hold office from the date of this AGM until the next
 AGM

PROPOSAL #5.B: Re-appoint Mr. Tang See Chim as a                           ISSUER          YES          FOR               FOR
Director, pursuant to Section 153(6) of the Companies
 Act, Chapter 50 of Singapore [the Companies Act], to
 hold office from the date of this AGM until the next
 AGM

PROPOSAL #6.: Re-appoint Messrs. KPMG LLP as the                           ISSUER          YES          FOR               FOR
Auditors and authorize the Directors to fix their
remuneration

PROPOSAL #7.: Authorize the Directors to issue                             ISSUER          YES          FOR               FOR
ordinary shares in the capital of the Company whether
 by way of rights, bonus or otherwise; and/or make or
 grant offers, agreements or options [collectively,
'Instruments'] that might or would require ordinary
shares to be issued, including but not limited to the
 creation and issue of [as well as adjustments to]
warrants, debentures or other instruments convertible
 into ordinary shares, at any time and upon such
terms and conditions and for such purposes and to
such persons as the Directors may, in their absolute
discretion, deem fit; and [notwithstanding the
authority conferred by this ordinary resolution may
have ceased to be in force] issue ordinary shares in
pursuance of any Instrument made or granted by the
Directors while this ordinary resolution was in
force; provided that: 1) the aggregate number of
ordinary shares to be issued pursuant to this
ordinary resolution [including ordinary shares to be
issued in pursuance of Instruments made or granted
pursuant to this ordinary resolution but excluding
ordinary shares which may be issued pursuant to any
adjustments effected under any relevant instrument],
does not exceed 100% of the total number of issued
ordinary shares, excluding treasury shares, in the
capital of the Company [s calculated in accordance
with paragraph (3) of this ordinary resolution); and
otherwise than by way of Renounceable rights issues
[other share issues] does not exceed 50% of the total
 number of issued ordinary shares, excluding treasury
 shares, in the capital of the Company (as calculated
 in accordance with paragraph (3) of this Ordinary
Resolution), of which the aggregate number of
ordinary shares to be issued other than on a pro rata
 basis to shareholders of the Company does not exceed
 20% of the total number of issued ordinary shares,
excluding treasury shares, in the capital of the
Company [as calculated in accordance with paragraph
(3) of this Ordinary Resolution]; 2) the renounceable
 rights issues and other Share Issues shall not, in
aggregate, exceed 100% of the total number of issued
ordinary shares, excluding treasury shares, in the
capital of the Company [as calculated in accordance
with paragraph (3) of this Ordinary Resolution 3)
[subject to such manner of calculation as may be
prescribed by the Singapore Exchange Securities
Trading Limited [SGX-ST]] for the purpose of
determining the aggregate number of ordinary shares
that may be issued under this resolution, the
percentage of issued ordinary shares shall be based
on the issued ordinary shares in the capital of the
Company at the time this resolution is passed, after
adjusting for new ordinary shares arising from the
conversion or exercise of any convertible securities
or share options or vesting of share awards which are
 outstanding and subsisting at the time this
resolution is passed; and ii) any subsequent
consolidation or subdivision of ordinary shares 4) in
 exercising the authority conferred by this
resolution, the Company shall comply with the

PROPOSAL #8.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to fix the issue price for ordinary shares in the
capital of the Company that may be issued by way of
placement pursuant to the 20% sub-limit for other
share issues on a non pro rata basis referred to in
Resolution 7 above, at a discount exceeding 10% but
not more than 20% of the price as determined in
accordance with the Listing Manual of the SGXST

PROPOSAL #9.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 a) for the purposes of Sections 76C and 76E of the
Companies Act, to purchase or otherwise acquire
issued ordinary shares and/or non-redeemable
convertible non-cumulative preference shares
[Preference Shares] not exceeding in aggregate the
prescribed limit [as hereinafter defined], at such
price or prices as may be determined by the Directors
 of the Company from time to time up to the maximum
price [as hereinafter defined], whether by way of: i)
 market purchases [each a Market Purchase] on the
SGX-ST; and/or ii) off-market purchases [each an Off-
Market Purchase] effected otherwise than on the SGX-
ST in accordance with any equal access scheme(s) as
may be determined or formulated by the Directors of
the Company as they may, in their absolute
discretion, deem fit, which schemes shall satisfy all
 the conditions prescribed by the Companies Act, and
otherwise in accordance with all other laws,
regulations and rules of the SGX-ST as may for the
time being be applicable; [Authority expires the
earlier at the date on which the next AGM of the
Company is held or the date by which the next AGM of
the Company is required by law to be held; the date
on which the authority conferred by the Share
Purchase Mandate is varied or revoked in general
meeting; or the date on which the purchases or
acquisitions of ordinary shares and/or preference
shares pursuant to the share purchase mandate are
carried out to the full extent mandated]; C) the
number of issued ordinary shares representing 10% of
the total number of issued ordinary shares as at the
date of the passing of this Resolution, [excluding
any ordinary shares held as treasury shares], and in
relation to any purchase or acquisition of preference
 shares, the number of issued preference shares
representing 10% of the total number of issued
preference shares as at the date of the passing of
this Resolution; and 'Maximum Price' in relation to
an ordinary share or preference share to be purchased
 [as the case may be] means an amount [excluding
brokerage, stamp duties, applicable goods and
services tax and other related expenses] not
exceeding i) in the case of a Market Purchase, 105%
of the average closing price of the ordinary shares
or preference shares [as the case may be]; an ii) in
the case of an Off-Market Purchase, 120% of the
Highest Last Dealt Price of the Ordinary Shares or
preference shares [as the case may be], where:
Average Closing Price means the average of the
Closing Market Prices of the ordinary shares or
preference shares [as the case may be] over the last
five (5) market days on the SGX-ST, on which
transactions in the ordinary shares or preference
shares were recorded, immediately preceding the day
of the market purchase by the Company, and deemed to
be adjusted for any corporate action that occurs
after such 5-market day period; 'Closing Market
Price' means the last dealt price for an ordinary
share or preference share [as the case may be]

PROPOSAL #10.: Approve the Directors to offer and                          ISSUER          YES        AGAINST           AGAINST
grant options in accordance with the provisions of
the City Developments Share Option Scheme 2001 [the
Scheme] and to allot and issue from time to time such
 number of ordinary shares in the capital of the
Company as may be required to be issued pursuant to
the exercise of the options granted under the Scheme
provided that the aggregate number of new ordinary
shares to be issued pursuant to the Scheme shall not
exceed 8% of the total number of issued ordinary
shares, excluding treasury shares, in the capital of
the Company from time to time

PROPOSAL #11.: a) Approve, the purpose of Chapter 9                        ISSUER          YES          FOR               FOR
of the Listing Manual of the SGX-ST, for the Company,
 its subsidiaries and its associated companies that
are not listed on the SGX-ST, or an approved
exchange, over which the Company, its subsidiaries
and/or its interested person(s), have control, or any
 of them, to enter into any of the transactions
falling within the category of Interested Person
Transactions, particulars of which are set out in the
 Company s Circular to Shareholders dated 28 APR 2003
 [the Circular] with any party who is of the class or
 classes of Interested Persons described in the
Circular, provided that such transactions are entered
 into in accordance with the review procedures for
Interested Person Transactions as set out in the
Circular, and that such approval [the IPT Mandate],
shall unless revoked or varied by the Company in
General Meeting, continue in force until the next
Annual General Meeting of the Company; and b)
authorize the Directors of the Company and each of
them to complete and do all such acts and things
[including executing all such documents as may be
required] as they or he may consider expedient or
necessary

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CLP HLDGS LTD
  TICKER:                N/A             CUSIP:     Y1660Q104
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the reports of the Directors and the
Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend of HKD 0.92                         ISSUER          YES          FOR               FOR
per share

PROPOSAL #3.A: Re-elect Mr. Ian Duncan Boyce as                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.B: Re-elect Dr. Lee Yui Bor as Director                        ISSUER          YES          FOR               FOR

PROPOSAL #3.C: Re-elect Mr. Jason Holroyd Whittle as                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.D: Re-elect Mr. Lee Ting Chang Peter as                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.E: Re-elect Mr. Peter William Greenwood                        ISSUER          YES          FOR               FOR
as Director

PROPOSAL #3.F: Re-elect Mr. Rudolf Bischof as Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.G: Re-elect Mr. William Elkin Mocatta as                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors of the Company and authorize the
Directors to fix Auditors' remuneration for the YE 31

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to allot, issue and dispose of additional shares of
the Company make or grant offers, agreements, options
 or warrants which would or might require the
exercise of such powers, during and after the
relevant period, the aggregate nominal value of share
 capital allotted or agreed to be allotted [whether
pursuant to an option or otherwise] by the Directors
of the Company pursuant to: i) a rights issue, or ii)
 any option scheme or similar arrangement or iii] any
 scrip dividend or similar arrangement, not exceeding
 5% of the aggregate nominal amount of the share
capital of the Company in issue at the date of this
resolution and the said mandate shall be limited
accordingly; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by law to be held]

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to purchase or otherwise acquire shares of HKD 5.00
each in the capital of the Company in accordance with
 all applicable laws and the requirements of the
Rules Governing the Listing of Securities on The
Stock Exchange of Hong Kong Limited, provided that
the aggregate nominal amount of shares so purchased
or otherwise acquired does not exceed 10% of the
aggregate nominal amount of the share capital of the
Company in issue at the date of this resolution;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by law to be held]

PROPOSAL #7.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of Resolution 5 and 6, that the aggregate nominal
amount of the shares which are purchased or otherwise
 acquired by the Company pursuant to Resolution 6 be
added to the aggregate nominal amount of the shares
which may be issued pursuant to Resolution 5

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COCA-COLA AMATIL LTD
  TICKER:                N/A             CUSIP:     Q2594P146
  MEETING DATE:          5/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Discussion of the accounts for the YE                        ISSUER          NO           N/A               N/A
31 DEC 2008 and the reports of the Directors and the
Auditor

PROPOSAL #2.: Adopt the remuneration report contained                      ISSUER          YES          FOR               FOR
 within the accounts for the YE 31 DEC 2008

PROPOSAL #3.A: Re-elect Mr. D.M. Gonski, AC as a                           ISSUER          YES          FOR               FOR
Director, who retires in accordance with Article
6.3[b] of the Constitution

PROPOSAL #3.B: Re-elect Mr. I. Finan as a Director,                        ISSUER          YES          FOR               FOR
who retires in accordance with Article 6.3[b] of the
Constitution

PROPOSAL #S.4: Amend the new Article 5.15 of the                           ISSUER          YES          FOR               FOR
current constitution of the Company as specified

PROPOSAL #5.: Approve that the Directors be permitted                      ISSUER          YES          FOR               FOR
 to invite Mr. T. J. Davis to participate in the
Coca-Cola Amatil Limited 2009-2011 Long Term
Incentive Share Plan by offering him rights to
acquire up to 247,844 fully paid ordinary shares in
the Company as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COCA-COLA WEST COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J0814U109
  MEETING DATE:          11/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Merger                                                ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend the Articles of Incorporation                           ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COCA-COLA WEST COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J0814U109
  MEETING DATE:          3/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by Directors

PROPOSAL #6.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COCHLEAR LIMITED
  TICKER:                N/A             CUSIP:     Q25953102
  MEETING DATE:          10/21/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's financial report,                      ISSUER          YES          FOR               FOR
 Directors' report and the Auditor's report in
respect of the FYE 30 JUN 2008

PROPOSAL #2.: Adopt the remuneration report                                ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Re-elect Mr. Tommie Bergman as a                            ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
accordance with the Company's Constitution

PROPOSAL #3.2: Re-elect Mr. Paul Bell as a Director                        ISSUER          YES          FOR               FOR
of the Company, who retires by rotation in accordance
 with the Company's Constitution

PROPOSAL #4.: Approve to issue the securities to the                       ISSUER          YES          FOR               FOR
Chief Executive Officer/President, Dr. Christopher
Roberts, under the Cochlear Executive Long Term
Incentive Plan as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMFORTDELGRO CORPORATION LTD
  TICKER:                N/A             CUSIP:     Y1690R106
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors report                       ISSUER          YES          FOR               FOR
and audited financial statements for the FYE 31 DEC
2008 together with the Auditors report thereon

PROPOSAL #2.: Declare a final 1 tier tax exempt                            ISSUER          YES          FOR               FOR
dividend of 2.4 cents per ordinary share in respect
of the FYE 31 DEC 2008

PROPOSAL #3.: Approve the payment of Directors fees                        ISSUER          YES          FOR               FOR
of SGD 505,000 for the FYE  31 DEC 2008

PROPOSAL #4.: Re-elect Mr. Kua Hong Pak as a Director                      ISSUER          YES          FOR               FOR
 retiring pursuant to Article 91 of the Company's
Articles of Association.

PROPOSAL #5.: Re-elect Mr. Wong Chin Huat, David, as                       ISSUER          YES          FOR               FOR
a Director retiring pursuant to Article 91 of the
Company's Articles of Association

PROPOSAL #6.: Re-elect Dr. Wang Kai Yuen, as a                             ISSUER          YES          FOR               FOR
Director retiring pursuant to Article 91 of the
Company's Articles of Association

PROPOSAL #7.: Re-appoint Messrs. Deloitte & Touche                         ISSUER          YES          FOR               FOR
LLP as Auditors and authorize the Directors to fix
their remuneration

PROPOSAL #8.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to allot and issue from time to time such number of
shares in the Company as may be required to be issued
 pursuant to the exercise of options under the
ComfortDelGro employees share option scheme, provided
 that the aggregate number of shares to be issued
pursuant to the ComfortDelGro employees share option
scheme shall not exceed 15pct of the total number of
issued shares in the capital of the company excluding
 treasury shares, from time to time

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMMONWEALTH BANK OF AUSTRALIA, SYDNEY NSW
  TICKER:                N/A             CUSIP:     Q26915100
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                            ISSUER          NO           N/A               N/A
Directors' report and the Auditor's report for the YE
 30 JUN 2008

PROPOSAL #2.A: Re-elect Mr. John M. Schubert as a                          ISSUER          YES          FOR               FOR
Director in accordance with Articles 11.1 and 11.2 of
 the Constitution of Commonwealth Bank of Australia

PROPOSAL #2.B: Re-elect Mr. Colin R. Galbraith as a                        ISSUER          YES          FOR               FOR
Director in accordance with Articles 11.1 and 11.2 of
 the Constitution of Commonwealth Bank of Australia

PROPOSAL #2.C: Re-elect Mrs. Jane S. Hemstritch as a                       ISSUER          YES          FOR               FOR
Director in accordance with Articles 11.1 and 11.2 of
 the Constitution of Commonwealth Bank of Australia

PROPOSAL #2.D: Re-elect Mr. Andrew M. Mohl as a                            ISSUER          YES          FOR               FOR
Director in accordance with Articles 11.4[b] and 11.2
 of the Constitution of Commonwealth Bank of Australia

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008

PROPOSAL #4.: Approve, in accordance with ASX Listing                      ISSUER          YES          FOR               FOR
 Rules 10.14 and 10.15 for the participation of Mr.
R.J. Norris in the Group Leadership Share Plan of
Commonwealth Bank of Australia [GLSP], and for the
grant of rights to shares to Mr. R.J. Norris within 1
 year of this AGM pursuant to the GLSP as specified

PROPOSAL #5.: Approve to increase the maximum                              ISSUER          YES          FOR               FOR
aggregate sum payable for fees to Non-Executive
Directors to AUD 4,000,000 in any FY, to be divided
among the Directors in such proportions and manner as
 they agree

PROPOSAL #S.6: Approve to modify the Constitution of                       ISSUER          YES          FOR               FOR
Commonwealth Bank of Australia as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPUTERSHARE LTD
  TICKER:                N/A             CUSIP:     Q2721E105
  MEETING DATE:          11/11/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                            ISSUER          NO           N/A               N/A
Directors' report and the Auditor's report for the YE
 30 JUN 2008

PROPOSAL #2.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008

PROPOSAL #3.: Re-elect Mr. A. N. Wales as a Director,                      ISSUER          YES          FOR               FOR
 who retires from the office under Clause 66 of the
Company's Constitution

PROPOSAL #4.: Re-elect Mr. S. D. Jones as a Director,                      ISSUER          YES          FOR               FOR
 who retires from the office under Clause 66 of the
Company's Constitution

PROPOSAL #5.: Elect Mrs. N. P. Withnall as a                               ISSUER          YES          FOR               FOR
Director, who retires from the office under Clause 65
 of the Company's Constitution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CONTACT ENERGY LTD
  TICKER:                N/A             CUSIP:     Q2818G104
  MEETING DATE:          10/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors                             ISSUER          YES          FOR               FOR
contact's to fix the Auditor's fees and expenses

PROPOSAL #2.: Re-elect Mr. Phillip Pryke as a                              ISSUER          YES        AGAINST           AGAINST
Director of the Contact

PROPOSAL #3.: Re-elect Mr. John Milne as a Director                        ISSUER          YES        AGAINST           AGAINST
of the Contact

PROPOSAL #4.: Approve to increase the total                                ISSUER          YES        AGAINST           AGAINST
Directors' remuneration payable annually to all the
Directors taken together for their services as
Directors of Contact by NZD 730,000, from NZD 770,000
 to NZD 1,500,000 and that such increase take effect
from 01 JUL 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COSCO CORPORATION (SINGAPORE) LTD
  TICKER:                N/A             CUSIP:     Y1764Z208
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Director's report                      ISSUER          YES          FOR               FOR
 and Audited financial statements for the FYE 31 DEC
2008 together with the Auditor's Report thereon

PROPOSAL #2.: Approve to declare a 1st and Final                           ISSUER          YES          FOR               FOR
Dividend of SGD 0.04 per ordinary share for the YE 31
 DEC 2008

PROPOSAL #3.: Approve to declare a Special Dividend                        ISSUER          YES          FOR               FOR
of SGD 0.03 per ordinary share for the year ended 31
DEC 2008

PROPOSAL #4.: Approve the payment of Director's fees                       ISSUER          YES          FOR               FOR
of SGD 234,167 for the YE 31 DEC 2008

PROPOSAL #5.: Re-elect Mr. Li Jian Hong as a Director                      ISSUER          YES        AGAINST           AGAINST
 who retires in accordance with Article 98 of the
Articles of Association of the Company

PROPOSAL #6.: Re-elect Dr. Wang Kai Yuen as a                              ISSUER          YES        AGAINST           AGAINST
Director who retires in accordance with Article 98 of
 the Articles of Association of the Company

PROPOSAL #7.: Re-elect Mr. Jiang Li Jun as a Director                      ISSUER          YES        AGAINST           AGAINST
 who retires in accordance with Article 104 of the
Articles of Association of the Company

PROPOSAL #8.: Re-elect Mr. Zhang Liang as a Director                       ISSUER          YES        AGAINST           AGAINST
who retires in accordance with Article 104 of the
Articles of Association of the Company

PROPOSAL #9.: Re-appoint Mr. Tom Yee Lat Shing as a                        ISSUER          YES        AGAINST           AGAINST
Director, who retire under Section 153[6] of the
Companies Act, Chapter 50, to hold office from the
date of this AGM until the next AGM of the Company

PROPOSAL #10.: Re-appoint Messrs.                                          ISSUER          YES          FOR               FOR
PricewaterhouseCoopers LLP as Auditors and to
authorize the Directors to fix their remuneration

PROPOSAL #11.: Authorize the Directors, pursuant the                       ISSUER          YES          FOR               FOR
Section 161 of the Companies Act [Chapter 50] and the
 Listing Rules of the Singapore Exchange Securities
Trading Limited [the Listing Rules], to allot and
issue:- [a] shares in the capital of the
Company[whether by way of bonus, rights or
otherwise]; or [b] convertible securities; or [c]
additional securities issued pursuant to Rule 829 of
the Listing Rules; or [d] shares arising from the
conversion of convertible securities in this
Resolution, at any time and upon such terms and
conditions and for such purposes as the Directors may
 in their absolute discretion deem fit provided that
: the aggregate number of shares and convertible
securities that may be issued shall not be more than
50% of the issued shares in the capital of the
Company [calculated in accordance with this
Resolution], of which the aggregate number of shares
and convertible securities issued other than on a pro
 rata basis to existing shareholders must be not more
 than 20% of the issued shares in the capital of the
Company [calculated in accordance with this
Resolution]; and for the purpose of determining the
aggregate number of shares and convertible securities
 that may be issued pursuant to this Resolution, the
percentage of issued share capital shall be
calculated based on the issued shares in the capital
of the Company at the time of the passing of this
resolution after adjusting for [a] new shares arising
 from the conversion or exercise of any convertible
securities; [b] new shares arising from exercising
share options or vesting of share awards outstanding
or subsisting at the time of the passing of this
resolution and; [c] any subsequent consolidation or
subdivision of shares; and [Authority expires the
earlier or until the next AGM of the Company or the
date by which the next AGM of the Company is required

PROPOSAL #12.: Authorize the Directors to offer and                        ISSUER          YES        AGAINST           AGAINST
grant options [Options] in accordance with the
provisions of the Cosco Group Employees' Share Option
 Scheme 2002 [Scheme] and to allot and issue from
time to time such number of shares in the capital of
the Company as may be required to be issued pursuant
to the exercise of Options granted under the Scheme,
provided that the total number of Shares to be
offered under the Scheme shall not in total exceed
[15] % of the issued share capital of the Company on
the day preceding any Offer Date at any time and from
 time to time during the existence of the Scheme

PROPOSAL #13.: Approve the renewal of the mandate for                      ISSUER          YES          FOR               FOR
 the purposes of Chapter 9 of the Listing Manual of
the SGX-ST, for the Company, its subsidiaries and
associated companies or any of them to enter into any
 of the transactions falling within the types of
Interested Person Transactions, particulars of which
are as specified to the annual report of the Company
for the FYE 31 DEC 2008 with any party who is of the
class of Interested Persons as specified provided
that such transactions are made on normal commercial
terms and will not be prejudicial to the interests of
 the Company and its minority shareholders and in
accordance with the review procedures as specified;
and authorize the Audit Committee of the Company to
take such actions as it deems proper in respect of
such procedures and/or to modify or implement such
procedures as may be necessary to take into
consideration any amendment to Chapter 9 of the
Listing Manual of the SGX-ST which may be prescribed
by the SGX-ST from time to time; and authorize the
Directors of the Company to complete and do all such
acts and things [including all such documents as may
be required] as they may consider expedient or
necessary or in the interests of the Company to give
effect to this Resolution; and [Authority expires the
 earlier or until the conclusion of the next AGM of
the Company or the date by which the next AGM of the
Company is required by law to be held]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COSMO OIL COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J08316101
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Adopt
Reduction of Liability System for Outside Directors,
Adopt Reduction of Liability System for Outside
Auditors

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CREDIT SAISON CO.,LTD.
  TICKER:                N/A             CUSIP:     J7007M109
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Reduce Term
of Office of Directors to One Year

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CROWN LTD, MELBOURNE
  TICKER:                N/A             CUSIP:     Q3014T106
  MEETING DATE:          10/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To consider the consolidated financial                       ISSUER          NO           N/A               N/A
statements of the Company and its controlled entities
 and the reports of the Directors and the Auditor for
 the FYE 30 JUN 2008

PROPOSAL #2.a: Re-elect Mr. John Alexander as a                            ISSUER          YES        AGAINST           AGAINST
Director, who retires in accordance with Clause 5.1
[f] of the Company's Constitution

PROPOSAL #2.b: Re-elect Mrs. Rowena Danziger as a                          ISSUER          YES          FOR               FOR
Director, who retires in accordance with Clause 5.1
[f] of the Company's Constitution

PROPOSAL #2.c: Re-elect Mr.Geoffrey Dixon as a                             ISSUER          YES          FOR               FOR
Director, who retires in accordance with Clause 5.1
[f] of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CSL LTD
  TICKER:                N/A             CUSIP:     Q3018U109
  MEETING DATE:          10/15/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          NO           N/A               N/A
the reports of the Directors and the Auditors for the
 YE 30 JUN 2008 and to note the final dividend in
respect of the YE 30 JUN 2008 declared by the Board
and paid by the Company

PROPOSAL #2.A: Elect Mr. David Anstice as a Director                       ISSUER          YES          FOR               FOR
of the Company, in accordance with Rule 87 of the
Constitution

PROPOSAL #2.B: Re-elect Ms. Elizabeth Alexander as a                       ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
accordance with Rule 99[a] of the Constitution

PROPOSAL #2.C: Re-elect Mr. David J Simpson as a                           ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
accordance with Rule 99[a] of the Constitution

PROPOSAL #3.: Adopt the remuneration report [which                         ISSUER          YES          FOR               FOR
forms part of the Directors' report] for the YE 30
JUN 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CSR LTD
  TICKER:                N/A             CUSIP:     Q30297115
  MEETING DATE:          7/10/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report and the                         ISSUER          YES          FOR               FOR
reports of the Directors and of the Auditors for the
FYE 31 MAR 2008

PROPOSAL #2.A: Re-elect Ms. Kethleen Conlon as a                           ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation at
the close of the meeting in accordance with Clause 55
 of the Company's constitution

PROPOSAL #2.B: Re-elect Mr. Richard Lee as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires by rotation at the close
 of the meeting in accordance with Clause 55 of the
Company's constitution

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
FYE 31 MAR 2008

PROPOSAL #4.: Approve, with effect from and including                      ISSUER          YES          FOR               FOR
 the FY commencing 01 APR 2008, to increase the
aggregate maximum sum available for the remuneration
of Non-Executive Directors by AUD 300,000 per year to
 AUD 1,450,000 per year

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAI NIPPON PRINTING CO.,LTD.
  TICKER:                N/A             CUSIP:     J10584100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.20: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.21: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.22: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.23: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.24: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.25: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAICEL CHEMICAL INDUSTRIES,LTD.
  TICKER:                N/A             CUSIP:     J08484149
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'
Rights, Expand Business Lines

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAIDO STEEL CO.,LTD.
  TICKER:                N/A             CUSIP:     J08778110
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3: Amend Articles to:  Make Resolutions                          ISSUER          YES        AGAINST           AGAINST
Related to Anti-Takeover Defense Measures, Allow
Board to Authorize Use of Free Share Purchase
Warrants as Anti-Takeover Defense Measure

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

PROPOSAL #7: Approve Renewal of Anti-Takeover Defense                      ISSUER          YES        AGAINST           AGAINST
 Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAIHATSU MOTOR CO.,LTD.
  TICKER:                N/A             CUSIP:     J09072117
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

PROPOSAL #6: Approve Retirement Allowance for                              ISSUER          YES        AGAINST           AGAINST
Retiring Directors, and Payment of Accrued Benefits
associated with Abolition of Retirement Benefit
System for Current Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAIICHI SANKYO COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J11257102
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAIKIN INDUSTRIES,LTD.
  TICKER:                N/A             CUSIP:     J10038115
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.: Approve Purchase of Own Shares                               ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAINIPPON SUMITOMO PHARMA CO.,LTD.
  TICKER:                N/A             CUSIP:     J10542116
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Allow Use of                              ISSUER          YES          FOR               FOR
Electronic Systems for Public Notifications, Approve
Minor Revisions Related to Dematerialization of
Shares and the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAITO TRUST CONSTRUCTION CO.,LTD.
  TICKER:                N/A             CUSIP:     J11151107
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Modification of resolution of Proposal                       ISSUER          YES          FOR               FOR
7 (Issuance of stock acquisition rights to persons
other than shareholders with particularly favorable
conditions) at the 30th Ordinary General Meeting of
Shareholders

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAIWA HOUSE INDUSTRY CO.,LTD.
  TICKER:                N/A             CUSIP:     J11508124
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAIWA SECURITIES GROUP INC.
  TICKER:                N/A             CUSIP:     J11718111
  MEETING DATE:          6/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve Issuance of Share Acquisition                        ISSUER          YES          FOR               FOR
Rights as Stock Options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DBS GROUP HOLDINGS LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     Y20246107
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the Directors'                           ISSUER          YES          FOR               FOR
report and audited accounts for the YE 31 DEC 2008
and the Auditors' report thereon

PROPOSAL #2.: Declare a one-tier tax exempt final                          ISSUER          YES          FOR               FOR
dividend of 14 cents per ordinary share, for the YE
31 DEC 2008

PROPOSAL #3.A: Approve to sanction the amount of SGD                       ISSUER          YES          FOR               FOR
1,475,281 proposed as Director's fees for 2008

PROPOSAL #3.B: Approve to sanction the amount of SGD                       ISSUER          YES          FOR               FOR
2,000,000 proposed as special remuneration for Mr.
Koh Boon Hwee for 2008

PROPOSAL #4.: Re-appoint Messrs.                                           ISSUER          YES          FOR               FOR
PricewaterhouseCoopers as the Auditors of the Company
 and authorize the Directors to fix their remuneration

PROPOSAL #5.A: Re-elect Mr. Koh Boon Hwee as a                             ISSUER          YES          FOR               FOR
Director, who are retiring under Article 95 of the
Company's Articles of Association

PROPOSAL #5.B: Re-elect Mr. Christopher Cheng Wai                          ISSUER          YES          FOR               FOR
Chee as a Director, who are retiring under Article 95
 of the Company's Articles of Association

PROPOSAL #6.A: Re-elect Mr. Richard Daniel Stanley,                        ISSUER          YES          FOR               FOR
as a Director, who are retiring under Article 101 of
the Company's Articles Association

PROPOSAL #6.B: Re-elect Ms. Euleen Goh Yiu Kiang, as                       ISSUER          YES          FOR               FOR
a Director, who are retiring under Article 101 of the
 Company's Articles Association

PROPOSAL #6.C: Re-elect Dr. Bart Joseph Broadman, as                       ISSUER          YES          FOR               FOR
a Director, who are retiring under Article 101 of the
 Company's Articles Association

PROPOSAL #7.: Re-appoint Mr. Andrew Robert Fowell                          ISSUER          YES        AGAINST           AGAINST
Buxton as a Director pursuant to Section 153[6] of
the Companies Act, Chapter 50, to hold office from
the date of this AGM until the next AGM the Company

PROPOSAL #8.A: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company to a] allot and issue from time to time
such number of ordinary shares in the capital of the
Company [DBSH ordinary shares] as may be required to
be issued pursuant to the exercise of options under
the DBSH share option plan; and b] offer and grant
awards in accordance with the provisions of the DBSH
share plan and to allot and issue from time to time
such number of DBSH ordinary shares as may be
required to be issued pursuant to the vesting of
awards under the DBSH share plan, provided always
that the aggregate number of new DBSH ordinary shares
 to be issued pursuant to the exercise of options
granted under the DBSH share option plan and the
vesting of awards granted or to be granted under the
DBSH share plan shall not exceed 7.5% of the total
number of issued shares [excluding treasury shares]
in the capital of the Company from time to time

PROPOSAL #8.B: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to a] [i] issue shares in the capital of the Company
 [shares] whether by way of rights, bonus or
otherwise; and/or [ii] make or grant offers,
agreements or options [collectively, Instruments]
that might or would require shares to be issued,
including but not limited to the creation and issue
of [as well as adjustments to] warrants, debentures
or other instruments convertible into shares, at any
time and upon such terms and conditions and for such
purposes and to such persons as the Directors may in
their absolute discretion deem fit; and [b]
[notwithstanding the authority conferred by this
resolution may have ceased to be in force] issue
shares in pursuance of any instrument made or granted
 by the Directors while this Resolution was in force,
 provided that [1] the aggregate number of shares to
be issued pursuant to this resolution [including
shares to be issued in pursuance of instruments made
or granted pursuant to this Resolution] does not
exceed 50% of the total number of issued shares
[excluding treasury shares] in the capital of the
Company [as calculated in accordance with paragraph
[2] below], of which the aggregate number of shares
to be issued other than on a pro rata basis to
shareholders of the Company [including shares to be
issued in pursuance of instruments made or granted
pursuant to this resolution] does not exceed 10% of
the total number of issued shares [excluding treasury
 shares] in the capital of the Company [as calculated
 in accordance with paragraph [2] below]; [2]
[subject to such manner of calculation and
adjustments as may be prescribed by the Singapore
Exchange Securities Trading Limited [SGX-ST]] for the
 purpose of determining the aggregate number of
shares that may be issued under paragraph [1] above,
the percentage of issued shares shall be based on the
 total number of issued shares [excluding treasury
shares] in the capital of the Company at the time
this resolution is passed, after adjusting for [i]
new shares arising from the conversion or exercise of
 any convertible securities or share options or
vesting of share awards which are outstanding or
subsisting at the time this resolution is passed; and
 [ii] any subsequent bonus issue, consolidation or
subdivision of shares; [3] in exercising the
authority conferred by this Resolution, the Company
shall comply with the provisions of the listing
manual of the SGX-ST for the time being in force
[unless such compliance has been waived by the SGX-
ST] and the Articles of Association for the time
being of the Company; [Authority expires at the
earlier of the conclusion of the next AGM of the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DBS GROUP HOLDINGS LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     Y20246107
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors for the                              ISSUER          YES          FOR               FOR
purposes of Sections 76C and 76E of the Companies
Act, Chapter 50 [the Companies Act], to purchase or
otherwise acquire issued ordinary shares in the
capital of DBSH [ordinary shares] not exceeding in
aggregate the maximum percentage [as specified], at
such price or prices as may be determined by the
Directors from time to time up to the maximum price
[as specified], whether by way of: [i] market
purchase[s] on the Singapore Exchange Securities
Trading Limited [SGX-ST] transacted through the
Central Limit Order Book trading system and/or any
other securities exchange on which the ordinary
shares may for the time being be listed and quoted
[Other Exchange]; and/or [ii] off-market purchase[s]
[if effected otherwise than on the SGX-ST or, as the
case may be, other exchange] in accordance with any
equal access scheme[s] as may be determined or
formulated by the Directors as they consider fit,
which scheme[s] shall satisfy all the conditions
prescribed by the Companies Act, and otherwise in
accordance with all other laws and regulations and
rules of the SGX-ST or, as the case may be, other
exchange as may for the time being be applicable,
[the share purchase mandate]; [Authority expires the
earlier of the date on which the next AGM of DBSH is
held and the date by which the next AGM of DBSH is
required by law to be held]; and to complete and do
all such acts and things [including executing such
documents as may be required] as they and/or he may
consider expedient or necessary to give effect to the
 transactions contemplated and/or authorized by this

PROPOSAL #2.: Approve, pursuant to Rule 14.1 of the                        ISSUER          YES          FOR               FOR
rules of the DBSH Share Plan [the Plan] and further
to the ordinary resolution passed by the Company in
general meeting on 21 APR 2003, the extension of the
duration of the Plan for a further period of 10 years
 from 18 SEP 2009 up to 17 SEP 2019; and amend the
Rule 8.1 of the Plan as specified

PROPOSAL #S.3: Amend the Articles of Association                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 contingent upon the passing of Resolution 3,
pursuant to Section 161 of the Companies Act, to
allot and issue from time to time such number of new
ordinary shares, new NRPS [as specified] and new RPS
[as specified] in the Company as may be required to
be allotted and issued pursuant to the DBSH Scrip
Dividend Scheme [as specified]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DENA CO.,LTD.
  TICKER:                N/A             CUSIP:     J1257N107
  MEETING DATE:          6/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DENKI KAGAKU KOGYO KABUSHIKI KAISHA
  TICKER:                N/A             CUSIP:     J12936134
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DENSO CORPORATION
  TICKER:                N/A             CUSIP:     J12075107
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5: Allow Board to Authorize Use of Stock                         ISSUER          YES          FOR               FOR
Options and Stock Option Plan

PROPOSAL #6: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DENTSU INC.
  TICKER:                N/A             CUSIP:     J1207N108
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations, Adopt Restriction to the Rights
 for Odd-Lot Shares, Allow Use of Treasury Shares for
 Odd-Lot Purchases, Reduce Board Size to 15, Adopt an
 Executive Officer System

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DEXUS PROPERTY GROUP
  TICKER:                N/A             CUSIP:     Q3190P100
  MEETING DATE:          10/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect Ms. Elizabeth Alexander AM as a                        ISSUER          YES          FOR               FOR
Director of Dexus Funds Managing Limited

PROPOSAL #2.: Elect Mr. Barry Brownjohn as a Director                      ISSUER          YES          FOR               FOR
 of Dexus Funds Managing Limited

PROPOSAL #3.: Elect Mr. Charles B. Leitner as a                            ISSUER          YES          FOR               FOR
Director of Dexus Funds Managing Limited

PROPOSAL #4.: Elect Mr. Brian Scullin as a Director                        ISSUER          YES          FOR               FOR
of Dexus Funds Managing Limited

PROPOSAL #5.: Approve to increase in remuneration                          ISSUER          YES          FOR               FOR
pool for the Non-Executive Directors of Dexus Funds
Management Limited and its holding Company Dexus
Holding Private Limited as specified

PROPOSAL #6.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
FYE 30 JUN 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DEXUS PROPERTY GROUP
  TICKER:                N/A             CUSIP:     Q3190P100
  MEETING DATE:          2/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
Listing Rule 7.1 and 7.4, the issue of 391,705,664
stapled securities, each comprising a unit in each of
 Dexus Diversified Trust, Dexus Industrial Trust,
Dexus Office Trust and Dexus Operations Trust,
[Stapled Security] to creation institutional and
sophisticated investors at AUD 0.77 per Stapled
Security issued on 09 DEC 2008 as specified

PROPOSAL #S.2: Authorize, for the purposes of ASX                          ISSUER          YES          FOR               FOR
Listing Rule 7.1, ASIC class 05/26 and for all other
purposes, the Dexus Property Group and the Directors
of the Dexus Funds Management Limited, as responsible
 entity for the Dexus Diversified Trust, Dexus
Industrial Trust, Dexus Office Trust and Dexus
Operations Trust [Trusts], to issue stapled
securities, each comprising a unit in each of the
Trusts, [Stapled Securities] to an underwriter of
persons procured by an underwriter within a period of
 24 months from the date of this meeting in
connection with any issue of Stapled Securities under
 the Dexus property Group distribution reinvestment

PROPOSAL #S.3: Amend the constitutions of each of                          ISSUER          YES          FOR               FOR
Dexus Diversified Trust, Dexus Industrial Trust,
Dexus Office Trust and Dexus Operations Trust
[Trusts] in accordance with the provisions of the
supplemental deed polls as specified; and authorize
the Dexus Funds Management Limited, as responsible
entity for each of the Trusts, to execute a
supplemental deed poll for each of the Trusts, in the
 same form as the supplemental deed poll annexed, and
 lodge them with ASIC to give effect to the
amendments to the Constitutions of the Trusts

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DIC CORPORATION
  TICKER:                N/A             CUSIP:     J1280G103
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DOWA HOLDINGS CO.,LTD.
  TICKER:                N/A             CUSIP:     J12432126
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Appoint a Outside Substitute  Corporate                      ISSUER          YES          FOR               FOR
 Auditor

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EAST JAPAN RAILWAY COMPANY
  TICKER:                N/A             CUSIP:     J1257M109
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Proposal for appropriation of retained                       ISSUER          YES          FOR               FOR
earnings

PROPOSAL #2.: Partial amendment to the Articles of                         ISSUER          YES          FOR               FOR
Incorporation: Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #3.1: Election of Director                                        ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Election of Director                                        ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Election of Director                                        ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Election of Corporate Auditor                               ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Election of Corporate Auditor                               ISSUER          YES          FOR               FOR

PROPOSAL #5.: Payment of bonuses to Directors and                          ISSUER          YES          FOR               FOR
Corporate Auditors

PROPOSAL #6.: Shareholders' Proposals: Partial                             ISSUER          YES        AGAINST             FOR
amendment to the Articles of Incorporation (1)
Expansion of authority of the General Meeting of
Shareholders by the Articles of Incorporation

PROPOSAL #7.: Shareholders' Proposals: Establishment                       ISSUER          YES        AGAINST             FOR
of a Special Committee for Compliance Surveillance

PROPOSAL #8.: Shareholders' Proposals: Partial                             ISSUER          YES          FOR             AGAINST
amendment to the Articles of Incorporation (2)
Disclosure of individual Director's remunerations to
shareholders

PROPOSAL #9.: Shareholders' Proposals: Partial                             ISSUER          YES          FOR             AGAINST
amendment to the Articles of Incorporation (3)
Requirement for appointment of outside Directors

PROPOSAL #10.: Shareholders' Proposals: Partial                            ISSUER          YES        AGAINST             FOR
amendment to the Articles of Incorporation (4)
Deletion of Article 26 (Principal Executive Advisers
and Advisers, etc.) of the current Articles of
Incorporation and addition of new Article 26 (Special
 Committee)

PROPOSAL #11.1: Shareholders' Proposals: Dismissal of                      ISSUER          YES        AGAINST             FOR
 Director

PROPOSAL #11.2: Shareholders' Proposals: Dismissal of                      ISSUER          YES        AGAINST             FOR
 Director

PROPOSAL #11.3: Shareholders' Proposals: Dismissal of                      ISSUER          YES        AGAINST             FOR
 Director

PROPOSAL #11.4: Shareholders' Proposals: Dismissal of                      ISSUER          YES        AGAINST             FOR
 Director

PROPOSAL #11.5: Shareholders' Proposals: Dismissal of                      ISSUER          YES        AGAINST             FOR
 Director

PROPOSAL #11.6: Shareholders' Proposals: Dismissal of                      ISSUER          YES        AGAINST             FOR
 Director

PROPOSAL #11.7: Shareholders' Proposals: Dismissal of                      ISSUER          YES        AGAINST             FOR
 Director

PROPOSAL #11.8: Shareholders' Proposals: Dismissal of                      ISSUER          YES        AGAINST             FOR
 Director

PROPOSAL #12.1: Shareholders' Proposals: Election of                       ISSUER          YES        AGAINST             FOR
Director

PROPOSAL #12.2: Shareholders' Proposals: Election of                       ISSUER          YES        AGAINST             FOR
Director

PROPOSAL #12.3: Shareholders' Proposals: Election of                       ISSUER          YES        AGAINST             FOR
Director

PROPOSAL #12.4: Shareholders' Proposals: Election of                       ISSUER          YES        AGAINST             FOR
Director

PROPOSAL #12.5: Shareholders' Proposals: Election of                       ISSUER          YES        AGAINST             FOR
Director

PROPOSAL #13.: Shareholders' Proposals: Reduction of                       ISSUER          YES        AGAINST             FOR
remunerations to Directors and Corporate Auditors

PROPOSAL #14.: Shareholders' Proposals: Proposal for                       ISSUER          YES        AGAINST             FOR
appropriation of retained earnings (1)

PROPOSAL #15.: Shareholders' Proposals: Proposal for                       ISSUER          YES        AGAINST             FOR
appropriation of retained earnings (2)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EISAI CO.,LTD.
  TICKER:                N/A             CUSIP:     J12852117
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to : Approve Minor                            ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve Issuance of Share Acquisition                        ISSUER          YES          FOR               FOR
Rights as Stock Options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ELECTRIC POWER DEVELOPMENT CO.,LTD.
  TICKER:                N/A             CUSIP:     J12915104
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Allow Use of                              ISSUER          YES          FOR               FOR
Electronic Systems for Public Notifications, Approve
Minor Revisions Related to Dematerialization of
Shares and the Other Updated Laws and Regulations,
Increase Board Size to 14

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ELPIDA MEMORY,INC.
  TICKER:                N/A             CUSIP:     J1354L103
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #2.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ESPRIT HLDGS LTD
  TICKER:                N/A             CUSIP:     G3122U145
  MEETING DATE:          12/11/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
consolidated financial statements and the reports of
the Directors and the Auditors of the Group for the
YE 30 JUN 2008

PROPOSAL #2.: Approve a final dividend of 1.15 Hong                        ISSUER          YES          FOR               FOR
Kong dollar per share for the YE 30 JUN 2008

PROPOSAL #3.: Approve a special dividend of 2.10 Hong                      ISSUER          YES          FOR               FOR
 Kong dollar per share for the YE 30 JUN 2008

PROPOSAL #4.I: Re-elect Mr. Thomas Johannes Grote as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #4.II: Re-elect Mr. Raymond Or Ching Fai as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #4.III: Re-elect Dr. Hans-Joachim Korber as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #4.IV: Authorize the Board to fix the                             ISSUER          YES          FOR               FOR
Directors' remuneration

PROPOSAL #5.: Re-appoint Messrs.                                           ISSUER          YES          FOR               FOR
PricewaterhouseCoopers as the Auditors and authorize
the Directors to fix their remuneration

PROPOSAL #6.: Authorize the Directors to purchase                          ISSUER          YES          FOR               FOR
shares not exceeding 10% of the issued share capital
of the Company

PROPOSAL #7.: Authorize the Directors, subject to                          ISSUER          YES        AGAINST           AGAINST
restriction on discount and restriction on
refreshment as specified, to issue, allot and deal
with additional shares up to a maximum of 5% of the
issued share capital of the Company, save in the case
 of an allotment for the purpose of an acquisition or
 where the consideration for such allotment is
otherwise than wholly in cash, up to a maximum of 10%
 of the issued share capital of the Company as at the
 date of passing of this resolution

PROPOSAL #8.: Authorize the Directors to issue shares                      ISSUER          YES        AGAINST           AGAINST
 in Resolution No. 7 by the number of shares
repurchased under Resolution No. 6

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FAIRFAX MEDIA LTD, SYDNEY
  TICKER:                N/A             CUSIP:     Q37116102
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts of the Company and                      ISSUER          NO           N/A               N/A
 its controlled entities, the Directors' report, the
Auditor's report and the statement by Directors for
the FYE 29 JUN 2008

PROPOSAL #2.: Re-elect Mr. Peter Young as a Director                       ISSUER          YES          FOR               FOR
of the Company, a Non-Executive Director retiring in
accordance with the Constitution

PROPOSAL #3.: Approve the Company's remuneration                           ISSUER          YES          FOR               FOR
report for the FYE 29 JUN 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FAMILYMART CO.,LTD.
  TICKER:                N/A             CUSIP:     J13398102
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to : Expand Business                          ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the other Updated
Laws and Regulaions

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FANUC LTD.
  TICKER:                N/A             CUSIP:     J13440102
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FAST RETAILING CO.,LTD.
  TICKER:                N/A             CUSIP:     J1346E100
  MEETING DATE:          11/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #1.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #1.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #1.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #1.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.1: Appoint a Statutory Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Statutory Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FLETCHER BUILDING LTD
  TICKER:                N/A             CUSIP:     Q3915B105
  MEETING DATE:          11/12/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Roderick Sheldon Deane as                       ISSUER          YES          FOR               FOR
a Director of the Company

PROPOSAL #2.: Re-elect Mr. Geoffrey James McGrath as                       ISSUER          YES          FOR               FOR
a Director of the Company

PROPOSAL #3.: Elect Mr. John Frederick Judge as a                          ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #4.: Authorize the Directors to fix the                           ISSUER          YES          FOR               FOR
remuneration of KPMG as the Auditor for the ensuing
year

PROPOSAL #5.: Approve the participation of Mr.                             ISSUER          YES          FOR               FOR
Jonathan Peter Ling, the Chief Executive Officer and
the Managing Director, in the Company's Executive
Long-Term Share Scheme on the terms as specified and
including the provision of financial assistance to
Mr. Ling by the Company or a subsidiary of the
Company; by way of an interest free loan

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FORTESCUE METALS GROUP LTD
  TICKER:                N/A             CUSIP:     Q39360104
  MEETING DATE:          9/30/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Company, for the                              ISSUER          YES          FOR               FOR
purposes of Section 136 of the Corporations Act and
for all other purposes, to amend its Constitution as
follows: by inserting a new Clause 4.1A as specified;
 by removing the wording in Clause 16.12(5) and
replacing it with the specified wording

PROPOSAL #S.2: Authorize the Company, for the                              ISSUER          YES          FOR               FOR
purposes of Listing Rule 15.11.1 and Section 136 of
the Corporations Act and for all other purposes, to
amend its Constitution as follows: by removing the
existing definition of ASX from Clause 2(6) and
replacing it with specified wording; by removing the
existing definition of Listing Rules from Clause
2(18) and replacing it with the specified wording; by
 inserting a new Caluse 3.2A as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FORTESCUE METALS GROUP LTD
  TICKER:                N/A             CUSIP:     Q39360104
  MEETING DATE:          11/20/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the remuneration                           ISSUER          YES          FOR               FOR
report for the Company and its controlled entities
for the YE 30 JUN 2008

PROPOSAL #2.: Elect Mr. Owen Hegarty as a Director of                      ISSUER          YES          FOR               FOR
 the Company, in accordance with Rule 17.3[9] of the
Company's Constitution

PROPOSAL #3.: Elect Dr. Ian Burston as a Director of                       ISSUER          YES          FOR               FOR
the Company, in accordance with Rule 17.3[9] of the
Company's Constitution

PROPOSAL #4.: Re-elect Mr. Joseph S. Steinberg as a                        ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation
pursuant to Rule 17.3[3] of the Company's Constitution

PROPOSAL #5.: Re-elect Mr. Graeme Rowley as a                              ISSUER          YES        AGAINST           AGAINST
Director of the Company, who retires by rotation
pursuant to Rule 17.3[3] of the Company's Constitution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FORTESCUE METALS GROUP LTD
  TICKER:                N/A             CUSIP:     Q39360104
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors, for the                             ISSUER          YES        AGAINST           AGAINST
purpose of Listing Rule 7.2 [exception 9(b)] and for
all other purposes, to grant incentive options and
issue shares pursuant to those incentive options from
 time to time upon the terms and conditions specified
 in the rules of the incentive option scheme; as

PROPOSAL #2.: Approve, for the purposes of Chapter 2E                      ISSUER          YES        AGAINST           AGAINST
 of the Corporations Act, Listing Rule 7.1 and
Listing Rule 10.14 and for all other purposes, to
grant of 600,000 Incentive options to Mr. Russell
Scrimshaw (or his permitted nominee) in  accordance
with the Incentive Option Scheme and otherwise on the
 terms and conditions; as specified

PROPOSAL #3.1: Approve and ratify, for the purposes                        ISSUER          YES          FOR               FOR
of Listing Rule 7.4 and for all other purposes, the
allotment and issue of 16,453,469 shares to Bocimar
International NV on the terms and conditions; as
specified

PROPOSAL #3.2: Approve and ratify, for the purposes                        ISSUER          YES          FOR               FOR
of Listing Rule 7.4 and for all other purposes, the
allotment and issue of 260,000,000 shares to the
Valin Nominees on the terms and conditions; as

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FOSTERS GROUP LTD
  TICKER:                N/A             CUSIP:     Q3944W187
  MEETING DATE:          10/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mrs. M L Cattermole as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Company's Constitution

PROPOSAL #2.: Re-elect Mr. P.A. Clinton as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Company's Constitution

PROPOSAL #3.: Re-elect Mr. M. J. Ullmer as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Company's Constitution

PROPOSAL #4.: Approve to increase the total amount of                      ISSUER          YES          FOR               FOR
 Directors' fees that may be received by the
Company's Non-Executive Directors from AUD 1,750,000
to AUD 2,000,000 per FY, such amount to be inclusive
of superannuation guarantee charge contributions

PROPOSAL #S.5: Adopt, the existing constitution of                         ISSUER          YES          FOR               FOR
the Company is repealed and that the constitution in
the form tabled at the meeting as the new
Constitution of the Company, with effect from the

PROPOSAL #S.6: Approve to insert a proportional                            ISSUER          YES          FOR               FOR
takeover provision into the constitution as Rule 7.5
in the form as specified, with effect from the close
of this meeting for a period of 3 years

PROPOSAL #7.: Adopt the remuneration report required                       ISSUER          YES          FOR               FOR
by Section 300A of the Corporations Act, as specified
 in the Directors' report of the Company, for the  YE
 30 JUN 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FOXCONN INTL HLDGS LTD
  TICKER:                N/A             CUSIP:     G36550104
  MEETING DATE:          4/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve to receive the                           ISSUER          YES          FOR               FOR
audited consolidated financial statements of the
Company and its subsidiaries for the YE 31 DEC 2008
together with the reports of the Directors and the
Independent Auditors thereon

PROPOSAL #2.I: Re-elect Mr. Chin Wai Leung, Samuel as                      ISSUER          YES          FOR               FOR
 a Director and authorize the Board of Director of
the Company to fix his remuneration

PROPOSAL #2.II: Re-elect Mr. Chang Ban Ja, Jimmy as a                      ISSUER          YES          FOR               FOR
 Director and authorize the Board of Director of the
Company to fix his remuneration

PROPOSAL #2.III: Re-elect Ms. Gou Hsiao Ling as a                          ISSUER          YES          FOR               FOR
Director and authorize the Board of Director of the
Company to fix his remuneration

PROPOSAL #2.IV: Re-elect Mr. Chen Fung Ming as a                           ISSUER          YES          FOR               FOR
Director and authorize the Board of Director of the
Company to fix his remuneration

PROPOSAL #3.: Re-appoint Deloitte Touche Tohmatsu as                       ISSUER          YES          FOR               FOR
the Auditors of the Company and authorize the Board
of Directors of the Company to fix their remuneration

PROPOSAL #4.: Authorize the Directors of the                               ISSUER          YES          FOR               FOR
Company[Directors], to purchase shares of the Company
 [Shares], subject to and in accordance with the
applicable Laws and the requirements of the Rules
Governing the Listing of Securities on the Stock
Exchange of Hong Kong Limited [Listing Rules], not
exceed 10% of the total nominal amount of the share
capital of the Company in issue on the date of
passing of this resolution; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by its
Memorandum and Articles of Association]

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and deal with additional shares and
to make or grant offers, agreements, options
[including bonds, warrants and debenture or other
securities exchangeable for or convertible into
shares] and rights of exchange or conversion which
would or might require the exercise of such power,
subject to and in accordance with all applicable Laws
 and requirements of the Listing Rules, otherwise
than pursuant to: i) a Rights Issue; or ii) any
option scheme or similar arrangement for the time
being adopted for the granting or issuance of Shares
or rights to acquire Shares; or iii) any scrip
dividend scheme or similar arrangement providing for
the allotment of Shares in lieu of the whole or part
of a dividend on shares in accordance with the
Articles of Association of the Company, shall not
exceed 20% of the total nominal amount of the share
capital of the Company in issue on the date of

PROPOSAL #6.: Approve, subject to the passing of                           ISSUER          YES        AGAINST           AGAINST
Resolution 4 and 5, above the general mandate granted
 to the Directors to allot, issue and deal with any
additional shares pursuant to Resolution 5 by the
addition thereto of the total nominal amount of
shares which may be purchased by the Company under
authority granted pursuant to Resolution 4, such
amount of shares so purchased shall not exceed 10% of
 the total nominal amount of the share capital of the
 Company in issue on the date of passing of this

PROPOSAL #7.: Authorize the Directors, to allot,                           ISSUER          YES          FOR               FOR
issue and deal with additional shares to be issued
under the Share Scheme adopted by the Company on 12
JAN 2005 [as amended from time to time]; the
aggregate nominal amount of additional shares
allotted, issued or dealt with, by the Directors
pursuant to the approval in this Resolution 7 shall
not exceed 2%of the total nominal amount of the share
 capital of the Company in issue on the date of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FRASER & NEAVE LTD
  TICKER:                N/A             CUSIP:     Y2642C155
  MEETING DATE:          1/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve a New Restricted Share Plan to                       ISSUER          YES        AGAINST           AGAINST
be known as 'F&N Restricted Share Plan' [the 'F&N
RSP], the rules of which, for the purpose of
identification, have been subscribed to by the
Chairman of the meeting, under which awards ['RSP
Awards'] fully paid-up ordinary shares in the capital
 of the Company ['shares'], their equivalent cash
value or combinations thereof will be granted, free
of payment, to selected Employees of the Company and
its subsidiaries [the 'Group'] including Executive
Directors of the Group, details of which are as
specified; authorize the Directors of the Company i)
to establish and administer the F&N RSP and ii) to
modify and/or alter the F&N RSP at any time and from
time to time, provided that such modification and/or
alteration is effected in accordance with the
provisions of the F&N RSP, and to do all such acts
and to enter into all such transactions and
arrangements as may be necessary or expedient in
order to give full effect to the F&N RSP; and to
grant RSP Awards in accordance with the provisions of
 the F&N RSP and to allot and issue from time to time
 such number of fully paid shares as may be required
to be delivered pursuant to the vesting of RSP Awards
 under the F&N RSP, provided that the aggregate
number of new shares allotted and issued and/or to be
 allotted and issued, when aggregated with existing
shares [including shares held in treasury] delivered
and/or to be delivered, pursuant to the F&N RSP and
the F&N PSP [as specified], shall not exceed 10% of
the total number of issued shares [excluding treasury
 shares] from time to time

PROPOSAL #2.: Approve a New Performance Share Plan to                      ISSUER          YES        AGAINST           AGAINST
 be known as 'F&N Performance Share Plan' [the 'F&N
PSP], the rules of which, for the purpose of
identification, have been subscribed to by the
Chairman of the meeting, under which awards ['PSP
Awards'] fully paid-up ordinary shares in the capital
 of the Company ['shares'], their equivalent cash
value or combinations thereof will be granted, free
of payment, to Selected Employees of the Group
including Executive Directors of the Group, details
of which are as specified; authorize the Directors of
 the Company i) to establish and administer the F&N
PSP and ii) to modify and/or alter the F&N PSP at any
 time and from time to time, provided that such
modification and/or alteration is effected in
accordance with the provisions of the F&N PSP, and to
 do all such acts and to enter into all such
transactions and arrangements as may be necessary or
expedient in order to give full effect to the F&N
PSP; and to grant PSP Awards in accordance with the
provisions of the F&N PSP and to allot and issue from
 time to time such number of fully paid shares as may
 be required to be delivered pursuant to the vesting
of PSP Awards under the F&N PSP, provided that the
aggregate number of new shares allotted and issued
and/or to be allotted and issued, when aggregated
with existing shares [including shares held in
treasury] delivered and/or to be delivered, pursuant
to the F&N PSP and the F&N RSP [as specified], shall
not exceed 10% of the total number of issued shares
[excluding treasury shares] from time to time

PROPOSAL #3.: Authorize the Directors of Company, for                      ISSUER          YES          FOR               FOR
 the purposes of Sections 76C and 76E of the
Companies Act, Chapter 50 of Singapore [the Companies
 Act], to purchase or otherwise acquire issued shares
 of the Company [Shares] not exceeding in aggregate
the maximum percentage [number of issued shares
representing 7% of the issued shares], at such price
or prices as may be determined by the Directors from
time to time up to the maximum price[shares to be
purchased or acquired, means the purchase price which
 shall not exceed 105% of the Average Closing Price
of the shares]: i) market purchases(s) on the
Singapore Exchange Securities Trading Limited [SGX-
ST] transacted through the Central Limit Order Book
trading system and/or any other securities exchange
on which the shares may for the time being be listed
and quoted [Other Exchange]; and/or ii) off-market
purchases (s) [if effected otherwise than on the SGX-
ST or, as the case may be, Other Exchange] in
accordance with any equal access scheme(s) as may be
determined or formulated by the Directors as they
consider fit, which scheme(s) shall satisfy all the
conditions prescribed by the Companies Act, and
otherwise in accordance with all other laws and
regulations and rules of the SGX_ST or, as the case
may be other exchange as may for the time being be
applicable [the Share Purchase Mandate]; [Authority
expires the earlier of the next AGM of the Company or
 the date of the next AGM of the Company as required
by the law to be held]; and Authorize the Directors
of the Company and/or any of them to complete and do
all such acts and things [including executing such
documents as may be required] as they and/or be may
consider expedient or necessary to give effect to the
 transactions contemplated and/or authorized by this
Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FRASER & NEAVE LTD
  TICKER:                N/A             CUSIP:     Y2642C155
  MEETING DATE:          1/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the report of the                          ISSUER          YES          FOR               FOR
Directors and audited financial statements for the YE
 30 SEP 2008

PROPOSAL #2.: Approve a final tax-exempt [one-tier]                        ISSUER          YES          FOR               FOR
dividend of 8.5 cents per share in respect of the YE
30 SEP 2008

PROPOSAL #3.A: Re-appoint Mr. Ho Tian Yee as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation

PROPOSAL #3.B: Re-appoint Mr. Koh Beng Seng as a                           ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation

PROPOSAL #3.C: Re-appoint Mr. Tan Chong Meng as a                          ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation

PROPOSAL #4.: Approve the Directors' fees of SGD                           ISSUER          YES          FOR               FOR
2,555,000 payable by the Company for the YE 30 SEP

PROPOSAL #5.: Re-appoint the Auditors for the ensuing                      ISSUER          YES          FOR               FOR
 year and authorize the Directors to fix their
remuneration

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to issue shares in the capital of the Company
[shares] whether by way of rights or bonus; and/or
make or grant offers, agreements or options
[collectively, Instruments] that might or would
require shares to be issued, including but not
limited to the creation and issue of [as well as
adjustments to] warrants, debentures or other
instruments convertible into shares, on a pro rata
basis to shareholders of the Company at any time and
upon such terms and condition and for such purposes
as the Directors may in their absolute discretion
deem fit; and [notwithstanding the authority
confirmed by this resolution may have ceased to be in
 force] issue shares in pursuance of any Instrument
made or granted by the Directors while this
resolution was in force, provide that: the aggregate
number of shares to be issued pursuant to this
resolution [including shares to be issued in
pursuance of Instruments made or granted pursuant to
this resolution] does not exceed 50% of the total
number of issued shares in the capital of the
Company, excluding treasury shares [as specified];
[subject to such manner of calculation as may be
prescribed by the Singapore Exchange Securities
Trading Limited ['SGX-ST'] for the purpose of
determining the aggregate number of shares that may
be issued under sub-paragraph(1), the total number of
 issued shares, excluding treasury shares, shall be
based on the total number of issued shares in the
capital of the Company, excluding treasury shares, at
 the time this resolution is passed, after adjusting
for: i) new shares arising from the conversion or
exercise of any convertible securities or share
options or vesting of share awards which are
outstanding or subsisting at the time this resolution
 is passed; and ii) any subsequent bonus issue,
consolidation or subdivision of shares; in exercising
 the authority conferred by this resolution, the
Company shall comply with the provisions of the
Listing Manual of the SGX-ST for the time being in
force, [unless such compliance has been waived by the
 SGX-ST] and the Articles of Association of the
Company; [ Authority expires the earlier at the
conclusion of the next AGM of the Company on the date

PROPOSAL #7.: Authorize the Directors to offer and                         ISSUER          YES        AGAINST           AGAINST
grant options in accordance with the provisions of
the Fraser and Neave, Limited Executives' Share
Option Scheme 1999 [the 1999 Scheme] and to allot and
 issue such shares as may be issued pursuant to the
exercise of options under the 1999 Scheme, provided
always that the aggregate number of shares to be
issued pursuant to the 1999 Scheme shall not exceed
15% of the total number of issued shares in the
capital of the Company, excluding treasury shares,

PROPOSAL #8.: Transact any other business                                  ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FUJI ELECTRIC HOLDINGS CO.,LTD.
  TICKER:                N/A             CUSIP:     J14112106
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FUJI HEAVY INDUSTRIES LTD.
  TICKER:                N/A             CUSIP:     J14406136
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FUJI MEDIA HOLDINGS,INC.
  TICKER:                N/A             CUSIP:     J15477102
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FUJIFILM HOLDINGS CORPORATION
  TICKER:                N/A             CUSIP:     J14208102
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

PROPOSAL #6.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Corporate Auditors

PROPOSAL #7.: Granting of Remuneration to Directors                        ISSUER          YES          FOR               FOR
under the Stock Option Plan

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FUJITSU LIMITED
  TICKER:                N/A             CUSIP:     J15708159
  MEETING DATE:          6/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FUKUOKA FINANCIAL GROUP,INC.
  TICKER:                N/A             CUSIP:     J17129107
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Substitute Corporate Auditor                      ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Substitute Corporate Auditor                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.3: Appoint a Substitute Corporate Auditor                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GENTING INTERNATIONAL PUBLIC LTD CO
  TICKER:                N/A             CUSIP:     G3825Q102
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve to change the name of the                           ISSUER          YES          FOR               FOR
Company to 'Genting Singapore Plc'

PROPOSAL #S.2: Approve the re-registration of the                          ISSUER          YES          FOR               FOR
Company under the Isle of Man Companies Act 2006

PROPOSAL #S.3: Adopt a new Memorandum and Articles of                      ISSUER          YES          FOR               FOR
 Association of the Company as part of the proposed
re-registration

PROPOSAL #4.: Approve the addition of the                                  ISSUER          YES          FOR               FOR
international sales and marketing agreement to the
shareholders mandate for interested person

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GENTING INTERNATIONAL PUBLIC LTD CO
  TICKER:                N/A             CUSIP:     G3825Q102
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Audited Financial                      ISSUER          YES          FOR               FOR
 Statements for the FYE 31 DEC 2008 and the
Directors' and Auditors' reports thereon

PROPOSAL #2.: Approve the payment of Directors' fees                       ISSUER          YES          FOR               FOR
of SGD 481,865 [2007: SGD 504,308] for the FYE 31 DEC
 2008

PROPOSAL #3.: Re-elect Mr. Justin TanWah Joo as a                          ISSUER          YES          FOR               FOR
Director of the Company, pursuant to Article 102 of
the Articles of Association of the Company

PROPOSAL #4.: Re-elect Mr. Lim Kok Hoong as a                              ISSUER          YES          FOR               FOR
Director of the Company, pursuant to Article 102 of
the Articles of Association of the Company

PROPOSAL #5.: Re-appoint Mr. Koh Seow Chuan as a                           ISSUER          YES          FOR               FOR
Director of the Company pursuant to Article 101 of
the Articles of Association of the Company

PROPOSAL #S.6: Re-appoint the PricewaterhouseCoopers,                      ISSUER          YES          FOR               FOR
 Isle of Man as the Auditors of the Company and
authorize the Directors to fix their remuneration and
 thereafter, subject to and conditional upon the
following: [i] the passing of the special resolution
at the EGM of the Company to be held immediately
following this 24th AGM for the re-registration of
the Company as a company governed under the Isle of
Man Companies Act 2006; and [ii] the issuance of the
certificate of de-registration and the certificate of
 re-registration of the Company governed under the
Isle of Man Companies Act 2006 by the Companies
Registry of the Isle of Man Financial Supervision
Commission; to appoint PricewaterhouseCoopers,
Singapore [New Auditors] in place of
PricewaterhouseCoopers, Isle of Man as Auditors of
the Company and to authorize the Directors to fix the

PROPOSAL #7.: Authorize the Directors pursuant to                          ISSUER          YES          FOR               FOR
Rule 806 of the Listing Manual of the Singapore
Exchange Securities Trading Limited to [1] allot and
issue shares in the capital of the Company whether by
 way of rights, bonus or otherwise; and/or make or
grant offers, agreements or options [collectively,
'Instruments'] that might or would require shares to
be issued, including but not limited to the creation
and issue of [as well as adjustments to] warrants,
debentures or other instruments convertible into
shares; at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may, in their absolute discretion,
deem fit [2] the aggregate number of shares to be
issued pursuant to this resolution does not exceed
50% [or 100%, in the event of a pro - rata
renounceable rights issue] of the issued share
capital of the Company, of which the aggregate number
 of shares to be issued other than on a pro-rata
basis to shareholders of the Company does not exceed
20% of the issued share capital of the Company; the
purpose of determining the aggregate number of shares
 that may be issued under paragraph (a) above, the
percentage of issued share capital shall be based on
the issued share capital of the Company at the time
this resolution is passed, after adjusting for (i)
new shares arising from the conversion or exercise of
 any convertible securities or share options or
vesting of share awards which are outstanding at the
time this resolution is passed, and (ii) any
subsequent bonus issue, consolidation or subdivision
of shares; and unless revoked or varied by the
Company in general meeting, such authority shall
continue in force until the conclusion of the next
AGM of the Company or when it is required by law to

PROPOSAL #8.: Approve subject to and conditional upon                      ISSUER          YES          FOR               FOR
 the passing of Ordinary Resolution 7 above to the
Directors of the Company at any time to issue shares
in the capital of the Company [other than on a pro-
rata basis to shareholders of the Company] at an
issue price for each share which shall be determined
by the Directors in their absolute discretion
provided that such price shall not represent a
discount of more than 20% to the weighted average
price of a share in the capital of the Company for
trades done on the Singapore Exchange Securities
Trading Limited [SGX-ST] [as determined in accordance
 with the requirements of SGX-ST]; and the authority
conferred by this resolution shall continue in force
until the conclusion of the next AGM of the Company
or the date by which the next AGM of the Company is
required by law to be held, whichever is the earlier

PROPOSAL #9.: Approve the purposes of Chapter 9 of                         ISSUER          YES          FOR               FOR
the Listing Manual [Chapter 9] of the SGX-ST, for the
 Company, its subsidiaries and associated Companies
that are entities at risk [as the term is used in
Chapter 9], or any of them, to enter into any of the
transactions falling within the types of interested
person transactions described in the appendix to the
notice of this 24th AGM dated 01 APR 2009 [the
'Appendix'] with any party who is of the class of
interested persons described in the appendix,
provided that such transactions are made on normal
commercial terms and in accordance with the review
procedures for such interested person transactions;
approve the paragraph (a) above [the 'Shareholders'
Mandate'] shall, unless revoked or varied by the
Company in general meeting, continue in force until
the conclusion of the next AGM of the Company; and
authorize the Directors to complete and do such acts
and things [including executing all such documents as
 may be required] as they may consider expedient or
necessary or in the interests of the Company to give
effect to the Shareholders' Mandate and/or this
resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GOLDEN AGRI-RESOURCES LTD.
  TICKER:                N/A             CUSIP:     ADPV11073
  MEETING DATE:          10/24/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve a new Restricted Share Plan to                       ISSUER          YES        AGAINST           AGAINST
be known as the 'GAR Group Restricted Share Plan'
(the 'RSP'), the rules of which, for the purpose of
identification, have been signed by the Chairman of
the Meeting, under which awards ('Awards') of fully
paid-up ordinary shares (the 'Shares'), their
equivalent cash value or combinations thereof will be
 granted, free of payment, to eligible participants
under the RSP as specified; b) authorize the
Directors of the Company to establish and administer
the RSP; to modify and/or alter the RSP at any time
and from time to time, provided that such
modification and/or alteration is effected in
accordance with the provisions of the RSP, and to do
all such acts and to enter into all such transactions
 and arrangements as may be necessary or expedient in
 order to give full effect to the RSP; and subject to
 the same being allowed by law, to apply any Shares
purchased under any share buy-back mandate towards
the satisfaction of the Awards granted under the RSP;
 and to grant the Awards in accordance with the
provisions of the RSP and to allot and issue from
time to time such number of Shares as may be required
 to be allotted and issued pursuant to the vesting of
 the Awards under the RSP, provided that the
aggregate number of Shares to be allotted and issued
pursuant to the RSP (as defined in the Circular)
shall not exceed 15% of the total number of issued
Shares of the Company (excluding treasury shares)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GOLDEN AGRI-RESOURCES LTD.
  TICKER:                N/A             CUSIP:     ADPV11073
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the reports of the Directors and                       ISSUER          YES          FOR               FOR
Auditors and the Audited financial statements

PROPOSAL #2.: Approve the Director fees of SGD                             ISSUER          YES          FOR               FOR
228,000 for the YE 31 DEC 2008

PROPOSAL #3.: Re-elect Mr. Muktar Widjaja as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #4.: Re-elect Mr. Rafael Buhay Concepcion,                        ISSUER          YES          FOR               FOR
Jr as a Director

PROPOSAL #5.: Re-elect Mr. Kaneyalall Hawabhay as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.: Re-elect Mr. William Chung Nien Chin as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #7.: Re-appoint Moore Stephens LLP as the                         ISSUER          YES          FOR               FOR
Auditors and authorize the Directors to fix their
remuneration

PROPOSAL #8.: Approve to renew the authority to allot                      ISSUER          YES          FOR               FOR
 and issue shares [share issue mandate]

PROPOSAL #9.: Grant authority to allot and issue                           ISSUER          YES          FOR               FOR
shares up to 100% of the total number of issued
shares via a pro-rata renounceable rights issue

PROPOSAL #10.: Grant authority to allot and issue                          ISSUER          YES          FOR               FOR
shares at a discount of up to 20% under share issue
mandate

PROPOSAL #11.: Approve to renew the share purchase                         ISSUER          YES          FOR               FOR
mandate

PROPOSAL #12.: Approve to renew the interested person                      ISSUER          YES          FOR               FOR
 transactions mandate

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GOODMAN FIELDER LTD
  TICKER:                N/A             CUSIP:     Q4223N112
  MEETING DATE:          11/20/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial                        ISSUER          NO           N/A               N/A
report and the reports of the Directors and the
Auditor for the FYE 30 JUN 2008

PROPOSAL #2.: Elect Mr. Ian Johnston as a Director of                      ISSUER          YES          FOR               FOR
 the Company

PROPOSAL #3.: Re-elect Mr. Max Ould as a Director of                       ISSUER          YES          FOR               FOR
the Company, who retires by rotation

PROPOSAL #4.: Re-elect Mr. Hugh Perret as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires by rotation

PROPOSAL #5.: Adopt the Company's remuneration report                      ISSUER          YES          FOR               FOR
 for the FYE 30 JUN 2008

PROPOSAL #S.6: Amend the Constitution of the Company                       ISSUER          YES          FOR               FOR
as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GOODMAN GROUP, SYDNEY NSW
  TICKER:                N/A             CUSIP:     Q4229W108
  MEETING DATE:          11/17/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Patrick Goodman as a                            ISSUER          YES          FOR               FOR
Director of Goodman Group, who retires by rotation in
 accordance with the Constitution and the Listing

PROPOSAL #2.: Re-elect Mr. John Harkness as a                              ISSUER          YES          FOR               FOR
Director of Goodman Group, who retires by rotation in
 accordance with the Constitution and the Listing

PROPOSAL #3.: Re-elect Mr. James Hodgkinson as a                           ISSUER          YES          FOR               FOR
Director of Goodman Group, who retires by rotation in
 accordance with the Constitution and the Listing

PROPOSAL #4.: Re-elect Ms. Anne Keating as a Director                      ISSUER          YES          FOR               FOR
 of Goodman Group, who retires by rotation in
accordance with the Constitution and the Listing Rules

PROPOSAL #5.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008

PROPOSAL #S.6: Approve to change the name of Goodman                       ISSUER          YES          FOR               FOR
International Limited to Goodman Limited, to take
effect when ASIC alters the details of registration
in accordance with the Corporations Act

PROPOSAL #7.: Approve, for all purposes under the                          ISSUER          YES          FOR               FOR
Corporations Act and the Listing Rules for the issue
of 7,000,000 Options to Mr. Gregory Goodman at an
exercise price of AUD 3.07 and on such terms as
specified

PROPOSAL #S.8: Approve, for all purposes [including                        ISSUER          YES          FOR               FOR
for the purposes of Listing Rule 7.1 and ASIC Class
Order 05/26] the issue of Securities that are not
subscribed for by Security holders under the DRP for
the distribution periods from 01 JAN 2009 to 31 DEC
2009 to the underwriter of the DRP, or persons
procured by the underwriter

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GPT GROUP
  TICKER:                N/A             CUSIP:     Q4252X106
  MEETING DATE:          5/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Eric Goodwin as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires in accordance with Rule
49 of the Company's Constitution

PROPOSAL #2.: Elect Mr. Lim Swe Guan as a Director of                      ISSUER          YES          FOR               FOR
 the Company, who ceases to hold office in accordance
 with Rule 48(d) of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES        AGAINST           AGAINST
YE 31 DEC 2008

PROPOSAL #S.4: Amend: in case of the Constitution of                       ISSUER          YES          FOR               FOR
the Company-deleting Rules 79 and 80 in their
entirety and replacing them with new Rules 79 and 80
in the form as specified; and in case of the
Constitution of the Trust-inserting a new Rule 12A in
 the form as specified

PROPOSAL #S.5: Amend the Constitution of the Company                       ISSUER          YES          FOR               FOR
by inserting a new Rule 46(e) in the form as specified

PROPOSAL #S.6: Amend the Constitution of the Trust by                      ISSUER          YES          FOR               FOR
 inserting a new Rule 5.13 in the form as specified
and approve the renumbering the Clauses in the
Constitution to conform with the Clause numbering as
specified [including any consequential amendments to
cross references to the Clauses]

PROPOSAL #7.: Approve and adopt the GPT Group Stapled                      ISSUER          YES          FOR               FOR
 Security Rights Plan [the Plan], the terms and
conditions as specified by the Company and the issue
of rights to acquire securities under the Plan [and
the issue of the underlying securities that are the
subject of those rights], for all purposes including
ASX Listing Rule 7.2, Exception 9(b)

PROPOSAL #8.1: Approve, for the purposes of ASX                            ISSUER          YES          FOR               FOR
Listing Rule 7.4 and for all other purposes, for the
issue of 31,897,404 stapled securities, each
comprising one share in GPT Management Holdings
Limited and one unit in General Property Trust
[Stapled Security], to Reco 175LS Aust Pte Limited,
an affiliate of GIC Real Estate Pte Limited, at AUD
0.60 per Stapled Security on the terms as specified

PROPOSAL #8.2: Approve, for the purposes of ASX                            ISSUER          YES          FOR               FOR
Listing Rule 7.4 and for all other purposes, for the
issue by GPT RE Limited, as responsible entity of
General Property Trust, of 2,500 exchangeable stapled
 securities to Reco 175LS Aust Pte Limited, an
affiliate of GIC Real Estate Pte Limited, being
perpetual, unsecured, subordinated securities which
are exchangeable into Stapled Securities
[Exchangeable Securities] at AUD 100,000 per
Exchangeable Security on the terms as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HAKUHODO DY HOLDINGS INCORPORATED
  TICKER:                N/A             CUSIP:     J19174101
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                             ISSUER          YES          FOR               FOR
Earnings
PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HANG LUNG GROUP LTD
  TICKER:                N/A             CUSIP:     Y30148111
  MEETING DATE:          11/3/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the financial                            ISSUER          YES          FOR               FOR
statements and the reports of the Directors and the
Auditors for the YE 30 JUN 2008

PROPOSAL #2.: Declare a final dividend recommended by                      ISSUER          YES          FOR               FOR
 the Directors

PROPOSAL #3.A: Re-elect Mr. Gerald Lokchung Chan as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.B: Re-elect Mr. Ronnie Chichung Chan as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.C: Re-elect Mr. Nelson Wai Leung Yuen as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.D: Authorize the Board of Directors to                         ISSUER          YES        AGAINST           AGAINST
fix the Directors' fees

PROPOSAL #4.: Re-appoint KPMG as the Auditors of the                       ISSUER          YES          FOR               FOR
Company and authorize the Directors to fix their
remuneration

PROPOSAL #5.A: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 of all the powers of the Company to purchase shares
in the capital of the Company, during the relevant
period, the aggregate nominal amount of shares of the
 Company which may be purchased by the Company on the
 Stock Exchange of Hong Kong Limited [the Stock
Exchange] or any other stock exchange recognized for
this purpose by the Securities and Futures Commission
 and The Stock Exchange under the Hong Kong Code on
share repurchases pursuant to the approval, shall not
 exceed 10% of the aggregate nominal amount of the
share capital of the Company in issue at the date of
passing of this resolution; [Authority expires the
earlier of the conclusion of the next meeting of the
Company or the expiration of the period within which
the next Meeting of the Company is to be held by law]

PROPOSAL #5.B: Authorize the Directors of the                              ISSUER          YES        AGAINST           AGAINST
Company, pursuant to Section 57B of the Companies
Ordinance, to allot, issue and deal with additional
shares in the capital of the Company and to allot,
issue or grant securities convertible into shares in
the capital of the Company or options, warrants or
similar rights to subscribe for any such shares or
such convertible securities and to make or grant
offers, agreements and options, during and after the
relevant period, not exceeding the aggregate of a)
20% of the aggregate nominal amount of the share
capital of the Company in issue at the date of
passing this resolution plus b) the nominal amount of
 share capital repurchased by the Company subsequent
to the passing of this resolution up to maximum
equivalent to 10% of the aggregate nominal amount of
the share capital of the Company in issue at the date
 of passing of this resolution, otherwise than
pursuant to: i) a rights issue [as specified]; or ii)
 the exercise of rights of subscription or conversion
 under the terms of any warrants issued by the
Company or any securities which are convertible into
the shares of the Company; iii) any Option Scheme or
similar arrangement for the time being adopted for
the grant or issue of shares or rights to acquire
shares of the Company or iv) any scrip dividend or
similar arrangement providing for the allotment of
shares in lieu of the whole or part of a dividend on
shares of the Company in accordance with the Articles

PROPOSAL #5.C: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to exercise the powers of the Company as specified,
in respect of the Share Capital of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HANG LUNG PROPERTIES LTD
  TICKER:                N/A             CUSIP:     Y30166105
  MEETING DATE:          11/3/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the financial                            ISSUER          YES          FOR               FOR
statements and reports of the Directors and the
Auditors for the YE 30 JUN 2008

PROPOSAL #2.: Declare a final Dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.A: Re-elect Dr. Hon Kwan Cheng as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.B: Re-elect Mr. Shang Shing Yin as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.C: Re-elect Mr. Nelson Wai Leung Yuen as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.D: Re-elect Mr. Dominic Chiu Fai Ho  as a                      ISSUER          YES        AGAINST           AGAINST
 Director

PROPOSAL #3.E: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Directors' fees

PROPOSAL #4.: Re-appoint KPMG as the Auditors of the                       ISSUER          YES          FOR               FOR
Company and authorize the Directors to fix their
remuneration

PROPOSAL #5.A: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, during the relevant period [as specified],
to purchase its shares in the capital of the Company
on The Stock Exchange of Hong Kong Limited [the Stock
 Exchange] or on any other stock exchange recognized
for this purpose by the Securities and Futures
Commission and the Stock Exchange under the Hong Kong
 Code on Share Repurchases, not exceeding 10% of the
aggregate nominal amount of the issued share capital
of the Company at the date of passing this
resolution, and the said approval shall be limited
accordingly; [Authority expires the earlier of the
conclusion of the next meeting of the Company or the
expiration of the period within which the next
meeting of the Company is required by Law to be held]

PROPOSAL #5.B: Authorize the Directors of the                              ISSUER          YES        AGAINST           AGAINST
Company, pursuant to Section 57B of the Companies
Ordinance, to allot, issue and deal with additional
shares in the capital of the Company to allot issue
or options, warrants or similar rights to subscribe
for any shares or such convertible securities and to
make or grant offers, agreements and options, during
and after the relevant period, not exceeding 20% of
the aggregate nominal amount of the share capital of
the Company in issue at the date of passing this
resolution and if the Directors are so authorized by
a separate ordinary resolution of the shareholders of
 the Company set out as Resolution No. 5.C as
specified, the nominal amount of the share capital of
 the Company repurchased by the Company subsequent to
 the passing of this Resolution, up to a maximum
equivalent to 10% of the aggregate nominal amount of
the share capital of the Company in issue at the date
 of passing this Resolution, and the said approval
shall be limited accordingly, otherwise than pursuant
 to: i) a Rights Issue [as specified]; ii) the
exercise of rights of subscription or conversion
under the terms of any warrants issued by the Company
 or any securities which are convertible into shares
of the Company; iii) any Option Scheme or similar
arrangement for the time being adopted for the grant
or issue of shares or rights to acquire shares of the
 Company, or iv) any scrip dividend or similar
arrangement providing for the allotment of shares in
lieu of the whole or part of a dividend on shares of
the Company in accordance with the Articles of

PROPOSAL #5.C: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to exercise the powers of the Company referred to in
 Resolution No. 5.B, in respect of the share capital
of the Company referred to in such resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HANG SENG BK LTD
  TICKER:                N/A             CUSIP:     Y30327103
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the reports of the Directors and the
Auditors for the YE 31 DEC 2008

PROPOSAL #2.a: Elect Mrs. Margaret K.M.Y. Leung as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.b: Re-elect Mr. Patrick K.W. Chan as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.c: Re-elect Mr. Peter T.C. Lee as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.d: Re-elect Mr. Richard Y.S. Tang as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.e: Re-elect Mr. Peter T.S. Wong as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.: Re-appoint KPMG as the Auditors and                          ISSUER          YES          FOR               FOR
authorize the Directors to fix their remuneration

PROPOSAL #4.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 to purchase shares of the Company during the
relevant period, not exceeding 10% of the aggregate
nominal amount of the issued share capital on the
Stock Exchange of Hong Kong Limited or any other
Stock Exchange recognized by the Securities and
Futures Commission of Hong Kong and the Stock
Exchange of the Hong Kong Limited under the Hong Kong
 Code on share repurchases; [Authority expires the
earlier of the conclusion of the next AGM or the
expiration of the period within which the next AGM of
 the Company is required by the Companies ordinance

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 pursuant to Section 57B of the Companies Ordinance,
to allot, issue and deal with additional shares in
the capital of the Company and make or grant offers,
agreements and options during and after the relevant
period, not exceeding where the shares to be allotted
 wholly for cash, 5% and in any event 20% of the
aggregate nominal amount of the share capital of the
Company, otherwise than pursuant to i) a rights
issue; or ii) the exercise of rights of subscription
or conversion under the terms of any warrants issued
by the Company or any securities which are
convertible into shares of the Company; or iii) the
exercise of options or similar arrangement; or iv)
any scrip dividend or similar arrangement; [Authority
 expires the earlier of the conclusion of the next
AGM of the Company or the expiration of the period
within which the next AGM of the Company is required
by the Companies ordinance to be held]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HANKYU HANSHIN HOLDINGS,INC.
  TICKER:                N/A             CUSIP:     J18439109
  MEETING DATE:          6/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to (1) : Approve Minor                        ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.: Amend Articles to (2) : Make                                 ISSUER          YES        AGAINST           AGAINST
Resolutions Related to Anti-Takeover Defense Measures

PROPOSAL #4.: Approve Policy regarding Large-scale                         ISSUER          YES        AGAINST           AGAINST
Purchases of Company Shares

PROPOSAL #5.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #5.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #5.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #5.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #5.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #6.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #6.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HARVEY NORMAN HOLDINGS LTD
  TICKER:                N/A             CUSIP:     Q4525E117
  MEETING DATE:          11/25/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and Company's financial                              ISSUER          YES          FOR               FOR
statements, the Directors' declaration and the
Directors' report and independent Audit report for
the YE 30 JUN 2008

PROPOSAL #2.: Adopt the remuneration report as                             ISSUER          YES          FOR               FOR
included in the Directors' report for YE 30 JUN 2008

PROPOSAL #3.: Declare the dividend as recommended by                       ISSUER          YES          FOR               FOR
the Board

PROPOSAL #4.a: Re-elect Mr. John Evyn Slack-Smith as                       ISSUER          YES        AGAINST           AGAINST
a Director, who retires by rotation at the close of
the meeting in accordance with Article 63A of the
constitution of the Company

PROPOSAL #4.b: Re-elect Mr. Kenneth William                                ISSUER          YES          FOR               FOR
Gunderson-Briggs as a Director, who retires by
rotation at the close of the meeting in accordance
with Article 63A of the Constitution of the Company

PROPOSAL #4.c: Re-elect Mr. Graham Charles Paton as a                      ISSUER          YES          FOR               FOR
 Director, who retires by rotation at the close of
the meeting in accordance with Article 63A of the
Constitution of the Company

PROPOSAL #4.d: Re-elect Mr. David Matthew Ackery as a                      ISSUER          YES        AGAINST           AGAINST
 Director, who retires by rotation at the close of
the meeting in accordance with Article 63A of the
Constitution of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HASEKO CORPORATION
  TICKER:                N/A             CUSIP:     J18984104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HENDERSON LAND DEVELOPMENT CO LTD
  TICKER:                N/A             CUSIP:     Y31476107
  MEETING DATE:          12/8/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the Audited                              ISSUER          YES          FOR               FOR
Accounts and the Reports of the Directors and
Auditors for the YE 30 JUN 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Re-elect Mr. Lee Ka Kit as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Re-elect Mr. Lee Ka Shing as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Re-elect Mr. Suen Kwok Lam as a                             ISSUER          YES        AGAINST           AGAINST
Director
PROPOSAL #3.4: Re-elect Mr. Patrick Kwok Ping Ho as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.5: Re-elect Mrs. Angelina Lee Pui Ling as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #3.6: Re-elect Mr. Wu King Cheong as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.7: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Directors' remuneration

PROPOSAL #4.: Re-appoint the Auditors and authorize                        ISSUER          YES          FOR               FOR
the Directors to fix their remuneration

PROPOSAL #5.A: Authorize the Directors to repurchase                       ISSUER          YES          FOR               FOR
ordinary shares of HKD 2.00 each in the capital of
the Company during the relevant period, on The Stock
Exchange of Hong Kong Limited [Stock Exchange] or any
 other stock exchange on which the shares of the
Company may be listed and recognized by the Stock
Exchange and the Securities and Futures Commission,
on share repurchases for such purposes, subject to
and in accordance with all applicable laws and the
requirements of the Rules Governing the Listing of
Securities on the Stock Exchange or of any other
Stock Exchange as amended from time to time, not
exceeding 10% of the aggregate nominal amount of the
issued share capital of the Company; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM of the Company is required
by the Articles of Association of the Company or the
Companies Ordinance [Chapter 32 of the Laws of Hong
Kong] to be held]

PROPOSAL #5.B: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and deal with additional shares of
the Company and make or grant offers, agreements and
options [including warrants, bonds, debentures, notes
 and other securities convertible into shares in the
Company] during and after the relevant period, not
exceeding the aggregate of 20% of the aggregate
nominal amount of the share capital of the Company,
otherwise than pursuant to i) a rights issue; or ii)
any option scheme or similar arrangement; or iii) an
issue of shares in the Company upon the exercise of
the subscription or conversion rights attaching to
any warrants or convertible notes which may be issued
 by the Company or any of its subsidiaries; or iv)
any scrip dividend pursuant to the Articles of
Association of the Company from time to time;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Articles of Association of the
Company or the Companies Ordinance [Chapter 32 of the
 Laws of Hong Kong] to be held]

PROPOSAL #5.C: Approve to extend the general mandate                       ISSUER          YES        AGAINST           AGAINST
granted to the Directors of the Company to allot,
issue and deal with any additional shares of the
Company pursuant to Resolution 5.B, by the addition
to the aggregate nominal amount of share capital
which may be allotted, issued and dealt with or
agreed conditionally or unconditionally to be
allotted, issued and dealt with by the Directors
pursuant to such general mandate an amount
representing the aggregate nominal amount of the
share capital of the Company repurchased by the
Company pursuant to Resolution 5.A, provided that
such amount does not exceed 10% of the aggregate
nominal amount of the share capital of the Company at
 the date of passing this resolution

PROPOSAL #S.6: Amend Article 78 and Article 123 of                         ISSUER          YES          FOR               FOR
the Articles of Association of the Company as

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HIKARI TSUSHIN,INC.
  TICKER:                N/A             CUSIP:     J1949F108
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Increase
Authorized Capital to 233,398,568 shares

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES        AGAINST           AGAINST
Allowance for Retiring Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HINO MOTORS,LTD.
  TICKER:                N/A             CUSIP:     433406105
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3: Authorize Use of Stock Options, and                           ISSUER          YES          FOR               FOR
Allow Board to Authorize Use of Stock Option Plan

PROPOSAL #4: Approve Purchase of Own Shares                                ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HIROSE ELECTRIC CO.,LTD.
  TICKER:                N/A             CUSIP:     J19782101
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HISAMITSU PHARMACEUTICAL CO.,INC.
  TICKER:                N/A             CUSIP:     J20076121
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance and Special Payment for a Deceased Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HITACHI CHEMICAL COMPANY,LTD.
  TICKER:                N/A             CUSIP:     J20160107
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Expand
Business Lines

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HITACHI CONSTRUCTION MACHINERY CO.,LTD.
  TICKER:                N/A             CUSIP:     J20244109
  MEETING DATE:          6/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HITACHI HIGH-TECHNOLOGIES CORPORATION
  TICKER:                N/A             CUSIP:     J57418105
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications, Allow
Use of Treasury Shares for Odd-Lot Purchases

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HITACHI METALS,LTD.
  TICKER:                N/A             CUSIP:     J20538112
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HITACHI,LTD.
  TICKER:                N/A             CUSIP:     J20454112
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Reduction of Legal Reserve                           ISSUER          YES          FOR               FOR

PROPOSAL #2.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HOKKAIDO ELECTRIC POWER COMPANY,INCORPORATED
  TICKER:                N/A             CUSIP:     J21378104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to:Expand Business                            ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations,  Allow Use of Treasury Shares

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HOKUHOKU FINANCIAL GROUP, INC.
  TICKER:                N/A             CUSIP:     J21903109
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.4: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HOKURIKU ELECTRIC POWER COMPANY
  TICKER:                N/A             CUSIP:     J22050108
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Reduce Term
of Office of Directors to One Year

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HONDA MOTOR CO.,LTD.
  TICKER:                N/A             CUSIP:     J22302111
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: .Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.20: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.21: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HONG KONG & CHINA GAS LTD
  TICKER:                N/A             CUSIP:     Y33370100
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the statement of                        ISSUER          YES          FOR               FOR
accounts for the FYE 31 DEC 2008 and the reports of
the Directors and the Auditors thereon

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.I: Re-elect Mr. Colin Lam Ko Yin as a                          ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.II: Re-elect Dr. The Hon. David Li Kwok                        ISSUER          YES        AGAINST           AGAINST
Po as a Director

PROPOSAL #3.III: Re-elect Mr. Lee Ka Shing as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.IV: Re-elect Mr. Alfred Chan Wing Kin as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors of the Company to hold office from the
conclusion of this meeting until the conclusion of
next AGM and authorize the Directors to fix their
remuneration

PROPOSAL #5.I: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to purchase shares, during the relevant period, not
exceeding 10% of the aggregate nominal amount of the
share capital of the Company; [Authority expires at
the earlier of the conclusion of the next AGM or the
expiration of the period within which the next AGM of
 the Company is required by Articles of Association
of the Company or by law to be held]

PROPOSAL #5.II: Authorize the Directors of the                             ISSUER          YES        AGAINST           AGAINST
Company to allot, issue and otherwise deal additional
 shares and make, issue or grant offers, agreements,
options and warrants during and after the relevant
period, where shares are to be allotted wholly for
cash 10% and in any event 20% of the aggregate
nominal amount of the issued share capital of the
Company otherwise than pursuant to: i) a rights
issue; ii) the exercise of rights of subscription or
conversion under the terms of any warrants issued by
the Company or any securities which are convertible
into shares; and [Authority expires the earlier of
the conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by Articles of Association
of the Company or by law to be held]

PROPOSAL #5.III: Approve, conditional upon the                             ISSUER          YES        AGAINST           AGAINST
passing of Resolutions 5.I and 5.II as specified, to
extend the general mandate granted to the Directors
pursuant to Resolution 5.II, to allot, issue and
otherwise deal with the shares in the capital of the
Company and to make, issue or grant offers,
agreements, options and warrants, by addition to an
amount representing the total nominal amount of the
share capital of the Company purchased pursuant to
Resolution 5.I, provided that such amount does not
exceed 10% of the aggregate nominal amount of the
issued share capital of the Company at the date of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HONG KONG AIRCRAFT ENGR LTD
  TICKER:                N/A             CUSIP:     Y29790105
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #2.a: Re-elect Mr. CHAN Ping Kit as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #2.b: Re-elect Mr. Davy HO Cho Ying as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.c: Re-elect Mr. Lincoln LEONG Kwok Kuen                        ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #2.d: Elect Mr. Augustus TANG Kin Wing as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.e: Elect Mr. Merlin Bingham SWIRE as a                         ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors and authorize the Directors to fix their
 remuneration

PROPOSAL #4.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to make on-market share repurchases [within the
meaning of the Code on Share Repurchases], during the
 relevant period, not exceeding 10% of the aggregate
nominal amount of the shares in issue at the date of
passing this resolution; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM is to be held by law]

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to allot, issue and deal with additional shares and
to make or grant offers, agreements and options which
 will or might require the exercise of such powers
during or after the end of the relevant period, not
exceeding 20% of the aggregate nominal amount of the
shares in issue at the date of passing this
resolution provided that the aggregate nominal amount
 of the shares so allotted [or so agreed
conditionally or unconditionally to be allotted]
pursuant to this resolution wholly for cash shall not
 exceed 5% of the aggregate nominal amount of the
shares in issue at the date of passing this
resolution, otherwise than pursuant to i) a Rights
Issue or ii) any scrip dividend or similar
arrangement providing for the allotment of shares in
lieu of the whole or part of a dividend on shares;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM is to be held by law]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HONG KONG EXCHANGES & CLEARING LTD
  TICKER:                N/A             CUSIP:     Y3506N139
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the Audited                             ISSUER          YES          FOR               FOR
accounts for the YE 31 DEC 2008 together with the
reports of the Directors and Auditor thereon

PROPOSAL #2.: Declare a final dividend of HKD 1.80                         ISSUER          YES          FOR               FOR
per share

PROPOSAL #3.A: Elect Mr. Ignatius T C Chan as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.B: Elect Mr. John M M Williamson as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.C: Elect Mr. Gilbert K T Chu as a Director                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditor of HKEx and to authorize the Directors to
 fix their remuneration

PROPOSAL #5.: Approve to grant a general mandate to                        ISSUER          YES          FOR               FOR
the Directors to repurchase shares of HKEx, not
exceeding 10% of the issued share capital of HKEx as
at the date of this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HONGKONG ELEC HLDGS LTD
  TICKER:                N/A             CUSIP:     Y33549117
  MEETING DATE:          3/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, the acquisition by the Company                      ISSUER          YES          FOR               FOR
 of the entire issued share capital of Outram Limited
 [Outram] on the terms and subject to the conditions
of the agreement made between the Company and Cheung
Kong Infrastructure Holdings Limited [CKI] dated 05
FEB 2009 [the Agreement], as specified, the Company's
 entry into or carrying out of the related
transactions as contemplated under the Agreement,
including without limitation the entering into of an
operation and management contract between CKI and
Outram on completion of the Agreement [the Operation
and Management Contract], as specified, its terms and
 conditions [including the annual caps for fees
payable thereunder], and the Company's entry into or
carrying out of the related transactions as
contemplated under the Operation and Management
Contract [the related transactions under the
Agreement and the Operation and Management Contract
are hereinafter collectively referred to as the
Transactions], as specified, and the implementation,
exercise or enforcement of any of the rights, and
performance of any of the obligations under the
Agreement, the Operation and Management Contract
and/or the transactions; and authorize any 2
Executive Directors of the Company to execute all
such documents and deeds [and if necessary apply the
common seal of the Company thereto] and do and
authorize all such acts, matters and things as they
may in their discretion consider necessary or
desirable on behalf of the Company for the purpose of
 implementing, and otherwise in connection with, the
Agreement, the Operation and Management Contract and
the Transactions, and authorize the implementation,
exercise or enforcement of any of the rights, and
performance of any of the obligations under the
Agreement and/or the Operation and Management
Contract and/or any deed, document, undertaking or
obligation entered into or associated with the
Agreement, the Operation and Management Contract
and/or the Transactions, including agreeing any
modifications, amendments, waivers, variations or
extensions of the Agreement, the Operation and
Management Contract and/or any deed, document,
undertaking or obligation entered into or associated
with the Agreement, the Operation and Management

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HONGKONG ELEC HLDGS LTD
  TICKER:                N/A             CUSIP:     Y33549117
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the reports of the Directors and the
Auditor for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Elect Mr. Neil Douglas McGee as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.2: Elect Mr. Ralph Raymond Shea as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.3: Elect Mr. Wan Chi-tin as a Director                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.4: Elect Mr. Wong Chung-hin as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-appoint KPMG as the Auditors of the                       ISSUER          YES          FOR               FOR
Company and authorize the Directors to fix their
remuneration

PROPOSAL #5.: Authorize the Directors, during and                          ISSUER          YES        AGAINST           AGAINST
after the relevant period, to issue and dispose of
additional shares of the Company not exceeding 20% of
 the existing issued share capital of the Company,
and grant offers or options [including bonds and
debentures convertible into shares of the Company];
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM is required by law
to be held]

PROPOSAL #6.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 to repurchase shares of HKD 1.00 each in the issued
capital of the Company during the relevant period, in
 accordance with all applicable laws and requirements
 of the Rules Governing the Listing of Securities on
the Stock Exchange of Hong Kong Limited as amended
from time to time, not exceeding 10% of the aggregate
 nominal amount of the issued share capital of the
Company at the date of this resolution; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM is required by law to be

PROPOSAL #7.: Authorize the Directors to allot, issue                      ISSUER          YES        AGAINST           AGAINST
 and deal with additional shares pursuant to
Resolution 5 as specified be extended by the addition
 thereto of an amount the aggregate nominal amount of
 any share capital of the Company repurchased by the
Company under the authority granted pursuant to
Resolution 6 as specified, not exceeding 10% of the
aggregate nominal amount of the existing issued share
 capital of the Company as at the said resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HOPEWELL HOLDINGS LTD
  TICKER:                N/A             CUSIP:     Y37129148
  MEETING DATE:          10/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
financial statements and the reports of the Directors
 and the Independent Auditor's for the YE 30 JUN 2008

PROPOSAL #2.1: Declare a final dividend of HK 40                           ISSUER          YES          FOR               FOR
cents per share

PROPOSAL #2.2: Declare a special final dividend of HK                      ISSUER          YES          FOR               FOR
 110 cents per share

PROPOSAL #3.1: Re-elect Mr. Josiah Chin Lai KWOK as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.2: Re-elect Mr. Guy Man Guy WU as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.3: Re-elect Lady Ivy Sau Ping KWOK WU as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.4: Re-elect Ms. Linda Lai Chuen LOKE as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.5: Re-elect Mr. Barry Chung Tat MOK as a                       ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.6: Approve to fix the Directors' fees                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-appoint Messrs. Deloitte Touche                           ISSUER          YES          FOR               FOR
Tohmatsu as the Auditor and authorize the Directors
to fix their remuneration

PROPOSAL #5.1: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to repurchase shares on The Stock Exchange of Hong
Kong Limited [the Stock Exchange] or on any other
stock exchange on which the shares of the Company may
 be listed and which is recognized by the Securities
and Futures Commission of Hong Kong and the Stock
Exchange for this purposes, subject to and in
accordance with all applicable laws and the
requirements of the Rules Governing the Listing of
Securities on the Stock Exchange or of any other
stock exchange as amended from time to time, not
exceeding 10% of the aggregate nominal amount of the
issued share capital of the Company as at the date of
 the passing of this resolution; [Authority expires
the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by law to be
held]

PROPOSAL #5.2: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and deal with additional shares of
the Company and to make or grant offers, agreements
or options [including warrants, bonds, debentures,
notes and other securities which carry rights to
subscribe for or are convertible into shares of the
Company] during and after the relevant period, not
exceeding 20% of the aggregate nominal amount of the
issued share capital of the Company, [otherwise than
as scrip dividends pursuant to the Articles of
Association of the Company from time to time or
pursuant to a rights issue (as specified) or pursuant
 to the exercise of any rights of subscription or
conversion under any existing warrants, bonds,
debentures, notes and other securities issued by the
Company or any share option scheme]; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM of the Company is required

PROPOSAL #5.3: Approve to extend the general mandate                       ISSUER          YES        AGAINST           AGAINST
granted to the Directors to allot shares pursuant to
Resolution 5.2 by the addition thereto of an amount
representing the aggregate nominal amount of the
share capital of the Company repurchased by the
Company under the authority granted pursuant to
Resolution 5.1 as specified, provided that such
extended amount shall not exceed 10% of the aggregate
 nominal amount of the share capital of the Company
in issue as at the date of passing this resolution

PROPOSAL #S.6: Amend the Article 91[B] of the                              ISSUER          YES          FOR               FOR
Articles of Association as specified; and authorize
the Directors to do all such acts and execute all
documents to effect and implement the amendment to
Article 91[B] of the Articles of Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HOPEWELL HOLDINGS LTD
  TICKER:                N/A             CUSIP:     Y37129148
  MEETING DATE:          10/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the Conditional                          ISSUER          YES          FOR               FOR
Agreement dated 02 SEP 2008 entered into between
Hopewell Guangzhou-Zhuhai Superhighway Development
Limited [HHI West HK Co] and Guangdong Provincial
Highway Construction Company Limited [West Route PRC
Partner] regarding amendments of the Sino-foreign co-
operative joint venture contract dated 05 JAN 2004
between them, as may be amended from time to time
[the JV Contract] in relation to the proposed
Zhongshan-to-Zhuhai section of approximately 38 km
[Phase III West] of the route for a proposed network
of dual 3 lane toll-expressways in the western Pearl
River Delta, linking Guangzhou, Foshan, Zhongshan and
 Zhuhai [Western Delta Route] and the Conditional
Agreement dated 02 SEP 2008 entered into between HHI
West HK Co and West Route PRC Partner regarding
amendments of the Articles of Association, as may be
amended from time to time [the JV Articles] of
Guangdong Guangzhou-Zhuhai West Superhighway Company
Limited [West Route JV] in relation to Phase III West
 [copies of the two Conditional Agreements [the 2008
Phase III Amendment Agreements] have been produced at
 this meeting and marked as Exhibit-A and signed by a
 Director of the Company for the purpose of
identification] and all transactions contemplated
thereby; the Conditional Agreement dated 02 SEP 2008
entered into between HHI West HK Co and West Route
PRC Partner regarding amendments of the JV Contract
in relation to the proposed Shunde-to-Zhongshan
section of approximately 46 km of the Western Delta
Route [Phase II West] and the Conditional Agreement
dated 02 SEP 2008 entered into between HHI West HK Co
 and West Route PRC Partner regarding amendments of
the JV Articles in relation to Phase II West [copies
of the two Conditional Agreements [the 2008 Phase II
Amendment Agreements, together with the 2008 Phase
III Amendment Agreements, the 2008 Amendment
Agreements] have been produced at this meeting and
marked as Exhibit-B and signed by a Director of the
Company for the purpose of identification] and all
transactions contemplated thereby; and the entering
into of all such transactions, agreements and
arrangements [including without limitation, with West
 Route PRC Partner and Guangdong Provincial
Communication Group Company Limited and their
respective subsidiaries and associated Companies and
with other connected persons of the Company], and
signing, sealing, execution, perfection, performance
and delivery of all such documents by West Route JV,
Hopewell Highway Infrastructure Limited [HHI] or any
subsidiary or jointly controlled entity of HHI as the
 Directors of HHI may in their absolute discretion
consider necessary or desirable or expedient to give
effect to the 2008 Amendment Agreements or for the
implementation of all transactions contemplated
thereunder, including but not limited to: 1] amending
 the terms of the 2008 Amendment Agreements, the JV
Contract and the JV Articles as required by relevant
authorities in the People's Republic of China [PRC
Authorities] or for the purposes of obtaining the
approval of PR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HOYA CORPORATION
  TICKER:                N/A             CUSIP:     J22848105
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3: Authorize Use of Stock Options, and                           ISSUER          YES          FOR               FOR
Allow Board to Authorize Use of Stock Option Plan

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HUTCHISON TELECOMMUNICATIONS  INTL LTD
  TICKER:                N/A             CUSIP:     G46714104
  MEETING DATE:          4/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the reports of the Directors and the
Auditors for the YE 31 DEC 2008

PROPOSAL #2.A: Re-elect Mr. FOK Kin-ning, Canning as                       ISSUER          YES        AGAINST           AGAINST
a Director of the Company

PROPOSAL #2.B: Re-elect Mr. LUI Dennis Pok Man as a                        ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #2.C: Re-elect Mr. Christopher John FOLL as                       ISSUER          YES        AGAINST           AGAINST
a Director of the Company

PROPOSAL #2.D: Re-elect Mr. KWAN Kai Cheong as a                           ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #2.E: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Directors' remuneration

PROPOSAL #3.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors of the Company and authorize the Board
of Directors to fix its remuneration

PROPOSAL #4.a: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company [the Directors], subject to this
resolution, to allot, issue and otherwise deal with
new shares of the Company [the Shares] and to allot,
issue or grant securities convertible into shares, or
 options, warrants or similar rights to subscribe for
 any shares or such convertible securities, and to
make or grant offers, agreements, options and
warrants during and after the relevant period, not
exceeding 20% of the aggregate nominal amount of the
share capital of the Company in issue at the date of
passing this resolution, otherwise than pursuant to
the shares issued as a result of a rights issue, the
exercise of the subscription or conversion rights
attaching to any warrants or any securities
convertible into shares or the exercise of the
subscription rights under any option scheme or
similar arrangement for the time being adopted for
the grant or issue to persons such as Officers and/or
 employees of the Company and/or any of its
subsidiaries of Shares or rights to acquire shares or
 any scrip dividend providing for the allotment of
shares in lieu of the whole or part of a dividend on
shares in accordance with the Articles of Association
 of the Company; [Authority expires the earlier of
the conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by the Articles of
Association of the Company or any applicable Law of

PROPOSAL #4.b: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to purchase or repurchase on The Stock Exchange of
Hong Kong Limited [the Stock Exchange], or any other
stock exchange on which the securities of the Company
 are or may be listed and recognized by the
Securities and Futures Commission of Hong Kong and
the Stock Exchange for this purpose, shares including
 any form of depositary shares representing the right
 to receive such shares issued by the Company and to
repurchase such securities, subject to and in
accordance with all applicable laws and the
requirements of the Rules Governing the Listing of
Securities on the Stock Exchange or of any other
stock exchange as amended from time to time during
the relevant period, not exceeding 10% of the
aggregate nominal amount of the share capital of the
Company in issue at the date of this resolution;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Articles of Association of the
Company or any applicable Law of the Cayman Islands

PROPOSAL #4.c: Authorize the Directors, subject to                         ISSUER          YES        AGAINST           AGAINST
the passing of Resolutions 4.A and 4.B, to add the
aggregate nominal amount of the share capital of the
Company which may be purchased or repurchased by the
Company pursuant by Resolution 4.B, to the aggregate
nominal amount of the share capital of the Company
that may be allotted or issued or agreed
conditionally or unconditionally to be allotted or
issued by the Directors pursuant to Resolution 4.A,
provided that such shares does not exceed 10% of the
aggregate nominal amount of the share capital of the
Company in issue at the date of this resolution

PROPOSAL #5.: Approve, with effect from the                                ISSUER          YES        AGAINST           AGAINST
conclusion of the meeting at which this resolution is
 passed, the proposed amendments to the 2004 Partner
Share Option Plan of Partner Communications Company
Limited as specified, subject to such modifications
of the relevant amendments to the 2004 Partner Share
Option Plan as the Directors of the Company may
consider necessary, taking into account the
requirements of the relevant regulatory authorities,
including without limitation, The Stock Exchange of
Hong Kong Limited and authorize the Directors to do
all such acts and things as may be necessary to carry
 out such amendments and [if any] modifications into

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LTD
  TICKER:                N/A             CUSIP:     G46714104
  MEETING DATE:          12/11/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the facility                              ISSUER          YES          FOR               FOR
agreement dated 25 NOV 2008 [the Facility Agreement]
entered into between Hutchison Telecommunications
Finance Company Limited as lender, the Company as
principal borrower and Hutchison Facility Agents
Limited as facility agent and security trustee in
relation to the Facility [as defined in the circular
to Shareholders dated 25 NOV 2008 [the Circular]], as
 specified [including the Cap [as such term is
defined in the Circular]], the entering into of the
Facility Agreement by the Company and the
transactions contemplated by or incidental to the
Facility Agreement; and authorize the Directors of
the Company, acting together, individually or by
Committee, to do all such acts on behalf of the
Company as they may consider necessary, desirable or
expedient for the purpose of, or in connection with,
the implementation and completion of the Facility
Agreement and the transactions contemplated by or
incidental to the Facility Agreement

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HUTCHISON WHAMPOA LTD
  TICKER:                N/A             CUSIP:     Y38024108
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the statement of                           ISSUER          YES          FOR               FOR
audited accounts and reports of the Directors and the
 Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Re-elect Mr. Li Ka-Shing as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Re-elect Mrs. Chow Woo Mo Fong, Susan                       ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #3.3: Re-elect Mr. Lai Kai Ming, Dominic as                       ISSUER          YES        AGAINST           AGAINST
a Director

PROPOSAL #3.4: Re-elect Mr. William Shumiak as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Appoint the Auditor and authorize the                        ISSUER          YES          FOR               FOR
Directors to fix the Auditor's remuneration

PROPOSAL #5.: Approve the remuneration of HKD 50,000                       ISSUER          YES          FOR               FOR
and HKD 120,000 respectively be payable to the
Chairman and each of the other Directors of the
Company for each FY until otherwise determined by an
Ordinary Resolution of the Company, provided that
such remuneration be payable in proportion to the
period during which a Director has held office in
case of a Director who has not held office for the

PROPOSAL #6.1: Approve a general mandate given to the                      ISSUER          YES        AGAINST           AGAINST
 Directors to issue and dispose of additional
ordinary shares of the Company not exceeding 20% of
the existing issued ordinary share capital of the

PROPOSAL #6.2: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, during the relevant period, to repurchase
ordinary shares of HKD 0.25 each in the capital of
the Company in accordance with all applicable laws
and the requirements of the Rules Governing the
Listing of Securities on The Stock Exchange of Hong
Kong Limited or of any other stock exchange, not
exceeding 10% of the aggregate nominal amount of the
ordinary share capital of the Company in issue at the
 date of this resolution; and [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by Law to be

PROPOSAL #6.3: Approve, the general granted to the                         ISSUER          YES        AGAINST           AGAINST
Directors to issue and dispose of additional ordinary
 shares pursuant to Ordinary Resolution Number 6[1],
to add an amount representing the aggregate nominal
amount of the ordinary share capital of the Company
repurchased by the Company under the authority
granted pursuant to Ordinary Resolution Number 6[2],
provided that such amount shall not exceed 10% of the
 aggregate nominal amount of the issued ordinary
share capital of the Company at the date of this

PROPOSAL #7.: Approve, with effect from the                                ISSUER          YES        AGAINST           AGAINST
conclusion of the meeting at which this resolution is
 passed, the amendments to the 2004 Partner Share
Option Plan as specified, and approve the same by the
 shareholders of Partner and HTIL subject to such
modifications of the relevant amendments to the 2004
Partner Share Option Plan as the Directors of the
Company may consider necessary, taking into account
the requirements of the relevant regulatory
authorities, including without limitation, The Stock
Exchange of Hong Kong Limited, and authorize the
Directors to do all such acts and things as may be
necessary to carry out such amendments and [if any]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HUTCHISON WHAMPOA LTD
  TICKER:                N/A             CUSIP:     Y38024108
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, with effect from the later of                       ISSUER          YES        AGAINST           AGAINST
the conclusion of the meeting at which this
resolution is passed and the date on which the shares
 of Hutchison Telecommunications Hong Kong Holdings
Limited [HTHKH, an indirect non wholly owned
subsidiary of the Company] are admitted to trading on
 the Main Board of The Stock Exchange of Hong Kong
Limited [the Stock Exchange], the rules of the Share
Option Scheme of HTHKH [as specified] [the HTHKH
Share Option Scheme], and authorize the Directors,
acting together, individually or by committee, to
approve any amendments to the rules of the HTHKH
Share Option Scheme as may be acceptable or not
objected to by the Stock Exchange, and to take all
such steps as may be necessary, desirable or
expedient to carry into effect the HTHKH Share Option
 Scheme subject to and in accordance with the terms

PROPOSAL #2.: Approve the master agreement dated 17                        ISSUER          YES          FOR               FOR
APR 2009, made between the Company and Cheung Kong
[Holdings] Limited [CKH] [the CKH Master Agreement],
setting out the basis upon which bonds, notes,
commercial paper and other similar debt instruments
[the CKH Connected Debt Securities] may be issued by
CKH or its subsidiaries and acquired by the Company
or its wholly owned subsidiaries [together the
Group], as specified, and authorize the Directors,
acting together, individually or by committee, to
approve the acquisition of the CKH Connected Debt
Securities, as specified and of which this Notice
forms part [the Circular] as contemplated in the CKH
Master Agreement subject to the limitations set out
in the CKH Master Agreement; A) during the Relevant
Period [as specified] to acquire CKH Connected Debt
Securities; B) i) the aggregate gross purchase price
of the CKH Connected Debt Securities of a particular
issue to be acquired, after deducting any net sale
proceeds of CKH Connected Debt Securities to be sold,
 by the Group [CKH Net Connected Debt Securities
Position] during the Relevant Period pursuant to the
approval shall not exceed 20% of the aggregate value
of the subject issue and all outstanding CKH
Connected Debt Securities of the same issuer with the
 same maturity or shorter maturities; ii) the
aggregate amount of the CKH Net Connected Debt
Securities Position and the HSE Net Connected Debt
Securities Position [as specified] at any time during
 the Relevant Period shall not exceed HKD 16,380
million, being approximately 20% of the Company's net
 liquid assets as at 31 DEC 2008 [the Reference
Date]; iii) the CKH Connected Debt Securities shall
be a) listed for trading on a recognized exchange, b)
 offered to qualified institutional buyers in
reliance on Rule 144A under the U.S. Securities Act
of 1933, as amended, c) offered to persons outside
the United States in reliance on Regulation S under
the U.S. Securities Act of 1933, or d) offered
pursuant to an issue where the aggregate value of
such issue and all other outstanding CKH Connected
Debt Securities of the same issuer is no less than
USD 500 million or its equivalent in other currencies
 permitted, and in all cases the CKH Connected Debt
Securities shall be acquired by the Group only from
the secondary market and on normal commercial terms
arrived at after arm's length negotiations; iv) the
CKH Connected Debt Securities shall be of at least
investment grade or its equivalent; v) the CKH
Connected Debt Securities shall not include zero
coupon instruments or instruments with any imbedded
option, right to convert into or exchange for any
form of equity interest or derivative; vi) the CKH
Connected Debt Securities shall be issued in any of
the following currencies, Hong Kong Dollars, the
United States Dollars, Canadian Dollars or such other
 currency as the Directors who have no material
interest in the proposed acquisition of CKH Connected
 Debt Securities consider in their reasonable opinion
 as posing a risk acceptable to the Group having

PROPOSAL #3.: Approve the entering into the master                         ISSUER          YES          FOR               FOR
agreement dated 17 APR 2009, made between the Company
 and Husky Energy Inc. [HSE] [the HSE Master
Agreement], setting out the basis upon which bonds,
notes, commercial paper and other similar debt
instruments [the HSE Connected Debt Securities] may
be issued by HSE or its subsidiaries and acquired by
the Group, as specified, and authorize the Directors,
 acting together, individually or by committee, to
approve the acquisition of the HSE Connected Debt
Securities, as specified and of which this Notice
forms part as contemplated in the HSE Master
Agreement subject to the limitations set out in the
HSE Master Agreement; A) during the Relevant Period
[as specified] to acquire HSE Connected Debt
Securities; B) i) the aggregate gross purchase price
of the HSE Connected Debt Securities of a particular
issue to be acquired, after deducting any net sale
proceeds of HSE Connected Debt Securities to be sold,
 by the Group [HSE Net Connected Debt Securities
Position] during the Relevant Period pursuant to the
approval shall not exceed 20% of the aggregate value
of the subject issue and all outstanding HSE
Connected Debt Securities of the same issuer with the
 same maturity or shorter maturities; ii) the
aggregate amount of the HSE Net Connected Debt
Securities Position and the CKH Net Connected Debt
Securities Position at any time during the Relevant
Period shall not exceed HKD 16,380 million, being
approximately 20% of the Company's net liquid assets
as at 31 DEC 2008 [the Reference Date]; iii) the HSE
Connected Debt Securities shall be a) listed for
trading on a recognized exchange, b) offered to
qualified institutional buyers in reliance on Rule
144A under the U.S. Securities Act of 1933, as
amended, c) offered to persons outside the United
States in reliance on Regulation S under the U.S.
Securities Act of 1933, or d) offered pursuant to an
issue where the aggregate value of such issue and all
 other outstanding HSE Connected Debt Securities of
the same issuer is no less than USD 500 million or
its equivalent in other currencies permitted, and in
all cases the HSE Connected Debt Securities shall be
acquired by the Group only from the secondary market
and on normal commercial terms arrived at after arm's
 length negotiations; iv) the HSE Connected Debt
Securities shall be of at least investment grade or
its equivalent; v) the HSE Connected Debt Securities
shall not include zero coupon instruments or
instruments with any imbedded option, right to
convert into or exchange for any form of equity
interest or derivative; vi) the HSE Connected Debt
Securities shall be issued in any of the following
currencies, Hong Kong Dollars, the United States
Dollars, Canadian Dollars or such other currency as
the Directors who have no material interest in the
proposed acquisition of HSE Connected Debt Securities
 consider in their reasonable opinion as posing a
risk acceptable to the Group having regard to the
Group's assets and businesses from time to time; and

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HYSAN DEVELOPMENT CO LTD
  TICKER:                N/A             CUSIP:     Y38203124
  MEETING DATE:          5/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the statement of                         ISSUER          YES          FOR               FOR
accounts for the YE 31 DEC 2008 together with the
reports of the Directors and Auditor thereon

PROPOSAL #2.: Declare a final dividend [together with                      ISSUER          YES          FOR               FOR
 a scrip alternative] for the YE 31 DEC 2008

PROPOSAL #3.i: Re-elect Dr. Geoffrey Meou-tsen Yeh as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #3.ii: Re-elect Mr. Fa-Kuang Hu as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.iii: Re-elect Mr. Hans Michael Jebsen as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.iv: Re-elect Dr. Deanna Ruth Tak Yung                          ISSUER          YES          FOR               FOR
Rudgard as a Director

PROPOSAL #4.: Re-appoint Messrs. Deloitte Touche                           ISSUER          YES          FOR               FOR
Tohmatsu as the Auditor and authorize the Directors
to fix their remuneration

PROPOSAL #5.: Authorize the Directors, subject to                          ISSUER          YES        AGAINST           AGAINST
this resolution, to exercise all the powers of the
Company to allot, issue and dispose of additional
shares in the Company and to make or grant offers,
agreements, options, warrants or other securities
which would or might require the exercise of such
powers during and after the end of the relevant
period; approve the aggregate nominal value of share
capital allotted or agreed conditionally or
unconditionally to be allotted [whether pursuant to a
 share option or otherwise] by the Directors,
otherwise than pursuant to: i) rights issue, or ii)
any share option scheme or similar arrangement for
the time being adopted for the grant or issue to the
eligible participants of shares or rights to acquire
shares of the Company or iii) any scrip dividend or
similar arrangement pursuant to the Articles of
Association of the Company from time to time, shall
not exceed 10% where the shares are to be allotted
wholly for cash, and in any event 20%, of the
aggregate nominal amount of the share capital of the
Company in issue as at the date of passing this
resolution and the said mandate shall be limited
accordingly; [Authority expires earlier at the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of

PROPOSAL #6.: Authorize the Directors to exercise                          ISSUER          YES          FOR               FOR
during the relevant period all the powers of the
Company to purchase or otherwise acquire shares of
HKD 5.00 each in the capital of the Company in
accordance with all applicable Laws and the
requirements of the Listing Rules, provided that the
aggregate nominal amount of shares so purchased or
otherwise acquired shall not exceed 10% of the
aggregate nominal amount of the share capital of the
Company in issue as at the date of passing of this
resolution, and the said mandate shall be limited
accordingly; [Authority expires earlier at the
conclusion of the next AGM of the meeting or the
expiration of the period within which the next AGM of
 the Company is required by Law to be held]

PROPOSAL #S.7: Amend the Article 77A of the Articles                       ISSUER          YES          FOR               FOR
of Association of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IBIDEN CO.,LTD.
  TICKER:                N/A             CUSIP:     J23059116
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Issuance of Share Acquisition                        ISSUER          YES          FOR               FOR
Rights as Stock Options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IDEMITSU KOSAN CO.,LTD.
  TICKER:                N/A             CUSIP:     J2388K103
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IHI CORPORATION
  TICKER:                N/A             CUSIP:     J2398N105
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Change Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INCITEC PIVOT LTD
  TICKER:                N/A             CUSIP:     Q4887E101
  MEETING DATE:          9/5/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the giving by each Acquired                         ISSUER          YES          FOR               FOR
Subsidiary of Financial Assistance by: a) executing
an accession letter under which it will: i) assume
all the rights and obligations of a guarantor under
the Bridge Facility Agreement, including but not
limited to: the provision of a guarantee and
indemnity; the making of representations and
warranties; and the provision of undertakings and
assumption of any other rights and obligations in
support of any of the obligors' obligations under the
 Bridge Facility Agreement and associated documents
[Transaction Documents]; and ii) be taken to be a
guarantor under the Transaction Documents, in respect
 of financial accommodation provided to the borrowers
 in relation to the acquisition by Incitec Pivot US
Holdings Pty Limited of all of the issued share
capital in Dyno Nobel Limited under the Scheme
Implementation Agreement between the Company and Dyno
 Nobel Limited dated 11 MAR 2008 [as amended on 02
APR 2008] and other purposes; and b) executing any
documents [including without limitation, any separate
 guarantee and indemnity deed poll or equivalent
document ] in connection with: i) any financing,
refinancing, replacement, renewal of variation
[including any subsequent refinancing, replacement,
renewal or variation] of all or any part of the
facilities referred to in the Bridge Facility
Agreement; or ii) any working capital or similar
facility [whether or not in connection with the
Bridge Facility Agreement]; or iii) any sale and
leaseback or economically equivalent or similar
arrangement; or iv) any accession to the guarantees
to be provided by the Company in respect of the Sale
and Leaseback, which each Acquired Subsidiary propose
 to enter into or enters as a guarantor or obligor or
 otherwise [and whether with the same or any other
financiers], in accordance with Section 260B(2) of
the Corporations Act 2001 [Cwlth]

PROPOSAL #2.: Approve, in accordance with Section                          ISSUER          YES          FOR               FOR
254H of the Corporations Act 2001 [Cwlth], the
conversion of all the Company's fully paid ordinary
shares in the issued capital of the Company into a
larger number on the basis that every 1 fully paid
ordinary share be divided into 20 fully paid ordinary
 shares with effect from 7.00 pm on 23 SEP 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INCITEC PIVOT LTD
  TICKER:                N/A             CUSIP:     Q4887E101
  MEETING DATE:          12/19/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. John Watson as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires in accordance with the
Company's Constitution

PROPOSAL #2.: Approve to increase, in accordance with                      ISSUER          YES          FOR               FOR
 Rule 6.5[a] of the Company's Constitution, the
maximum total amount of fees from which the Company
may pay the Non-Executive Directors of the Company
for their services as Directors, including their
service on a Committee of Directors, by AUD 600,000
to a maximum of AUD 2 million per annum

PROPOSAL #3.: Approve to grant of 597,190 performance                      ISSUER          YES          FOR               FOR
 rights under the Incitec pivot performance Rights
Plan to the Managing Director & Chief Executive
Officer, Mr. Julian Segal as specified

PROPOSAL #4.: Approve to grant 222,482 Performance                         ISSUER          YES          FOR               FOR
rights under the Incitec Pivot performance Rights
Plan to the Finance Director & Chief Financial
Officer, Mr. James Fazzino as specified

PROPOSAL #5.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
Company [including the Directors' report] for the YE
30 SEP 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INPEX CORPORATION
  TICKER:                N/A             CUSIP:     J2467E101
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INSURANCE AUSTRALIA GROUP LTD
  TICKER:                N/A             CUSIP:     Q49361100
  MEETING DATE:          11/11/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Brian Schwartz as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Company's Constitution

PROPOSAL #2.: Re-elect Mr. James Strong as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Company's Constitution

PROPOSAL #3.: Elect Mr. Richard Talbot as a Director                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Elect Mr. Philip Twyman as a Director                        ISSUER          YES                          AGAINST

PROPOSAL #5.: Adopt the Company's remuneration report                      ISSUER          YES          FOR               FOR
 for the FYE 30 JUN 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ISETAN MITSUKOSHI HOLDINGS LTD.
  TICKER:                N/A             CUSIP:     J25038100
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by Directors and Corporate Auditors

PROPOSAL #5.: Decision of Amount and Contents of Non-                      ISSUER          YES        AGAINST           AGAINST
monetary Compensation,etc. Concerning Stock
Acquisition Rights as Stock Options for  Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ISUZU MOTORS LIMITED
  TICKER:                N/A             CUSIP:     J24994105
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ITO EN,LTD.
  TICKER:                N/A             CUSIP:     J25027103
  MEETING DATE:          7/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.20: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.21: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.22: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ITOCHU CORPORATION
  TICKER:                N/A             CUSIP:     J2501P104
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ITOCHU TECHNO-SOLUTIONS CORPORATION
  TICKER:                N/A             CUSIP:     J25022104
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                J.FRONT RETAILING CO.,LTD.
  TICKER:                N/A             CUSIP:     J28711109
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

PROPOSAL #2.: Amend Articles to : Approve Minor                            ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JAFCO CO.,LTD.
  TICKER:                N/A             CUSIP:     J25832106
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to : Approve Minor                            ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JAMES HARDIE INDUSTRIES NV
  TICKER:                N/A             CUSIP:     N4723D104
  MEETING DATE:          8/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual report and                      ISSUER          NO           N/A               N/A
 the accounts for the FYE 31 MAR 2008

PROPOSAL #2.: Adopt the remuneration report for the                        ISSUER          NO           N/A               N/A
FYE 31 MAR 2008

PROPOSAL #3.: Ratify Ernst & Young LLP as the                              ISSUER          NO           N/A               N/A
Auditors for the FY commencing 01 APR 2008

PROPOSAL #4.A: Re-elect Mr. David Andrews to the                           ISSUER          NO           N/A               N/A
Supervisory and Joint Boards

PROPOSAL #4.B: Re-elect Mr. David Harrison to the                          ISSUER          NO           N/A               N/A
Supervisory and Joint Boards

PROPOSAL #5.A: Re-elect Mr. Russell Chenu as a                             ISSUER          NO           N/A               N/A
Managing Board Director

PROPOSAL #5.B: Re-elect Mr. Robert Cox as a Managing                       ISSUER          NO           N/A               N/A
Board Director

PROPOSAL #6.A: Approve the participation of Mr. David                      ISSUER          NO           N/A               N/A
 Andrews in Supervisory Board Share Plan

PROPOSAL #6.B: Approve the participation of Mr. David                      ISSUER          NO           N/A               N/A
 Harrison in Supervisory Board Share Plan

PROPOSAL #7.: Amend Long Term Incentive Plan [LTIP]                        ISSUER          NO           N/A               N/A

PROPOSAL #8.: Approve the Deferred Bonus Program for                       ISSUER          NO           N/A               N/A
Mr. L. Gries

PROPOSAL #9.A: Approve the participation of Mr. Louis                      ISSUER          NO           N/A               N/A
 Gries in Restricted Stock Plan

PROPOSAL #9.B: Approve the participation of Mr.                            ISSUER          NO           N/A               N/A
Russell Chenu in Restricted Stock Plan

PROPOSAL #9.C: Approve the participation of Mr.                            ISSUER          NO           N/A               N/A
Robert Cox in Restricted Stock Plan

PROPOSAL #10.A: Approve the Executive Incentive Bonus                      ISSUER          NO           N/A               N/A
 Plan for Mr. Louis Gries

PROPOSAL #10.B: Approve the Executive Incentive Bonus                      ISSUER          NO           N/A               N/A
 Plan for Mr. Russell Chenu

PROPOSAL #10.C: Approve the Executive Incentive Bonus                      ISSUER          NO           N/A               N/A
 Plan for Mr. Robert Cox

PROPOSAL #11.: Approve to renew the authority for the                      ISSUER          NO           N/A               N/A
 Company to repurchase its own shares

PROPOSAL #12.: Approve to reduce the issued share                          ISSUER          NO           N/A               N/A
capital by cancellation of repurchased shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JAPAN AIRLINES CORPORATION
  TICKER:                N/A             CUSIP:     J26006106
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations,  Allow
Company to Repurchase its Own Shares

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JAPAN PETROLEUM EXPLORATION CO.,LTD.
  TICKER:                N/A             CUSIP:     J2740Q103
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations,

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Retiring Corporate Auditors

PROPOSAL #6: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JAPAN REAL ESTATE INVESTMENT CORP, TOKYO
  TICKER:                N/A             CUSIP:     J27523109
  MEETING DATE:          3/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions, Approve Minor Revisions Related to the
Updated Laws and Regulaions

PROPOSAL #2: Amend Articles to: Amend the                                  ISSUER          YES          FOR               FOR
Compensation to be Received by Asset Management Firm

PROPOSAL #3: Appoint an Executive Director                                 ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Supplementary Executive                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #5.1: Appoint a Supervisory Director                              ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.2: Appoint a Supervisory Director                              ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JAPAN RETAIL FUND INVESTMENT CORP, TOKYO
  TICKER:                N/A             CUSIP:     J27544105
  MEETING DATE:          11/25/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to the New Financial Instruments
and Exchange Law, and the other Related Laws and
Regulations

PROPOSAL #2: Appoint an Executive Director                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Supervisory Director                              ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Supervisory Director                              ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4: Appoint a Supplementary Executive                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #5: Appoint a Supplementary Supervisory                           ISSUER          YES          FOR               FOR
Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JAPAN TOBACCO INC.
  TICKER:                N/A             CUSIP:     J27869106
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.: Appoint a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JARDINE CYCLE & CARRIAGE LTD
  TICKER:                N/A             CUSIP:     Y43703100
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited accounts                       ISSUER          YES          FOR               FOR
for the YE 31 DEC 2008 together with the reports of
the Directors and Auditors thereon

PROPOSAL #2.: Approve the payment of a final 1-tier                        ISSUER          YES          FOR               FOR
tax exempt dividend of USD 0.36 per share for the YE
31 DEC 2008 as recommended by the Directors

PROPOSAL #3.: Approve the payment of additional                            ISSUER          YES          FOR               FOR
Directors' fees of up to SGD 15,000 for the YE 31 DEC
 2008 and Directors' fees of up to SGD 502,000 for
the YE 31 DEC 2009

PROPOSAL #4.A: Re-elect Mr. James Watkins as a                             ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 94 of the
Articles of Association of the Company

PROPOSAL #4.B: Re-elect Mr. Datuk Azlan Bin Mohd                           ISSUER          YES          FOR               FOR
Zainol as a Director, who retires pursuant to Article
 94 of the Articles of Association of the Company

PROPOSAL #4.C: Re-elect Mr. Cheah Kim Teck as a                            ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 94 of the
Articles of Association of the Company

PROPOSAL #4.D: Re-elect Mr. Mark Greenberg as a                            ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 94 of the
Articles of Association of the Company

PROPOSAL #5.: Authorize Mr. Boon Yoon Chiang to                            ISSUER          YES          FOR               FOR
continue to act as a Director of the Company from the
 date of this AGM until the next AGM, pursuant to
Section 153(6) of the Companies Act, Chapter 50

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors and authorize the Directors to fix their
 remuneration

PROPOSAL #7.: Transact any other business                                  ISSUER          NO           N/A               N/A

PROPOSAL #8.A: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to: issue shares in the capital of the Company
[Shares] whether by way of rights, bonus or
otherwise; and/or make or grant offers, agreements or
 options [collectively, Instruments] that might or
would require shares to be issued, including but not
limited to the creation and issue of [as well as
adjustments to] warrants, debentures or other
instruments convertible into shares, at any time and
upon such terms and conditions and for such purposes
and to such persons as the Directors may in their
absolute discretion deem fit; and [notwithstanding
the authority conferred by this resolution may have
ceased to be in force] issue shares in pursuance of
any instrument made or granted by the Directors while
 this resolution was in force, provided that: the
aggregate number of shares to be issued pursuant to
this resolution [including shares to be issued in
pursuance of instruments made or granted pursuant to
this resolution] does not exceed 50% of the issued
shares in the capital of the Company [as calculated
in accordance with this resolution], of which the
aggregate number of shares to be issued other than on
 a pro-rata basis to shareholders of the Company
[including shares to be issued in pursuance of
instruments made or granted pursuant to this
resolution] does not exceed 20% of the issued shares
[excluding treasury shares] in the capital of the
Company [as specified]; [subject to such manner of
calculation as may be prescribed by the Singapore
Exchange Securities Trading Limited] for the purpose
of determining the aggregate number of shares that
may be issued under this resolution, the percentage
of issued shares shall be based on the number of
issued shares in the capital of the Company at the
time of the passing of this resolution, after
adjusting for: a) new shares arising from the
conversion or exercise of any convertible securities
or share options or vesting of share awards which are
 outstanding or subsisting at the time of the passing
 of this resolution; and b) any subsequent
consolidation or subdivision of shares; in exercising
 the authority conferred by this resolution, the
Company shall comply with the provisions of the
Listing Manual of the Singapore Exchange Securities
Trading Limited for the time being in force [unless
such compliance has been waived by the Singapore
Exchange Securities Trading Limited] and the Articles
 of Association for the time being of the Company;
and [Authority expires the earlier of the conclusion
of the next AGM of the Company or the date by which
the next AGM of the Company is required by Law to be
held, whichever is the earlier]

PROPOSAL #8.B: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, for the purposes of Sections 76C and 76E of
the Companies Act, Chapter 50 [the Act], to purchase
or otherwise acquire issued ordinary shares in the
capital of the Company [Shares] not exceeding in
aggregate the Prescribed Limit [as hereafter
defined], at such price or prices as may be
determined by the Directors from time to time up to
the Maximum Price [as hereafter specified], whether
by way of: market purchases [each a Market Purchase]
on the Singapore Exchange Securities Trading Limited
[SGX-ST]; and/or off-market purchases [each an Off-
Market Purchase] effected otherwise than on the SGX-
ST in accordance with any equal access schemes as may
 be determined or formulated by the Directors as they
 consider fit, which schemes shall satisfy all the
conditions prescribed by the Act, and otherwise in
accordance with all other laws, regulations and rules
 of the SGX-ST as may for the time being be
applicable, [the Share Purchase Mandate]; [Authority
expires the earlier of the date on which the next AGM
 of the Company is held; the date the date by which
the next AGM of the Company required By Law to be
held]; authorize the Directors of the Company to
complete and do all such acts and things (including
executing such documents as may be required) as they
may consider expedient or necessary to give effect to
 the transactions contemplated by this Resolution

PROPOSAL #8.C: Authorize the Company, for the                              ISSUER          YES          FOR               FOR
purposes of Chapter 9 of the Listing Manual [Chapter
9] of the Singapore Exchange Securities Trading
Limited, its subsidiaries and associated Companies
that are considered to be entities at risk under
Chapter 9, or any of them, to enter into any of the
transactions falling within the types of interested
person transactions as specified, such transactions
are made on normal commercial terms and in accordance
 with the review procedures for interested person
transactions as specified [the General Mandate];
[Authority expires at the conclusion of the next AGM
of the Company]; and authorize the Directors of the
Company to complete and do all such acts and things
[including executing all such documents as may be
required] as they may consider expedient or necessary
 or in the interests of the Company to give effect to
 the general mandate and/or this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JFE HOLDINGS,INC.
  TICKER:                N/A             CUSIP:     J2817M100
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

PROPOSAL #3.: Amend Articles to:  Approve Minor                            ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #6.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #7.: Continuation of the Policy Toward                            ISSUER          YES        AGAINST           AGAINST
Large-scale Purchases of JFE Shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JGC CORPORATION
  TICKER:                N/A             CUSIP:     J26945105
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                             ISSUER          YES          FOR               FOR
Earnings
PROPOSAL #2: Approve Payment of Bonuses to Corporate                       ISSUER          YES          FOR               FOR
Officers

PROPOSAL #3: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #5.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6: Amend the Compensation to be Received by                      ISSUER          YES          FOR               FOR
 Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JS GROUP CORPORATION
  TICKER:                N/A             CUSIP:     J2855M103
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JSR CORPORATION
  TICKER:                N/A             CUSIP:     J2856K106
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to : Change Company's                         ISSUER          YES        AGAINST           AGAINST
Location to Minato-ku, Approve Minor Revisions
Related to Dematerialization of Shares and the other
Updated Laws and Regulaions, Allow Board to Make
Rules Governing Exercise of Shareholders' Rights

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JTEKT CORPORATION
  TICKER:                N/A             CUSIP:     J2946V104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.4: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES        AGAINST           AGAINST
Allowance for Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JUPITER TELECOMMUNICATIONS CO.,LTD.
  TICKER:                N/A             CUSIP:     J28710101
  MEETING DATE:          3/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to the Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KAJIMA CORPORATION
  TICKER:                N/A             CUSIP:     J29223120
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Approve Reduction of Legal Reserve                            ISSUER          YES          FOR               FOR

PROPOSAL #3: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KAMIGUMI CO.,LTD.
  TICKER:                N/A             CUSIP:     J29438116
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KANEKA CORPORATION
  TICKER:                N/A             CUSIP:     J2975N106
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KANSAI PAINT CO.,LTD.
  TICKER:                N/A             CUSIP:     J30255129
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

PROPOSAL #6: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors and Corporate Auditors

PROPOSAL #7: Approve Extension of Anti-Takeover                            ISSUER          YES        AGAINST           AGAINST
Defense Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KAO CORPORATION
  TICKER:                N/A             CUSIP:     J30642169
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Change Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the other Updated
Laws and Regulations

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Delegation to the Meeting of the Board                       ISSUER          YES          FOR               FOR
of Directors of the Company of Determination of
Matters for Offering of Stock Acquisition Rights to
be Issued as Stock Options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KAWASAKI HEAVY INDUSTRIES,LTD.
  TICKER:                N/A             CUSIP:     J31502107
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KAWASAKI KISEN KAISHA,LTD.
  TICKER:                N/A             CUSIP:     J31588114
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations, Reduce Term of Office of
Directors to One Year, Adopt Reduction of Liability
System for Outside Directors

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Renewal of Plan on Countermeasures to                        ISSUER          YES        AGAINST           AGAINST
Large-Scale Acquisitions of Company Shares (Takeover
Defense Measures)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KDDI CORPORATION
  TICKER:                N/A             CUSIP:     J31843105
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by Corporate Auditors

PROPOSAL #6.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KEIHIN ELECTRIC EXPRESS RAILWAY CO.,LTD.
  TICKER:                N/A             CUSIP:     J32104119
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES        AGAINST           AGAINST
Allowance for Retiring Directors and Corporate

PROPOSAL #6: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

PROPOSAL #7: Approve Extension of Anti-Takeover                            ISSUER          YES        AGAINST           AGAINST
Defense Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KEIO CORPORATION
  TICKER:                N/A             CUSIP:     J32190126
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

PROPOSAL #3.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KEISEI ELECTRIC RAILWAY CO.,LTD.
  TICKER:                N/A             CUSIP:     J32233108
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                             ISSUER          YES          FOR               FOR
Earnings
PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Payment of Bonuses to Corporate                       ISSUER          YES          FOR               FOR
Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KEPPEL CORPORATION LTD
  TICKER:                N/A             CUSIP:     Y4722Z120
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors report                       ISSUER          YES          FOR               FOR
and audited financial statements for the year ended
31 DEC 2008

PROPOSAL #2.: Declare a final tax-exempt [one-tier]                        ISSUER          YES          FOR               FOR
dividend of 21 cents per share for the YE 31 DEC 2008

PROPOSAL #3.: Re-elect Mr. Yeo Wee Kiong as a                              ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 81B of the
Company's Articles of Association

PROPOSAL #4.: Re-elect Mr. Choo Chiau Beng who                             ISSUER          YES          FOR               FOR
retires pursuant to Article 81B of the Company's
Articles of Association

PROPOSAL #5.: Re-elect Mr. Sven Bang Ullring as a                          ISSUER          YES          FOR               FOR
Director at the conclusion of this AGM pursuant to
Section 153[6] of the Companies Act [Chapter 50] to
hold office until the conclusion of the next AGM of
the Company

PROPOSAL #6.: Approve the remuneration of the Non-                         ISSUER          YES          FOR               FOR
Executive Directors of the Company for the FYE 31 DEC
 2008, comprising the following: a) the payment of
the Director's fees of an aggregate amount of SGD
570,000 in cash; and the award of an aggregate number
 of 14,000 existing ordinary shares in the capital of
 the Company [the 'Remuneration Shares'] to Mr. Tony
Chew Leong-Chee, Mr. Lim Hock San, Mr. Sven Bang
Ullring, Tsao Yuan Mrs. Lee Soo Ann, Mrs. Oon Kum
Loon, Mr. Tow Heng Tan and Mr. Yeo Wee Kiong as
payment in part of their respective remuneration for
the FYE 31 DEC 2008 as specified and authorize the
Directors of the Company to instruct a 3rd party
agency to purchase from the market 14,000 existing
shares at such price as the Directors may deem fit
and deliver the Remuneration Shares to each the Non-
Executive Director in the manner [as specified] and
to do all things necessary or desirable to give

PROPOSAL #7.: Re-appoint the Auditors and authorise                        ISSUER          YES          FOR               FOR
the directors of the Company to fix their Remuneration

PROPOSAL #8.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company, pursuant to Section 161 of the Companies
Act, Chapter 50 of Singapore, and Article 48A of the
Company's Articles of Association, to: a) i) issue
shares in the capital of the Company ['Shares']
whether by way of right, bonus or otherwise, and
including any Capitalization pursuant to Article 124
of the Company's Articles of Association of any sum
for the time being standing to the credit of any of
the Company's reserve accounts or any sum standing to
 the credit of the profit and loss account or
otherwise available for distribution; and/or ii) make
 or grant offers, agreements or options that might or
 would require Shares to be issued [including but not
 limited to the creation and issue of [as well as
adjustments to] warrants, debentures or other
instruments convertible into Shares] [collectively
'Instruments'], at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may in their absolute discretion
deem fit; and b) [notwithstanding that the authority
so conferred by this resolution may have ceased to be
 in force] issue Shares in pursuance of any
Instrument made or granted by the Directors while the
 authority was in force, provided that: 1) the
aggregate number of Shares to be issued pursuant to
this resolution [including Shares to be issued in
pursuance of Instruments made or granted pursuant
thereto and any adjustments effected under any
relevant Instrument], does not exceed 50% of the
issued share capital of the Company [as specified],
of which the aggregate number of Shares to be issued
other than on a pro rata basis to shareholders of the
 Company [including Shares to be issued in pursuance
of Instruments made or granted pursuant to this
resolution and any adjustments effected under any
relevant Instrument] does not exceed 10% of the total
 number of shares [excluding treasury shares] at any
time and upon such terms and conditions and for such
purpose and to such persons as the Directors of the
Company may in their absolute discretion deem fit; 2)
 [subject to such manner of calculation as may be
prescribed by the Singapore Exchange Securities
Trading Limited['SGX-ST']] for the purpose of
determining the aggregate number of Shares that may
be issued [as specified], the percentage of issued
Shares shall be calculated based on the issued Shares
 in the capital of the Company as at the date of the
passing of this resolution after adjusting for: i)
new Shares arising from the conversion or exercise of
 convertible securities or employee share options or
vesting of share awards outstanding or subsisting as
at the date of the passing of this resolution; and
ii) any subsequent consolidation or sub-division of
Shares; 3) the 50% limit in sub-paragraph [1][a]
above may be increased to 100 % for the Company to
undertake pro rata renounceable rights issues [4] in
exercising the authority granted under this
resolution, the Company shall comply with the

PROPOSAL #9.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to purchase or otherwise acquire Shares not exceeding
 in aggregate the Maximum Limit [Maximum Limit means
that number of issued Shares representing 10%, of the
 total number of issued Shares as at the date of the
last annual general meeting or at the date of the
passing of this Resolution whichever is higher unless
 the Company has effected a reduction of the share
capital of the Company in accordance with the
applicable provisions of the Companies Act, at any
time during the Relevant Period, in which event the
total number of issued Shares shall be taken to be
the total number of issued Shares as altered
excluding any treasury Shares that may be held by the
 Company from time to time], at such prices as may be
 determined by the directors of the Company from time
 to time up to the Maximum Price [in relation to a
Share to be purchased or acquired, means the purchase
 price excluding brokerage, stamp duties, commission,
 applicable goods and services tax and other related
expenses which is a] in the case of a Market
Purchase, 105% of the Average Closing Price and b] in
 the case of an Off-Market Purchase pursuant to an
equal access scheme, 120% of the Average Closing
Price] to market purchase each a Market Purchase on
the SGX-S; and/or b] off-market purchase each an Off-
Market Purchase in accordance with any equal access
scheme as may be determined or formulated by the
Directors of the Company as they consider fit, which
scheme shall satisfy all the conditions prescribed by
 the Companies Act; and otherwise in accordance with
all other laws and regulations, including but not
limited to, the provisions of the Companies Act and
listing rules of the SGX-ST as may for the time being
 be applicable, and approved generally and
unconditionally the Share Purchase Mandate [authority
 expires whichever is earlier at the conclusion of
next AGM of the Company is held or is required by law
 to be held]; to complete and do all such acts and
things including without limitation, executing such
documents as may be required as they and/or he may
consider necessary, expedient, incidental or in the
interests of the Company to give effect to the
transactions contemplated and/or authorised by this

PROPOSAL #10.: Authorize the Company, for the                              ISSUER          YES          FOR               FOR
purposes of Chapter 9 of the Listing Manual of the
SGX-ST, its subsidiaries and target associated
companies as defined in Appendix 2 to this Notice of
AGM Appendix 2, or any of them, to enter into any of
the transactions falling within the types of
Interested person transactions described in Appendix
2, with any person who falls within the classes of
Interested Persons described in Appendix 2, provided
that such transactions are made on normal commercial
terms and in accordance with the review procedures
for Interested Person Transactions remuneration. as
set out in Appendix 2 the IPT Mandate [authority
expires whichever is earlier at the date that the
next AGM is held or is required by law to be held] to
 take such action as it deems proper in respect of
such procedures and/or to modify or implement such
procedures as may be necessary to take into
consideration any amendment to Chapter 9 of the
Listing Manual of the SGX-ST which may be prescribed
by the SGX-ST from time to time and 4] the directors
of the Company and/or any of them to complete and do
all such acts and things [including, without
limitation, executing such documents as may be
required] as they and/or he may consider necessary,
expedient, incidental or in the interests of the
Company to give effect to the IPT Mandate and/or this
 resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KERRY PPTYS LTD HONG KONG
  TICKER:                N/A             CUSIP:     G52440107
  MEETING DATE:          9/4/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.I: Re-elect Mr. Kuok Khoon Chen as a                           ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #1.II: Re-elect Ms. Wong Yu Pok, Marina as a                      ISSUER          YES        AGAINST           AGAINST
 Director

PROPOSAL #2.: Ratify and approve the Master Joint                          ISSUER          YES          FOR               FOR
Venture [as specified] and the transactions and
authorize the Board of Directors of the Company to
take all such actions as it considers necessary or
desirable to implement the Master Joint Venture
Agreement and the transactions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KERRY PPTYS LTD HONG KONG
  TICKER:                N/A             CUSIP:     G52440107
  MEETING DATE:          12/8/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Supplemental                          ISSUER          YES          FOR               FOR
Agreement [as specified]; and authorize the Board of
Directors of the Company to take all such actions as
it considers necessary or desirable to implement the
Supplemental Agreement and the transactions, for the
purposes of this resolution, the terms Supplemental
Agreement and transactions shall have the same
definitions as defined in the circular to the
shareholders of the Company dated 18 NOV 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KERRY PPTYS LTD HONG KONG
  TICKER:                N/A             CUSIP:     G52440107
  MEETING DATE:          3/31/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Master Joint Venture                             ISSUER          YES          FOR               FOR
Agreement; and authorize the Board to take all such
actions as it considers necessary or desirable to
implement the Master Joint Venture Agreement and the
transactions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KERRY PPTYS LTD HONG KONG
  TICKER:                N/A             CUSIP:     G52440107
  MEETING DATE:          5/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the audited                             ISSUER          YES          FOR               FOR
financial statements and the reports of the Directors
 and the Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.a: Re-elect Mr. Ma Wing Kai, William as a                      ISSUER          YES        AGAINST           AGAINST
 Director

PROPOSAL #3.b: Re-elect Mr. Lau Ling Fai, Herald as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.c: Re-elect Mr. Tse Kai Chi as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve to fix Directors' fees                               ISSUER          YES          FOR               FOR
[including fees payable to members of the audit and
remuneration committees]

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditor and authorize the Directors of the
Company to fix its remuneration

PROPOSAL #6.a: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and deal with additional shares in
the share capital of the Company and make or grant
offers, agreements, options and other rights, or
issue warrants and other securities including bonds,
debentures and notes convertible into shares of the
Company during and after the relevant period, a) not
exceeding 20% of the aggregate nominal amount of the
issued share capital of the Company at the date of
passing of this resolution; and b) the nominal amount
 of any share capital repurchased by the Company
subsequent to the passing of this resolution [up to a
 maximum equivalent to 10% of the aggregate nominal
amount of the issued share capital of the Company],
otherwise than pursuant to i) a rights issue; or ii)
the exercise of any option under any share option
scheme or similar arrangement; or iii) any scrip
dividend or similar arrangement; or iv) any
adjustment, after the date of grant or issue of any
options, rights to subscribe or other securities
referred to the above, in the price at which shares
in the Company shall be subscribed, and/or in the
number of shares in the Company which shall be
subscribed, on exercise of relevant rights under such
 options, warrants or other securities, such
adjustment being made in accordance with or as
contemplated by the terms of such options, rights to
subscribe or other securities; or v) a specified
authority granted by the shareholders of the Company
in general meeting; [Authority expires by the
conclusion of the next AGM of the Company as required
 by the Bye-laws of the Company or any other
applicable laws of Bermuda to be held]

PROPOSAL #6.b: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to repurchase its own shares during the relevant
period, on the Stock Exchange of Hong Kong Limited
[the Stock Exchange] or any other stock exchange on
which the shares of the Company have been or may be
listed and recognized by the Securities and Futures
Commission of Hong Kong and the Stock Exchange for
this purpose, not exceeding 10% of the aggregate
nominal amount of the issued share capital of the
Company as at the date of passing of this resolution;
 [Authority expires by the conclusion of the next AGM
 of the Company as required by the Bye-laws of the
Company or any other applicable laws of Bermuda to be
 held]

PROPOSAL #6.c: Approve, that conditional upon the                          ISSUER          YES        AGAINST           AGAINST
passing of Resolution 6B, the general mandate granted
 to the Directors of the Company, [pursuant to
Resolution 6A] and for the time being in force to
exercise the powers of the Company to allot shares be
 and is hereby extended by the addition to the
aggregate nominal amount of the share capital which
may be allotted or agreed conditionally or
unconditionally to be allotted by the Directors of
the Company pursuant to such general mandate of an
amount representing the aggregate nominal amount of
the share capital repurchased by the Company pursuant
 to Resolution 6B

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KEYENCE CORPORATION
  TICKER:                N/A             CUSIP:     J32491102
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations,  Expand
Business Lines, Adopt Restriction to the Rights for
Odd-Lot Shares

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KIKKOMAN CORPORATION
  TICKER:                N/A             CUSIP:     J32620106
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Approve the Plan for an Incorporation-                       ISSUER          YES          FOR               FOR
Type Company Split

PROPOSAL #3.: Amend Articles to: Change Business                           ISSUER          YES          FOR               FOR
Lines,  Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #6.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #7.: Approve Issuance of Share Acquisition                        ISSUER          YES          FOR               FOR
Rights as Stock Options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KINDEN CORPORATION
  TICKER:                N/A             CUSIP:     J33093105
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

PROPOSAL #3: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #5: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KINGBOARD CHEM HLDGS LTD
  TICKER:                N/A             CUSIP:     G52562140
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the Directors' report and the
Independent Auditor's report thereon for the YE 31

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.A: Re-elect Mr. Chan Wing Kwan as an                           ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #3.B: Re-elect Ms. Cheung Wai Lin, Stephanie                      ISSUER          YES          FOR               FOR
 as an Executive Director of the Company

PROPOSAL #3.C: Re-elect Mr. Henry Tan as an                                ISSUER          YES          FOR               FOR
Independent Non-executive Director of the Company

PROPOSAL #3.D: Re-elect Mr. Lai Chung Wing, Robert as                      ISSUER          YES          FOR               FOR
 an Independent Non-executive Director of the Company

PROPOSAL #3.E: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company to fix the Directors' remuneration

PROPOSAL #4.: Re-appoint the Auditor and authorize                         ISSUER          YES          FOR               FOR
the Board of Directors to fix their remuneration

PROPOSAL #5.A: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 [Directors] to allot, issue or otherwise deal with
additional shares of the Company [Shares] or
securities convertible into Shares, or options,
warrants or similar rights to subscribe for any
Shares, and to make or grant offers, agreements and
options which might require the exercise of such
power be and is hereby generally and unconditionally
during and after the end  of the relevant period, not
 exceeding 20% of the aggregate nominal of the issued
 share capital of the Company otherwise than pursuant
 to: i) a Rights Issue; ii) the exercise of rights of
 subscription or conversion under the terms of any
warrants issued by the Company or any securities
which are convertible into Shares; iii) the exercise
of any option scheme or similar arrangement; or iv)
any scrip dividend or similar arrangement providing
for the allotment of Shares in lieu of the whole or
part of a dividend on Shares in accordance with the
Articles of Association of the Company ; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM of the Company is  required
 by any applicable laws or the Articles of
Association of the Company to be held]

PROPOSAL #5.B: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 [Directors] during the relevant period to repurchase
 shares of the Company [Shares] or securities
convertible into Shares on The Stock Exchange of Hong
 Kong Limited [Stock Exchange] or on any other stock
exchange on which the securities of the Company may
be listed and recognized for this purpose by the
Securities and Futures Commission of Hong Kong and
the Stock Exchange under the Hong Kong Code on Share
Repurchases and, subject to and in accordance with
all applicable laws and regulations, the aggregate
nominal amount of the securities which may be
repurchased by the Company pursuant to paragraph (a)
of this Resolution during the relevant period shall
not exceed 10% of the aggregate nominal amount of the
 share capital of the Company in issue at the date of
 the passing of this Resolution and the approval
granted under paragraph (a) of this Resolution shall
be limited accordingly; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is  required by any
applicable laws or the Articles of Association of the

PROPOSAL #5.C: Approve, conditional upon the passing                       ISSUER          YES        AGAINST           AGAINST
of Resolutions 5A and 5B, the general mandate granted
 to the Directors of the Company to allot, issue or
otherwise deal with shares of the Company pursuant to
 Resolution 5A above be extended by the addition to
the aggregate nominal amount of the shares of the
Company of an amount representing the aggregate
nominal amount of the share capital of the Company
repurchased by the Company under the authority
granted pursuant to Resolution 5B above, provided
that such amount shall not exceed 10% of the
aggregate nominal amount of the share capital of the
Company in issue at the date of the passing of this

PROPOSAL #S.6: Amend the Articles 2, 7, 54(A), 60,                         ISSUER          YES          FOR               FOR
63, 64, 65, 66, 67, 68, 69, 70, 72, 78, 79, 145, 146,
 147, 148, 149, 150 and 151 of the Articles of
Association of the Company, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KINGBOARD CHEM HLDGS LTD CAYMAN IS
  TICKER:                N/A             CUSIP:     G52562140
  MEETING DATE:          3/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve that the existing Share Option                       ISSUER          YES        AGAINST           AGAINST
Scheme for Employees of the Company which was adopted
 on 02 JUL 2002 be terminated with effect from the
conclusion of this Meeting; subject to the grant by
The Stock Exchange of Hong Kong Limited of the
listing of and permission to deal in the ordinary
shares in the capital of the Company with a par value
 of HKD 0.1 each to be issued and allotted by the
Company under the share option scheme of the Company
[the Scheme] [with such grant being limited to 10% of
 the issued share capital of the Company as at the
date of adoption of the Scheme]; and authorize the
Board of Directors of the Company to grant options to
 subscribe shares in the Company and to issue and
allot shares in the capital of Company pursuant to
the exercise of the options so granted in accordance
with the rules of the Scheme, and to administer the
Scheme in accordance with its terms and take all
necessary actions incidental thereto as they deem fit

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KINTETSU CORPORATION
  TICKER:                N/A             CUSIP:     J33136128
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KIRIN HOLDINGS COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     497350108
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOBE STEEL,LTD.
  TICKER:                N/A             CUSIP:     J34555144
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve Policy regarding Large-scale                         ISSUER          YES        AGAINST           AGAINST
Purchases of Company Shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOMATSU LTD.
  TICKER:                N/A             CUSIP:     J35759125
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations,   Adopt
Reduction of Liability System for Outside Directors,
Adopt Reduction of Liability System for Outside
Auditors

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Giving the Board of Directors the                            ISSUER          YES          FOR               FOR
Authority to Issue Stock Acquisition Rights as Stock
Options to Employees of the Company and Directors of
Major Subsidiaries of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KONAMI CORPORATION
  TICKER:                N/A             CUSIP:     J35996107
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KONICA MINOLTA HOLDINGS, INC.
  TICKER:                N/A             CUSIP:     J36060119
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KUBOTA CORPORATION
  TICKER:                N/A             CUSIP:     J36662138
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Reduce Board
Size to 10, Adopt an Executive Officer System

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

PROPOSAL #5.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by Directors

PROPOSAL #6.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by Corporate  Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KURARAY CO.,LTD.
  TICKER:                N/A             CUSIP:     J37006137
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Policy regarding Large-scale                         ISSUER          YES        AGAINST           AGAINST
Purchases of Company Shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KURITA WATER INDUSTRIES LTD.
  TICKER:                N/A             CUSIP:     J37221116
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KYOCERA CORPORATION
  TICKER:                N/A             CUSIP:     J37479110
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by Directors and Corporate Auditor

PROPOSAL #7.: Approve Retirement Allowance for                             ISSUER          YES          FOR               FOR
Retiring Directors, and Payment of Accrued Benefits
associated with Abolition of Retirement Benefit
System for Current Corporate Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KYOWA HAKKO KIRIN CO.,LTD.
  TICKER:                N/A             CUSIP:     J38296117
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Change Fiscal
 Year End to Dec. End

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Allow Board to Authorize Use of Stock                         ISSUER          YES          FOR               FOR
Option Plan for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KYUSHU ELECTRIC POWER COMPANY,INCORPORATED
  TICKER:                N/A             CUSIP:     J38468104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Allow Use of Electronic Systems for Public
Notifications, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #6.: Shareholders' Proposals: Amend Articles                      ISSUER          YES        AGAINST             FOR
 to (1) Require establishment of a committee for
aging nuclear power plants

PROPOSAL #7.: Shareholders' Proposals: Amend Articles                      ISSUER          YES        AGAINST             FOR
 to (2) Require declaration of no additional nuclear
power plants

PROPOSAL #8.: Shareholders' Proposals: Amend Articles                      ISSUER          YES        AGAINST             FOR
 to (3) Require freezing plutonium thermal use plan

PROPOSAL #9.: Shareholders' Proposals: Amend Articles                      ISSUER          YES        AGAINST             FOR
 to (4) Require establishment of a committee to
revise nuclear fuel cycle

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LAWSON,INC.
  TICKER:                N/A             CUSIP:     J3871L103
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to : Change Description                       ISSUER          YES          FOR               FOR
of Business Lines, Approve Minor Revisions Related to
 Dematerialization of Shares and the other Updated
Laws and Regulaions

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LEE & MAN PAPER MFG LTD
  TICKER:                N/A             CUSIP:     G5427W122
  MEETING DATE:          9/1/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial                      ISSUER          YES          FOR               FOR
 statements and the reports of the Directors and the
Auditors of the Company for the YE 31 MAR 2008

PROPOSAL #2.i: Declare a final dividend for the YE 31                      ISSUER          YES          FOR               FOR
 MAR 2008

PROPOSAL #2.ii: Re-elect Professor Poon Chung Kwong                        ISSUER          YES        AGAINST           AGAINST
as a Non-Executive Director of the Company

PROPOSAL #2.iii: Re-elect Ms. Law Kar Shui Elizabeth                       ISSUER          YES        AGAINST           AGAINST
as an Independent Non-Executive Director of the

PROPOSAL #2.iv: Re-elect Mr. Peter A. Davies as an                         ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company

PROPOSAL #2.v: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company to renew the Director's service contract
for Mr. Li King Wai Ross, an Executive Director of
the Company, and to fix the remuneration of all
Directors of the Company who are newly elected or re-
elected at the AGM provided that the total amount
[excluding bonuses in favor of Executive Directors]
shall not exceed the amount of HKD 12,000,000 for the
 YE 31 MAR 2009, the bonuses in favour of the
Executive Directors shall be decided by the majority
of the Board of Directors of the Company provided
that the total amount of bonus payable to all the
Directors in respect of any one FY shall not exceed
10% of the consolidated profit after taxation of the
Group for the relevant year

PROPOSAL #2.vi: Re-appoint Messrs. Deloitte Touche                         ISSUER          YES          FOR               FOR
Tohmatsu as the Auditors for the ensuing year and
authorize the Board of Directors to fix their
remuneration

PROPOSAL #3.i: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company to allot, issue and deal with additional
shares in the capital of the Company and to make or
grant offers, agreements and options during and after
 the relevant period, shall not exceed 20% of the
aggregate nominal amount of the issued share capital
of the Company, otherwise than pursuant to a rights
issue; or the exercise of subscription rights under
the share option scheme of the Company adopted on 11
SEP 2003; and [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by the Articles of
Association of the Company or any applicable law to

PROPOSAL #3.ii: Authorize the Board of Directors of                        ISSUER          YES          FOR               FOR
the Company to purchase its own shares during the
relevant period, subject to and in accordance with
all applicable laws and the requirements of the Rules
 Governing the Listing of Securities on the Stock
Exchange, not exceeding 10% of the aggregate nominal
amount of the issued share capital; and [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM of the Company is required
to be held by any other applicable law of the Cayman
Islands or the Articles of Association of the Company]

PROPOSAL #3.iii: Approve, conditional upon the                             ISSUER          YES        AGAINST           AGAINST
passing of Resolution 3(ii) above being passed, the
aggregate nominal amount of the number of shares in
the capital of the Company which are repurchased by
the Company pursuant to Resolution 3(ii), be added to
 the aggregate nominal amount of the share capital of
 the Company that may be allotted or agreed by the
Board of Directors of the Company pursuant to
Resolution 3(i) above

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LEE & MAN PAPER MFG LTD
  TICKER:                N/A             CUSIP:     G5427W122
  MEETING DATE:          9/26/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the grant to Mr. Lee Man Chun                        ISSUER          YES          FOR               FOR
Raymond of the share options under the Share Option
Scheme of the Company adopted on 11 SEP 2003 [the
Share Option Scheme] to subscribe for 30,000,000
ordinary shares of HKD 0.10 each [the Shares] at the
subscription price of HKD 7.488 per Share, as

PROPOSAL #2.: Approve the grant to Mr. Lee Man Bun of                      ISSUER          YES          FOR               FOR
 the share options under the Share Option Scheme to
subscribe for 20,000,000 shares at the subscription
price of HKD 7.488 per share, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LEIGHTON HOLDINGS LTD
  TICKER:                N/A             CUSIP:     Q55190104
  MEETING DATE:          11/6/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report and                             ISSUER          YES          FOR               FOR
reports of the Directors and the Auditor for the YE

PROPOSAL #2.: Adopt the remuneration report for the                        ISSUER          YES        AGAINST           AGAINST
YE 30 JUN 2008

PROPOSAL #3.1: Re-elect Mr. D.S. Adamsas as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
Clause 18 of the Company's Constitution

PROPOSAL #3.2: Elect Dr. B. Lohr as a Director, in                         ISSUER          YES          FOR               FOR
accordance with Clause 17.2 of the Company's
Constitution, to holds office until the conclusion of
 this meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LEND LEASE CORP LTD
  TICKER:                N/A             CUSIP:     Q55368114
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.A: Re-elect Mr. Peter Goldmark as a                            ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with Rule 6.1(f) of the Constitution

PROPOSAL #1.B: Re-elect Mr. David Ryan as a Director                       ISSUER          YES        AGAINST           AGAINST
of the Company, who retires in accordance with Rule
6.1(f) of the Constitution

PROPOSAL #1.C: Re-elect Mr. Mark Selway as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires in accordance with Rule
6.1(e) of the Constitution

PROPOSAL #2.: Adopt the remuneration report as                             ISSUER          YES          FOR               FOR
specified

PROPOSAL #3.: Approve that, the maximum aggregate                          ISSUER          YES          FOR               FOR
fees which may be paid to Directors under Rule 6.3(a)
 of the Constitution in any year be increased from
AUD 1,700,000 to AUD 2,500,000

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LEOPALACE21 CORPORATION
  TICKER:                N/A             CUSIP:     J38781100
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Accrued Benefits                          ISSUER          YES          FOR               FOR
associated with Abolition of Retirement Benefit
System for Current Directors

PROPOSAL #5.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Corporate Auditors

PROPOSAL #6.: Approval for Issuance of Stock Options                       ISSUER          YES          FOR               FOR
to Directors

PROPOSAL #7.: Approval for Issuance of Stock Options                       ISSUER          YES          FOR               FOR
to Employees, etc.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LI & FUNG LTD
  TICKER:                N/A             CUSIP:     G5485F144
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Audited                                ISSUER          YES          FOR               FOR
Consolidated Accounts and reports of the Directors
and the Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend of 33 HK cents                      ISSUER          YES          FOR               FOR
 per share in respect of the YE 31 DEC 2008

PROPOSAL #3.a: Re-elect Professor Franklin Warren                          ISSUER          YES          FOR               FOR
McFarlan as a Director

PROPOSAL #3.b: Re-elect Mr. Spencer Theodore Fung as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.c: Re-elect Mr. Martin Tang Yue Nien as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #4.: Approve the remuneration of all the                          ISSUER          YES          FOR               FOR
Directors [including the Non-executive Directors] and
 the Chairman of the Board of Directors shall be
fixed at HKD 80,000 and HKD 200,000 respectively for
the YE 31 DEC 2009 and each subsequent financial year
 until the Company in general meeting otherwise
determines; and additional remuneration shall be
payable to the Non-executive Directors who serve on
the Board committees of the Company and such
remuneration be fixed at the levels as shown in the
following table for the YE 31 DEC 2009 and each
subsequent FY until the Company in general meeting
otherwise determines: Audit Committee: Chairman HKD
140,000 Member HKD 60,000 Compensation Committee:
Chairman HKD 80,000 Member HKD 30,000 Nomination
Committee: Chairman HKD 80,000 Member HKD 30,000

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors and to authorize the Board of Directors
to fix their remuneration

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
during the relevant period of all the powers of the
Company to purchase shares of the Company be
generally and unconditionally approved; approve the
aggregate nominal amount of shares which may be
purchased on The Stock Exchange of Hong Kong Limited
or any other stock exchange recognized for this
purpose by the Securities and Futures Commission of
Hong Kong and The Stock Exchange of Hong Kong Limited
 under the Hong Kong Code on share repurchases shall
not exceed 10% of the aggregate nominal amount of the
 share capital of the Company in issue on the date of
 this resolution, and the said approval shall be
limited accordingly; [Authority expires earlier at
the conclusion of the next AGM of of the Company is
required by the Companies Act 1981 of Bermuda [as

PROPOSAL #7.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
during the relevant period of all the powers of the
Company to allot, issue and deal with additional
shares in the capital of the Company and to make or
grant offers, agreements and options which might
require the exercise of such powers be generally and
unconditionally approved; authorize the Directors of
the Company during the relevant period to make or
grant offers, agreements and options which might
require the exercise of such powers after the end of
the relevant period; approve the aggregate nominal
amount of share capital allotted or agreed
conditionally or unconditionally to be allotted
[whether pursuant to an option or otherwise] by the
Directors of the Company, otherwise than pursuant to
(i) a Rights Issue; (ii) the exercise of options
granted under any share option scheme adopted by the
Company or (iii) any scrip dividend or similar
arrangement providing for the allotment of shares in
lieu of the whole or part of a dividend on shares of
the Company in accordance with the Bye-laws of the
Company, shall not exceed the aggregate of (aa) 20%
of the aggregate of the nominal amount of the share
capital of the Company in issue on the date of this
resolution, provided that the aggregate nominal
amount of the share capital so allotted [or so agreed
 conditionally or unconditionally to be allotted]
pursuant to this resolution solely for cash and
unrelated to any asset acquisition shall not exceed
10% of the aggregate of nominal amount of the share
capital of the Company in issue on the date of
passing this resolution, plus (bb) [if the Directors
of the Company are so authorized by a separate
ordinary resolution of the shareholders of the
Company] the nominal amount of share capital of the
Company repurchased by the Company subsequent to the
passing of this resolution [up to a maximum
equivalent to 10% of the aggregate nominal amount of
the share capital of the Company in issue on the date
 of this resolution], and the said approval shall be
limited accordingly; [Authority expires earlier at
the conclusion of the Company is required by the
Companies Act 1981 of Bermuda [as amended] to be held]

PROPOSAL #8.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to exercise the powers of the Company set out as
Resolution 7 in the notice of this meeting in respect
 of the share capital of the Company as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LIFESTYLE INTL HLDGS LTD
  TICKER:                N/A             CUSIP:     G54856128
  MEETING DATE:          7/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the form and substance of the                        ISSUER          YES          FOR               FOR
subscription agreement proposed to be entered into by
 EganaGoldpfeil [Holdings] Limited ['Egana'], Horizon
 Asset Holdings Ltd, [the 'Bond Issuer'], Win Promise
 Limited [the 'Equity Subscriber'], Treasure Focus
Ltd. [the 'Bond Subscriber'] and Lifestyle
International Holdings Limited ['Lifestyle'] [the
'Subscription Agreement'] in relation to, among other
 matters, the subscription by the Equity Subscriber
of 4,342,642,652 shares of Egana and the subscription
 by the Bond Subscriber of convertible bonds to be
issued by the Bond Issuer, the principal terms of
which are set out in the circular of Lifestyle to its
 shareholders dated 30 JUN 2008 [as specified]; and
authorize the Directors of Lifestyle ['Lifestyle
Directors'] or a duly Committee of the Board of
Lifestyle Directors to do all such acts and things
[including, without limitation, signing, executing
[under hand or under seal], perfecting and delivery
of all agreements, documents and instruments] which
are in their opinion necessary, appropriate,
desirable or expedient to implement or to give effect
 to the terms of the Subscription Agreement and all
transactions contemplated thereunder and all other
matters incidental thereto or in connection therewith
 and to agree to and make such variation, amendment
and waiver of any of the matters relating thereto or
in connection therewith that are, in the opinion of
the Lifestyle Directors, not material to the terms of
 the Subscription Agreement and all transactions
contemplated thereunder and are in the interests of
Lifestyle

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LIFESTYLE INTL HLDGS LTD
  TICKER:                N/A             CUSIP:     G54856128
  MEETING DATE:          3/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to cancel the outstanding                            ISSUER          YES        AGAINST           AGAINST
options to subscribe for shares of the Company of HKD
 0.005 each which have been granted to the employees
of the Company and its subsidiaries [other than Mr.
Lau Luen-hung, Thomas] on 31 AUG 2007 pursuant to the
 share option scheme of the Company adopted on 27 MAR
 2004 but not exercised as at the date of the passing
 of this resolution, and authorize the Directors of
the Company to do all such acts, execute all such
documents and deeds as they in their absolute
discretion consider necessary, desirable or expedient
 to give effect to the foregoing

PROPOSAL #2.: Approve, the cancellation of the                             ISSUER          YES        AGAINST           AGAINST
outstanding option to subscribe for shares of the
Company of HKD 0.005 each [each a Share] which have
been granted to Mr. Lau Luen-hung, Thomas [Mr. Thomas
 Lau] on 31 AUG 2007 pursuant to the share option
scheme of the Company adopted on 27 MAR 2004 [the
Share Option Scheme] but not exercised as at the date
 of the passing of this resolution [the 2007 Director
 Option], and the grant of a new option pursuant to
the Share Option Scheme which will entitle Mr. Thomas
 Lau to subscribe for such number of Shares
equivalent to the number of Shares subject to the
2007 Director Option in replacement of the 2007
Director Option [the New Director Option] [as
specified] and authorize the Directors of the Company
 to do all such acts, execute all such documents and
deeds as they in their absolute discretion consider
necessary, desirable or expedient to give effect to

PROPOSAL #3.: Approve and adopt, conditional upon the                      ISSUER          YES        AGAINST           AGAINST
 Listing Committee of The Stock Exchange of Hong Kong
 Limited granting the approval of the listing of, and
 permission to deal in, the shares in the capital of
the Company [each a Share] which may fall to be
issued by the Company pursuant to a new share option
scheme of the Company [as specified] [the New Share
Option Scheme], and with effect from the date of the
New Share Option Scheme becoming unconditional, the
existing share option scheme of the Company adopted
on 27 MAR 2004 be terminated therefrom and authorize
the Directors of the Company to allot and issue
Shares pursuant to the exercise of any options which
may fall to be granted under the New Share Option
Scheme and to take such steps and do all such acts,
execute all such documents and deeds as they in their
 absolute discretion consider necessary, desirable or
 expedient to give effect to the New Share Option

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LIFESTYLE INTL HLDGS LTD
  TICKER:                N/A             CUSIP:     G54856128
  MEETING DATE:          4/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the audited                             ISSUER          YES          FOR               FOR
consolidated financial statements of the Company and
the reports of the Directors and the Auditors for the
 YE 31 DEC 2008

PROPOSAL #2.: Approve the final dividend for the YE                        ISSUER          YES          FOR               FOR
31 DEC 2008

PROPOSAL #3.1: Re-elect Mr. Doo Wai-Hoi William as an                      ISSUER          YES          FOR               FOR
 Executive Director

PROPOSAL #3.2: Re-elect Mr. Lau Luen-Hung Joseph as a                      ISSUER          YES          FOR               FOR
 Non-Executive Director

PROPOSAL #3.3: Re-elect Mr. Hui Chiu-Chung Stephen as                      ISSUER          YES          FOR               FOR
 an Independent Non-Executive Director

PROPOSAL #3.4: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Directors' remuneration

PROPOSAL #4.: Re-appoint Messrs. Deloitte Touche                           ISSUER          YES          FOR               FOR
Tohmatsu as the Auditors and authorize the Board of
Directors to fix their remuneration

PROPOSAL #5.a: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to repurchase issued shares of the Company of HKD
0.005 each on The Stock Exchange of Hong Kong Limited
 [the Stock Exchange ] or on any other stock exchange
 on which the shares of the Company may be listed and
 recognized by the Securities and Futures Commission
and the Stock Exchange for this purpose, subject to
and in accordance with all applicable laws and
requirements of the Rules Governing the Listing of
Securities on the Stock Exchange as amended from time
 to time [the Listing Rules] during the relevant
period; the aggregate nominal amount of the shares of
 the Company to be repurchased by the Directors of
the Company pursuant to the approval in this
resolution shall not exceed 10% of the aggregate
nominal amount of the share capital of the Company in
 issue as at the date of passing of this resolution,
and the said approval shall be limited accordingly;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by any applicable laws or the Articles of
the Company to be held]

PROPOSAL #5.b: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and otherwise deal with additional
ordinary shares of the Company and to make or grant
offers, agreements, options and rights of exchange or
 conversion which might require the exercise of such
powers, subject to and in accordance with all
applicable laws; during the relevant period, shall
note exceed 20% of the aggregate nominal amount of
the share capital of the Company, otherwise than
pursuant to i) a Rights Issue; or ii) the exercise of
 any options granted under the share option scheme or
 similar arrangement for the time being adopted or to
 be adopted for the grant or issue of options to
subscribe for, or rights to acquire shares of the
Company approved by the Stock Exchange; or iii) any
scrip dividend or similar arrangement providing for
the allotment of shares in lieu of the whole or part
of a dividend on shares of the Company in accordance
with the Articles of the Company; Rights Issue means
the allotment, issue or grant of shares open for a
period fixed by the Directors to holders of the
shares or any class of shares thereof on the register
 of members on a fixed record date in proportion to
their then holdings of such shares [subject to such
exclusions or other arrangements as the Directors of
the Company may deem necessary or expedient in
relation to fractional entitlements or having regard
to any restrictions or obligations under the laws of
any relevant jurisdiction, or the requirements of any
 recognized regulatory body or any stock exchange in,
 any territory applicable to the Company]

PROPOSAL #5.c: Approve, conditional upon the passing                       ISSUER          YES        AGAINST           AGAINST
of Resolutions 5A and 5B, to the general mandate
granted to the Directors of the Company pursuant to
Resolution 5B by the addition thereto of an amount
representing the aggregate nominal amount of the
share capital of the Company as stated in Resolution
5A above provided that such amount shall not exceed
10% of the aggregate nominal amount of the issued
share capital of the Company as at the date of
passing this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LION NATHAN LTD
  TICKER:                N/A             CUSIP:     Q5585K109
  MEETING DATE:          2/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial                        ISSUER          NO           N/A               N/A
report, the Directors' report and the Auditor's
report [for the Company and its controlled entities]
for the FYE 30 SEP 2008

PROPOSAL #2.: Adopt the remuneration report [for the                       ISSUER          YES          FOR               FOR
Company and its controlled entities] for the FYE 30
SEP 2008

PROPOSAL #3.A: Re-elect Mr. Andrew Maxwell Reeves as                       ISSUER          YES          FOR               FOR
an Executive Director of the Company, who retires by
rotation in accordance with Article 10.3 of the
Constitution

PROPOSAL #3.B: Re-elect Mr. Gavin Ronald Walker as a                       ISSUER          YES          FOR               FOR
Non-Executive Director of the Company, who retires by
 rotation in accordance with Article 10.3 of the
Constitution

PROPOSAL #3.C: Re-elect Ms. Barbara Kay Ward as a                          ISSUER          YES          FOR               FOR
Non-Executive Director of the Company, who retires by
 rotation in accordance with Article 10.3 of the
Constitution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MABUCHI MOTOR CO.,LTD.
  TICKER:                N/A             CUSIP:     J39186101
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to the Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MACQUARIE AIRPORTS
  TICKER:                N/A             CUSIP:     Q6077P119
  MEETING DATE:          10/17/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, for all purposes including for                      ISSUER          YES          FOR               FOR
 the purposes of ASX Listing Rule 10.1, the Sale
Transaction with MEIF3, subject to the approval of
MAL and MAT 2 in the same or substantially the same
terms as this resolution

PROPOSAL #2.: Approve the buy-back of up to AUD 1                          ISSUER          YES          FOR               FOR
billion of MAp securities in the 12 month period from
 the later of the Completion Date and the
implementation of the TICKETS defeasance, subject to
the approval of Resolution 1 and the approval of the
Members of MAL and MAT 2 in the same or substantially
 the same terms as this resolution

PROPOSAL #1.: Approve, for all purposes including for                      ISSUER          YES          FOR               FOR
 the purposes of ASX Listing Rule 10.1, the Sale
Transaction with MEIF3, subject to the approval of
MAT 1 and MAL in the same or substantially the same
terms as this resolution

PROPOSAL #2.: Approve the buy-back of up to AUD 1                          ISSUER          YES          FOR               FOR
billion of MAp securities in the 12 month period from
 the later of the Completion Date and the
implementation of the TICKETS defeasance, subject to
the approval of Resolution 1 and the approval of the
Members of MAT 1 and MAL in the same or substantially
 the same terms as this resolution

PROPOSAL #1.: Approve, for all purposes including for                      ISSUER          YES          FOR               FOR
 the purposes of ASX Listing Rule 10.1, the Sale
Transaction with MEIF3, subject to the approval of
MAT 1 and MAT 2 in the same or substantially the same
 terms as this resolution

PROPOSAL #2.: Approve the buy-back of up to AUD 1                          ISSUER          YES          FOR               FOR
billion of MAp securities in the 12 month period from
 the later of the Completion Date and the
implementation of the TICKETS defeasance, subject to
the approval of Resolution 1 and the approval of the
Members of MAT 1 and MAT 2 in the same or
substantially the same terms as this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MACQUARIE AIRPORTS
  TICKER:                N/A             CUSIP:     Q6077P119
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Max Moore-Wilton as a                           ISSUER          YES          FOR               FOR
Director of MAML by its shareholders

PROPOSAL #2.: Amend Clause 21. 4[q] of the MAT 1                           ISSUER          YES          FOR               FOR
Constitution and replace it, as specified

PROPOSAL #1.: Re-elect Mr. Max Moore-Wilton as a                           ISSUER          YES          FOR               FOR
Director of MAML by its shareholders

PROPOSAL #2.: Amend Clause 21. 4[q] of the MAT 2                           ISSUER          YES          FOR               FOR
Constitution and replace it, as specified

PROPOSAL #1.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors of the Company and authorize the
Directors to determine their remuneration

PROPOSAL #2.: Re-elect Mr. Stephen Ward as a Director                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #3.: Re-elect Ms. Sharon Beesley as a                             ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #S.4: Amend the Bye-Laws 56[a] and 56[g] of                       ISSUER          YES          FOR               FOR
the Company, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MACQUARIE GROUP LTD
  TICKER:                N/A             CUSIP:     Q57085104
  MEETING DATE:          7/23/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                            ISSUER          NO           N/A               N/A
Directors'  report and the Auditor's report of
Macquarie for the YE 31 MAR 2008

PROPOSAL #2.: Adopt the remuneration report of                             ISSUER          YES          FOR               FOR
Macquarie for the YE 31 MAR 2008

PROPOSAL #3.: Re-elect Dr. H.M. Nugent as a voting                         ISSUER          YES          FOR               FOR
Director of Macquarie

PROPOSAL #4.: Elect Dr. J.R. Niland as a voting                            ISSUER          YES          FOR               FOR
Director of Macquarie effective on the conclusion of
this meeting

PROPOSAL #5.: Elect Mr. P.M. Kirby as a voting                             ISSUER          YES          FOR               FOR
Director effective on the conclusion of this meeting

PROPOSAL #6.: Approve the participation in the                             ISSUER          YES          FOR               FOR
Macquarie group Employee Share Option Plan [Plan] as
to maximum of 243,900 options, by Mr. NW Moore,
Managing Director or, if Mr. Moore so elects, a
controlled Company, as specified and acquisition
accordingly by Mr. NW Moore or his controlled Company
 of options up to the stated maximum and, in
consequence of exercise of those options, of ordinary
 shares of Macquarie, all in accordance with the
terms of the plan and on the basis, as specified

PROPOSAL #7.: Approve to issue of up to 6,000,000                          ISSUER          YES          FOR               FOR
Macquarie convertible preference securities by
Macquarie capital loans Management Limited [ABN 18
077 595 012] [Issuer] as the responsible entity of
the Macquarie CPS Trust, on the terms and conditions,
 as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MACQUARIE INFRASTRUCTURE GROUP
  TICKER:                N/A             CUSIP:     Q5701N102
  MEETING DATE:          10/22/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1.a: Approve the amendments to the                             ISSUER          YES          FOR               FOR
Constitution of the Macquarie Infrastructure Trust
(I) to be made by supplement deed in the form tabled
by the Chairman [as specified]

PROPOSAL #1.b: Approve, for all purposes, including                        ISSUER          YES          FOR               FOR
Australian Stock Exchange Listing Rules 7.1 and
10.11, the issue of securities in Macquarie
Infrastructure Group [MIG] [of which units in
Macquarie Infrastructure Trust (I) are a component]
to the responsible entity and Macquarie Investment
Management [UK] Limited or a related body Corporate
at a price per security determined in accordance with
 the Constitution of Macquarie Infrastructure Trust
(I) in consideration of those entities applying
subject to approval of the MIG Independent Directors,
 the base fee payable by MIG to them at the end of
each calendar year quarter in each year whilst this
approvals is in force as the subscription price for
those new securities; subject to (a) the passing of a
 resolution by: the Members of Macquarie
Infrastructure Trust (II); and the shareholders of
Macquarie Infrastructure Group International Limited
[MIGIL], in the same or substantially the same terms
as the resolution; and (b) this approval being
effective for performance fees paid or paid payable
in respect of each FY up to and including the FY

PROPOSAL #2.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
Australian Stock Exchange Listing Rules 7.1 and
10.11, the issue of securities in Macquarie
Infrastructure Group [MIG] [of which units in
Macquarie Infrastructure Trust (I) are a component]
to the responsible entity and Macquarie Investment
Management [UK] Limited or a related body Corporate
at a price per security determined in accordance with
 the Constitution of Macquarie Infrastructure Trust
(I) in consideration of those entities applying
subject to approval of the MIG Independent Directors,
 the base fee payable by MIG to them at the end of
each calendar year quarter in each year whilst this
approvals is in force as the subscription price for
those new securities; subject to (a) the passing of a
 resolution by: the Members of Macquarie
Infrastructure Trust (II); and the shareholders of
Macquarie Infrastructure Group International Limited
[MIGIL], in the same or substantially the same terms
as the resolution; and (b) this approval being
effective for performance fees paid or paid payable
in respect of each FY up to and including the FY

PROPOSAL #S.1.a: Approve the amendments to the                             ISSUER          YES          FOR               FOR
Constitution of the Macquarie Infrastructure Trust
(II) to be made by supplement deed in the form tabled
 by the Chairman [as specified]

PROPOSAL #1.b: Approve, for all purposes, including                        ISSUER          YES          FOR               FOR
Australian Stock Exchange Listing Rules 7.1 and 10.11
 the issued of Securities in Macquarie Infrastructure
 Group [MIG] [of which units in Macquarie
Infrastructure Trust (II) are a component] to the
responsible entity and Macquarie Investment
Management [UK] Limited or a related body Corporate
at a price per Stapled Securities determined in
accordance with the Constitution of Macquarie
Infrastructure Trust (I) in consideration of those
entities applying subject to approval of the MIG
Independent Directors, the base fee payable by MIG to
 them at the end of each calendar year quarter in
each year whilst this approvals is in force as the
subscription price for those new securities; subject
to (a) the passing of a resolution by: the Members of
 Macquarie Infrastructure Trust (I); and the
shareholders of Macquarie Infrastructure Group
International Limited [MIGIL], in the same or
substantially the same terms as the resolution; and
(b) this approval being effective for performance
fees paid or paid payable in respect of each FY up to

PROPOSAL #2.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
Australian Stock Exchange Listing Rules 7.1 and 10.11
 the issued of Securities in Macquarie Infrastructure
 Group [MIG] [of which units in Macquarie
Infrastructure Trust (II) are a component] to the
responsible entity and Macquarie Investment
Management [UK] Limited or a related body Corporate
at a price per Stapled Securities determined in
accordance with the Constitution of Macquarie
Infrastructure Trust (I) in consideration of those
entities applying subject to approval of the MIG
Independent Directors, the base fee payable by MIG to
 them at the end of each calendar year quarter in
each year whilst this approvals is in force as the
subscription price for those new securities; subject
to (a) the passing of a resolution by: the Members of
 Macquarie Infrastructure Trust (I); and the
shareholders of Macquarie Infrastructure Group
International Limited [MIGIL], in the same or
substantially the same terms as the resolution; and
(b) this approval being effective for performance
fees paid or paid payable in respect of each FY up to

PROPOSAL #1.: Receive the accounts and reports of the                      ISSUER          YES          FOR               FOR
 Directors' and the Auditor's of the Company for the
YE 30 JUN 2008

PROPOSAL #2.: Appoint PricewaterhouseCoopers as the                        ISSUER          YES          FOR               FOR
Auditors of the Company and authorize the Directors
to determine their remuneration

PROPOSAL #3.: Re-elect Mr. Jeffery Conyers as                              ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #4.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
Australian Stock Exchange Listing Rules 7.1 and
10.11, the issued of securities in Macquarie
Infrastructure Group [MIG] [of which units in
Macquarie Infrastructure Group International Limited
are a component] to the responsible entity and
Macquarie Investment Management [UK] Limited or a
related body Corporate at a price per Stapled
Securities determined in accordance with the Bye-laws
 of Macquarie Infrastructure Group International
Limited in consideration of those entities applying,
subject to approval of the MIG Independent Directors,
 the base fee payable by MIG to them at the end of
each calendar year quarter in each year whilst this
approvals is in force as the subscription price for
those new securities; subject to: (a) the passing of
a resolution by: the Members of Macquarie
Infrastructure Trust (I); and the Members of
Macquarie Infrastructure Trust (II), in the same or
substantially the same terms as the resolution; and
(b) this approval being effective for base fees paid
or paid payable in respect of each calendar quarter
up to and including the Calendar quarter ending 30

PROPOSAL #5.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
Australian Stock Exchange Listing Rules 7.1 and
10.11, the issued of securities in Macquarie
Infrastructure Group [MIG] [of which units in
Macquarie Infrastructure Group International Limited
are a component] to the responsible entity and
Macquarie Investment Management [UK] Limited or a
related body Corporate at a price per Stapled
Securities determined in accordance with the Bye-laws
 of Macquarie Infrastructure Group International
Limited in consideration of those entities applying,
subject to approval of the MIG Independent Directors,
 the base fee payable by MIG to them at the end of
each calendar year quarter in each year whilst this
approvals is in force as the subscription price for
those new securities; subject to: (a) the passing of
a resolution by: the Members of Macquarie
Infrastructure Trust (I); and the Members of
Macquarie Infrastructure Trust (II), in the same or
substantially the same terms as the resolution; and
(b) this approval being effective for base fees paid
or paid payable in respect of each calendar quarter
up to and including the Calendar quarter ending 30

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MACQUARIE OFFICE TRUST
  TICKER:                N/A             CUSIP:     Q5702P122
  MEETING DATE:          12/12/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Constitution of Macquarie                         ISSUER          YES          FOR               FOR
Office Trust, in accordance with supplemental deed
tabled at the meeting and authorize the Macquarie
Office Management Limited to execute the supplemental
 deed and lodge a copy of it with Australian
Securities and Investments Commossion

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MAKITA CORPORATION
  TICKER:                N/A             CUSIP:     J39584107
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MARUBENI CORPORATION
  TICKER:                N/A             CUSIP:     J39788138
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MARUI GROUP CO.,LTD.
  TICKER:                N/A             CUSIP:     J40089104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MARUICHI STEEL TUBE LTD.
  TICKER:                N/A             CUSIP:     J40046104
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MATSUI SECURITIES CO.,LTD.
  TICKER:                N/A             CUSIP:     J4086C102
  MEETING DATE:          6/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Substitute Corporate Auditor                        ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MAZDA MOTOR CORPORATION
  TICKER:                N/A             CUSIP:     J41551102
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MEDICEO PALTAC HOLDINGS CO.,LTD.
  TICKER:                N/A             CUSIP:     J3948Z101
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Corporate Demerger                                   ISSUER          YES          FOR               FOR

PROPOSAL #2.: Amend Articles to: Change Official                           ISSUER          YES          FOR               FOR
Company Name to MEDIPAL HOLDINGS CORPORATION, Approve
 Minor Revisions Related to Dematerialization of
Shares and the Other Updated Laws and Regulations,
Allow Use of Treasury Shares for Odd-Lot Purchases

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MEIJI DAIRIES CORPORATION
  TICKER:                N/A             CUSIP:     J41723115
  MEETING DATE:          11/26/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Incorporation of a Parent                             ISSUER          YES        AGAINST           AGAINST
Company through Joint Share Transfer

PROPOSAL #2: Amend the Articles of Incorporation                           ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                METCASH LTD
  TICKER:                N/A             CUSIP:     Q6014C106
  MEETING DATE:          9/4/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report of the                          ISSUER          NO           N/A               N/A
Company and the reports of the Directors and the
Auditors for the YE 30 APR 2008

PROPOSAL #2.A: Re-elect Mr. Peter L. Barnes as a                           ISSUER          YES          FOR               FOR
Director of the Company who retires by rotation under
 Rule 8.1(d) of the Company's Constitution

PROPOSAL #2.B: Re-elect Mr. Michael R. Jablonski as a                      ISSUER          YES          FOR               FOR
 Director of the Company who retires by rotation
under Rule 8.1(d) of the Company's Constitution

PROPOSAL #2.C: Re-elect Mr. V. Dudley Rubin as a                           ISSUER          YES          FOR               FOR
Director of the Company who retires by rotation under
 Rule 8.1(d) of the Company's Constitution

PROPOSAL #2.D: Re-elect Mr. Neil D. Hamilton as a                          ISSUER          YES          FOR               FOR
Director of the Company who retires under Rule 8.1(d)
 of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report that                           ISSUER          YES          FOR               FOR
forms part of the Directors report of the Company for
 the FYE 30 APR 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MINEBEA CO.,LTD.
  TICKER:                N/A             CUSIP:     J42884130
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MIRVAC GROUP
  TICKER:                N/A             CUSIP:     Q62377108
  MEETING DATE:          11/14/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive the financial reports of the                      ISSUER          NO           N/A               N/A
 Mirvac Group and MPT and the Directors' reports and
the Independent Audit report for each entity for the
YE 30 JUN 2008

PROPOSAL #2.a: Re-elect Mr. Peter Hawkins as a                             ISSUER          YES          FOR               FOR
Director of the Mirvac Limited, who retires by
rotation in accordance with Clause 10.3 of the Mirvac
 Limited's Constitution

PROPOSAL #2.b: Re-elect Ms. Penelope Morris AM as a                        ISSUER          YES          FOR               FOR
Director of the Mirvac Limited, who retires by
rotation in accordance with Clause 10.3 of the Mirvac
 Limited's Constitution

PROPOSAL #3.: Adopt the remuneration report of the                         ISSUER          YES          FOR               FOR
Mirvac Limited for the YE 30 JUN 2008

PROPOSAL #4.: Approve, to increase with effect from                        ISSUER          YES          FOR               FOR
01 JUL 2008 the remuneration of Non-Executive
Directors of the Mirvac Limited for services provided
 to the Mirvac Limited or to any of its controlled
entities by AUD 250,000 per annum to an aggregate
maximum sum of AUD 1,450,000 per annum, with such
remuneration to be divided among the Non-Executive
Directors in such proportion and manner as the
Director agree [or in default of agreement, equally]

PROPOSAL #5.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
for the purposes of ASX Listing Rule 10.14 and the
provision of financial assistance [if any] by Mirvac
Group, to the participation by Mr. Nicholas Collishaw
 [Managing Director] in Mirvac Group's Long Term
Performance Plan on the terms of that Plan and as
specified

PROPOSAL #6.: Amend the Distribution Reinvestment                          ISSUER          YES          FOR               FOR
Plan Rule 6.4 as specified

PROPOSAL #S.7.A: Ratify and approve for purposes of                        ISSUER          YES          FOR               FOR
the Constitution of the Mirvac Property Trust ARSN
086 780 645, ASX Listing Rule 7.4 and for all other
purposes, the issue of 57,692,307 stapled securities
to Nakheel Investment (Australia) Pty Ltd and its
related entities pursuant to a capital placement

PROPOSAL #S.7.B: Ratify and approve for purposes of                        ISSUER          YES          FOR               FOR
the Constitution of the Mirvac Property Trust ARSN
086 780 645, ASX Listing Rule 7.4 and for all other
purposes, the issue of 21,317,910 stapled securities
to J. P. Morgan Australia Limited as underwriter of
the Group's Distribution Reinvestment Plan

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI CHEMICAL HOLDINGS CORPORATION
  TICKER:                N/A             CUSIP:     J44046100
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI CORPORATION
  TICKER:                N/A             CUSIP:     J43830116
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Issuance of Share Acquisition                        ISSUER          YES          FOR               FOR
Rights as Stock Options

PROPOSAL #6.: Approve reserved retirement                                  ISSUER          YES          FOR               FOR
remuneration for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI ELECTRIC CORPORATION
  TICKER:                N/A             CUSIP:     J43873116
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI ESTATE COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J43916113
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI GAS CHEMICAL COMPANY,INC.
  TICKER:                N/A             CUSIP:     J43959113
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Allow Use of                              ISSUER          YES          FOR               FOR
Electronic Systems for Public Notifications , Approve
 Minor Revisions Related to Dematerialization of
Shares and the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI HEAVY INDUSTRIES,LTD.
  TICKER:                N/A             CUSIP:     J44002129
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI LOGISTICS CORPORATION
  TICKER:                N/A             CUSIP:     J44561108
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI MATERIALS CORPORATION
  TICKER:                N/A             CUSIP:     J44024107
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to (1): Approve Minor                         ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.: Amend Articles to (2): Increase                              ISSUER          YES        AGAINST           AGAINST
Authorized Capital to 3,400,000,000 shs.

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI MOTORS CORPORATION
  TICKER:                N/A             CUSIP:     J44131100
  MEETING DATE:          6/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES        AGAINST           AGAINST
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI RAYON COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J44389120
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI TANABE PHARMA CORPORATION
  TICKER:                N/A             CUSIP:     J4448H104
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI UFJ FINANCIAL GROUP,INC.
  TICKER:                N/A             CUSIP:     J44497105
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Allow Use of                              ISSUER          YES          FOR               FOR
Electronic Systems for Public Notifications, Reduce
Authorized Capital to 33,920,001,000 shs. due to the
retirement of Class 8 Preferred Shares and Class 12
Preferred Shares , Approve Minor Revisions Related to
 Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.4: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI UFJ LEASE & FINANCE COMPANY LIMITED
  TICKER:                N/A             CUSIP:     J4706D100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Retirement Allowance for                              ISSUER          YES        AGAINST           AGAINST
Retiring Directors and Corporate Auditors, and
Payment of Accrued Benefits associated with Abolition
 of Retirement Benefit System for Current Directors
and Corporate Auditors

PROPOSAL #6: Amend the Compensation to be received by                      ISSUER          YES          FOR               FOR
 Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUI & CO.,LTD.
  TICKER:                N/A             CUSIP:     J44690139
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Change Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the other Updated
Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUI CHEMICALS,INC.
  TICKER:                N/A             CUSIP:     J4466L102
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                             ISSUER          YES          FOR               FOR
Earnings
PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUI ENGINEERING & SHIPBUILDING CO.,LTD.
  TICKER:                N/A             CUSIP:     J44776128
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors and Retiring
Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUI FUDOSAN CO.,LTD.
  TICKER:                N/A             CUSIP:     J4509L101
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUI MINING AND SMELTING COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J44948107
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Allow Use of                              ISSUER          YES          FOR               FOR
Electronic Systems for Public Notifications, Approve
Minor Revisions Related to Dematerialization of
Shares and the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUI O.S.K.LINES,LTD.
  TICKER:                N/A             CUSIP:     J45013109
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to :Change Company's                          ISSUER          YES          FOR               FOR
Location to Minato-ku, Tokyo,Approve Minor Revisions
Related to Dematerialization of Shares and the other
Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6.: Issue of Stock Acquisition Rights for                        ISSUER          YES          FOR               FOR
the Purpose of Executing a Stock Option System to
Executive Officers, General Managers, and Presidents
of the Company's Consolidated Subsidiaries in Japan

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUI SUMITOMO INSURANCE GROUP HOLDINGS,INC.
  TICKER:                N/A             CUSIP:     J45745106
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by Directors and  Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUMI ELECTRIC CO.,LTD.
  TICKER:                N/A             CUSIP:     J45464120
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3: Amend Articles to: Adopt Reduction of                         ISSUER          YES          FOR               FOR
Liability System for Outside Auditors

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MIZUHO FINANCIAL GROUP,INC.
  TICKER:                N/A             CUSIP:     J4599L102
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Reduce Authorized                         ISSUER          YES          FOR               FOR
Capital to 28,485,271,000 shs., Approve Minor
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MIZUHO SECURITIES CO.,LTD.
  TICKER:                N/A             CUSIP:     J73348104
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Appoint a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Revision of the remuneration of                              ISSUER          YES          FOR               FOR
Directors and Corporate Auditors, and determination
of the amount and specific details of stock option
remuneration

PROPOSAL #5.: Approve Retirement Allowance for                             ISSUER          YES        AGAINST           AGAINST
Retiring Corporate Auditors, and Payment of Accrued
Benefits associated with Abolition of Retirement
Benefit System for Current Directors and Corporate
Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MIZUHO TRUST & BANKING CO.,LTD.
  TICKER:                N/A             CUSIP:     J45988102
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Decrease
Authorized Capital by Reducing Class 1 shares to
155,717,123 shs.

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Substitute Corporate Auditor                        ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MONGOLIA ENERGY CORPORATION LTD
  TICKER:                N/A             CUSIP:     G6260K126
  MEETING DATE:          9/4/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements, the reports of the Directors and the
Independent Auditor of the Company for the YE 31 MAR
2008

PROPOSAL #2.a: Re-elect Mr. Lo Lin Shing, Simon as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.b: Re-elect Mr. Liu Zhuo Wei as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #2.c: Re-elect Mr. Lau Wai Piu as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #2.d: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Directors' remuneration

PROPOSAL #3.: Re-appoint Deloitte Touche Tohmatsu as                       ISSUER          YES          FOR               FOR
the Independent Auditor and authorize the Board of
Directors to fix their remuneration

PROPOSAL #4.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and deal with additional shares of
the Company, and to make or grant offers, agreements
or options [including bonds, notes, warrants,
debentures and securities convertible into shares of
the Company], during and after the end of the
relevant period, otherwise than pursuant to i) a
rights issue [as specified]; ii) an issue of shares
pursuant to any existing specific authority,
including upon the exercise of rights of subscription
 or conversion under the terms of any warrants issued
 by the Company or any bonds, notes, debentures or
securities convertible into shares of the Company;
iii) the exercise of options granted under any Share
Option Scheme adopted by the Company; and iv) any
scrip dividend scheme or similar arrangement
providing for the allotment of shares of the Company
in lieu of the whole or part of a dividend on shares
of the Company in accordance with the Bye-Laws of the
 Company, does not exceed 20% of the aggregate
nominal amount of the share capital of the Company in
 issue as at the date of passing this resolution;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Bye-Laws of the Company or any

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to repurchase shares in the capital of the Company on
 The Stock Exchange of Hong Kong Limited [Stock
Exchange] or on any other exchange on which the
shares of the Company may be listed and recognized by
 the Securities and Futures Commission of Hong Kong
and the Stock Exchange for this purpose [Recognized
Stock Exchange], subject to and in accordance with
all applicable Laws, Rules and regulations and the
requirements of the Rules Governing the Listing of
Securities on the Stock Exchange, or of any other
Recognized Stock Exchange and the Bye-Laws of the
Company, during the relevant period, does not exceed
10% of the aggregate nominal amount of the shares in
the capital of the Company in issue as at the date of
 passing this resolution; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by the Bye-
Laws of the Company or any applicable Laws of Bermuda
 to beheld]

PROPOSAL #6.: Approve, subject to the passing of                           ISSUER          YES        AGAINST           AGAINST
Resolutions 4 and 5 as specified, to extend the
general mandate granted to the Directors of the
Company to allot, issue and deal with additional
shares of the Company pursuant to Resolution 4 by the
 addition to it of an amount representing the
aggregate nominal amount of the shares in the capital
 of the Company which are repurchased by the Company
pursuant to and since the granting to the Company of
the general mandate to repurchase shares in
accordance with Resolution 5 as specified

PROPOSAL #S.7: Amend the Bye-Law 84A of the Company                        ISSUER          YES          FOR               FOR
[Bye-laws] as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MONGOLIA ENERGY CORPORATION LTD
  TICKER:                N/A             CUSIP:     G6260K126
  MEETING DATE:          11/25/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve: the acquisition agreement                           ISSUER          YES          FOR               FOR
[Acquisition Agreement] dated 05 MAR 2008 as
supplemented by the supplemental agreement dated 27
OCT 2008 [Supplemental Agreement], a copy of which
has been produced to the meeting and marked A and B
respectively and signed by the Chairman of the
meeting for the purpose of identification, entered
into between Mr. Liu Cheng Lin [Mr. Liu] and the
Company whereby Mr. Liu conditionally agreed to sell
20% of the benefits relating to copper, tin, and
multi-metals resources with explored tungsten and tin
 resources under the investment agreement dated 03
MAR 2008 [Investment Agreement] and entered into
between i) [Xinjiang Yinye Mineral Products
Development Company Limited] [Concession Owner]; ii)
Mr. Liu and; iii) [Xinjiang Kaiyue Yuan Mineral
Company Limited] [Relevant Interest] and the Company
conditionally agreed to acquire the Relevant
Interest, at the consideration of HKD 1 billion: (1)
HKD 200 million to Mr. Liu as service fee; (2)
reimbursement of RMB 100 million paid by Mr. Liu
under the Investment Agreement to the Concession
Owner for the purpose of development and commercial
exploitation of the resources under the Investment
Agreement; (3) payment of the balance by way of new
Shares of the Company to be allotted at the closing
price of the date of closing, subject to a maximum
cap of 100 million new Shares of the Company, upon
the terms and conditions therein contained, in all
respects and the transactions contemplated under the
Acquisition Agreement as supplemented by the
Supplemental Agreement; the creation and issue of the
 new Shares subject to a maximum of 100 million new
Shares subject to the terms of the Acquisition
Agreement as supplemented by the Supplemental
Agreement; the unwinding of the Joint Venture and
waiver of any interest payment under the joint
venture agreement dated 31 AUG 2007 and entered into
between, among others, the Company and Mr. Liu;
authorize the Directors to do all such acts and
things, to sign and execute all such further
documents and to take such steps as the Directors may
 consider necessary, appropriate, desirable or
expedient to give effect to or in connection with the
 Acquisition Agreement and Supplemental Agreement,
the issue of the new Shares as part of the
Consideration or any of the transactions as
contemplated under the Acquisition Agreement and

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MTR CORP LTD
  TICKER:                N/A             CUSIP:     Y6146T101
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the audited                             ISSUER          YES          FOR               FOR
Statement of accounts and the reports of the
Directors and the Auditors of the Company for the YE

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.a: Re-elect Dr. Raymond Chien Kuo-fung as                      ISSUER          YES          FOR               FOR
 a member of the Board of Directors of the Company

PROPOSAL #3.b: Re-elect Mr. T. Brian Stevenson as a                        ISSUER          YES          FOR               FOR
member of the Board of Directors of the Company

PROPOSAL #4.: Re-appoint KPMG as the Auditors of the                       ISSUER          YES          FOR               FOR
Company and authorize the Board of Directors to
determine their remuneration

PROPOSAL #5.: Authorize the Directors, to allot,                           ISSUER          YES        AGAINST           AGAINST
issue, grant, distribute and otherwise deal with
additional shares and make, issue or grant offers,
agreements, options warrants and other securities
during or after the end of the relevant period, not
exceeding 10% of the aggregate nominal amount of the
issued share capital of the Company; and the
aggregate nominal amount of share capital purchased
by the Company subsequent to the Passing of this
Resolution [up to a maximum equivalent to 10% of the
aggregate nominal amount of the share capital of the
Company in issue as at the date of passing of this
resolution]; otherwise than pursuant to: i) a rights
issue; or ii) any Option Scheme or similar
arrangement for the time being adopted for the grant
or issue to the members of the Executive Directorate
and/or officers and/or employees of the Company
and/or any of its subsidiaries of Shares or rights to
 acquire Shares, including without limitation
pursuant to the Rules of the Company's Pre-Global
Offering Share Option Scheme, the Rules of the
Company's New Joiners Share Option Scheme and also
the Rules of the Company's 2007 Share Option Scheme;
or iii) the exercise of rights of subscription or
conversion under the terms of any warrants by the
Company or any securities which are convertible into
shares; or iv) any scrip dividend or similar
arrangement provided for the allotment of Shares in
lieu of the whole or part of a divided on Shares
pursuant to the Articles of Association of the
Company; [Authority expires the earlier of the
conclusion of the next AGM or the expiration of the
period within which the next AGM is required by the
Articles of Association of the Company or by Law to
be held] and shares means shares of all classes in
the capital of the Company and warrants and other
securities which carry a right to subscribe or

PROPOSAL #6.: Authorize the Board of Directors, to                         ISSUER          YES          FOR               FOR
purchase shares of the Company during the relevant
period, on The Stock Exchange of Hong Kong Limited or
 any other stock exchange on which the shares of the
Company may be listed and recognized by the
Securities and Futures Commission and the Stock
Exchange in accordance with all applicable laws,
including the Hong King Code on share repurchases and
 the Rules Governing the Listing of Securities on the
 Stock Exchange of Hong Kong Limited as amended from
time to time, not exceeding 10% of the aggregate
nominal amount of the issued share capital of the
Company; [Authority expires the earlier of the
conclusion of the next AGM or the expiration of the
period within which the next AGM is required by the
Articles of Association of the Company or by Law to
be held]; and shares means shares of all classes in
the capital of the Company and warrants and other
securities which carry a right to subscribe or
purchase shares in the Company

PROPOSAL #7.: Approve conditional upon the passing of                      ISSUER          YES        AGAINST           AGAINST
 Resolutions 5 and 6, the exercise by the Board of
Directors of the powers referred to in Resolution 5
in respect of the share capital of the Company
referred to in Resolution 5

PROPOSAL #S.8: Amend Article 138 and Article 141 of                        ISSUER          YES          FOR               FOR
the Articles of Association of the Company, as
specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MURATA MANUFACTURING COMPANY,LTD.
  TICKER:                N/A             CUSIP:     J46840104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NAMCO BANDAI HOLDINGS INC.
  TICKER:                N/A             CUSIP:     J48454102
  MEETING DATE:          6/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to :Change Company's                          ISSUER          YES          FOR               FOR
Location to Shinagawa-ku, Approve Minor Revisions
Related to Dematerialization of Shares and the other
Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NATIONAL AUSTRALIA BANK LTD, MELBOURNE VIC
  TICKER:                N/A             CUSIP:     Q65336119
  MEETING DATE:          12/18/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To consider the Company's financial                          ISSUER          NO           N/A               N/A
statements and the reports for the YE 30 SEP 2008

PROPOSAL #2.A: Re-elect Mr. John Thorn as a Director,                      ISSUER          YES          FOR               FOR
 who retires in accordance with the Article 10.3 of
the Company's Constitution

PROPOSAL #2.B: Re-elect Mr. Geoff Tomlinson as a                           ISSUER          YES          FOR               FOR
Director, who retires in accordance with the Article
10.3 of the Company's Constitution

PROPOSAL #3.: Approve, for the purposes of the ASX                         ISSUER          YES          FOR               FOR
Listing Rule 7.2, Exception 9, the issue of
securities in the Company under the National
Australia Bank Staff Share Allocation Plan, the
National Australia Bank New Zealand Staff Share
Allocation Plan, the National Australia Bank Staff
Share Ownership Plan, the National Australia Bank
Share Option Plan No. 2, the National Australia Bank
Performance Rights Plan and the National Australia

PROPOSAL #4.: Approve to grant performance shares and                      ISSUER          YES          FOR               FOR
 performance rights, to the Group Chief Executive
Officer designate, Mr. Cameron Clyne, under the
Company's Long Term Incentive Plan, as specified

PROPOSAL #5.A: Approve to grant shares, performance                        ISSUER          YES          FOR               FOR
options and performance shares, to Mr. Ahmed Fahour
[an Executive Director], under the Company's Short
Term Incentive and Long Term Incentive Plans as
specified

PROPOSAL #5.B: Approve to grant shares, performance                        ISSUER          YES          FOR               FOR
options and performance shares, to Mr. Michael Ullmer
 [an Executive Director], under the Company's Short
Term Incentive and Long Term Incentive Plans as
specified

PROPOSAL #6.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 SEP 2008

PROPOSAL #7.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                       ISSUER          YES        AGAINST             FOR
PROPOSAL: approve to remove Mr. Paul Rizzo from
office as a Director of the National Australia Bank

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEC CORPORATION
  TICKER:                N/A             CUSIP:     J48818124
  MEETING DATE:          6/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Reduction of Legal Capital Surplus and                       ISSUER          YES          FOR               FOR
Legal Retained Earnings and Appropriation of Surplus

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEC ELECTRONICS CORPORATION
  TICKER:                N/A             CUSIP:     J4881U109
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Adopt
Restriction to the Rights for Odd-Lot Shares, Allow
Use of Treasury Shares for Odd-Lot Purchases

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEPTUNE ORIENT LINES LTD
  TICKER:                N/A             CUSIP:     V67005120
  MEETING DATE:          4/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and accounts for the FYE 26 DEC 2008 and the
Auditors' report thereon

PROPOSAL #2.: Approve the declaration of a final tax                       ISSUER          YES          FOR               FOR
exempt [1-tier] dividend of 4.00 Singapore cents per
share for the FYE 26 DEC 2008

PROPOSAL #3.: Approve the payments to Non-Executive                        ISSUER          YES          FOR               FOR
Director of SGD 1,750,000 as the Directors' fees for
the FYE 25 DEC 2009

PROPOSAL #4.: Re-elect Mr. Peter Wagner as a                               ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 97 of the
Company's Articles of Association

PROPOSAL #5.: Re-elect Dr. Friedbert Malt as a                             ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 97 of the
Company's Articles of Association

PROPOSAL #6.: Re-elect Mr. James Connal Scotland                           ISSUER          YES          FOR               FOR
Rankin as a Director, who retires pursuant to Article
 97 of the Company's Articles of Association

PROPOSAL #7.: Re-elect Mr. Bobby Chin Yoke Choong as                       ISSUER          YES          FOR               FOR
a Director, who retires pursuant to Article 97 of the
 Company's Articles of Association

PROPOSAL #8.: Re-elect Mr. Ronald Dean Widdows as a                        ISSUER          YES          FOR               FOR
Board of Director, who retires pursuant to Article
102 of the Company's Articles of Association

PROPOSAL #9.: Re-elect Mr. Boon Swan Foo as a Board                        ISSUER          YES          FOR               FOR
of Director, who retires pursuant to Article 102 of
the Company's Articles of Association

PROPOSAL #10.: Re-appoint Messrs. Ernst & Young LLP                        ISSUER          YES          FOR               FOR
as the Company's Auditors and authorize the Directors
 to fix their remuneration

PROPOSAL #11.: Approve the renewal of the mandate for                      ISSUER          YES          FOR               FOR
 the Directors to allot and issue shares subject to
the limits as specified

PROPOSAL #12.: Authorize the Directors to offer and                        ISSUER          YES        AGAINST           AGAINST
grant options and/or awards, and to allot and issue
shares, pursuant to the provisions of the NOL Share
Option Plan and the NOL Performance Share Plan 2004,
subject to limits as specified

PROPOSAL #13.: Approve the renewal of the share                            ISSUER          YES          FOR               FOR
purchase mandate

PROPOSAL #14.: Approve the renewal of the mandate for                      ISSUER          YES          FOR               FOR
 Interested Person Transactions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEW WORLD DEV LTD
  TICKER:                N/A             CUSIP:     Y63084126
  MEETING DATE:          5/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Sale and Purchase Agreement                      ISSUER          YES          FOR               FOR
 dated 30 APR 2009 entered into between New World
China Property Limited and Guilherme Holdings [Hong
Kong] Limited [the Sale and Purchase Agreement] [a
copy of the Sale and Purchase Agreement marked A has
been produced to the Meeting and signed by the
Chairman of the Meeting for the purpose of
identification] relating to [i] the acquisition of a
52.5% equity interest in [Shanghai Trio Property
Development Company Ltd] by New World China Property
Limited from Guilherme Holdings [Hong Kong] Limited;
and [ii] the disposal of a 50% equity interest in
[Shanghai Juyi Real Estate Development Company Ltd]
by New World China Property Limited to Guilherme
Holdings [Hong Kong] Limited, [b] authorize any 1
Director of the Company for and on behalf of the
Company to take all steps necessary or expedient in
his/her opinion to implement and/or give effect to
the terms of the Sale and Purchase Agreement and all
transactions contemplated there under and all other
matters incidental thereto or in connection
therewith; and [c] and to execute all such documents,
 instruments and agreements and to do all such acts
or things incidental to, ancillary to or in
connection with the matters contemplated under the
Sale and Purchase Agreement

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEW WORLD DEVELOPMENT CO LTD
  TICKER:                N/A             CUSIP:     Y63084126
  MEETING DATE:          12/2/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the audited statement                      ISSUER          YES          FOR               FOR
 of accounts and the reports of the Directors and the
 Independent Auditors for the YE 30 JUN 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.i: Re-elect Dato' Dr. Cheng Yu-Tung as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.ii: Re-elect Dr. Sin Wai-Kin, David as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.iii: Re-elect Mr. Liang Chong-Hou, David                       ISSUER          YES        AGAINST           AGAINST
as a Director

PROPOSAL #3.iv: Re-elect Mr. Yeung Ping-Leung, Howard                      ISSUER          YES          FOR               FOR
 as a Director

PROPOSAL #3.v: Approve to note the retirement of Lord                      ISSUER          YES          FOR               FOR
 Sandberg, Michael as Director and not to fill up the
 vacancy of Director

PROPOSAL #3.vi: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
fix the remuneration of the Directors

PROPOSAL #4.: Re-appoint the Joint Auditors and                            ISSUER          YES          FOR               FOR
authorize the Directors to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to repurchase shares of HKD 1.00 each in the capital
of the Company, during the relevant period, on The
Stock Exchange of Hong Kong Limited [Stock Exchange]
or any other stock exchange on which the securities
of the Company may be listed and recognized by the
Securities and Futures Commission of the Hong Kong
and the Stock Exchange on share repurchases for such
purposes, subject to and in connection with all
applicable laws and the requirements of the Rules
Governing the Listing of Securities on the Stock
Exchange or of any other Stock Exchange as amended
from time to time, not exceeding 10% of the aggregate
 nominal amount of the issued share capital of the
Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by Law to be held]

PROPOSAL #6.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 pursuant to Section 57B of the Companies Ordinance,
to allot, issue and deal with additional shares of
HKD 1.00 each in the capital of the Company and to
make or grant offers, agreements and options
[including bonds, warrants and debentures convertible
 into shares of the Company] during and after the
relevant period, not exceeding 20% of the aggregate
nominal amount of the issued share capital of the
Company, otherwise than pursuant to i) a rights
issue; or ii) an issue of shares as scrip dividends
pursuant to the Articles of the Association of the
Company from time to time; or iii) an issue of shares
 under any option scheme or similar arrangement for
the time being adopted for the grant or issue to the
employees of the Company and/or any of its
subsidiaries of shares or rights to acquire shares of
 the Company; or iv) an issue of shares upon
conversion by the bondholders of their bonds into
shares of the Company in accordance with the terms
and conditions of an issue of convertible guaranteed
bonds by a special purpose subsidiary wholly owned by
 the Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of

PROPOSAL #7.: Approve, subject to the passing of                           ISSUER          YES        AGAINST           AGAINST
Resolutions 5 and 6 as specified, to extend the
general mandate granted to the Directors to allot,
issue and deal with the additional shares pursuant to
 Resolution 6 as specified, by the addition thereto
of an amount representing the aggregate nominal
amount of the shares in the capital of the Company
repurchased by the Company under authority granted
pursuant to Resolution 5, provided that such amount
does not exceed 10% of the aggregate nominal amount
of the issued share capital of the Company at the
date of passing this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEW WORLD DEVELOPMENT CO LTD
  TICKER:                N/A             CUSIP:     Y63084126
  MEETING DATE:          12/31/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the sale and                             ISSUER          YES          FOR               FOR
purchase agreement dated 03 DEC 2008 entered into
among i) New World China Land Limited; ii) New World
Development [China] Limited; iii) New World China
Property Limited; iv) Mr. Doo Wai-Hoi, William; v)
Stanley Enterprises Limited; vi) Grand China
Enterprises Limited; and vii) Golden Wealth
Investment Limited [the Agreement] [as specified]
relating to the acquisitions by New World China Land
Limited [through its wholly-owned subsidiaries] of
additional interests in Ramada Property Ltd., Faith
Yard Property Limited, Fortune Star Worldwide Limited
 and [Shanghai New World Huai Hai Property
Development Co., Ltd.,] and the disposal by New World
 China Land Limited [through its wholly-owned
subsidiary or itself] of interests in [Shanghai Juyi
Real Estate Development Co., Ltd.,] and [Shanghai New
 World Shangxian Lane Development Ltd.,] and the
transactions contemplated there under; and authorize
any 1 Director of the Company for and on behalf of
the Company, to take all steps necessary or expedient
 in his/her opinion to implement and/or give effect
to the terms of the Agreement and all transactions
contemplated there under and all other matters
incidental thereto or in connection therewith; and to
 execute all such documents, instruments and
agreements and to do all such acts or things
incidental to, ancillary to or in connection with the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEWCREST MINING LTD, MELBOURNE VIC
  TICKER:                N/A             CUSIP:     Q6651B114
  MEETING DATE:          10/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the financial                           ISSUER          YES          FOR               FOR
report of the Company and its controlled entities for
 the YE 30 JUN 2008 and the reports of the Directors
and the Auditors thereon

PROPOSAL #2.a: Elect, in accordance with Rule 57 of                        ISSUER          YES          FOR               FOR
the Company's Constitution, Mr. Richard Knight as a
Director

PROPOSAL #2.b: Re-elect Mr. Don Mercer as a Director,                      ISSUER          YES          FOR               FOR
 who retires by rotation in accordance with Rule 69
of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
Company [included in the report of the Directors] for
 the YE 30 JUN 2008

PROPOSAL #S.4: Amend, pursuant to Sections 136[2] and                      ISSUER          YES          FOR               FOR
 648G of the Corporations Act 2001 [Cth], the
Company's Constitution by re-inserting Rule 104 as

PROPOSAL #S.5: Amend, pursuant to Section 136[2] of                        ISSUER          YES          FOR               FOR
the Corporations Act 2001[Cth], the Company's
Constitution as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NGK INSULATORS,LTD.
  TICKER:                N/A             CUSIP:     J49076110
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NGK SPARK PLUG CO.,LTD.
  TICKER:                N/A             CUSIP:     J49119100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.20: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.21: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NHK SPRING CO.,LTD.
  TICKER:                N/A             CUSIP:     J49162126
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Authorize Use of Free Share Purchase Warrants as
Anti-Takeover Defense Measure, Allow Board to Execute
 Anti-Takeover Defense Measures

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Retirement Allowance for                              ISSUER          YES        AGAINST           AGAINST
Retiring Directors, and Payment of Accrued Benefits
associated with Abolition of Retirement Benefit
System for Current Corporate Officers

PROPOSAL #6: Approve Extension of Anti-Takeover                            ISSUER          YES        AGAINST           AGAINST
Defense Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIDEC CORPORATION
  TICKER:                N/A             CUSIP:     J52968104
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIKON CORPORATION
  TICKER:                N/A             CUSIP:     654111103
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

PROPOSAL #5.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

PROPOSAL #6.: Amount and Details of Compensation                           ISSUER          YES        AGAINST           AGAINST
Concerning Stock Acquisition Rights as Stock
Compensation-type Stock Options for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NINTENDO CO.,LTD.
  TICKER:                N/A             CUSIP:     J51699106
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON BUILDING FUND INC, TOKYO
  TICKER:                N/A             CUSIP:     J52088101
  MEETING DATE:          3/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions, Approve Minor Revisions Related to the
Updated Laws and Regulaions

PROPOSAL #2.1: Appoint an Executive Director                               ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint an Executive Director                               ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Supervisory Director                              ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Supervisory Director                              ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Supervisory Director                              ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Supervisory Director                              ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON ELECTRIC GLASS CO.,LTD.
  TICKER:                N/A             CUSIP:     J53247110
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                             ISSUER          YES          FOR               FOR
Earnings
PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Substitute Corporate Auditor                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Substitute Corporate Auditor                      ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

PROPOSAL #6: Continuous Introduction of the Policy                         ISSUER          YES        AGAINST           AGAINST
regarding Large Purchase of the Company's Shares (
Defense against Acquisition )

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON EXPRESS CO.,LTD.
  TICKER:                N/A             CUSIP:     J53376117
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON KAYAKU CO.,LTD.
  TICKER:                N/A             CUSIP:     J54236112
  MEETING DATE:          8/28/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON MEAT PACKERS,INC.
  TICKER:                N/A             CUSIP:     J54752142
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Expand
Business Lines

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Renewal of Anti-Takeover Defense                      ISSUER          YES        AGAINST           AGAINST
 Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON MINING HOLDINGS,INC.
  TICKER:                N/A             CUSIP:     J54824107
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON OIL CORPORATION
  TICKER:                N/A             CUSIP:     J5484F100
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the other Updated
Laws and Regulations, Adopt Reduction of Liability
System for Outside Directors

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON PAPER GROUP, INC.
  TICKER:                N/A             CUSIP:     J56354103
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Revision of a Plan against Large-Scale                       ISSUER          YES        AGAINST           AGAINST
Purchase of the Company's Shares ( Takeover Defense
Measures )

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON SHEET GLASS COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J55655120
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Establish Articles                        ISSUER          YES          FOR               FOR
Related to Class A Preferred Shares and Class
Shareholders Meetings, Approve Minor Revisions
Related to Dematerialization of Shares and the Other
Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON STEEL CORPORATION
  TICKER:                N/A             CUSIP:     J55999122
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON TELEGRAPH AND TELEPHONE CORPORATION
  TICKER:                N/A             CUSIP:     J59396101
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON YUSEN KABUSHIKI KAISHA
  TICKER:                N/A             CUSIP:     J56515133
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPONKOA INSURANCE COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J5428G115
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NISSAN CHEMICAL INDUSTRIES,LTD.
  TICKER:                N/A             CUSIP:     J56988108
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to :Allow Use of                              ISSUER          YES          FOR               FOR
Electronic Systems for Public Notifications,Approve
Minor Revisions Related to Dematerialization of
Shares and the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

PROPOSAL #6.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by  Directors and  Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NISSAN MOTOR CO.,LTD.
  TICKER:                N/A             CUSIP:     J57160129
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NISSAY DOWA GENERAL INSURANCE COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J5729G111
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NISSHIN SEIFUN GROUP INC.
  TICKER:                N/A             CUSIP:     J57633109
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Details of Compensation as                           ISSUER          YES          FOR               FOR
Stock Options for Directors

PROPOSAL #6.: Approve Issuance of Share Acquisition                        ISSUER          YES          FOR               FOR
Rights as Stock Options

PROPOSAL #7.: Renewal of the Resolution to Approve                         ISSUER          YES        AGAINST           AGAINST
Gratis Allotment of Stock Acquisition Rights for
Securing and Improving Corporate Value of the Company
 and the Common Interests of the Shareholders

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NISSHIN STEEL CO.,LTD.
  TICKER:                N/A             CUSIP:     J57805103
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Approve Provision of Retirement                              ISSUER          YES        AGAINST           AGAINST
Allowance for Retiring Directors and Retiring
Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NISSHINBO INDUSTRIES,INC.
  TICKER:                N/A             CUSIP:     J57333106
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations,

PROPOSAL #2.1: Appoint a Director                                          ISSUER          NO           N/A               N/A

PROPOSAL #2.2: Appoint a Director                                          ISSUER          NO           N/A               N/A

PROPOSAL #2.3: Appoint a Director                                          ISSUER          NO           N/A               N/A

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Supplementary Corporate Auditor                     ISSUER          YES          FOR               FOR

PROPOSAL #5: Authorize Use of Stock Option Plan for                        ISSUER          YES          FOR               FOR
Directors

PROPOSAL #6: Authorize Use of Stock Options                                ISSUER          YES          FOR               FOR

PROPOSAL #7: Approve Extension of Anti-Takeover                            ISSUER          YES        AGAINST           AGAINST
Defense Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NISSIN FOODS HOLDINGS CO.,LTD.
  TICKER:                N/A             CUSIP:     J58063124
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Appoint Accounting Auditors                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NITORI CO.,LTD.
  TICKER:                N/A             CUSIP:     J58214107
  MEETING DATE:          5/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3: Amend the Compensation to be Received by                      ISSUER          YES          FOR               FOR
 Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NITTO DENKO CORPORATION
  TICKER:                N/A             CUSIP:     J58472119
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

PROPOSAL #3.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.10: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Determination of the amount of                               ISSUER          YES          FOR               FOR
compensation provided as stock options to Directors
and related details

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOBLE GROUP LTD
  TICKER:                N/A             CUSIP:     G6542T119
  MEETING DATE:          10/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Bye-laws 1, 3(1), 3(2),                           ISSUER          YES          FOR               FOR
12(2), 22, 48(1), 48(5), 116, 149, 167(2) and 168 and
 new Bye-laws 3(4), 12(1A), 55A and 167(3) to be
inserted as specified and authorize the Directors of
the Company and any of them to take any step and
action or to execute any document or instrument
necessary or desirable to implement and give effect
to the aforesaid proposed alterations to the Bye-laws

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOBLE GROUP LTD
  TICKER:                N/A             CUSIP:     G6542T119
  MEETING DATE:          4/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the statements of                          ISSUER          YES          FOR               FOR
account and the reports of the Directors and the
Auditors for the FYE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend of US 4.4cents                      ISSUER          YES          FOR               FOR
 per share for the YE 31 DEC 2008

PROPOSAL #3.: Re-elect Mr. Edward Walter Rubin as a                        ISSUER          YES          FOR               FOR
Director who retires pursuant to Bye-Law 86(1), as a
Director

PROPOSAL #4.: Re-elect Mr. Ambassador Burton Levin as                      ISSUER          YES          FOR               FOR
 a Director who retires pursuant to Bye-Law 86(1), as
 a Director

PROPOSAL #5.: Re-elect Mr. Iain Ferguson Bruce as a                        ISSUER          YES          FOR               FOR
Director who retires pursuant to Bye-Law 86(1), as a
Director

PROPOSAL #6.: Re-elect Mr. Milton M. Au as a Director                      ISSUER          YES          FOR               FOR
 who retires pursuant to Bye-Law 86(1), as a Director

PROPOSAL #7.: Re-elect Mr. Ricardo Leimann as a                            ISSUER          YES          FOR               FOR
Director who retires pursuant to Bye-Law 85(2), as a
Director

PROPOSAL #8.: Approve the Directors' fees for the YE                       ISSUER          YES          FOR               FOR
31 DEC 2008

PROPOSAL #9.: Re-appoint Messrs. Ernst & Young as the                      ISSUER          YES          FOR               FOR
 Company's Auditors and authorize the Directors to
fix their remuneration

PROPOSAL #10.: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to issue ordinary shares of HKD 0.25 in the capital
of the Company [shares] whether by way of rights,
bonus or otherwise; and/or make or grant offers,
agreements or options [collectively, Instruments]
that might or would require shares to be issued,
including but not limited to the creation and issue
of [as well as adjustments to] warrants, debentures
or other instruments convertible or exchangeable into
 shares, at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may in their absolute discretion
deem fit and issue shares in pursuance of any
Instrument made or granted by the Directors while
this resolution was in force, provided that, the
aggregate number of shares to be issued pursuant to
this resolution [including shares to be issued in
pursuance of Instruments made or granted pursuant to
this resolution] does not exceed 50% of the issued
share capital of the Company, of which the aggregate
number of shares to be issued other than on a pro
rata basis to shareholders of the Company [including
shares to be issued in pursuance of instruments made
or granted pursuant to this resolution] does not
exceed 20% of the issued share capital of the
Company, subject to such manner of calculation as may
 be prescribed by the Singapore Exchange Securities
Trading Limited [SGX-ST] for the purpose of
determining the aggregate number of shares that may
be issued, the percentage of issued share capital
shall be based on the issued share capital of the
Company at the time this resolution is passed, after
adjusting for: i) new shares arising from the
conversion or exercise of any convertible securities
or share options or vesting of share awards which are
 outstanding or subsisting at the time this
resolution is passed; and ii) any subsequent
consolidation or subdivision of shares, in exercising
 the authority conferred by this resolution, the
Company shall comply with the provisions of the
Listing Manual of the SGX-ST for the time being in
force [unless such compliance has been waived by the
SGX-ST) and the Bye-laws for the time being of the
Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the date

PROPOSAL #11.: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to purchase issued shares [or of such other par
value as may result from any capital sub-division
and/or consolidation of the Company] fully paid in
the capital of the Company [Ordinary Shares] not
exceeding in aggregate the Prescribed Limit [as
specified], at such price or prices as may be
determined by the Directors of the Company from time
to time up to the Maximum Price, whether by way of:
i) market purchases [each a Market Purchase] on the
Singapore Exchange Securities Trading Limited [SGX-
ST] or other stock exchange on which Ordinary Shares
may for the time being be listed and quoted and
otherwise in accordance with the Companies Act 1981
of Bermuda and all other Laws, regulations and Rules
of the SGX-ST as may for the time being be
applicable; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the date
 on which the next AGM is required to be held by
Law]; and to complete and do all such acts and things
 [including executing such documents as may be
required] as they may consider expedient or necessary
 to give effect to the transactions contemplated by

PROPOSAL #12.: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to offer and grant options in accordance with the
provisions of the Noble Group Share Option Scheme
2004 [the Scheme] and to issue from time to time such
 shares in the capital of the Company as may be
issued, pursuant to the exercise of options under the
 Scheme, provided always that the aggregate number of
 shares to be issued pursuant to the Scheme, shares
issue options granted to the Scheme of the Company,
shall not exceed 15% of the issued share capital of
the Company from time to time

PROPOSAL #13.: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to allot and issue from time to time such number of
shares as may be required to be allotted and issued
pursuant to the Noble Group Limited Scrip Dividend
Scheme [Scrip Dividend Scheme]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOBLE GROUP LTD
  TICKER:                N/A             CUSIP:     G6542T119
  MEETING DATE:          4/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the performance share plan to                        ISSUER          YES        AGAINST           AGAINST
be known as the Noble Group Performance Share Plan
[the Plan], the rules of which are as specified,
under which awards [Awards] of fully paid-up ordinary
 shares of par value HKD 0.25 each in the capital of
the Company [Shares] will be granted, in lieu of a
cash bonus otherwise payable, to selected Executive
Directors, the Non-Executive Directors and Employees
of the Company and its subsidiaries, particulars of
which are as specified; and authorize the Directors
of the Company to establish and administer the Plan;
to modify and/or alter the Plan from time to time,
provided that such modification and/or alteration is
effected in accordance with the provisions of the
Plan, and to do all such acts and to enter into all
such transactions and arrangements as may be
necessary or expedient in order to give full effect
to the Plan; and to grant Awards in accordance with
the provisions of the Plan and to allot and issue
from time to time such number of fully paid-up Shares
 as may be required to be allotted and issued
pursuant to the vesting of Awards under the Plan,
provided that the aggregate number of Shares to be
allotted and issued pursuant to the Plan on any date,
 when aggregated with the aggregate number of Shares
over which options are granted under any of the share
 option schemes of the Company, shall not exceed 15%
of the total number of issued Shares [excluding
treasury shares] from time to time

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOK CORPORATION
  TICKER:                N/A             CUSIP:     J54967104
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications, Reduce
Board Size to 15, Reduce Term of Office of Directors
to One Year

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Retirement Allowance for                              ISSUER          YES          FOR               FOR
Retiring Corporate Officers, and Payment of Accrued
Benefits associated with Abolition of Retirement
Benefit System for Current Corporate Officers

PROPOSAL #5: Amend the Compensation to be received by                      ISSUER          YES          FOR               FOR
 Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOMURA HOLDINGS, INC.
  TICKER:                N/A             CUSIP:     J59009159
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Establish Articles                        ISSUER          YES          FOR               FOR
Related to Preferred Stock (The proposed amendment
will not result in an amendment to the authorized
number of shares of the Company) , Approve Minor
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Issuance of Stock Acquisition Rights as                      ISSUER          YES          FOR               FOR
 Stock Options to Executives and Employees of
Subsidiaries of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOMURA REAL ESTATE HOLDINGS,INC.
  TICKER:                N/A             CUSIP:     J5893B104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                             ISSUER          YES          FOR               FOR
Earnings
PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOMURA RESEARCH INSTITUTE,LTD.
  TICKER:                N/A             CUSIP:     J5900F106
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NSK LTD.
  TICKER:                N/A             CUSIP:     J55505101
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.: Entrustment to the Board of Directors                        ISSUER          YES          FOR               FOR
of Decision regarding Subscription of Stock
Acquisition Rights as Stock Options

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NTN CORPORATION
  TICKER:                N/A             CUSIP:     J59353110
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NTT DATA CORPORATION
  TICKER:                N/A             CUSIP:     J59386102
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NTT DOCOMO,INC.
  TICKER:                N/A             CUSIP:     J59399105
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to:Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NTT URBAN DEVELOPMENT CORPORATION
  TICKER:                N/A             CUSIP:     J5940Z104
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the other Updated
Laws and Regulations

PROPOSAL #3.: Appoint a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NUFARM LIMITED
  TICKER:                N/A             CUSIP:     Q7007B105
  MEETING DATE:          12/4/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report of the                          ISSUER          NO           N/A               N/A
Company and the consolidated financial statements of
the Company and the Company's controlled entities and
 the reports of the Directors' and of the Auditor for
 the YE 31 JUL 2008

PROPOSAL #2.: Receive and adopt the remuneration                           ISSUER          YES          FOR               FOR
report of the Company for the YE 31 JUL 2008

PROPOSAL #3.a: Re-elect Mr. G.D.W. [Doug] Curlewis as                      ISSUER          YES          FOR               FOR
 a Director of the Company, who retires by rotation
in accordance with the Company's Constitution and ASX
 Listing Rule 14.4

PROPOSAL #3.b: Re-elect Mr. K.M. [Kerry] Hoggard as a                      ISSUER          YES          FOR               FOR
 Director of the Company, who retires by rotation in
accordance with the Company's Constitution and ASX
Listing Rule 14.4

PROPOSAL #4.: Approve the issue of 13,245,034                              ISSUER          YES          FOR               FOR
ordinary shares at an issue price of AUD 15.10 each
on 06 MAR 2008 to institutional investors as part of
an institutional equity placement, for the purpose of
 Listing Rule 7.4

PROPOSAL #5.: Approve the issue of 527,585 ordinary                        ISSUER          YES          FOR               FOR
shares at an issue price of AUD 15.1169 each on 01
OCT 2008 to the vendor shareholders of Lefroy Seeds
Pty Ltd ACN 106 510 196, First Classic Pty Ltd ACN
106 510 203 and Edgehill Investments Pty Ltd ACN 099
764 226 pursuant to the terms of the Share Sale
Agreements, for the purpose of Listing Rule 7.4

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NWS HOLDINGS LIMITED
  TICKER:                N/A             CUSIP:     G66897110
  MEETING DATE:          12/1/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
financial statements and the reports of the Directors
 and the Auditor for the YE 30 JUN 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.A.1: Re-elect Dr. Cheng Kar Shun, Henry                        ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #3.A.2: Re-elect Mr. Doo Wai Hoi, William as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #3.A.3: Re-elect Mr. Chan Kam Ling as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.A.4: Re-elect Mr. Wong Kwok Kin, Andrew                        ISSUER          YES        AGAINST           AGAINST
as a Director

PROPOSAL #3.B: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Directors remuneration

PROPOSAL #4.: Re-appoint the Auditor and authorize                         ISSUER          YES          FOR               FOR
the Board of Directors to fix their remuneration

PROPOSAL #5.1: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and deal with additional shares in
the capital of the Company or securities convertible
into shares or options, warrants, or similar rights
to subscribe for any share or convertible securities
and to make or grant offers, agreements and options,
during and after the relevant period, not exceeding
20% of the aggregate nominal amount of the share
capital of the Company otherwise than pursuant to: i)
 a rights issue [as specified]; or ii) the exercise
of subscription or conversion rights under the terms
of any warrants and securities; or iii) the exercise
of the rights under any option scheme or similar
arrangement for the time being adopted for the grant
or issue to the Directors and/or employees of the
Company and/or any of its subsidiaries of options to
subscribe for, or rights to acquire, shares of the
Company; or iv) any issue of shares as scrip
dividends or similar arrangement; [Authority expires
the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by the Bye-
laws of the Company or any applicable laws to be held]

PROPOSAL #5.2: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to repurchase its own shares on The Stock Exchange
of Hong Kong Limited [the Hong Kong Stock Exchange]
or on any other stock exchange on which the shares of
 the Company may be listed and recognized by the
Securities and Futures Commission and the Hong Kong
Stock Exchange for this purpose, subject to and in
accordance with all applicable laws and the
requirements of the Rules Governing the Listing of
Securities on the Hong Kong Stock Exchange or that of
 any other stock exchange as amended from time to
time, not exceeding 10% of the aggregate nominal
amount of the share capital of the Company;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Bye-Laws of the Company or any

PROPOSAL #5.3: Approve, conditional upon the passing                       ISSUER          YES        AGAINST           AGAINST
of the Ordinary Resolutions No. 5.1 and 5.2, to
extend the general mandate granted to the Directors
of the Company pursuant to Resolution 5.1, by the
addition to the aggregate nominal amount of the share
 capital of the Company that may be allotted pursuant
 to Resolution 5.2, provided that such amount shall
not exceed 10% of the aggregate nominal amount of the
 share capital of the Company in issue as at the date
 of passing this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OBAYASHI CORPORATION
  TICKER:                N/A             CUSIP:     J59826107
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OBIC CO.,LTD.
  TICKER:                N/A             CUSIP:     J5946V107
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Corporate Auditors

PROPOSAL #6.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ODAKYU ELECTRIC RAILWAY CO.,LTD.
  TICKER:                N/A             CUSIP:     J59568139
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Extension of Anti-Takeover                            ISSUER          YES        AGAINST           AGAINST
Defense Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OJI PAPER CO.,LTD.
  TICKER:                N/A             CUSIP:     J6031N109
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Corporate Auditors

PROPOSAL #5.: Approve Continuance of the Policy                            ISSUER          YES        AGAINST           AGAINST
Regarding Large-scale Purchases of the Company's

PROPOSAL #6.: Shareholders' Proposals: Dismissal of a                      ISSUER          YES        AGAINST             FOR
 Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OLAM INTERNATIONAL LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     Y6421B106
  MEETING DATE:          10/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Director's report                      ISSUER          YES          FOR               FOR
 and the audited accounts of the Company for the YE
30 JUN 2008 together with the Auditors' report thereon

PROPOSAL #2.: Declare a first and final dividend of                        ISSUER          YES          FOR               FOR
2.5 cents per share tax exempt (one-tier) for the YE
30 JUN 2008

PROPOSAL #3.: Re-elect Mr. Narain Girdhar Chanrai as                       ISSUER          YES          FOR               FOR
a Director of the Company, who retires pursuant to
Article 107 of the Articles of Association of the
Company

PROPOSAL #4.: Re-elect Mr. Sunny George Verghese as a                      ISSUER          YES          FOR               FOR
 Director of the Company, who retires pursuant to
Article 107 of the Articles of Association of the
Company

PROPOSAL #5.: Re-elect Mr. Michael Lim Choo San as a                       ISSUER          YES          FOR               FOR
Director of the Company, who retires pursuant to
Article 107 of the Articles of Association of the
Company

PROPOSAL #6.: Appoint Mr. Jean-Paul Pinard as a                            ISSUER          YES          FOR               FOR
Director to fill the vacancy arising from the
retirement of Mr. Peter Francis Amour

PROPOSAL #7.: Approve the payment of Directors' fees                       ISSUER          YES          FOR               FOR
of SGD 775,000.00 for the YE 30 JUN 2008

PROPOSAL #8.: Approve the payment of Directors' fees                       ISSUER          YES          FOR               FOR
of up to SGD 896,500.00 for the FYE 30 JUN 2009

PROPOSAL #9.: Re-appoint Messrs. Ernst & Young LLP as                      ISSUER          YES          FOR               FOR
 the Auditors of the Company and authorize the
Directors of the Company to fix their remuneration

PROPOSAL #10.: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, pursuant to Section 161 of the Companies
Act, Chapter 50 and Rule 806 of the Listing Manual of
 the Singapore Exchange Securities Trading Limited,
to issue shares in the Company [shares] whether by
way of rights, bonus or otherwise; and/or make or
grant offers, agreements or options [collectively,
'Instruments'] that might or would require shares to
be issued, including but not limited to the creation
and issue of [as well as adjustments to] options,
warrants, debentures or other instruments convertible
 into shares, at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may in their absolute discretion
deem fit; and [notwithstanding the authority
conferred by this Resolution may have ceased to be in
 force] issue shares in pursuance of any Instrument
made or granted by the Directors while this
Resolution was in force, provided that the aggregate
number of shares [including shares to be issued in
accordance with the terms of convertible securities
issued, made or granted pursuant to this Resolution]
to be issued pursuant to this Resolution shall not
exceed 50% of the issued shares in the capital of the
 Company at the time of the passing of this
Resolution, of which the aggregate number of shares
and convertible securities to be issued other than on
 a pro rata basis to all shareholders of the Company
shall not exceed 20% of the issued shares in the
capital of the Company; [Authority expires at the
earlier of the conclusion of the Company's next AGM
or the date by which the next AGM of the Company is
required by law to be held] or in the case of shares
to be issued in accordance with the terms of
convertible securities issued, made or granted
pursuant to this Resolution, until the issuance of
such shares in accordance with the terms of such

PROPOSAL #11.: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to offer and grant options under the Olam Employee
Share Option Scheme [''the Scheme''] and to allot and
 issue shares in the capital of the Company to all
the holders of options granted by the Company under
the Scheme, whether granted during the subsistence of
 this authority or otherwise, upon the exercise of
such options and in accordance with the terms and
conditions of the Scheme, provided always that the
aggregate number of additional ordinary shares to be
allotted and issued pursuant to the Scheme shall not
exceed 15% of the issued shares in the capital of the
 Company from time to time; [Authority expires at the
 earlier of the conclusion of the Company's next AGM
or the date by which the next AGM of the Company is
required by law to be held]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OLAM INTERNATIONAL LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     Y6421B106
  MEETING DATE:          10/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt and approve, the proposed                              ISSUER          YES        AGAINST           AGAINST
amendments to the Rules of the Olam Employee Share
Option Scheme adopted by the Company on 04 JAN 2005
[ESOS Rules] as specified; authorize the Directors to
 offer and grant options in accordance with the
provisions of the ESOS Rules amended in accordance
with this resolution [modified ESOS Rules] and to
allot and issue from time to time such number of
shares in the capital of the Company as may be
required to be issued pursuant to the exercise of
options under the modified ESOS Rules; and authorize
the Directors of the Company and/or any of them to
complete and do all such acts and things [including
executing such documents as may be required] as they
and/or he may consider necessary, expedient,
incidental to or in the interests of the Company to
give effect to the transactions contemplated and/or
authorized by this Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OLAM INTERNATIONAL LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     Y6421B106
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors or any of them                       ISSUER          YES          FOR               FOR
to: a) allot and issue an aggregate of 273,459,000
subscription shares by way of a private placement to
the Investors at an issue price of SGD 1.60 per
subscription share, pursuant to the terms and subject
 to the conditions of the Subscription Agreement [the
 Proposed Subscription]; and b) complete and do all
such acts and things, including without limitation,
to execute all such documents and to approve any
amendments, alteration or modification to any
documents as they may consider necessary, desirable
or expedient to give full effect to the Proposed
Subscription and this Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OLYMPUS CORPORATION
  TICKER:                N/A             CUSIP:     J61240107
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Reduction of Legal Capital Surplus and                       ISSUER          YES          FOR               FOR
Appropriation of Surplus

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint Accounting Auditors                                  ISSUER          YES          FOR               FOR

PROPOSAL #6.: Renewal of Countermeasures to Large-                         ISSUER          YES        AGAINST           AGAINST
Scale Acquisitions of Olympus Corporation Shares
(Takeover Defense Measures)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OMRON CORPORATION
  TICKER:                N/A             CUSIP:     J61374120
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ONESTEEL LTD
  TICKER:                N/A             CUSIP:     Q7134W113
  MEETING DATE:          11/17/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report and the                         ISSUER          NO           N/A               N/A
Directors' report for the YE 30 JUN 2008, together
with the Auditor's report to the Members of the

PROPOSAL #2.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008

PROPOSAL #3.A: Re-elect, in accordance with Rule 9 of                      ISSUER          YES          FOR               FOR
 the Company's Constitution, Mr. C.R. Galbraith as a
Director

PROPOSAL #3.B: Re-elect, in accordance with Rule 9 of                      ISSUER          YES          FOR               FOR
 the Company's Constitution, Mr. P.G. Nankervis as a
Director

PROPOSAL #3.C: Re-elect, in accordance with Rule 9 of                      ISSUER          YES          FOR               FOR
 the Company's Constitution, Mr. D.A. Pritchard as a
Director

PROPOSAL #3.D: Re-elect, in accordance with Rule 9 of                      ISSUER          YES          FOR               FOR
 the Company's Constitution, Mr. P.J. Smedley as a
Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ONO PHARMACEUTICAL CO.,LTD.
  TICKER:                N/A             CUSIP:     J61546115
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Reduce Term
of Office of Directors to One Year

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ONWARD HOLDINGS CO.,LTD.
  TICKER:                N/A             CUSIP:     J30728109
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to : Approve Minor                            ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Determination of Amounts of                                  ISSUER          YES          FOR               FOR
Remuneration for Directors by Stock Acquisition
Rights as Stock Compensation-Type Stock Options and

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ORACLE CORPORATION JAPAN
  TICKER:                N/A             CUSIP:     J6165M109
  MEETING DATE:          8/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Change Company's                           ISSUER          YES          FOR               FOR
Location to Minato-ku, Reduce Board Size to 10,
Eliminate Auditors' Board, Establish Appointing
Committee, Adopt an Executive Officer System, Specify
 Executive Officers' Board Size to 6, Adopt Reduction
 of Liability System for Executive Officers, Allow
Compensation Committee to Authorize Directors'
Compensation Scheme, Allow Board to Appoint Members
of Appointing Committe, Auditing Committee, and
Compensation Committee, etc.

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3: Allow Board to Authorize Use of Stock                         ISSUER          YES          FOR               FOR
Option Plans, and to Authorize Use of Stock Options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ORICA LTD
  TICKER:                N/A             CUSIP:     Q7160T109
  MEETING DATE:          1/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report,                                ISSUER          NO           N/A               N/A
Directors' report and Auditor's report for the YE 30

PROPOSAL #2.1: Re-elect Mr. Michael Beckett as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
Rule 58.1 of the Company's Constitution

PROPOSAL #2.2: Re-elect Mr. Peter Kirby as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
Rule 58.1 of the Company's Constitution

PROPOSAL #2.3: Re-elect Mr. Noel Meehan as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
Rule 58.1 of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 SEP 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ORIENT OVERSEAS INTL LTD
  TICKER:                N/A             CUSIP:     G67749153
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited financial statements                       ISSUER          YES          FOR               FOR
and the reports of the Directors and the Auditor for
the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.A: Re-elect Mr. Chang Tsann Rong Ernest                        ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #3.B: Re-elect Mr. Chow Philip Yiu Wah as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.C: Re-elect Mr. Cheng Wai Sun Edward as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #4.: Authorize the Board of Directors to fix                      ISSUER          YES          FOR               FOR
 the Directors' remuneration

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditor and authorize the Board of Directors to
fix their remuneration

PROPOSAL #6.A: Authorize the Directors to allot,                           ISSUER          YES        AGAINST           AGAINST
issue and otherwise deal with the shares [as
specified] or additional shares of the Company and to
 make, issue or grant offers, agreements, options or
warrants which will or might require the exercise of
such mandate either during or after the relevant
period, otherwise than pursuant to a right issue,
bonus issue, issue of scrip dividends or the exercise
 of rights of subscription or conversion under the
terms of any shares, bonds, warrants or other
securities carrying a right to subscribe for or
purchase shares of the Company issued by the Company
or a subsidiary or whose issue is authorized on or
prior to the date this resolution is passed not
exceeding 20% of the aggregate nominal amount of the
share capital of the Company in issue as at the date
of passing of this resolution

PROPOSAL #6.B: Authorize the Directors to purchase                         ISSUER          YES          FOR               FOR
the shares [as specified] during the relevant period,
 to purchase the shares, provided however that the
aggregate nominal amount of such shares, or [as the
case may be], conversion, subscription or purchase
rights attaching to the respective securities, to be
purchased shall not exceed 10% of the aggregate
nominal amount of the shares, or [as the case may be]
 conversion, subscription or purchase rights
attaching to those securities, in issue as at the
date of passing of this resolution; [Authority
expires the earlier of conclusion of the next AGM of
the Company or the expiration of the period within
which the next AGM of the Company is required by
Bermuda laws or the Bye-laws of the Company to be

PROPOSAL #6.C: Approve to extend the general mandate                       ISSUER          YES        AGAINST           AGAINST
granted to the Directors to allot Shares pursuant to
the resolution as specified in Resolution 6.A by the
addition thereto of an amount representing the
aggregate nominal amount of the share capital of the
Company purchased, or that share capital which would
fall to be subscribed or purchased pursuant to the
conversion, subscription or purchase rights attaching
 to any other securities purchased, by the Company
pursuant to the authority granted by the resolution
specified in Resolution 6.B, provided that such
amount shall not exceed 10% of the aggregate nominal
amount of the shares, or [as the case may be]
conversion, subscription or purchase rights attaching
 to those securities, in issue as at the date of
passing of this resolution

PROPOSAL #S.7: Amend the existing Bye-laws 78(2) and                       ISSUER          YES          FOR               FOR
84A of the Company as specified

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  ISSUER:                ORIENTAL LAND CO.,LTD.
  TICKER:                N/A             CUSIP:     J6174U100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ORIGIN ENERGY LTD
  TICKER:                N/A             CUSIP:     Q71610101
  MEETING DATE:          10/15/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements of the                      ISSUER          NO           N/A               N/A
 Company and the entities it controlled during the
year for the YE 30 JUN 2008 and the reports of the
Directors and the Auditors thereon

PROPOSAL #2.: Adopt the remuneration report of the                         ISSUER          YES          FOR               FOR
Company and the entities it controlled during the
year for the YE 30 JUN 2008

PROPOSAL #3.a: Re-elect Mr. Bruce G Beeren as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #3.b: Re-elect Mr. H Kevin McCann as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Approve to increase the maximum sum of                       ISSUER          YES          FOR               FOR
fees payable to the Non Executive Directors of the
Company and its unlisted subsidiaries by AUD 600,000
to AUD 2,200,000 per annum

PROPOSAL #S.5: Approve to renew the proportional                           ISSUER          YES          FOR               FOR
takeover provisions contained in Article 64 of the
constitution for a period of 3 years from the date of
 the meeting convened by this notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ORIX CORPORATION
  TICKER:                N/A             CUSIP:     J61933123
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OSAKA GAS CO.,LTD.
  TICKER:                N/A             CUSIP:     J62320114
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Allow Use of                              ISSUER          YES          FOR               FOR
Electronic Systems for Public Notifications, Approve
Minor Revisions Related to Dematerialization of
Shares and the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OSAKA TITANIUM TECHNOLOGIES CO.,LTD.
  TICKER:                N/A             CUSIP:     J7794L108
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.1: Appoint a Substitute Corporate Auditor                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Substitute Corporate Auditor                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OTSUKA CORPORATION
  TICKER:                N/A             CUSIP:     J6243L107
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OVERSEA-CHINESE BANKING CORPORATION LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     Y64248209
  MEETING DATE:          4/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Bank,                         ISSUER          YES          FOR               FOR
for the purposes of Sections 76C and 76E of the
Companies Act, Chapter 50 of Singapore [the Companies
 Act], to purchase or otherwise acquire issued
ordinary shares in the capital of the Bank [Ordinary
Shares], not exceeding in aggregate the Maximum limit
 [as specified], at such price or prices as may be
determined by the Directors from time to time up to
the maximum price [as defined] whether by way of:
market purchase[s] on the Singapore Exchange
Securities Trading Limited [SGX-ST] and/or any other
stock exchange on which the ordinary shares may for
the time being be listed and quoted [other Exchange]
and/or; off-market purchase[s] if effected otherwise
than on the SGX-ST or, or as the case may be, other
exchange] in accordance with any equal access
Scheme[s] as may be determined or formulated by the
Directors as they consider fir, which scheme[s] shall
 satisfy all the conditions prescribed by the
Companies Act; or otherwise in accordance with all
other laws and regulations and rules of the SGX-ST,
or as the case may be, other exchange as may for the
time being be applicable; in case of a market
purchase of an ordinary share, 105% of the average of
 the closing price of the ordinary share and in case
of an off-market purchase of an ordinary share
pursuant to an equal access scheme, 110% of the
average closing price of the ordinary shares; and
authorize the Directors of the bank and/or any of
them to complete and do all such acts and things
[including such documents as may be required] as they
 and/or he nay consider or expedient, or necessary to
 give effect to the transactions contemplated and/or
authorized by this resolution; [Authority expires the
 earlier of the next AGM of the Bank is held or the
date by which the next AGM of the Bank is required by

PROPOSAL #2.: Amend the OCBC Employee Share Purchase                       ISSUER          YES          FOR               FOR
Plan as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OVERSEA-CHINESE BANKING CORPORATION LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     Y64248209
  MEETING DATE:          4/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited accounts for the                         ISSUER          YES          FOR               FOR
FYE 31 DEC 2008 and the reports of the Directors and
Auditors thereon

PROPOSAL #2.A: Re-appoint Mr. Lee Seng Wee as a                            ISSUER          YES          FOR               FOR
Director, under Section 153(6) of the Companies Act,
Chapter 50, to hold office from the date of this AGM
until the next AGM

PROPOSAL #2.B: Re-appoint Mr. Patrick Yeoh Khwai Hoh                       ISSUER          YES          FOR               FOR
as a Director, under Section 153(6) of the Companies
Act, Chapter 50, to hold office from the date of this
 AGM until the next AGM

PROPOSAL #3.A: Re-elect Mr. Bobby Chin Yoke Choong as                      ISSUER          YES          FOR               FOR
 a Director, who retires by rotation

PROPOSAL #3.B: Re-elect Mr. Pramukti Surjaudaja as a                       ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.A: Re-elect Mrs. Fang Ai Lian as a                             ISSUER          YES          FOR               FOR
Director, who retires under Article 101 of the Bank's
 Articles of Association

PROPOSAL #4.B: Re-elect Mr. Colm McCarthy as a                             ISSUER          YES          FOR               FOR
Director, who retires under Article 101 of the Bank's
 Articles of Association

PROPOSAL #5.: Approve a final one-tier tax-exempt                          ISSUER          YES          FOR               FOR
dividend of 14 cents per ordinary share, in respect
of the FYE 31 DEC 2008

PROPOSAL #6.A: Approve the remuneration of the Non-                        ISSUER          YES          FOR               FOR
Executive Directors of the Bank for the FYE 31 DEC
2008 comprising the following: Directors' Fees of SGD
 1,620,000 [2007: SGD 1,697,000]

PROPOSAL #6.B: Approve the remuneration of the Non-                        ISSUER          YES          FOR               FOR
Executive Directors of the Bank for the FYE 31 DEC
2008 comprising the following: 4,800 ordianry shares
in the capital of the Bank for each Non-Executive
Director of the Bank [2007: 4,800 ordinary shares],
and for the purpose to pass the following resolution
with or without amendments as an ordinary
resolutions: authorize the Directors of the Bank,
pursuant to Article 140 of the Articles of
Association of the Bank, to allot and issue an
aggregate of 43,200 ordinary shares in the capital of
 the Bank [the remuneration shares] as bonus shares
for which no consideration is payable, to The Central
 Depository (Pte) Limited for the account of: Mr.
Bobby Chin Yoke Choong [or for the account of such
depository agent as he may direct] in respect of
4,800 remuneration shares; Mr. Giam Chin Toon [or for
 the account of such depository agent as he may
direct] in respect of 4,800 remuneration shares; Mr.
Lee Seng Wee [or for the account of such depository
agent as he may direct] in respect of 4,800
remuneration shares; Dr Lee Tih Shih [or for the
account of such depository agent as he may direct] in
 respect of 4,800 remuneration shares; Professor Neo
Boon Siong [or for the account of such depository
agent as he may direct] in respect of 4,800
remuneration shares; Dr Tsao Yuan [or for the account
 of such depository agent as she may direct] in
respect of 4,800 remuneration shares; Mr. David Wong
Cheong Fook [or for the account of such depository
agent as he may direct] in respect of 4,800
remuneration shares; Mr. Wong Nang Jang [or for the
account of such depository agent as he may direct] in
 respect of 4,800 remuneration shares; and Mr.
Patrick Yeoh Khwai Hoh [or for the account of such
depository agent as he may direct] in respect of
4,800 remuneration shares, as payment in part of
their respective Non-Executive Directors'
remuneration for the FYE 31 DEC 2008, the
remuneration shares to rank in all respects pari
passu with the existing ordinary shares; and ii)
authorize any Director of the Bank or the Secretary

PROPOSAL #7.: Appoint the Auditors and approve to fix                      ISSUER          YES          FOR               FOR
 their remuneration

PROPOSAL #8.A: Authorize the Directors of the Bank                         ISSUER          YES          FOR               FOR
to: (I) (i) issue ordinary shares in the capital of
the Bank [ordinary shares] whether by way of rights,
bonus or otherwise; and/or (ii) make or grant offers,
 agreements or options [collectively, Instruments]
that might or would require ordinary shares to be
issued, including but not limited to the creation and
 issue of [as well as adjustments to] warrants,
debentures or other instruments convertible into
ordinary shares, at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may in their absolute discretion
deem fit; and (II) [notwithstanding the authority
conferred by this Resolution may have ceased to be in
 force] issue ordinary shares in pursuance of any
Instrument made or granted by the Directors while
this Resolution was in force, provided that: (1) the
aggregate number of ordinary shares to be issued
pursuant to this Resolution and Resolution 8(b), if
passed, [including ordinary shares to be issued in
pursuance of Instruments made or granted pursuant to
this Resolution] does not exceed 50% of the total
number of issued ordinary shares in the capital of
the Bank excluding treasury shares [as calculated in
accordance with this resolution], of which the
aggregate number of ordinary shares to be issued
other than on a pro rata basis to shareholders of the
 Bank [including ordinary shares to be issued in
pursuance of Instruments made or granted pursuant to
this Resolution and/or Resolution 8(b)] does not
exceed 50% of the issued ordinary shares in the
capital of the Bank [as calculated in accordance with
 this resolution]; 2) [subject to such manner of
calculation and adjustments as may be prescribed by
the Singapore Exchange Securities Trading Limited
[SGXST]] for the purpose of determining the aggregate
 number of ordinary shares that may be issued under
this Resolution, the total number of issued ordinary
shares in the capital of the Bank excluding treasury
shares at the time this Resolution is passed, after
adjusting for: i) new ordinary shares arising from
the conversion or exercise of any convertible
securities or share options or vesting of share
awards which are outstanding or subsisting at the
time this Resolution is passed; and ii) any
subsequent bonus issue, consolidation or subdivision
of ordinary shares; 3) in exercising the authority
conferred by this Resolution, the Bank shall comply
with the provisions of the Listing Manual of the SGX-
ST for the time being in force [unless such
compliance has been waived by the SGX-ST] and the
Articles of Association for the time being of the
Bank; [Authority expires at the conclusion of the
next AGM of the Bank or the date by which the next
AGM of the Bank is required by Law to be held]

PROPOSAL #8.B: Authorize the Directors of the Bank                         ISSUER          YES          FOR               FOR
to: (I) (i) issue ordinary shares and/or; and/or (ii)
 make or grant instruments that might or would
require ordinary shares to be issued, including but
not limited to the creation and issue of [as well as
adjustments to] warrants, debentures or other
instruments convertible into ordinary shares,
otherwise than on a pro rata basis to shareholders of
 Bank, at any time and upon such terms and conditions
 and for such purposes and to such persons as the
Directors may in their absolute discretion deem fit;
and (II) [notwithstanding the authority conferred by
this Resolution may have ceased to be in force] issue
 ordinary shares in pursuance of any Instrument made
or granted by the Directors while this Resolution was
 in force, provided that: (1) the aggregate number of
 ordinary shares to be issued pursuant to this
Resolution [including ordinary shares to be issued in
 pursuance of Instruments made or granted pursuant to
 this Resolution] does not exceed 20% of the total
number of issued ordinary shares in the capital of
the Bank excluding treasury shares [as calculated in
accordance with this Resolution], of which the
aggregate number of ordinary shares to be issued
other than on a pro rata basis to shareholders of the
 Bank [including ordinary shares to be issued in
pursuance of Instruments made or granted pursuant to
this Resolution and Resolution 8(a)] does not exceed
50% of the issued ordinary shares in the capital of
the Bank [as calculated in accordance with this
resolution]; (2) [subject to such manner of
calculation and adjustments as may be prescribed by
the Singapore Exchange Securities Trading Limited
[SGXST]) for the purpose of determining the aggregate
 number of ordinary shares that may be issued under
paragraph (1) above, the total number of issued
ordinary shares in the capital of the Bank excluding
treasury shares at the time this Resolution is
passed, after adjusting for: (i) new ordinary shares
arising from the conversion or exercise of any
convertible securities or share options or vesting of
 share awards which are outstanding or subsisting at
the time this Resolution is passed; and (ii) any
subsequent bonus issue, consolidation or subdivision
of ordinary shares; (3) in exercising the authority
conferred by this Resolution, the Bank shall comply
with the provisions of the Listing Manual of the SGX-
ST for the time being in force [unless such
compliance has been waived by the SGX-ST] and the
Articles of Association for the time being of the
Bank; and [Authority expires at the conclusion the
next AGM of the Bank or the date by which the next
AGM of the Bank is required by Law to be held]

PROPOSAL #9.: Authorize the Directors of the Bank to:                      ISSUER          YES          FOR               FOR
 (I) offer and grant options in accordance with the
provisions of the OCBC Share Option Scheme 2001 [the
2001 Scheme] and/or grant rights to subscribe for
ordinary shares in accordance with the provisions of
the OCBC Employee Share Purchase Plan the Plan]; and
(II) allot and issue from time to time such number of
 ordinary shares in the capital of the Bank as may be
 required to be issued pursuant to the exercise of
options under the 2001 Scheme and/or such number of
ordinary shares in the capital of the Bank as may be
required to be issued pursuant to the exercise of
rights to subscribe for ordinary shares under the
Plan, provided that the aggregate number of new
ordinary shares to be issued pursuant to 2001 Scheme
and the Plan shall not exceed 5% of the total number
of issued ordinary shares in the capital of the Bank
from time to time

PROPOSAL #10.: Authorize the Directors of the Bank to                      ISSUER          YES          FOR               FOR
 allot and issue from time to time such number of
ordinary shares as may required to be allotted and
issued pursuant to the OCBC Limited Script Dividend
Scheme

PROPOSAL #11.: Authorize the Directors of the Bank                         ISSUER          YES          FOR               FOR
to: (i) allot and issue preference shares referred to
 in Articles 7A, 7B, 7C, 7D, 7E, 7F, 7G, 7H, 7I, 7J,
7K, 7L and 7M of the Articles of Association of the
Bank, other preference shares or non-voting shares in
 the capital of the Bank whether by way of rights,
bonus or otherwise; and/or (ii) make or grant offers,
 agreements or options that might or would require
preference shares referred to in this resolution or
non-voting shares to be issued, not being ordinary
shares to which the authority referred to in
Resolution 8(a) and 8(b) above relates, at any time
and upon such terms and conditions and for such
purposes and to such persons as the Directors may in
their absolute discretion deem fit, and
[notwithstanding the authority conferred by this
Resolution may have ceased to be in force] issue
preference shares referred to in this resolution or
non-voting shares in pursuance of any offers,
agreements or options made or granted by the
Directors while this Resolution was in force; and
[Authority expires at the conclusion of the next AGM
of the Bank or the date by which the next AGM of the
Bank is required by Law to be held]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OXIANA LTD
  TICKER:                N/A             CUSIP:     Q7186A100
  MEETING DATE:          7/18/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve to change the Company name for                      ISSUER          YES          FOR               FOR
 the purposes of Section 157 (1) of the Corporations
Act 2001 and for all other purposes, the Company
adopt 'OZ Minerals Limited' as the New name of the

PROPOSAL #2.1: Re-elect Mr. Owen Leigh Hegarty as a                        ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with Article 6.3(h)of the Company's Constitution

PROPOSAL #2.2: Re-elect Mr. Peter Mansell as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with Article 6.3 of the Company's Constitution

PROPOSAL #2.3: Re-elect Dr. Peter Cassidy  as a                            ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with Article 6.3 of the Company's Constitution

PROPOSAL #2.4: Re-elect Mr. Anthony Larkin as a                            ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with Article 6.3 of the Company's Constitution

PROPOSAL #2.5: Re-elect Mr. Richard Knight as a                            ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with Article 6.3 of the Company's Constitution

PROPOSAL #2.6: Re-elect Mr. Dean Pritchard as a                            ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with Article 6.3 of the Company's Constitution

PROPOSAL #3.: Approve to increase the Directors' fee                       ISSUER          YES          FOR               FOR
limit from the maximum total amount of Directors' fee
 payable by the Company to Non-Executive Directors by
 AUD 1,500,000 per annum to a maximum of AUD
2,700,000 per annum with effect from 20 JUN 2008

PROPOSAL #4.: Approve, for the purposes of Section                         ISSUER          YES        AGAINST           AGAINST
200E of the Corporations Act 2001 and for all other
purposes the Company benefits payable to Mr. Owen
Hegarty in connection with his retirement as Managing
 Director and CEO as described in the Explanatory
Memorandum accompanying the notice convening this
meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OZ MINERALS LTD
  TICKER:                N/A             CUSIP:     Q7161P106
  MEETING DATE:          6/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company, for all                               ISSUER          YES          FOR               FOR
purposes, including ASX Listing Rule 11.2, to sale
the following assets to China Mine metals Non-Ferrous
 Metals Co., Ltd or a wholly owned subsidiary on the
terms as specified; [a] the Company's interest in the
 Sepon copper/gold mine in Laos; [b] Golden Grove
zinc/copper/lead mine in Western Australia; [c]
Century zinc mine in Queensland; [d] Rosebery
zinc/lead/silver mine in Western Australia; [e]
Avebury nickel mine in Tasmania; [f] Dugald River
zinc project in Queensland; [g] High Lake zinc
project in Canada; [h] Izok Lake zinc project in
Canada and; [i] All other exploration and development
 assets [other than the Prominent Hill gold/copper
mine, Martabe gold project and certain exploration
assets in Cambodia and Thailand as specified]

PROPOSAL #2.: Receive the financial report of the                          ISSUER          YES          FOR               FOR
Company for the YE 31 DEC 2008 together with the
Directors' report, the Directors' declaration and the
 Auditor's report as specified

PROPOSAL #3.1: Elect Mr. Michael Eager as a Director                       ISSUER          YES        AGAINST           AGAINST
of the Company, who retires in accordance with
Article 6.3 of the Company's Constitution

PROPOSAL #3.2: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDERS' PROPOSAL: Re-elect Mr. Stephen Mayne as
 a Director of the Company

PROPOSAL #4.: Adopt the Company's remuneration report                      ISSUER          YES        AGAINST           AGAINST
 for the YE 31 DEC 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PACIFIC BASIN SHIPPING LTD
  TICKER:                N/A             CUSIP:     G68437139
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial                      ISSUER          YES          FOR               FOR
 statements and the reports of the Directors and
auditors for the YE 31 DEC 2008

PROPOSAL #2.1: Re-elect Mr. Klaus Nyborg as an                             ISSUER          YES        AGAINST           AGAINST
Executive Director

PROPOSAL #2.2: Re-elect Mr. Jan Rindbo as an                               ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #2.3: Re-elect Mr. Daniel R. Bradshaw as a                        ISSUER          YES          FOR               FOR
Non-executive Director

PROPOSAL #2.4: Re-elect Mr. Robert C. Nicholson as an                      ISSUER          YES          FOR               FOR
 Independent Non-executive Director

PROPOSAL #2.5: Authorize the Board to fix the                              ISSUER          YES          FOR               FOR
remuneration of the Directors

PROPOSAL #3.: Re-appoint Messrs.                                           ISSUER          YES          FOR               FOR
PricewaterhouseCoopers, Certified Public Accountants,
 as the Auditors of the Company and authorize the
Board of Directors of the Company to fix their

PROPOSAL #4.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to allot, issue or otherwise deal with new shares of
USD 0.10 each in the capital of the Company [the
Shares] or securities convertible into Shares or
options, warrants or similar rights to subscribe for
any Shares and to make or grant offers, agreements,
options and warrants which would or might require the
 exercise of such powers, during and after the
relevant period not exceeding 10% of the aggregate
nominal amount of the issued share capital of the
Company, provided that any Shares to be allotted and
issued pursuant to the approval of this resolution
shall not be issued at a discount of more than 10% to
 the Benchmarked Price of the Shares, otherwise than
pursuant to a Rights Issue [as specified], the
exercise of the subscription or conversion rights
attaching to any warrants issued by the Company or
the exercise of options granted under the Long Term
Incentive Scheme of the Company or any scrip dividend
 providing for the allotment of Shares in lieu of the
 whole or part of a dividend on Shares; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM of the Company is required
by the Companies Act 1981 of Bermuda or the Company's
 Bye-Laws to be held]

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 to purchase or repurchase shares of USD 0.10 each in
 the capital of the Company [the Shares] on The Stock
 Exchange of Hong Kong Limited [the Stock Exchange]
or any other stock exchange on which the Shares may
be listed and recognized by the Securities and
Futures Commission of Hong Kong and Stock Exchange on
 share repurchases for such purposes, subject to and
in accordance with all applicable laws and
regulations, at such price as the Directors may at
their discretion determine in accordance with all
applicable laws and regulations, not exceeding 10% of
 the aggregate nominal amount of the issued share
capital of the Company; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by the
Companies Act 1981 of Bermuda or the Company's Bye-

PROPOSAL #6.: Approve that the aggregate nominal                           ISSUER          YES          FOR               FOR
amount of share capital allotted or agreed
conditionally or unconditionally to be allotted by
the Directors of the Company pursuant to paragraph
[b] of the ordinary resolution passed by Shareholders
 at a SGM of the Company held on 08 JUN 2005 to
satisfy Share Awards, shall during the relevant
period not exceed 2% of the aggregate nominal amount
of the share capital of the Company in issue as at
the beginning of each such FY [being 34,946,202
shares as at 01 JAN 2009]; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by the
Companies Act 1981 of Bermuda or the Company's Bye-

PROPOSAL #S.7: Amend the Bye-laws of the Company, by                       ISSUER          YES          FOR               FOR
deleting the existing Bye-law 127[1] in its entirety
and replacing it with the following new Bye-law
127[1]: as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PALADIN ENERGY LTD, SUBIACO WA
  TICKER:                N/A             CUSIP:     Q7264T104
  MEETING DATE:          11/26/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008

PROPOSAL #2.: Re-elect Mr. Sean Reveille Llewelyn as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.: Approve, for the purposes of Listing                         ISSUER          YES          FOR               FOR
Rule 10.17 and for all other purposes, to increase
the maximum aggregate Directors' fees payable to the
Non-Executive Directors from AUD 900,000 per annum to
 AUD 1.2 million per annum

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PANASONIC CORPORATION
  TICKER:                N/A             CUSIP:     J6354Y104
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Allow Use of                              ISSUER          YES          FOR               FOR
Electronic Systems for Public Notifications, Approve
Minor Revisions Related to Dematerialization of
Shares and the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PANASONIC ELECTRIC WORKS CO.,LTD.
  TICKER:                N/A             CUSIP:     J6355K103
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PARKWAY HLDGS LTD
  TICKER:                N/A             CUSIP:     V71793109
  MEETING DATE:          4/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and, if approved, to adopt the                       ISSUER          YES          FOR               FOR
Director's report and audited accounts for the YE 31
DEC 2008 and the Auditor's report thereon

PROPOSAL #2.: Re-elect Mr. Ganendran Sarvananthan as                       ISSUER          YES          FOR               FOR
a Director of the Company, who retires pursuant to
Article 83 of the Articles of Association of the
Company

PROPOSAL #3.A: Re-elect Mr. Alain Ahkong Chuen Fah as                      ISSUER          YES          FOR               FOR
 a Director of the Company, who retires pursuant to
Article 97 of the Articles of Association of the
Company

PROPOSAL #3.B: Re-elect Mr. Ashish Jaiprakash Shastry                      ISSUER          YES        AGAINST           AGAINST
 as a Director of the Company, who retires pursuant
to Article 97 of the Articles of Association of the
Company

PROPOSAL #3.C: Re-elect Mr. Ho Kian Guan as a                              ISSUER          YES          FOR               FOR
Director of the Company, who retires pursuant to
Article 97 of the Articles of Association of the

PROPOSAL #4.: Re-appoint Messrs. KPMG LLP as the                           ISSUER          YES          FOR               FOR
Auditors and authorize the Directors to fix their
remuneration

PROPOSAL #5.A: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company, subject to Section 161 of the Companies
Act, Chapter 50 of Singapore, the Articles of
Association of the Company, the approval of the
relevant Stock Exchange and/or other governmental or
regulatory bodies where such approval is necessary
and compliance with the provision of the Listing
Manual of Singapore Exchange Securities Trading
Limited [the SGX-ST] [including any supplemental
measure thereto from time to time]; a) to allot and
issue shares in the Company [the Share] whether by
way of rights, bonus or otherwise; and/or make or
grant offers, agreements or options [collectively the
 instruments] that might or would required shares to
be issued , including but not limited to the creation
 and issue of warrants, debentures or other
instruments convertible into shares at any time to
such person, upon such terms and condition and for
such purposes as the Directors may be deem fit; and
b) [notwithstanding that the authority conferred by
this resolution may have ceased to be in force] to
issue additional instruments as adjustments in
accordance with the terms and conditions of the
instruments made or granted by the Directors while
this resolution was in force; and to issue shares in
pursuance of any instruments made or granted by the
Directors while this resolution was in force or such
additional instruments above, provided always that:
i) [except in respect of a pro rate renounce able
rights issue], the aggregate number of shares to be
issued pursuant to this resolution [including shares
to be issued in pursuance of instruments made or
granted pursuant to this resolution] does not exceed
50% of the total issued shares excluding treasury
shares at the time of the passing of this resolution
[as calculated in accordance with subparagraph below
], of which the aggregate number of shares issued
other than on a pro rata basis to existing
shareholders [including shares to be issued in
pursuance of instruments made or granted pursuant to
this resolution] does not exceed 20% of the Company's
 total issued shares excluding treasury shares [as
calculated in accordance with subparagraph below];
ii) [subject to such manner of calculation as
prescribed by the SGX-ST] for the purpose of
determining the aggregate number of shares that may
be issued under sub-paragraph (i), the percentage of
the issued share is based on the Company's total
issued share excluding treasury shares at the time of
 passing of this resolution after adjusting for: i)
new shares arising from the conversion or exercise of
 convertible securities; ii) new shares arising from
the exercise of share options or vesting of share
awards outstanding or subsisting at the time of the
passing of this resolution, provided the options or
awards were granted in compliance with Part VIII of
Chapter 8 of the SGX-ST Listing Manual; and iii) any
subsequent bound issue, consolidation or subdivision
of shares; and [Authority expires the earlier of the
conclusion of the next AGM of the Company or the date

PROPOSAL #5.B: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company to issue and allot from time to time such
 number of shares as may be required to be issued
pursuant to the exercise of options granted while the
 authority conferred by this resolution is in force,
under the Parkway Share Option Scheme 2001 [Parkway
Scheme 2001] and/or the vesting of awards granted
while the authority conferred by this resolution is
in force, under the Parkway Performance Share Plan
[Share Plan] [notwithstanding that the authority
conferred by this resolution may have ceased to be in
 force] provided always that the aggregate number of
shares to be issued and allotted pursuant to the
Parkway Scheme 2001 and the Share Plan does not
exceed 15% of the total number of issued ordinary
shares of the Company from time to time

PROPOSAL #5.C: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, for the purposes of Sections 76C and 76E of
the Companies Act, Chapter 50 of Singapore [the Act],
 to purchase or otherwise acquire issued ordinary
shares of the Company [the Shares] not exceeding in
aggregate prescribed limit [10% of the total number
of issued ordinary shares of the Company as at the
date of the passing of this resolution], at such
price or prices as may be determined by the Directors
 from time to time up to the maximum price [not
exceeding: in the case of an on-market share
purchase, 105% of the average closing price; and in
the case of an off-market share purchase, 120% of the
 average closing price], whether by way of: i) on-
market purchases [each an On-Market Share Purchase]
on the SGX-ST; and/or ii) off-market purchases [each
an Off-Market Share Purchase] effected in accordance
with any equal access scheme[s] as may be determined
or formulated by the Directors as they may consider
fit, which scheme[s] shall satisfy all the conditions
 prescribed by the Act; and otherwise approve in
accordance with all other laws and regulations and
rules of the SGX-ST as may for the time being be
applicable [the Share Purchase]; and [Authority
expires the earlier of the date on which the next AGM
 of the Company is held or the date by which the next
 AGM of the Company is required by law to be held or
the date on which the purchase of Shares by the
Company pursuant to the Share Purchase Mandate is
carried out to the full extent mandated]; to complete
 and do all such acts and things as they and/or he
may consider necessary, desirable, expedient,
incidental or in the interests of the Company to give
 effect to the transactions contemplated and/or

PROPOSAL #6.: Transact any business                                        ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PARKWAY HLDGS LTD
  TICKER:                N/A             CUSIP:     V71793109
  MEETING DATE:          4/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, for the purposes of Chapter 9                       ISSUER          YES          FOR               FOR
of the Listing Manual for the Company, its
subsidiaries and associated Companies, or any of
them, to enter into any of the transactions falling
within the types of Interested Person Transactions as
 specified with the interested person, provided that
such transactions are made on normal commercial terms
 and in accordance with the review procedures for
Interested Person Transactions as specified [the IPT
Mandate]; the IPT Mandate [Authority expire at the
conclusion of next AHM of the Company is held or is
required by law to be held]; and authorize the
Directors to take such steps, approve all matters and
 enter into all such transactions, arrangements and
agreements and execute all such documents and notices
 as may be necessary or expedient for the purposes of
 giving effect to the IPT Mandate as such Directors
or any of them may deem fir or expedient or to give
effect to this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PCCW LTD
  TICKER:                N/A             CUSIP:     Y6802P120
  MEETING DATE:          12/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve, the proposed scheme of                             ISSUER          YES        AGAINST           AGAINST
arrangement [the Scheme] between PCCW and the holders
 of the Scheme Shares [as specified in the Scheme] in
 the form of the print thereof, which has been
produced to this meeting and as specified, or in such
 other form and on such terms and conditions as may
be approved by the High Court of the Hong Kong
Special Administrative Region, for the purposes of
giving effect to the Scheme, on the Effective Date
[as specified in the Scheme]: (i) the authorized and
issued share capital of PCCW shall be reduced by
canceling and extinguishing the Scheme Shares; (ii)
subject to and forthwith upon the said reduction of
share capital taking effect, the authorized share
capital of PCCW shall be increased to its former
amount by the creation of such number of new Shares
[as specified in the Scheme] as is equal to the
number of Scheme Shares cancelled; and PCCW shall
apply the credit arising in its books of account as a
 result of the said reduction of capital in paying up
 the new Shares referred to in paragraph, above in
full at par and those new Shares shall be allotted
and issued, credited as fully paid, as to: (1) 74.27%
 of the aggregate number of new Shares referred to in
 this resolution, to Starvest [as specified in the
Scheme] and (2) 25.73% of the aggregate number of new
 Shares referred to in this resolution, to Netcom BVI
 [and/or CNC, as Netcom BVI shall in its absolute
discretion direct] [each as specified in the Scheme];
 and any entitlements to fractions of new Shares
which may result from that calculation shall be
allocated and dealt with as between Starvest and
Netcom BVI as may be agreed between Starvest and
Netcom BVI; authorize the Directors of PCCW to make
application to The Stock Exchange of Hong Kong
Limited [hereinafter called the Stock Exchange] for
the withdrawal of the listing of PCCW's shares on the
 Stock Exchange, subject to the Scheme taking effect;
 and to do all other acts and things as considered by
 them to be necessary or desirable in connection with
 the implementation of the Scheme, including [without
 limitation] the giving of consent to any
modifications of, or additions to, the Scheme, which
the High Court of the Hong Kong Special
Administrative Region may see fit to impose and to do
 all other acts and things as considered by them to
be necessary or desirable in connection with the
implementation of the Scheme and in relation to the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PCCW LTD
  TICKER:                N/A             CUSIP:     Y6802P120
  MEETING DATE:          12/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, with or without modification,                       ISSUER          YES        AGAINST           AGAINST
a Scheme of Arrangement proposed to be made between
PCCW Limited ['PCCW'] and the holders of the Scheme
Shares [the 'Scheme']

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PCCW LTD
  TICKER:                N/A             CUSIP:     Y6802P120
  MEETING DATE:          2/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, with or without modification,                       ISSUER          YES          FOR               FOR
a Scheme of Arrangement proposed to be made between
PCCW Limited ['PCCW'] and the holders of the Scheme
Shares [the 'Scheme']

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PCCW LTD
  TICKER:                N/A             CUSIP:     Y6802P120
  MEETING DATE:          2/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve, the proposed Scheme of                             ISSUER          YES          FOR               FOR
Arrangement [the Scheme] between PCCW and the holders
 of the Scheme Shares [as specified in the Scheme] in
 the form of the print thereof, or in such other form
 and on such terms and conditions as may be approved
by the High Court of the Hong Kong Special
Administrative Region; for the purposes of giving
effect to the Scheme, on the Effective Date [as
specified in the Scheme]: the authorized and issued
share capital of PCCW shall be reduced by cancelling
and extinguishing the Scheme Shares; subject to and
forthwith upon the said reduction of share capital
taking effect, to increase the authorized share
capital of PCCW to its former amount by the creation
of such number of new Shares [as specified in the
Scheme] as is equal to the number of Scheme Shares
cancelled; and PCCW shall apply the credit arising in
 its books of account as a result of the said
reduction of capital in paying up the new Shares
referred to in this resolution in full at par and
those new Shares shall be allotted and issued,
credited as fully paid, as to: 74.27% of the
aggregate number of new Shares referred to in this
resolution, to Starvest [as specified in the Scheme];
 and 25.73% of the aggregate number of new Shares
referred to in resolution, to Netcom BVI [and/or
Unicom, as Netcom BVI shall in its absolute
discretion direct] [each as specified in the Scheme];
 and any entitlements to fractions of new Shares
which may result from that calculation shall be
allocated and dealt with as between Starvest and
Netcom BVI as may be agreed between Starvest and
Netcom BVI; authorize the Directors of PCCW to make
application to The Stock Exchange of Hong Kong
Limited [hereinafter called the Stock Exchange] for
the withdrawal of the listing of PCCW's shares on the
 Stock Exchange, subject to the Scheme taking effect;
 and to do all other acts and things as considered by
 them to be necessary or desirable in connection with
 the implementation of the Scheme, including [without
 limitation] the giving of consent to any
modifications of, or additions to, the Scheme, which
the High Court of the Hong Kong Special
Administrative Region may see fit to impose and to do
 all other acts and things as considered by them to
be necessary or desirable in connection with the
implementation of the Scheme and in relation to the
Improved Proposal [as specified in the document of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PCCW LTD
  TICKER:                N/A             CUSIP:     Y6802P120
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial                      ISSUER          YES          FOR               FOR
 statements of the Company and the reports of the
Directors and the Independent Auditors for the YE 31
DEC 2008

PROPOSAL #2.a: Re-elect Mr. Chung Cho Yee, Mico as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.b: Re-elect Mr. Lee Chi Hong, Robert as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #2.c: Re-elect Sir David Ford as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.d: Re-elect Mr. Lu Yimin as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #2.e: Re-elect Sir Roger Lobo as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.f: Authorize the Directors to fix the                          ISSUER          YES          FOR               FOR
remuneration of the Directors

PROPOSAL #3.: Re-appoint Messrs.                                           ISSUER          YES          FOR               FOR
PricewaterhouseCoopers as the Auditor and authorize
the Directors to fix their remuneration

PROPOSAL #4.: Authorize the Directors to allot, issue                      ISSUER          YES        AGAINST           AGAINST
 and deal with additional shares in the capital of
the Company and to allot, issue or grant securities
convertible into such shares, options, warrants or
similar rights to subscribe for any shares in the
Company or such convertible securities and to make or
 grant offers, agreements and options during and
after the end of the relevant period, not exceeding
20% of the aggregate nominal amount of the share
capital of the Company otherwise than pursuant to: i)
 a rights issue [as specified]; ii) the exercise of
rights of subscription or conversion under the terms
of any warrants issued by the Company or any
securities which are convertible into shares of the
Company; iii) the exercise of the subscription rights
 under any Option Scheme or similar arrangement for
the time being adopted for the grant or issue to
officers and/or employees of the Company and/or any
of its subsidiaries of shares or rights to acquire
shares of the Company; or iv) any scrip dividend or
similar arrangement providing for the allotment of
shares in lieu of the whole or part of a dividend on
shares of the Company in accordance with the Articles
 of Association of the Company; [Authority expires
the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by any
applicable law or the Articles of Association of the
Company to be held]

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to repurchase on The Stock Exchange of Hong Kong
Limited [the Stock Exchange], or any other Stock
Exchange on which the securities of the Company or
may be listed and recognized by the Securities and
Futures Commission of Hong Kong and the Stock
Exchange for such purposes, shares in the Company
including any form of depositary receipt representing
 the right to receive such shares issued by the
Company and subject to and in accordance with all
applicable laws and requirements of the Rules
Governing the Listing of Securities on the Stock
Exchange or of any other stock exchange as amended
from time to time, not exceeding 10% of the aggregate
 nominal amount of the share capital of the Company
in issue as at the date of passing of this
resolution; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by any applicable law or the
 Articles of Association of the Company to be held]

PROPOSAL #6.: Approve, subject to the passing of                           ISSUER          YES        AGAINST           AGAINST
Resolution 5, the aggregate nominal amount of the
share capital of the Company that may be allotted,
issued and dealt with or agreed conditionally or
unconditionally to be allotted by the Directors
pursuant to and in accordance with the mandate
granted under Resolution 4 be increased and extended
by the addition of the aggregate nominal amount of
the share capital of the Company which may be
repurchased by the Company pursuant to and in
accordance with the mandate granted under Resolution
5, provided that such amount shall not exceed 10% of
the aggregate nominal amount of the issued share
capital of the Company at the date of passing this

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PERPETUAL LTD, SYDNEY NSW
  TICKER:                N/A             CUSIP:     Q9239H108
  MEETING DATE:          10/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect Ms. Meredith Brooks as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect Mr. Peter Scott as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Elect Mr. Philip Twyman as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect Mr. Alexander Stevens as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #5.: Approve the remuneration report for the                      ISSUER          YES          FOR               FOR
 FYE 30 JUN 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PROMISE CO.,LTD.
  TICKER:                N/A             CUSIP:     J64083108
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.: Appoint a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve Retirement Allowance for                             ISSUER          YES        AGAINST           AGAINST
Retiring Directors and Retiring Corporate Auditors,
and Payment of Accrued Benefits associated with
Abolition of Retirement Benefit System for Current
Corporate Officers

PROPOSAL #7.: Determination of Amount and Content of                       ISSUER          YES        AGAINST           AGAINST
Stock Compensation-Type Stock Options for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                QANTAS AIRWAYS LTD
  TICKER:                N/A             CUSIP:     Q77974105
  MEETING DATE:          11/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                            ISSUER          NO           N/A               N/A
Directors' report and the Independent Audit report of
 Qantas Airways Limited for the FYE 30 JUN 2008

PROPOSAL #2.1: Elect Mr. Alan Joyce as an Executive                        ISSUER          YES          FOR               FOR
Director of Qantas Airways Limited, pursuant to
Clause 6.5(a) of the Constitution, who retires in
accordance with the Constitution

PROPOSAL #2.2: Elect Mr. Colin Storrie as an                               ISSUER          YES          FOR               FOR
Executive Director of Qantas Airways Limited,
pursuant to Clause 6.5(a) of the Constitution, who
retires in accordance with the Constitution

PROPOSAL #2.3: Elect Mr. Richard Goodmanson as a Non-                      ISSUER          YES          FOR               FOR
executive Director of Qantas Airways Limited,
pursuant to Clause 6.5(a) of the Constitution, who
retires in accordance with the Constitution

PROPOSAL #2.4: Elect Mr. Paul Rayner as a Non-                             ISSUER          YES          FOR               FOR
executive Director of Qantas Airways Limited,
pursuant to Clause 6.5(a) of the Constitution, who
retires in accordance with the Constitution

PROPOSAL #2.5: Elect Mr. Barbara Ward as a Non-                            ISSUER          YES        AGAINST           AGAINST
executive Director of Qantas Airways Limited,
pursuant to Clause 6.5(a) of the Constitution, who
retires in accordance with the Constitution

PROPOSAL #2.6: Re-elect Mr. Patricia Cross as a Non-                       ISSUER          YES          FOR               FOR
executive Director of Qantas Airways Limited, who
retires in accordance with the Constitution

PROPOSAL #2.7: Re-elect Mr. John Schubert as a Non-                        ISSUER          YES          FOR               FOR
executive Director of Qantas Airways Limited, who
retires in accordance with the Constitution

PROPOSAL #3.1: Approve to participate Mr. Alan Joyce,                      ISSUER          YES          FOR               FOR
 the Chief Executive Officer Designate, in the Qantas
 Deferred Share Plan as is contemplated as specified

PROPOSAL #3.2: Approve to participate Mr. Colin                            ISSUER          YES          FOR               FOR
Storrie, the Chief Financial Officer, in the Qantas
Deferred Share Plan as is contemplated as specified

PROPOSAL #4.: Adopt the remuneration report for the                        ISSUER          YES        AGAINST           AGAINST
YE 30 JUN 2008 [as specified in the Directors' report]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                QBE INSURANCE GROUP LTD
  TICKER:                N/A             CUSIP:     Q78063114
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial reports and the                        ISSUER          NO           N/A               N/A
reports of the Directors and the Auditors of the
Company for the YE 31 DEC 2008

PROPOSAL #2.: Adopt the remuneration report of the                         ISSUER          YES        AGAINST           AGAINST
Company for the FYE 31 DEC 2008

PROPOSAL #3.: Ratify the Company, for the purposes of                      ISSUER          YES          FOR               FOR
 ASX Listing Rule 7.4 and for all other purposes, the
 Company ratify the allotment and issue of 97,560,976
 shares [at an issue price of AUD 20.50 per share] on
 04 DEC 2008 to institutional investors

PROPOSAL #S.4: Approve to renews proportional                              ISSUER          YES          FOR               FOR
takeover approval provisions in the form as specefied
 in Clauses 117 to 119 of the Company's constitution,
 for the purposes of Section 648G of the Corporations

PROPOSAL #5.A: Re-elect Mr. E.J. Cloney as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires by rotation in
accordance with Clause 76 of the Company's

PROPOSAL #5.B: Re-elect Ms. I.F. Hudson as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires by rotation in
accordance with Clause 76 of the Company's

PROPOSAL #5.C: Re-elect Ms. B.J. Hutchinson as a                           ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
accordance with Clause 76 of the Company's

PROPOSAL #5.D: Re-elect Ms. I.Y.L. Lee as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires by rotation in accordance
 with Clause 76 of the Company's constitution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RAKUTEN,INC.
  TICKER:                N/A             CUSIP:     J64264104
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to the Updated Laws and Regulaions

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4: Allow Board to Authorize Use of Stock                         ISSUER          YES          FOR               FOR
Option Plans, Authorize Use of Stock Options. and
Authorize Use of Compensation-based Stock Options for
 Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RESONA HOLDINGS, INC.
  TICKER:                N/A             CUSIP:     J6448E106
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to:  Reduce Authorized                        ISSUER          YES          FOR               FOR
Capital to 8,211,780,800 shs. due to the retirement
of Class Otsu Preferred Shares and Class Bo Preferred
 Shares, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations, Allow Board to Make Rules
Governing Exercise of Shareholders' Rights

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RICOH COMPANY,LTD.
  TICKER:                N/A             CUSIP:     J64683105
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RIO TINTO LTD
  TICKER:                N/A             CUSIP:     Q81437107
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's financial reports                      ISSUER          YES          FOR               FOR
 and the reports of the Directors and Auditors for
the YE 31 DEC 2008

PROPOSAL #2.: Approve the remuneration report for the                      ISSUER          YES          FOR               FOR
 YE 31 DEC 2008 as specified

PROPOSAL #3.: Elect Mr. Jan Du Plessis as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Sir David Clementi as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #5.: Re-elect Sir Rod Eddington as a Director                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6.: Re-elect Mr. Andrew Gould as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Mr. David Mayhew as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors of Rio Tinto Plc to hold office until
 the conclusion of the next AGM at which accounts are
 laid before Rio Tinto Plc and authorize the Audit
Committee to determine the Auditors' remuneration

PROPOSAL #S.9: Amend the Rules 89 to 91 [inclusive]                        ISSUER          YES          FOR               FOR
of the Constitution of Rio Tinto Limited as
specified; and the Articles 75 to 78 of the Articles
of Association of Rio Tinto Plc as specified

PROPOSAL #S.10: Approve the buybacks by Rio Tinto                          ISSUER          YES          FOR               FOR
Limited of ordinary shares from Tinto Holdings
Australia Pty Limited ['THA'] in the period following
 this approval until [and including] the date of the
Rio Tinto Limited 2010 AGM or 19 APR 2010 [whichever
is later] upon the terms and subject to the
conditions as specified in the draft buyback
agreement between Rio Tinto Limited and THA [entitled
 '2009 RTL-THA Agreement'], as specified

PROPOSAL #S.11.: Amend, subject to the consent in                          ISSUER          YES          FOR               FOR
writing of the holder of the special voting share;
that with effect from the close of the AGM of Rio
Tinto Limited held in 2009; the constitution of Rio
Tinto Limited as specified; the Articles of the
Association of Rio Tinto Plc as specified, be adopted
 as the Articles of Association of Rio Tinto Plc in
substitution for, and to the exclusion of, the
existing Articles of Association; and that with
effect from 00.01 am GMT on 01 OCT 2009; the
constitution of Rio Tinto Limited as specified; the
Articles of Association of Rio Tinto Plc by deleting
all of the provisions of Rio Tinto Plc's Memorandum
of Association which, by virtue of Section 28 of the
UK Companies Act 2006, are to treated as part of Rio
Tinto plc's Articles of Association; the Articles of
Association of Rio Tinto Plc by deleting all
provisions referred to in Paragraph 42 of Schedule 2
of the UK Companies Act 2006 [Commencement No 8,
Transitional Provision and Savings] Order 2008
[Statutory Instrument 2008 No 2860]; and the Articles
 of Association of Rio Tinto Plc as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ROHM COMPANY LIMITED
  TICKER:                N/A             CUSIP:     J65328122
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Shareholders' Proposals: Share Buybacks                      ISSUER          YES        AGAINST             FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SANKYO CO.,LTD.
  TICKER:                N/A             CUSIP:     J67844100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SANTEN PHARMACEUTICAL CO.,LTD.
  TICKER:                N/A             CUSIP:     J68467109
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

PROPOSAL #5.: Approve Issuance of Share Acquisition                        ISSUER          YES          FOR               FOR
Rights as Stock Options for the Directors

PROPOSAL #6.: Approve Issuance of Share Acquisition                        ISSUER          YES          FOR               FOR
Rights as Stock Options for the Corporate Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SANTOS LTD, ADELAIDE SA
  TICKER:                N/A             CUSIP:     Q82869118
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report for the YE                      ISSUER          NO           N/A               N/A
 31 DEC 2008 and the reports of the Directors and the
 Auditor

PROPOSAL #2.A: Re-elect Mr. Kenneth Charles Borda as                       ISSUER          YES          FOR               FOR
a Director, retires by rotation in accordance with
Rule 34[c] of the Company's Constitution

PROPOSAL #2.B: Re-elect Mr. Roy Alexander Franklin as                      ISSUER          YES          FOR               FOR
 a Director, retires by rotation in accordance with
Rule 34[c] of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 31 DEC 2008

PROPOSAL #S.4: Amend the Constitution of Santos                            ISSUER          YES          FOR               FOR
Limited by deleting the whole of the existing Rule 70
 and replacing it with a new Rule 70 in the terms as
specified in schedule 1 to the 2009 notice of AGM

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SANYO ELECTRIC CO.,LTD.
  TICKER:                N/A             CUSIP:     J68897107
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Substitute Corporate Auditor                      ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Substitute Corporate Auditor                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAPPORO HOKUYO HOLDINGS,INC.
  TICKER:                N/A             CUSIP:     J69489102
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations,  Allow Board
to Make Rules Governing Exercise of Shareholders'
Rights

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors and Retiring
Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAPPORO HOLDINGS LIMITED
  TICKER:                N/A             CUSIP:     J69413128
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Policy regarding Large-scale                         ISSUER          YES        AGAINST           AGAINST
Purchases of Company Shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SBI HOLDINGS,INC.
  TICKER:                N/A             CUSIP:     J6991H100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Allow Use of                              ISSUER          YES          FOR               FOR
Electronic Systems for Public Notifications, Approve
Minor Revisions Related to Dematerialization of
Shares and the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SECOM CO.,LTD.
  TICKER:                N/A             CUSIP:     J69972107
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEGA SAMMY HOLDINGS INC.
  TICKER:                N/A             CUSIP:     J7028D104
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Approve Retirement Allowance for                             ISSUER          YES          FOR               FOR
Retiring Corporate Auditors, and Payment of Accrued
Benefits associated with Abolition of Retirement
Benefit System for Current Corporate Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEIKO EPSON CORPORATION
  TICKER:                N/A             CUSIP:     J7030F105
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEKISUI CHEMICAL CO.,LTD.
  TICKER:                N/A             CUSIP:     J70703137
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Issuance of Share Acquisition                        ISSUER          YES          FOR               FOR
Rights as Stock Options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEKISUI HOUSE,LTD.
  TICKER:                N/A             CUSIP:     J70746136
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEMBCORP INDS LTD
  TICKER:                N/A             CUSIP:     Y79711159
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors report                       ISSUER          YES          FOR               FOR
and audited accounts for the YE 31 DEC 2008 and the
Auditors report thereon

PROPOSAL #2.: Declare a final ordinary tax exempt 1-                       ISSUER          YES          FOR               FOR
tier dividend of 11 cents per ordinary share for the
YE 31 DEC 2008

PROPOSAL #3.: Re-elect Mr. Peter Seah Lim Huat as a                        ISSUER          YES          FOR               FOR
Director, who will retire by rotation pursuant to
Article 93 of the Company's Articles of Association

PROPOSAL #4.: Re-elect Mr. Lee Suet Fern as                                ISSUER          YES          FOR               FOR
[Independent member of Audit Committee] as a
Director, who will retire by rotation pursuant to
Article 93 of the Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Bobby Chin Yoke Choong                          ISSUER          YES          FOR               FOR
[Independent member of Audit Committee], as a
Director retiring pursuant to Article 99 of the
Companys' Articles of Association

PROPOSAL #6.: Re-appoint Mr. Richard Hale, OBE                             ISSUER          YES          FOR               FOR
[Independent Chairman of Audit Committee], as a
Director retiring under section 153(6) of the
Companies Act, Chapter 50, to hold office from the
date of this AGM until the next AGM

PROPOSAL #7.: Approve the Directors Fees of SGD                            ISSUER          YES          FOR               FOR
801,250 for the YE 31 DEC 2008

PROPOSAL #8.: Re-appoint KPMG LLP as Auditors of the                       ISSUER          YES          FOR               FOR
Company and authorize the Directors to fix their
remuneration

PROPOSAL #9.: Authorize the Directors to: i) issue                         ISSUER          YES          FOR               FOR
shares in the capital of the Company [shares] whether
 by way of rights, bonus or otherwise; and / or ii)
make or grant offers, agreements or options
[collectively, 'Instruments] that might or would
require shares to be issued, including but not
limited to the creation and issue of [as well as
adjustments to] warrants, debentures or other
instruments convertible into shares, at any time and
upon such terms and conditions and for such purposes
and to such persons as the Directors may, in their
absolute discretion, deem fit; and b)
[notwithstanding the authority conferred by this
resolution may have ceased to be in force] issue
shares in pursuance of any Instrument made or granted
 by the Directors while this Resolution was in force,
 provided that: the aggregate number of shares to be
issued pursuant to this resolution [including shares
to be issued in pursuance of Instruments made or
granted pursuant to this resolution]: A) by way of
renounce able rights issues on a pro rata basis to
shareholders of the Company [Renounce able Rights
Issues] shall not exceed 100% of the total number of
issued shares in the capital of the Company excluding
 treasury shares [as calculated in accordance with
paragraph (3) below]; and B) otherwise than by way of
 Renounce able Rights Issues [Other Share Issues]
shall not exceed 50% of the total number of issued
shares in the capital of the Company excluding
treasury shares [as calculated in accordance with
paragraph (3) below], of which the aggregate number
of shares to be issued other than on a pro rata basis
 to shareholders of the Company shall not exceed 10%
of the total number of issued shares in the capital
of the Company excluding treasury shares [as
calculated in accordance with paragraph (3) below];
the Renounce able Rights Issues and other share
issues shall not, in aggregate, exceed 100% of the
total number of issued shares in the capital of the
Company excluding treasury shares [as calculated in
accordance with paragraph (3) below]; [subject to
such manner of calculation as may be prescribed by
the Singapore Exchange Securities Trading Limited
[SGX-ST]] for the purpose of determining the
aggregate number of shares that may be issued under
paragraphs(1)(A) and (1)(B) above, the percentage of
issued shares shall be based on the total number of
issued shares in the capital of the Company
[excluding treasury shares] at the time this
resolution is passed, after adjusting for:- i) new
shares arising from the conversion or exercise of any
 convertible securities or share options or vesting
of share awards which are outstanding or subsisting
at the time this Resolution is passed; and ii) any
subsequent bonus issue or consolidation or
subdivision of shares; in exercising the authority
conferred by this Resolution, the Company shall
comply with the provisions of the Listing Manual of
the SGX-ST for the time being in force [unless such

PROPOSAL #10.: Authorize the Directors to: a) grant                        ISSUER          YES        AGAINST           AGAINST
awards in accordance with the provisions of the
Sembcorp Industries Performance Share Plan [the
'Performance Share Plan'] and/or the Sembcorp
Industries Restricted Stock Plan [the 'Restricted
Stock Plan'] [the Performance Share Plan and the
Restricted Stock Plan, together the 'Share Plans'];
and b) allot and issue from time to time such number
of ordinary shares in the capital of the Company as
may be required to be issued pursuant to the exercise
 of options under the Sembcorp Industries Share
Option Plan and / or the vesting of awards granted
under the Share Plans, provided that: i) the
aggregate number of new ordinary shares to be issued
pursuant to the exercise of options granted under the
 Sembcorp Industries Share Option Plan and the
vesting of awards granted or to be granted under the
Share Plans shall not exceed 15% of the total number
of issued shares in the capital of the Company
[excluding treasury shares] from time to time; and
ii) the aggregate number of new ordinary shares under
 awards to be granted pursuant to the Share Plans
during the period commencing from the date of this
AGM of the Company and ending on the date of the next
 AGM of the Company or the date by which the next AGM
 of the Company is required by law to be held,
whichever is the earlier, shall not exceed 2% of the
total number of issued shares in the capital of the
Company [excluding treasury shares] from time to time

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEMBCORP INDS LTD
  TICKER:                N/A             CUSIP:     Y79711159
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company, for the purposes                      ISSUER          YES          FOR               FOR
 of Chapter 9 of the Listing Manual [Chapter 9] of
the Singapore Exchange Securities Trading Limited
[the SGX-ST], and its subsidiaries and associated
companies that are entities at risk [as that term is
used in Chapter 9], or any of them, to enter into any
 of the transactions falling within the types of
interested person transactions as specified with any
party who is of the class of interested persons as
specified, provided that such transactions are made
on normal commercial terms and in accordance with the
 review procedures for such interested person
transactions; [Authority expires until the conclusion
 of the next AGM of the Company]; and authorize the
Directors of the Company to complete and do all such
acts and things [including executing all such
documents as may be required] as they may consider
expedient or necessary or in the interests of the
Company to give effect to the IPT Mandate and/or this

PROPOSAL #2.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 for the purposes of Sections 76C and 76E of the
Companies Act, Chapter 50 of Singapore [the Companies
 Act], to purchase or otherwise acquire issued
ordinary shares in the capital of the Company [the
Shares] not exceeding in aggregate the Maximum Limit
[as specified], at such price or prices as may be
determined by the Directors from time to time up to
the Maximum Price [as specified], whether by way of:
[a] market purchase[s] on the SGX-ST; and/or [b] off-
market purchase[s] [if effected otherwise than on the
 SGX-ST] in accordance with any equal access
scheme[s] as may be determined or formulated by the
Directors as they consider fit, which scheme[s] shall
 satisfy all the conditions prescribed by the
Companies Act, and otherwise in accordance with all
other laws and regulations and rules of the SGX-ST as
 may for the time being be applicable, [the Share
Purchase Mandate]; [Authority expires the earlier of
the date on which the next AGM of the Company is held
 or the date by which the next AGM of the Company is
required by law to be held]; and to complete and do
all such acts and things [including executing such
documents as may be required] as they and/or he may
consider expedient or necessary to give effect to the
 transactions contemplated and/or authorized by this
Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEMBCORP MARINE LTD
  TICKER:                N/A             CUSIP:     Y8231K102
  MEETING DATE:          4/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, for the purposes of Chapter 9                       ISSUER          YES          FOR               FOR
of the Listing Manual [Chapter 9] of the SGX-ST, for
the Company, its subsidiaries and associated
Companies that are entities at risk [as that term is
used in Chapter 9], or any of them, to enter into any
 of the transactions falling within the types of
interested person transactions as specified; and
authorize the Directors of the Company to complete
and do all such acts and things [including executing
all such documents as may be required] as they may
consider expedient or necessary or in the interests
of the Company to give effect to the IPT Mandate
and/or this resolution; [Authority expires until the
conclusion of the next AGM of the Company]; to
complete and do all such acts and things [including
executing all such documents as may be required] as
they may consider expedient or necessary or in the
interests of the Company to give effect to the IPT
Mandate and/or this resolution

PROPOSAL #2.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 for the purposes of Sections 76C and 76E of the
Companies Act, Chapter 50 [the Companies Act], to
purchase or otherwise acquire issued ordinary shares
each fully paid in the capital of the Company
[Shares] not exceeding in aggregate the maximum limit
 [the number of issued shares representing 10% of the
 total number of issued shares as at the date of the
passing of this resolution excluding any shares which
 are held as treasury shares as at that date] at such
 price or prices as may be determined by the
Directors from time to time up to the maximum price
[in relation to a share to be purchased or acquired,
means the purchase price (excluding brokerage,
commission, applicable goods and services tax and
other related expenses) which shall not exceed: in
the case of a market purchase of a share, 105% of the
 average closing price of the share; and in the case
of an off-market purchase of a share pursuant to an
equal access scheme, 110% of the average closing
price of the shares] whether by way of: market
purchase[s] on the SGX-ST and/or any other securities
 exchange on which the Shares may for the time being
be listed and quoted [Other Exchange]; and/or off-
market purchase[s] [if effected otherwise than on the
 SGX-ST or, as the case may be, the Other Exchange]
in accordance with any equal access scheme[s] as may
be determined or formulated by the Directors as they
consider fit, which scheme[s] shall satisfy all the
conditions prescribed by the Companies Act, and
otherwise in accordance with all other laws and
regulations and rules of the SGX-ST as may for the
time being be applicable, unconditionally [authority
expires the earlier of the next AGM of the Company or
 the date by which the next AGM of the Company is
required by law to be held]; to complete and do all
such acts and things [including executing such
documents as may be required] as they and/or he may
consider expedient or necessary to give effect to the
 transactions contemplated and/or authorized by this

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEMBCORP MARINE LTD
  TICKER:                N/A             CUSIP:     Y8231K102
  MEETING DATE:          4/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and the audited accounts for the YE 31 DEC 2008 and
the Auditors report thereon

PROPOSAL #2.: Declare a final 1-tier tax exempt                            ISSUER          YES          FOR               FOR
dividend of 6 cents per ordinary share for the YE 31
DEC 2008

PROPOSAL #3.: Re-elect Mr. Goh Geok Ling as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation pursuant to Article
 91 of the Company's Article of Association

PROPOSAL #4.: Re-elect Mr. Tan Pheng Hock as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation pursuant to Article
 91 of the Company's Article of Association

PROPOSAL #5.: Re-elect Mr. Ajaib Haridass as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation pursuant to Article
 91 of the Company's Article of Association

PROPOSAL #6.: Re-elect Mr. Lim Ah Doo [Independent,                        ISSUER          YES          FOR               FOR
Chairman of Audit Committee] who will cease to hold
office pursuant to Article 97 of the Company's
Articles of Association

PROPOSAL #7.: Re-appoint Mr. Tan Kwi Kin as a                              ISSUER          YES          FOR               FOR
Director, who retires under Section 153(6) of the
Companies Act, Chapter 50, to hold the date of this
AGM until the next AGM

PROPOSAL #8.: Re-appoint Mr. Richard Hale, OBE as a                        ISSUER          YES          FOR               FOR
Director, who retires under Section 153(6) of the
Companies Act, Chapter 50, to hold the date of this
AGM until the next AGM

PROPOSAL #9.: Approve the sum of SGD 1,066,649 as the                      ISSUER          YES          FOR               FOR
 Directors' fees for the YE 31 DEC 2008

PROPOSAL #10.: Re-appoint KPMG LLP as the Auditors of                      ISSUER          YES          FOR               FOR
 the Company and authorize the Directors to fix their
 remuneration

PROPOSAL #11.: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to: a) i) issue shares in the capital of the Company
 [shares] whether by way of rights, bonus or
otherwise; and/or ii) make or grant offers,
agreements or options [collectively, Instruments]
that might or would require shares to be issued,
including but not limited to the creation and issue
of [as well as adjustments to] warrant, debentures or
 other instruments convertible into shares, at any
time and upon such terms and conditions and for such
purposes and to such purposes and to such persons as
the Directors may in their absolute discretion deem
fit; and b) [notwithstanding the authority conferred
by this Resolution may have ceased to be in force]
issue shares in pursuance of any instrument made or
granted by the Directors while this Resolution was in
 force, provided that: 1) the aggregate number of
shares to be issued pursuant to this Resolution
[including shares to be issued in pursuance of
instruments made or granted pursuant to this
Resolution]: A) by way of renounceable rights issues
on a pro rata basis to shareholders of the Company
[Renounceable Rights Issues] shall not exceed 100% of
 the total number of issued shares in the capital of
the Company excluding treasury shares[as calculated
in accordance with Paragraph (3) below]; and B)
otherwise that by way of Renounceable Rights Issues
[Other Shares Issues] shall not exceed 50% of the
total number of issued shares in the capital of the
Company excluding treasury shares[as calculated in
accordance with Paragraph (3) below], of which the
aggregate number of shares to be issued other than on
 a pro rata basis to shareholders of the Company
shall not exceed 10% of the total number of issued
shares in the capital of the Company excluding
treasure shares [as calculated in accordance with
Paragraph (3) below]; 2) the Renounceable Rights
Issues and Other Shares Issues shall not, in
aggregate, exceed 100% of the total number of issued
shares in the capital of the Company excluding
treasury shares [as calculated in accordance with
Paragraph (3) below]; 3) [subject to such manner of
calculation as may be prescribed by the Singapore
Exchange Securities Trading Limited [SGX-ST] for the
purpose of determining the aggregate number of shares
 that may be issued under Paragraph (1)(A) and (1)(B)
 above, the percentage of issued shares shall be
based on the total number of issued shares in the
capital of the Company [excluding treasury shares] at
 the time this Resolution is passed, after adjusting
for: i) new shares arising from the conversion or
exercise of any convertible Securities or share
options or vesting of share awards which are
outstanding or subsisting at the time this Resolution
 is passed; and ii) any subsequent bonus issue or
consolidation or subdivision of shares; 4) in
exercising the authority conferred by this
resolution, the Company shall comply with the
provisions of the Listing Manual of the SGX-ST for

PROPOSAL #12.: Authorize the Directors to: a) grant                        ISSUER          YES        AGAINST           AGAINST
awards in accordance with the provisions of the
Sembcorp Marine Performance Share Plan [the
Performance Share Plans] [the Performance Share Plan
and the Restricted Stock Plan, together the Share
Planes]; and b) allot and issue from time to time
such number of ordinary shares in the capital of the
Company as may be required to be issued pursuant to
the exercise of options granted under the Sembcorp
Marine Share Option Plan and/or the vesting of awards
 granted under Share Plane, provided that: i) the
aggregate numbers of new ordinary shares to be issued
 pursuant to the exercise of options granted under
the Sembcorp Marine Share Option Plan and the vesting
 of awards granted or to be granted under the Share
Plans shall not exceed 15% of the total number of
issued shares in the capital of the Company
[excluding treasury shares] from time to time; and
ii) the aggregate number of new ordinary shares under
 awards to be granted pursuant to the Share Plans
shall not exceed 2% of the total number of issued
shares in the capital of the Company [excluding
treasury shares] from time to time; [Authority
expires the earlier of the date of this AGM of the
Company and ending on the date of the next AGM of the
 Company other date by which the next AGM of the
Company is required by law to be held]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEVEN & I HOLDINGS CO.,LTD.
  TICKER:                N/A             CUSIP:     J7165H108
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to : Approve Minor                            ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Entrusting to the Company's Board of                         ISSUER          YES          FOR               FOR
Directors determination of the subscription
requirements for the share subscription rights, as
stock options for stock-linked compensation issued to
 the executive officers of the Company, as well as
the directors and executive officers of the Company's
 subsidiaries

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEVEN BANK,LTD.
  TICKER:                N/A             CUSIP:     J7164A104
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Expand
Business Lines

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGRI-LA ASIA LTD
  TICKER:                N/A             CUSIP:     G8063F106
  MEETING DATE:          9/10/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Master Joint                          ISSUER          YES          FOR               FOR
Venture Agreement [a copy of which has been produced
to this meeting marked 'A' and signed by the Chairman
 hereof for the purpose of identification] and the
transactions contemplated there under; authorize the
Board of Directors of the Company to take all such
actions as it considers necessary or desirable to
implement and give effect to the Master Joint Venture
 Agreement and the transactions contemplated

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGRI-LA ASIA LTD
  TICKER:                N/A             CUSIP:     G8063F106
  MEETING DATE:          12/17/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Supplemental                          ISSUER          YES          FOR               FOR
Agreement [as specified] and the transactions
contemplated there under; and authorize the Board of
Directors of the Company to take all such actions as
it considers necessary or desirable to implement and
give effect to the Supplemental Agreement and the
transactions contemplated there under, for the
purposes of this resolution, the term Supplemental
Agreement shall have the same definition as specified
 in the circular to the shareholders of the Company
dated 25 NOV 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGRI-LA ASIA LTD
  TICKER:                N/A             CUSIP:     G8063F106
  MEETING DATE:          5/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect the Retiring Director                               ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve and ratify the Novation Deed [a                      ISSUER          YES          FOR               FOR
 copy of which has been produced to this meeting
marked 'A' and signed by the Chairman hereof for the
purpose of identification] and the Transactions; and
authorize the Board of Directors of the Company to
take all such actions as it considers necessary or
desirable to implement and give effect to the
Novation Deed and the Transactions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGRI-LA ASIA LTD
  TICKER:                N/A             CUSIP:     G8063F106
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the reports of the Directors and the
Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.1: Re-elect Mr. Lui Man Shing as a                             ISSUER          YES          FOR               FOR
Director, who retires

PROPOSAL #3.2: Re-elect Mr. Wong Kai Man as a                              ISSUER          YES          FOR               FOR
Director, who retires

PROPOSAL #4.: Approve to fix the Directors' fees                           ISSUER          YES          FOR               FOR
[including fees payable to members of the Audit and
Remuneration Committees]

PROPOSAL #5.: Re-appoint Messrs.                                           ISSUER          YES          FOR               FOR
PricewaterhouseCoopers as the Auditors and authorize
the Directors of the Company to fix their remuneration

PROPOSAL #6.A: Authorize the Directors of the                              ISSUER          YES        AGAINST           AGAINST
Company, to allot and issue additional shares in the
share capital of the Company and to make or grant
offers, agreements and options which would or might
require the exercise of such power during and after
the relevant period, not exceeding 20% of the
aggregate nominal amount of the share capital of the
Company in issue as at the date of the passing of
this resolution and the said approval shall be
limited accordingly, otherwise than pursuant to: i) a
 rights issue [as specified]; ii) the exercise of any
 option under any Share Option Scheme or similar
arrangement for the grant or issue to option holders
of shares in the Company; iii) any scrip dividend
scheme or similar arrangement providing for the
allotment of shares in lieu of the whole or part of a
 dividend on shares of the Company in accordance with
 the Bye-laws of the Company; and (iv) any specific
authority; [Authority expires the earlier at the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by the Bye-laws of the
Company or any applicable Laws of Bermuda to be held]

PROPOSAL #6.B: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to repurchase its own shares on The Stock Exchange
of Hong Kong Limited [the HKSE] or on any other stock
 exchange on which the shares of the Company may be
listed and recognized by the Securities and Futures
Commission of Hong Kong and the HKSE for this purpose
 or on the Singapore Exchange Securities Trading
Limited, subject to and in accordance with all
applicable Laws and the requirements of the Rules
Governing the Listing of Securities on the HKSE or
that of any other stock exchange as amended from time
 to time [as the case may be], during the relevant
period, not exceeding 10% of the aggregate nominal
amount of the share capital of the Company in issue
as at the date of the passing of this resolution;
[Authority expires the earlier at the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Bye-Laws of the Company or any
applicable Laws of Bermuda to be held]

PROPOSAL #6.C: Approve, conditional upon the passing                       ISSUER          YES        AGAINST           AGAINST
of Resolution 6B, the general mandate granted to the
Directors of the Company and for the time being in
force to exercise the powers of the Company to allot
shares, by the addition to the aggregate nominal
amount of the share capital which may be allotted or
agreed conditionally or unconditionally to be
allotted by the Directors of the Company pursuant to
such general mandate of an amount representing the
aggregate nominal amount of the share capital of the
Company repurchased by the Company under the
authority granted by the Resolution 6B, provided that
 such amount shall not exceed 10% of the aggregate
nominal amount of the share capital of the Company in
 issue as at the date of the passing of this

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHARP CORPORATION
  TICKER:                N/A             CUSIP:     J71434112
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Change Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the other Updated
Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Continuation of Plan Regarding Large-                        ISSUER          YES        AGAINST           AGAINST
Scale Purchases of Sharp Corporation Shares (Takeover
 Defense Plan)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHIKOKU ELECTRIC POWER COMPANY,INCORPORATED
  TICKER:                N/A             CUSIP:     J72079106
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications

PROPOSAL #3: Approve Purchase of Own Shares                                ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHIMADZU CORPORATION
  TICKER:                N/A             CUSIP:     J72165129
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHIMAMURA CO.,LTD.
  TICKER:                N/A             CUSIP:     J72208101
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHIMANO INC.
  TICKER:                N/A             CUSIP:     J72262108
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to the Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

PROPOSAL #5: Amend the Compensation to be Received by                      ISSUER          YES          FOR               FOR
 Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHIMIZU CORPORATION
  TICKER:                N/A             CUSIP:     J72445117
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHIN-ETSU CHEMICAL CO.,LTD.
  TICKER:                N/A             CUSIP:     J72810120
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Increase
Board Size to 26

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Allow Board to Authorize Use of Stock                         ISSUER          YES          FOR               FOR
Options

PROPOSAL #6: Approve Extension of Anti-Takeover                            ISSUER          YES        AGAINST           AGAINST
Defense Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHINKO ELECTRIC INDUSTRIES CO.,LTD.
  TICKER:                N/A             CUSIP:     J73197105
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHINKO SECURITIES CO.,LTD.
  TICKER:                N/A             CUSIP:     J73348104
  MEETING DATE:          4/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve merger agreement between Shinko                      ISSUER          YES        AGAINST           AGAINST
 Securities Co., Ltd. and Mizuho Securities Co., Ltd.

PROPOSAL #2.: Amend the Articles of Incorporation (1)                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Amend the Articles of Incorporation (2)                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6.: Approve Provision of Retirement                              ISSUER          YES        AGAINST           AGAINST
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHINSEI BANK,LIMITED
  TICKER:                N/A             CUSIP:     J7385L103
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHIONOGI & CO.,LTD.
  TICKER:                N/A             CUSIP:     J74229105
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Adopt
Reduction of Liability System for Outside Directors

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Presentation of Retirement Benefits to                       ISSUER          YES          FOR               FOR
a Retiring Director and Reelected Directors since
Abolishment of Retirement Benefit Systems

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHISEIDO COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J74358144
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Determination of Provision of Long-term                      ISSUER          YES        AGAINST           AGAINST
 Incentive Type Remuneration to Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHOWA DENKO K.K.
  TICKER:                N/A             CUSIP:     J75046136
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Non-reelection of One Accounting Auditor                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHOWA SHELL SEKIYU K.K.
  TICKER:                N/A             CUSIP:     J75390104
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to the Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Substitute Corporate Auditor                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Approve Payment of Bonuses to Directors                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SIMS GROUP LTD
  TICKER:                N/A             CUSIP:     Q8505L116
  MEETING DATE:          11/21/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements of                          ISSUER          NO           N/A               N/A
Sims Group Limited [the Company] and its controlled
entities for the YE 30 JUN 2008 and the related
Directors' report, Directors' declaration and the
Auditor's report

PROPOSAL #2.1: Re-elect Mr. Jeremy Sutcliffe as an                         ISSUER          YES          FOR               FOR
Executive Director of the Company, who retires by
rotation at the AGM in accordance with the Company's
Constitution and the ASX Listing Rules

PROPOSAL #2.2: Re-elect Mr. Norman Bobins as an                            ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company,
who retires at the AGM in accordance with the
Company's Constitution and the ASX Listing Rules

PROPOSAL #2.3: Re-elect Mr. Gerald Morris as an                            ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company,
who retires at the AGM in accordance with the
Company's Constitution and the ASX Listing Rules

PROPOSAL #2.4: Re-elect Mr. Robert Lewon as an                             ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company,
who retires at the AGM in accordance with the
Company's Constitution and the ASX Listing Rules

PROPOSAL #3.: Approve, for the purposes of ASX                             ISSUER          YES        AGAINST           AGAINST
Listing Rules 7.1 and 10.14 for Mr. Jeremy Sutcliffe,
 Executive Director, to have issued to him
performance rights [Performance Rights] numbering
44,440 and options [Options] numbering 135,435, and
the issue of any Sims Group Limited ordinary shares
upon the exercise of those Performance Rights and
Options under the terms of the Sims Group Long Term
Incentive Plan as specified

PROPOSAL #4.: Approve, for the purposes of ASX                             ISSUER          YES        AGAINST           AGAINST
Listing Rules 7.1 and 10.14 for Mr. Daniel Dienst,
the Group Chief Executive Officer, to have issued to
him 61,092 Performance Rights and 181,654 Options,
and the issue of any Sims Group Limited ordinary
shares upon the exercise of those Performance Rights
and Options under the terms of the Sims Group Long
Term Incentive Plan as specified

PROPOSAL #S.5: Approve to change the name of the                           ISSUER          YES          FOR               FOR
Company to Sims Metal Management Limited

PROPOSAL #6.: Adopt the Remuneration Report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008 [as specified]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SIMS GROUP LTD.
  TICKER:                SMS             CUSIP:     829160100
  MEETING DATE:          11/21/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #2A: TO RE-ELECT MR. JEREMY SUTCLIFFE AS AN                       ISSUER          YES          FOR               FOR
EXECUTIVE DIRECTOR OF THE COMPANY.

PROPOSAL #2B: TO RE-ELECT MR. NORMAN BOBINS AS A NON-                      ISSUER          YES          FOR               FOR
EXECUTIVE DIRECTOR OF THE COMPANY.

PROPOSAL #2C: TO RE-ELECT MR. GERALD MORRIS AS A NON-                      ISSUER          YES          FOR               FOR
EXECUTIVE DIRECTOR OF THE COMPANY.

PROPOSAL #2D: TO RE-ELECT MR. ROBERT LEWON AS A NON-                       ISSUER          YES          FOR               FOR
EXECUTIVE DIRECTOR OF THE COMPANY.

PROPOSAL #03: TO APPROVE THE PARTICIPATION IN THE                          ISSUER          YES        AGAINST           AGAINST
SIMS GROUP LONG TERM INCENTIVE PLAN BY MR. JEREMY

PROPOSAL #04: TO APPROVE THE PARTICIPATION IN THE                          ISSUER          YES        AGAINST           AGAINST
SIMS GROUP LONG TERM INCENTIVE PLAN BY MR. DANIEL

PROPOSAL #05: TO APPROVE THE CHANGE OF COMPANY NAME                        ISSUER          YES          FOR               FOR
TO SIMS METAL MANAGEMENT LIMITED.

PROPOSAL #06: TO ADOPT THE REMUNERATION REPORT FOR                         ISSUER          YES          FOR               FOR
THE YEAR ENDED 30 JUNE 2008.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINGAPORE AIRLINES LTD
  TICKER:                N/A             CUSIP:     Y7992P128
  MEETING DATE:          7/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 for the purposes of Sections 76C and 76E of the
Companies Act, Chapter 50 of Singapore [the Companies
 Act], to purchase or otherwise acquire issued
ordinary shares in the capital of the Company [the
Shares] not exceeding in aggregate the Maximum Limit
[as hereafter defined], at such price or prices as
may be determined by the Directors of the Company
from time to time up to the Maximum Price [as
hereafter defined], whether by way of: i) market
purchase[s] on the Singapore Exchange Securities
Trading Limited [SGX-ST]; and/or ii) off-market
purchase[s] [if effected otherwise than on the SGX-
ST] in accordance with any equal access scheme[s] as
may be determined or formulated by the Directors as
they consider fit, which scheme[s] shall satisfy all
the conditions prescribed by the Companies Act, and
otherwise in accordance with all other laws and
regulations and rules of the SGX-ST as may for the
time being be applicable, and approve [the Share Buy
Back Mandate]; and to complete and do all such acts
and things[including executing such documents as may
be required] as they and/or he may consider expedient
 or necessary to give effect to the transactions
contemplated and/or authorized by this Resolution
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the date by which the

PROPOSAL #2.: Authorize the Company, its subsidiaries                      ISSUER          YES          FOR               FOR
 for the purposes of Chapter 9 of the listing manual
[Chapter 9] of the SGX-ST, and associated Companies
that are entities at risk [as that term is used in
Chapter 9], or any of them, to enter into any of the
transactions falling within the types of interested
person transactions, as specified, provided that such
 transactions are made on normal commercial terms and
 in accordance with the review procedures for such
interested person transactions; [Authority expires at
 the conclusion of the next AGM of the Company]; and
the Directors of the Company to complete and do all
such acts and things [including executing all such
documents as may be required] as they may consider
expedient or necessary or in the interests of the
Company to give effect to the IPT Mandate and/or this
 Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINGAPORE AIRLINES LTD
  TICKER:                N/A             CUSIP:     Y7992P128
  MEETING DATE:          7/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and audited financial statements for the YE 31 MAR
2008 and the Auditors' report thereon

PROPOSAL #2.: Declare a final dividend of 80 cents                         ISSUER          YES          FOR               FOR
per ordinary share for the YE 31 MAR 2008

PROPOSAL #3.: Re-appoint Sir. Brian Pitman, as a                           ISSUER          YES          FOR               FOR
Director who retires under Section 153[6] of the
Companies Act, Chapter 50, to hold office from the
date of this AGM until the next AGM of the Company

PROPOSAL #4.A: Re-elect Mr. Chia Pei-Yuan as a                             ISSUER          YES          FOR               FOR
Director who retires by rotation in accordance with
Article 82 of the Company's Articles of Association

PROPOSAL #4.B: Re-elect Mr. David Michael Gonski as a                      ISSUER          YES          FOR               FOR
 Director who retires by rotation in accordance with
Article 82 of the Company's Articles of Association

PROPOSAL #5.A: Re-elect Mrs. Christina Ong as a                            ISSUER          YES          FOR               FOR
Director, who are retires in accordance with Article
89 of the Company's Articles of Association

PROPOSAL #5.B: Re-elect Mr. Lucien Wong Yuen Kuai as                       ISSUER          YES          FOR               FOR
a Director, who are retires in accordance with
Article 89 of the Company's Articles of Association

PROPOSAL #6.: Approve the Directors' fees of SGD                           ISSUER          YES          FOR               FOR
1,497,220 for the FYE 31 MAR 2008

PROPOSAL #7.: Approve the Directors' fees of up to                         ISSUER          YES          FOR               FOR
SGD 1,650,000 for the FYE 31 MAR 2009

PROPOSAL #8.: Re-appoint Messrs Ernst & Young as the                       ISSUER          YES          FOR               FOR
Auditors of the Company and authorize the Directors
to fix their remuneration

PROPOSAL #9.1: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, pursuant to Section 161 of the Companies
Act, Chapter 50, to: a) i) issue shares in the
capital of the Company [shares] whether by way of
rights, bonus or otherwise; and/or ii) make or grant
offers, agreements or options [collectively,
Instruments] that might or would require shares to be
 issued, including but not limited to the creation
and issue of [as well as adjustments to] warrants,
debentures or other instruments convertible into
shares, at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may in their absolute discretion
deem fit; and b) [notwithstanding the authority
conferred by this resolution may have ceased to be in
 force] issue shares in pursuance of any Instrument
made or granted by the Directors while this
resolution was in force, provided that: 1) the
aggregate number of shares to be issued pursuant to
this resolution [including shares to be issued in
pursuance of Instruments made or granted pursuant to
this resolution] does not exceed 50% of the total
number of issued shares [excluding treasury shares]
in the capital of the Company [as calculated in
accordance with sub-paragraph [2] below], of which
the aggregate number of shares to be issued other
than on a pro rata basis to shareholders of the
Company [including shares to be issued in pursuance
of Instruments made or granted pursuant to this
resolution] does not exceed 10% of the total number
of issued shares [excluding treasury shares] in the
capital of the Company [as calculated in accordance
with sub-paragraph [2] below]; 2) [subject to such
manner of calculation as may be prescribed by the
Singapore Exchange Securities Trading Limited [SGX-
ST]] for the purpose of determining the aggregate
number of shares that may be issued under sub-
paragraph [1] above, the percentage of issued shares
shall be based on the total number of issued shares
[excluding treasury shares] in the capital of the
Company at the time this resolution is passed, after
adjusting for: i) new shares arising from the
conversion or exercise of any convertible securities
or share options or vesting of share awards which are
 outstanding or subsisting at the time this
resolution is passed; and ii) any subsequent bonus
issue or consolidation or subdivision of shares; 3)
in exercising the authority conferred by this
resolution, the Company shall comply with the
provisions of the Listing Manual of the SGX-ST for
the time being in force [unless such compliance has
been waived by the SGX-ST] and the Articles of
Association for the time being of the Company; and 4)
 [unless revoked or varied by the Company in general
meeting] [Authority expires earlier of the conclusion
 of the next AGM of the Company or the date by which

PROPOSAL #9.2: Authorize the Directors to: a) offer                        ISSUER          YES        AGAINST           AGAINST
and grant options in accordance with the provisions
of the SIA Employee Share Option Plan [Share Option
Plan] and/or to grant awards in accordance with the
provisions of the SIA Performance Share Plan
[Performance Share Plan] and/or the SIA Restricted
Share Plan [Restricted Share Plan] [the Share Option
Plan, the Performance Share Plan and the Restricted
Share Plan, together the 'Share Plans']; and b) allot
 and issue from time to time such number of ordinary
shares in the capital of the Company as may be
required to be issued pursuant to the exercise of
options under the Share Option Plan and/or such
number of fully paid shares as may be required to be
issued pursuant to the vesting of awards under the
Performance Share Plan and/or the Restricted Share
Plan, provided always that the aggregate number of
ordinary shares to be issued pursuant to the Share
Plans shall not exceed 13% of the total number of
issued ordinary shares [excluding treasury shares] in
 the capital of the Company from time to time

PROPOSAL #10.: Transact any other business                                 ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINGAPORE EXCHANGE LTD
  TICKER:                N/A             CUSIP:     Y79946102
  MEETING DATE:          10/3/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 for the purposes of Sections 76C and 76E of the
Companies Act, Chapter 50 [the Companies Act], to
purchase or otherwise acquire issued ordinary shares
in the capital of the Company [Shares] not exceeding
in aggregate the maximum 10% of the total number of
issued shares, at such price or prices as may be
determined by the Directors from time to time up to
the maximum price; i) in the case of a market
purchase of a share, 105% of the average closing
price of the shares and ii) in the case of an off-
market purchase of a share, 110% of the average
closing price of the shares, whether by way of: i)
market purchase(s) on the Singapore Exchange
Securities Trading Limited [SGX-ST] transacted
through the QUEST-ST trading system and/or any other
securities exchange on which the Shares may for the
time being be listed and quoted [Other Exchange];
and/or; ii) off-market purchase(s) [if effected
otherwise than on the SGX-ST or, as the case may be,
Other Exchange] in accordance with any equal access
Scheme(s) as may be determined or formulated by the
Directors as they consider fit, which scheme(s) shall
 satisfy all the conditions prescribed by the
Companies Act, and otherwise in accordance with all
other laws and regulations and rules of the SGX-ST
or, as the case may be, Other Exchange as may for the
 time being be applicable [the Share Purchase
Mandate]; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the date
 of the next AGM of the Company as required by Law to
 be held]; and authorize the Directors of the Company
 and/or any of them to complete and do all such acts
and things [including executing such documents as may
 be required] as they and/or he may consider
expedient or necessary to give effect to the
transactions contemplated and/or authorized by this

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINGAPORE EXCHANGE LTD
  TICKER:                N/A             CUSIP:     Y79946102
  MEETING DATE:          10/3/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and the Audited Financial Statements for the FYE 30
JUN 2008 with the Auditor's report thereon

PROPOSAL #2.: Re-appoint Mr. Joseph Yuvaraj Pillay,                        ISSUER          YES          FOR               FOR
as a Director of the Company to hold such office from
 the date of this AGM until the next AGM of the
Company, pursuant to Section 153(6) of the Companies
Act, Chapter 50 of Singapore

PROPOSAL #3.: Re-elect Mr. Hsieh Fu Hua, retiring by                       ISSUER          YES          FOR               FOR
rotation under Article 99A of the Company's Articles
of Association [the Articles]

PROPOSAL #4.: Re-elect Mr. Loh Boon Chye retiring by                       ISSUER          YES          FOR               FOR
rotation under Article 99A of the Articles

PROPOSAL #5.: Re-elect Mr. Ng Kee Choe retiring by                         ISSUER          YES          FOR               FOR
rotation under Article 99A of the Articles

PROPOSAL #6.: Re-elect Mr. Lee Hsien Yang as a                             ISSUER          YES          FOR               FOR
Director, retiring by rotation under Article 99A of
the Articles [Mr. Lee will, upon re-election as a
Director, remain as Chairman of the Audit Committee
and will be considered independent for the purposes
of Rule 704(8) of the Listing Manual of the Singapore
 Exchange Securities Trading Limited]

PROPOSAL #7.: Declare a net final [tax exempt one-                         ISSUER          YES          FOR               FOR
tier] dividend of SGD 0.29 per share for the FYE 30
JUN 2008 [FY2007: SGD 0.30 per share]

PROPOSAL #8.: Approve the sum of SGD 587,500 to be                         ISSUER          YES          FOR               FOR
paid to Mr. Joseph Yuvaraj Pillay as Director's fees
for the FYE 30 JUN 2008 [FY2007: Nil; increase of SGD
 587,500] [as specified]

PROPOSAL #9.: Approve the sum of SGD 1,074,250 to be                       ISSUER          YES          FOR               FOR
paid to all Directors [other than Mr. Joseph Yuvaraj
Pillay] as Directors' fees for the FYE 30 JUN 2008
[FY2007: SGD 767,800; increase of SGD 306,450] [as
specified]

PROPOSAL #10.: Approve the sum of up to SGD 790,000                        ISSUER          YES          FOR               FOR
to be paid to Mr. Joseph Yuvaraj Pillay as Director's
 fees for the FYE 30 JUN 2009 [FY2008: SGD 587,500;
increase of up to SGD 202,500] [as specified]

PROPOSAL #11.: Approve the sum of up to SGD 1,200,000                      ISSUER          YES          FOR               FOR
 to be paid to all Directors [other than Mr. Joseph
Yuvaraj Pillay] as Directors' fees for the FYE 30 JUN
 2009 [FY2008: SGD 1,074,250; increase of up to SGD
125,750] [as specified]

PROPOSAL #12.: Re-appoint Messrs                                           ISSUER          YES          FOR               FOR
PricewaterhouseCoopers as the Auditors of the Company
 and authorize the Directors to fix their remuneration

PROPOSAL #13.: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to: a) i) issue shares in the capital of the Company
 [shares] whether by way of rights, bonus or
otherwise; and/or ii) make or grant offers,
agreements or options [collectively, Instruments]
that might or would require shares to be issued,
including but not limited to the creation and issue
of [as well as adjustments to] warrants, debentures
or other instruments convertible into shares, at any
time and upon such terms and conditions and for such
purposes and to such persons as the Directors may in
their absolute discretion deem fit; and b)
[notwithstanding the authority conferred by this
Resolution may have ceased to be in force] issue
shares in pursuance of any instrument made or granted
 by the Directors while this Resolution was in force,
 provided that: 1) the aggregate number of shares to
be issued pursuant to this Resolution [including
shares to be issued in pursuance of instruments made
or granted pursuant to this Resolution] does not
exceed 50 %of the total number of issued shares
[excluding treasury shares] in the capital of the
Company [as calculated in accordance with sub-
paragraph (2) as specified], of which the aggregate
number of shares to be issued other than on a pro
rata basis to shareholders of the Company [including
shares to be issued in pursuance of instruments made
or granted pursuant to this Resolution] does not
exceed 10 % of the total number of issued shares
[excluding treasury shares] in the capital of the
Company [as calculated in accordance with sub-
paragraph (2) as specified]; 2) [subject to such
manner of calculation as may be prescribed by the
Singapore Exchange Securities Trading Limited [SGX-
ST]] for the purpose of determining the aggregate
number of shares that may be issued under sub-
paragraph (1) above, the percentage of issued shares
shall be based on the total number of issued shares
[excluding treasury shares] in the capital of the
Company at the time this Resolution is passed, after
adjusting for: i) new shares arising from the
conversion or exercise of any convertible securities
or share options or vesting of share awards which are
 outstanding or subsisting at the time this
Resolution is passed; and ii) any subsequent bonus
issue or consolidation or subdivision of shares; 3)
in exercising the authority conferred by this
Resolution, the Company shall comply with the
provisions of the Listing Manual of the SGX-ST for
the time being in force [unless such compliance has
been waived by the Monetary Authority of Singapore]
and the Articles of Association for the time being of
 the Company; and 4) [unless revoked or varied by the
 Company in GM] the Authority conferred by this
Resolution shall continue in force until the
conclusion of the next AGM of the Company or the date
 by which the next AGM of the Company is required by

PROPOSAL #14.: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to grant awards in accordance with the provisions of
 the SGX Performance Share Plan and to allot and
issue from time to time such number of ordinary
shares in the capital of the Company as may be
required to be issued pursuant to the exercise of
options under the SGX Share Option Plan and/or such
number of fully-paid shares as may be required to be
issued pursuant to the vesting of awards under the
SGX Performance Share Plan, provided that the
aggregate number of new shares to be issued pursuant
to the SGX Share Option Plan and the SGX Performance
Share Plan shall not exceed 10 % of the total number
of issued ordinary shares [excluding treasury shares]
 in the capital of the Company from time to time

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINGAPORE PRESS HLDGS LTD
  TICKER:                N/A             CUSIP:     Y7990F106
  MEETING DATE:          12/4/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and the audited accounts for the FYE 31 AUG 2008

PROPOSAL #2.: Declare a final dividend of 9 cents and                      ISSUER          YES          FOR               FOR
 a special dividend of 10 cents, on a tax-exempt
[one-tier] basis, in respect of the FYE 31 AUG 2008

PROPOSAL #3.i: Re-appoint Mr. Ngiam Tong Dow as a                          ISSUER          YES          FOR               FOR
Director of the Company, pursuant to Section 153(6)
of the Companies Act, Chapter 50 of Singapore [the
Companies Act], to hold such office from the date of
this AGM until the next AGM of the Company

PROPOSAL #3.ii: Re-appoint Mr. Yong Pung How as a                          ISSUER          YES          FOR               FOR
Director of the Company, pursuant to Section 153(6)
of the Companies Act, to hold such office from date
of this AGM until the next AGM of the Company

PROPOSAL #4.i: Re-elect Mr. Cham Tao Soon as a                             ISSUER          YES          FOR               FOR
Director, who retires in accordance with the
Company's Articles of Association

PROPOSAL #4.ii: Re-elect Mr. Chan Heng Loon Alan as a                      ISSUER          YES          FOR               FOR
 Director, who retires in accordance with the
Company's Articles of Association

PROPOSAL #4.iii: Re-elect Mr. Sum Soon Lim as a                            ISSUER          YES          FOR               FOR
Director, who retires in accordance with the
Company's Articles of Association

PROPOSAL #5.: Approve the Directors' fees of SGD                           ISSUER          YES          FOR               FOR
983,000

PROPOSAL #6.: Appoint the Auditors and authorize the                       ISSUER          YES          FOR               FOR
Directors to fix their remuneration

PROPOSAL #7.: Transact any other business                                  ISSUER          YES        AGAINST           AGAINST

PROPOSAL #8.i: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, pursuant to Section 161of the Companies Act,
 Chapter 50 and the listing Rules of the Singapore
Exchange Securities Trading Limited [the SGX-ST], and
 subject to the provisions of the newspaper and
printing presses Act, Chapter 206, to: issue shares
in the capital of the Company whether by way of
rights, bonus or otherwise; and/or make or grant
offers, agreements or options [collectively,
Instruments] that might or would require shares to be
 issued, including but not limited to the creation
and issue of [as well as adjustments to] warrants,
debentures or other instruments convertible into
shares, at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may in their absolute discretion
deem fit; and [notwithstanding that the authority
conferred by this resolution may have ceased to be in
 force] issue shares in pursuance of any instrument
made or granted by the Directors while this
resolution is in force, provided that: 1) the
aggregate number of shares to be issued pursuant to
this resolution [including shares to be issued in
pursuance of Instruments made or granted pursuant to
this resolution] does not exceed 50% of the issued
shares in the capital of the Company [as calculated
in accordance with sub-paragraph (2) below], of which
 the aggregate number of shares to be issued other
than on a pro rata basis to shareholders of the
Company [including shares to be issued in pursuance
of Instruments made or granted pursuant to this
resolution] does not exceed 20% of the total number
of issued shares in the capital of the Company [as
calculated in accordance with sub-paragraph (2)
below]; 2) [subject to such manner of calculation and
 adjustments as may be prescribed by the SGX-ST] for
the purpose of determining the aggregate number of
shares that may be issued under sub-paragraph (1),
the percentage of issued shares shall be based on the
 total number of issued shares in the capital of the
Company at the time this resolution is passed, after
adjusting for: new shares arising from the conversion
 or exercise of any convertible securities or share
options or vesting of share awards which are
outstanding or subsisting at the time this resolution
 is passed; and any subsequent bonus issue,
consolidation or subdivision of shares; 3) in
exercising the authority conferred by this
resolution, the Company shall comply with the
provisions of the listing manual of the SGX-ST for
the time being in force [unless such compliance has
been waived by the SGX-ST] and the Articles of
Association for the time being of the Company; and 4)
 [unless revoked or varied by the Company in general
meeting] [authority expires the earlier of the
conclusion of the next AGM of the Company or the date

PROPOSAL #8.ii: Authorize the Directors to grant                           ISSUER          YES        AGAINST           AGAINST
awards in accordance with the provisions of the SPH
Performance Share Plan [the 'SPH Performance Share
Plan'] and to allot and issue such number of ordinary
 shares in the capital of the Company ['Ordinary
Shares'] as may be required to be delivered pursuant
to the vesting of awards under the SPH Performance
Share Plan, provided that the aggregate number of new
 ordinary shares to be allotted and issued and/or to
be allotted, when aggregated with existing ordinary
shares [including Ordinary Shares held in treasury]
delivered and/or to be delivered, pursuant to the
Singapore Press Holdings Group (1999) Share Option
Scheme and the SPH Performance Share Plan, shall not
exceed 10% of the total number of issued Ordinary
Shares from time to time

PROPOSAL #8.iii: Authorize the Directors of the                            ISSUER          YES          FOR               FOR
Company, for the purposes of Sections 76C and 76E of
the Companies Act, to purchase or otherwise acquire
issued ordinary shares not exceeding in aggregate the
 maximum limit [as specified], at such price or
prices as may be determined by the Directors of the
Company from time to time up to the maximum price [as
 specified] whether by way of: market purchases(s) on
 the SGX-ST; and/or off-market purchase(s) (if
effected otherwise than on the SGX-ST) in accordance
with any equal access scheme(s) as may be determined
or formulated by the Directors as they consider fit,
which scheme(s) shall satisfy all the conditions
prescribed by the Companies Act, and otherwise in
accordance with all other Laws and regulations and
rules of the SGX-ST as may for the time being be
applicable; [Authority expires the earlier of the
next AGM of the Company or the date of the next AGM
of the Company is required by the Law to be held]; to
 complete and do all such acts and things [including
executing such documents as may be required] as they
and/or he may consider expedient or necessary to give
 effect to the transactions contemplated and/or
authorize by this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINGAPORE TECHNOLOGIES ENGINEERING LTD
  TICKER:                N/A             CUSIP:     Y7996W103
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and audited accounts for the YE 31 DEC 2008 and the
Auditors' report thereon

PROPOSAL #2.: Declare a final ordinary dividend of                         ISSUER          YES          FOR               FOR
4.0 cents per share and a special dividend of 8.8
cents per share for the YE 31 DEC 2008

PROPOSAL #3.I.: Re-elect Mr. Peter Seah Lim Huat as a                      ISSUER          YES          FOR               FOR
 Director, who retire by rotation pursuant to Article
 98 of the Articles of Association of the Company

PROPOSAL #3.II.: Re-elect Mr. Koh Beng Seng as a                           ISSUER          YES          FOR               FOR
Director of the Company, who retire by rotation
pursuant to Article 98 of the Articles of Association
 of the Company

PROPOSAL #3.III: Re-elect Mr. Winston Tan Tien Hin as                      ISSUER          YES          FOR               FOR
 a Director of the Company, who retire by rotation
pursuant to Article 98 of the Articles of Association
 of the Company

PROPOSAL #3.IV.: Re-elect Mr.Quek Poh Huat as a                            ISSUER          YES          FOR               FOR
Director of the Company, who retire by rotation
pursuant to Article 98 of the Articles of Association
 of the Company

PROPOSAL #4.: Approve the sum of SGD 893,166 as the                        ISSUER          YES          FOR               FOR
Directors' fees for the YE 31 DEC 2008; [2007: SGD
901,833]

PROPOSAL #5.: Re-appoint Ernst & Young as the                              ISSUER          YES          FOR               FOR
Auditors of the Company and authorize the Directors
to fix their remuneration

PROPOSAL #6.: Authorize the Directors: to issue                            ISSUER          YES          FOR               FOR
shares in the capital of the Company [shares] whether
 by way of rights, bonus or otherwise; and/or make or
 grant offers, agreements or options [collectively,
Instruments] that might or would require shares to be
 issued, including but not limited to the creation
and issue of [as well as adjustments to] warrants,
debentures or other instruments convertible into
shares, at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may, in their absolute discretion,
deem fit; and [notwithstanding the authority
conferred by this resolution may have ceased to be in
 force] issue shares in pursuance of any Instrument
made or granted by the Directors while this
resolution was in force, provided that the: [1]
aggregate number of shares to be issued pursuant to
this resolution [including shares to be issued in
pursuance of Instruments made or granted pursuant to
this resolution]: [a] by way of renounceable rights
issues on a pro rata basis to shareholders of the
Company [Renounceable Rights Issues] shall not exceed
 100%, of the total number of issued shares in the
capital of the Company excluding treasury shares [as
calculated in this Resolution]; otherwise than by way
 of Renounceable Rights Issues [Other Share Issues]
shall not exceed 50%, of the total number of issued
shares in the capital of the Company excluding
treasury shares [as calculated in accordance with
this Resolution], of which the aggregate number of
shares to be issued other than on a pro rata basis to
 shareholders of the Company shall not exceed 5%, of
the total number of issued shares in the capital of
the Company excluding treasury shares [as calculated
in accordance with Resolution]; [2] the Renounceable
Rights Issues and Other Share Issues shall not, in
aggregate, exceed 100%, of the total number of issued
 shares in the capital of the Company excluding
treasury shares [as calculated in this Resolution];
[3] [subject to such manner of calculation as may be
prescribed by the SGX-ST] for the purpose of
determining the aggregate number of shares that may
be issued under paragraph [1] [A] and [1] [B] above,
the percentage of issued shares shall be based on the
 total number of issued shares in the capital of the
Company at excluding treasury shares the time this
resolution is passed, after adjusting for: [i] new
shares arising from the conversion or exercise of any
 convertible securities or share options or vesting
of share awards which are outstanding or subsisting
at the time this resolution is passed; and [ii] any
subsequent bonus issue or consolidation or
subdivision of shares; [4] in exercising the
authority conferred by this resolution, the Company
shall comply with the provisions of the Listing
Manual of the SGX-ST for the time being in force
[unless such compliance has been waived by the SGX-
ST] and the Articles of Association for the time
being of the Company; [Authority expires at the
earlier of the conclusion of next AGM of the Company

PROPOSAL #7.: Authorize the Directors to offer and                         ISSUER          YES        AGAINST           AGAINST
grant options in accordance with the provisions of
the Singapore Technologies Engineering Share Option
Plan [Share Option Plan] and/or to grant awards in
accordance with the provisions of the Singapore
Technologies Engineering Performance Share Plan
[Performance Share Plan] and/or the Singapore
Technologies Engineering Restricted Stock Plan
[Restricted Stock Plan] [the Share Option Plan, the
Performance Share Plan and the Restricted Stock Plan,
 together the Share Plans]; and allot and issue from
time to time such number of ordinary shares in the
capital of the Company as may be required to be
issued pursuant to the exercise of options under the
Share Option Plan and/or such number of fully paid
ordinary shares as may be required to be issued
pursuant to the vesting of awards under the
Performance Share Plan and/or the Restricted Stock
Plan, provided that the aggregate number of ordinary
shares to be issued pursuant to the Share Plans shall
 not exceed 15% of the total number of issued
ordinary shares in the capital of the Company
[excluding treasury shares] from time to time

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINGAPORE TECHNOLOGIES ENGINEERING LTD
  TICKER:                N/A             CUSIP:     Y7996W103
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company, for the purposes                      ISSUER          YES          FOR               FOR
 of Chapter 9 of the Listing Manual [Chapter 9] of
the Singapore Exchange Securities Trading Limited
[the SGX-ST], its subsidiaries and associated
Companies that are entities at risk [as that term is
used in Chapter 9], or any of them, to enter into any
 of the transactions falling within the types of
interested person transactions described in Appendix
1 to the Company's Circular to Shareholders dated 11
MAR 2009 [the Circular] with any party who is of the
class of interested persons as specified, provided
that such transactions are made on normal commercial
terms and in accordance with the review procedures
for such interested person transactions; [authority
expires earlier of the conclusion of the next AGM of
the Company]; and authorize the Directors of the
Company to complete and do all such acts and things
[including executing all such documents as may be
required] as they may consider expedient or necessary
 or in the interests of the Company to give effect to
 the shareholders mandate and/or this resolution

PROPOSAL #2.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 for the purpose of Section 76C and 76E of the
Companies Act, Chapter 50 of Singapore [the Companies
 Act], to purchase or otherwise acquire issued
ordinary shares in the capital of the Company [the
shares] not exceeding in aggregate the maximum limit
[means that number of issued shares representing 10%
of the total number of issued shares as it the date
of the passing of this resolution [excluding any
shares which are held as treasury shares as at the
date], at such price or prices as may be determined
by the Directors from the time to time up to the
Maximum price in relation to a share to be purchased
or acquired, means the purchase price [excluding
brokerage, stamp duties, applicable goods and
services tax and other related expenses] which shall
not exceed: i) in the case of a Market Purchase of a
share, 105% of the of the shares; and ii) in the case
 of an Off-Market Purchase of a share pursuant to an
equal access scheme, 110% of the of the shares],
whether by way of: a) market purchase(s) on the SGX
ST; and/or b) off-market purchases [if effected
otherwise than on the SGX-ST] in accordance with an
equal access schemes as may be determined or
formulated by the Directors of the Company as they
consider fit, which scheme(s) shall satisfy all the
conditions prescribed by the Companies Act; and
otherwise in accordance with all other Laws and
regulations and rules of the SGX-ST as may for the
time being be applicable [the Share Purchase
Mandate]; and [authority expires the earlier of the
date on which the next AGM of the Company is held or
the date by which the next AGM of the Company is
required By-Law to be held]; and to complete and do
all such acts and things [including executing such
documents as may be required and to approve any
amendments, alterations or modifications to any
documents] as they may consider expedient or

PROPOSAL #S.3: Amend the Articles of Association of                        ISSUER          YES          FOR               FOR
the Company be altered in the manner as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINGAPORE TELECOMMUNICATIONS LTD
  TICKER:                N/A             CUSIP:     Y79985209
  MEETING DATE:          7/25/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the financial                              ISSUER          YES          FOR               FOR
statements for the FYE 31 MAR 2008, the Directors'
report and the Auditors' report thereon

PROPOSAL #2.: Declare a final dividend of 6.9 cents                        ISSUER          YES          FOR               FOR
per share in respect of the FYE 31 MAR 2008

PROPOSAL #3.: Re-elect Mr. Graham John Bradley as an                       ISSUER          YES          FOR               FOR
Independent Member of the Audit Committee, who retire
 by rotation in accordance with Article 97 of the
Company's Article of Association

PROPOSAL #4.: Re-elect Mr. Chumpol NaLamlieng as a                         ISSUER          YES          FOR               FOR
Director, who retire by rotation in accordance with
Article 97 of the Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Nicky Tan Ng Kuang as an                        ISSUER          YES          FOR               FOR
Independent Member of the Audit Committee, who retire
 by rotation in accordance with Article 97 of the
Company's Articles of Association

PROPOSAL #6.: Re-elect Mr. Dominic Chiu Fai Ho as an                       ISSUER          YES          FOR               FOR
Independent Member of the Audit Committee, who ceases
 to hold the office in accordance with Article 103 of
 the Company's Articles of Association

PROPOSAL #7.: Approve the payment of Directors' fees                       ISSUER          YES          FOR               FOR
by the Company of up to SGD 2,250,000 for the FYE 31
MAR 2009 [2008: up to SGD 2,250,000]

PROPOSAL #8.: Re-appoint the Auditors and authorize                        ISSUER          YES          FOR               FOR
the Directors to fix their remuneration

PROPOSAL #9.: Authorize the Directors to issue shares                      ISSUER          YES          FOR               FOR
 in the capital of the Company [shares] whether by
way of rights, bonus or otherwise and/or 2) make or
grant offers, agreements or potions [collectively,
Instruments] that might or would require shares to be
 issued including but not limited to the creation and
 issue of [as well as adjustments to] warrants,
debentures or other instruments convertible into
shares at any time and upon such terms and conditions
 and for such purposes and to such persons as the
Directors may in their absolute discretion deem fit;
and (ii) issue shares in pursuance of any instrument
made or granted by the Directors while this
resolution was in force; provided that the agreement
number of shares to be issued pursuant to this
resolution [including shares to be issued in
pursuance of instruments made or granted pursuant to
this resolution] does not exceed 50% of the issued
shares in the capital of the Company [as calculated
in accordance with this resolution] of which the
aggregate number of shares to be issued other than on
 a pro rata basis to shareholders of the Company
[including shares to be issued in pursuance of
instrument made or granted pursuant to this
resolution] does not exceed 10% of the total number
issued shares in the capital of the Company; (ii)
[subject to such manner of calculation as ,may be
prescribed by the Singapore Exchange Securities
Trading Limited (SGX-ST)] to determine the aggregate
number of shares that may be issued under this
resolution the percentage of issued shares shall be
on that total number of issued shares in the capital
of the Company at the time the resolution is passed
after adjusting for: (a) new shares arising from the
conversion or exercise of any convertible securities
or share options or vesting of share awards which are
 outstanding or subsisting at the time this
resolution is passed and (b) any subsequent
consolidation or sub division of shares (iii) in
exercising the authority conferred by the resolution
the Company shall comply with the provisions of the
Listing manual of the SGX-ST and the rules of any
other stock exchange on which the shares of the
Company may for time being be listed or quoted for
the time being in force and the Articles of
Association for the time being of the Company and;
[Authority shall continue in force until the
conclusion of the next AGM of the Company or the date
 by which the next AGM of the Company is required by

PROPOSAL #10.: Authorize the Directors to allot and                        ISSUER          YES          FOR               FOR
issue from time to time such number of shares in the
capital of the Company as may be required to be
issued pursuant to exercise the options under the
Singapore Telecom Share Option Scheme 1999 [1999
scheme] provided always that the aggregate number of
shares to be issued pursuant to be 1999 Scheme shall
not exceed 5% of the total number of issued share
[excluding treasury shares] in the capital of the
Company from time to time as calculated in accordance
 the rules of the 1999 Scheme

PROPOSAL #11.: Authorize the Directors to grant                            ISSUER          YES          FOR               FOR
awards in accordance with the provisions of the Sing
Tel Performance Share Plan [Share plan] and to allot
and issue from time to time such number of fully paid
 up shares in the capital of the Company as may be
required to be issued pursuant to the vesting of
awards under the Share Plan, provided always that the
 aggregate number of shares to be issue pursuant to
the 1999 Scheme and the Share Plan shall not exceed
10% of the total number of issued shares in the
capital of the Company from time to time

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINGAPORE TELECOMMUNICATIONS LTD
  TICKER:                N/A             CUSIP:     Y79985209
  MEETING DATE:          7/25/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 for the purposes of Sections 76C and 76E of the
Companies Act chapter 50 [the Companies Act], to
purchase or otherwise acquire issued ordinary shares
in the capital of the Company [Shares], not exceeding
 in aggregate the maximum limit [as specified],at
such price or process as may be determined  by the
Directors from time to time up to the maximum price
[as specified] whether by way of: market purchases on
 the Singapore Exchange Securities Trading Limited
[SGX-ST], and/or any other stock exchange on which
the shares may for the time being be listed and
quoted [Other Exchange] and/or off-market purchases
effected otherwise than on the SGX-ST or, as the case
 may be, other exchange] in accordance with any equal
 access scheme(s), as determined or formulated by the
 Directors as they consider fir, which scheme(s)
shall satisfy all the conditions prescribed by the
Companies Act, in the case of a market purchase of a
share 105% of the average closing market price of the
 shares and in case of an off-market purchase of a
share pursuant to an equal access scheme, 110% of the
 average closing market price of the shares and
authorize the Directors of the Company and/or any of
them to do all such acts and things deemed necessary
to give effect to this Resolution; [Authority expires
 the earlier of the next AGM of the Company or the
date by which the next AGM of the Company is required

PROPOSAL #2.: Approve, for the purposes of Rule 10.14                      ISSUER          YES          FOR               FOR
 of the ASX Listing rules, the participation by the
Relevant Person in the Relevant Period specified in
paragraph 3.2 of the Circular to the shareholders and
 the CUFS holders dated 26 JUN 2008 [the Circular] in
 the SingTel Performance Share Plan, on the specified
 terms

PROPOSAL #S.3: Amend Articles 93, 97, 98 and 103 of                        ISSUER          YES          FOR               FOR
the Articles of the Association of the Company as
specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINO LAND CO LTD
  TICKER:                N/A             CUSIP:     Y80267126
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
financial statements and the Directors' and
Independent Auditor's reports for the YE 30 JUN 2008

PROPOSAL #2.: Declare a final dividend of HKD 0.3 per                      ISSUER          YES          FOR               FOR
 ordinary share with an option for scrip dividend

PROPOSAL #3.i: Re-elect Mr. Adrian David Li Man-Kiu                        ISSUER          YES        AGAINST           AGAINST
as a Director

PROPOSAL #3.ii: Re-elect Dr. Fu Yuning as a Director                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.iii: Re-elect Mr. Daryl Ng Win Kong as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.iv: Re-elect Mr. Ringo Chan Wing Kwong as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #3.v: Re-elect Mr. Sunny Yeung Kwong as a                         ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.vi: Authorize the Board to fix the                             ISSUER          YES          FOR               FOR
Directors' remuneration

PROPOSAL #4.: Re-appoint Deloitte Touche Tohmatsu as                       ISSUER          YES          FOR               FOR
the Auditor for the ensuing year and authorize the
Board to fix their remuneration

PROPOSAL #5.i: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 during the relevant period of all powers of the
Company, to repurchase shares of the Company on the
Stock Exchange of Hong Kong Limited [the Stock
Exchange] or any other Stock Exchange on which the
shares of the Company may be listed and recognized by
 the Securities and Futures Commission and the Stock
Exchange for this purposes, subject to and in
accordance with all applicable Laws and requirements
of the Rules Governing the Listing of Securities on
the Stock Exchange or of any other Stock Exchange as
amended from time to time, not exceeding 10% of the
aggregate nominal amount of the share capital of the
Company; and [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is to be held by law]

PROPOSAL #5.ii: Authorize the Directors of the                             ISSUER          YES        AGAINST           AGAINST
Company to allot, issue and deal with additional
shares of the Company, to allot, issue or grant
securities of the Company, including bonds,
debentures and notes convertible into shares of the
Company and make or grant offers, agreements and
options during and after the relevant period, not
exceeding 20% of the aggregate nominal amount of the
share capital of the Company and in addition to any
shares which may be issued on the exercise of the
subscription rights under the Company's warrants or
pursuant to any scrip dividend scheme or pursuant to
a rights issue or pursuant to the exercise of any
Share Option Scheme adopted by the Company or
pursuant to any rights of conversion under any
existing convertible bonds, debentures or notes of
the Company, and provided further that these powers
of the Directors and this general mandate shall be
subject to the restrictions that the aggregate
nominal amount of shares allotted or agreed to be
allotted or issued pursuant thereto; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM of the Company is required

PROPOSAL #5.iii: Approve, conditional upon the                             ISSUER          YES        AGAINST           AGAINST
passing of Resolutions 5(i) and 5(ii) above being
passed, the aggregate nominal amount of the shares
which are repurchased by the Company under the
authority granted pursuant to Resolution 5(i) [up to
a maximum of 10% of the aggregate nominal amount of
the share capital of the Company in issue as at the
date of this resolution], to the aggregate nominal
amount of the share capital of the Company that may
be allotted pursuant to Resolution 5(ii)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SKY CITY ENTERTAINMENT GROUP LTD
  TICKER:                N/A             CUSIP:     Q8513Z115
  MEETING DATE:          10/31/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Sir. Dryden Spring as a                             ISSUER          YES          FOR               FOR
Director, who retires from office at the meeting

PROPOSAL #2.: Elect Mr. Peter Cullinane as a                               ISSUER          YES          FOR               FOR
Director, who retires from office at the meeting

PROPOSAL #3.: Elect Ms. Jane Freeman as a Director,                        ISSUER          YES          FOR               FOR
who retires from office at the meeting

PROPOSAL #4.: Approve the issue by Directors to Mr.                        ISSUER          YES          FOR               FOR
Nigel Morrison, Chief Executive Officer of the
Company, on or before 30 OCT 2011, of in aggregate up
 to 2,000,000 share rights under the long term
incentive plan, on the terms and conditions as
specified

PROPOSAL #5.: Authorize the increase in the total                          ISSUER          YES          FOR               FOR
Directors' fees from NZD 750,000 plus GST for each
FY, to NZD 950,000 plus GST for each FY, being an
increase of NZD 200,000 plus GST, and that such
increase take effect from 01 JUL 2008

PROPOSAL #6.: Authorize the Directors to fix the fees                      ISSUER          YES          FOR               FOR
 and expenses of the Auditor of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SMC CORPORATION
  TICKER:                N/A             CUSIP:     J75734103
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint Accounting Auditors                                  ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve Provision of Retirement                              ISSUER          YES        AGAINST           AGAINST
Allowance for Retiring Directors and Retiring
Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SOFTBANK CORP.
  TICKER:                N/A             CUSIP:     J75963108
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.4: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SOJITZ CORPORATION
  TICKER:                N/A             CUSIP:     J7608R101
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SOMPO JAPAN INSURANCE INC.
  TICKER:                N/A             CUSIP:     J7620T101
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SONIC HEALTHCARE LIMITED
  TICKER:                N/A             CUSIP:     Q8563C107
  MEETING DATE:          11/20/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Peter Campbell as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with Article 71 of the Company's Constitution

PROPOSAL #2.: Re-elect Mr. Lou Panaccio as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires in accordance with
Article 71 of the Company's Constitution

PROPOSAL #3.: Re-elect Mr. Chris Wilks as a Director                       ISSUER          YES        AGAINST           AGAINST
of the Company, who retires in accordance with
Article 71 of the Company's Constitution

PROPOSAL #4.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
FYE 30 JUN 2008

PROPOSAL #5.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
Listing Rule 7.4 to the issue by the Company on 10
OCT of 4,939,366 ordinary shares to the underwriter
of the Dividend Reinvestment Plan of the Company
[DRP] in relation to the 2008 final dividend of the

PROPOSAL #6.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
Listing Rule 7.2 and all other purposes, the issue of
 options, and shares following the valid exercise of
such options, under and in accordance with the terms
of the Sonic Healthcare Limited Employee Option Plan

PROPOSAL #7.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
Listing Rule 10.14 and all other purposes, the issue
to, and the acquisition by Dr. Colin Goldschmidt of
1,750,000 options under the Sonic Health Care Limited
 Employee Option Plan and subsequently up to
1,750,000 ordinary shares in the Company following
the valid exercise of any such options subject to the
 terms and conditions as specified

PROPOSAL #8.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
Listing Rule 10.14 and all other purposes, the issue
to, and the acquisition by Mr. Chris Wilks of 875,000
 options under the Sonic Health Care Limited Employee
 Option Plan and subsequently up to 875,000 ordinary
shares in the Company following the valid exercise of
 any such options subject to the terms and conditions
 as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SONY CORPORATION
  TICKER:                N/A             CUSIP:     J76379106
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve Issuance of Share Acquisition                        ISSUER          YES          FOR               FOR
Rights as Stock Options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SONY FINANCIAL HOLDINGS INC.
  TICKER:                N/A             CUSIP:     J76337104
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SQUARE ENIX HOLDINGS CO.,LTD.
  TICKER:                N/A             CUSIP:     J7659R109
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ST.GEORGE BANK LTD, KOGARAH
  TICKER:                N/A             CUSIP:     Q8757F106
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Share Scheme                                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ST.GEORGE BANK LTD, KOGARAH
  TICKER:                N/A             CUSIP:     Q8757F106
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the amendment to the Company's                       ISSUER          YES          FOR               FOR
Constitution regarding removal of the 10% limit on
shareholding

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ST.GEORGE BANK LTD, KOGARAH
  TICKER:                N/A             CUSIP:     Q8757F106
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, pursuant to and in accordance                       ISSUER          YES          FOR               FOR
with section 411 of the Corporations Act 2001 [Cth],
the scheme of arrangement proposed between St. George
 Bank Limited and the holders of its non-cumulative,
redeemable and convertible preference shares known as
 Saints, as specified and authorize the Board of
Directors of St. George Bank Limited to agree to such
 alterations or conditions as are thought fit by the
court and subject to approval of the scheme of
arrangement by the court, to implement the scheme of
arrangement with any such alterations or conditions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ST.GEORGE BANK LTD, KOGARAH
  TICKER:                N/A             CUSIP:     Q8757F106
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Option scheme                                    ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STANLEY ELECTRIC CO.,LTD.
  TICKER:                N/A             CUSIP:     J76637115
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STOCKLAND, SYDNEY NSW
  TICKER:                N/A             CUSIP:     Q8773B105
  MEETING DATE:          10/21/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual financial report,                         ISSUER          NO           N/A               N/A
including the Directors' report and the financial
statements for the YE 30 JUN 2008, together with the
Independent Auditor's report

PROPOSAL #2.: Re-elect Mr. Peter Scott as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires in accordance with the
Company's Constitution

PROPOSAL #3.: Approve the Company's remuneration                           ISSUER          YES          FOR               FOR
report for the FYE 30 JUN 2008

PROPOSAL #4.: Approve, for all purposes under the                          ISSUER          YES          FOR               FOR
Corporations Act and the Listing Rules of ASX Limited
 for: a] the participation in the Stockland
Performance Rights Plan by Mr. M. Quinn, Managing
Director as to 723,000 performance rights; and b] the
 acquisition accordingly by Mr. M. Quinn of those
performance rights and, in consequence of vesting of
those performance rights, of Stockland Stapled
Securities, in accordance with the Stockland
Performance Rights Plan Rules as amended from time to
 time and on the basis as specified

PROPOSAL #5.: Approve for, all purposes under the                          ISSUER          YES          FOR               FOR
Corporations Act and the Listing Rules of ASX Limited
 for: a] the participation in the Stockland
Performance Rights Plan by Mr. H. Thorburn, the
Finance Director as to 296,000 performance rights;
and b] the acquisition accordingly by Mr. H. Thorburn
 of those performance rights and, in consequence of
vesting of those performance rights, of Stockland
Stapled Securities, in accordance with the Stockland
Performance Rights Plan Rules as amended from time to
 time and on the basis as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMCO CORPORATION
  TICKER:                N/A             CUSIP:     J76896109
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.5: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Approve Retirement Allowance for                              ISSUER          YES          FOR               FOR
Retiring Corporate Officers, and Payment of Accrued
Benefits associated with Abolition of Retirement
Benefit System for Current Corporate Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMITOMO CHEMICAL COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J77153120
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMITOMO CORPORATION (SUMITOMO SHOJI KAISHA,LTD.)
  TICKER:                N/A             CUSIP:     J77282119
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to : Approve Minor                            ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve Issuance of New Share                                ISSUER          YES          FOR               FOR
Acquisition Rights in the Form of Stock Options to
the Company's Directors

PROPOSAL #7.: Approve Issuance of New Share                                ISSUER          YES          FOR               FOR
Acquisition Rights in the Form of Stock Options
Scheme for a Stock-Linked Compensation Plan to the
Company's Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMITOMO ELECTRIC INDUSTRIES,LTD.
  TICKER:                N/A             CUSIP:     J77411114
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.: Appoint a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMITOMO HEAVY INDUSTRIES,LTD.
  TICKER:                N/A             CUSIP:     J77497113
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to (1): Approve Minor                         ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.: Amend Articles to (2): Increase                              ISSUER          YES          FOR               FOR
Authorized Capital to 1,800,000,000 shs.

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMITOMO METAL INDUSTRIES,LTD.
  TICKER:                N/A             CUSIP:     J77669133
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the Continuation of the Policy                       ISSUER          YES        AGAINST           AGAINST
toward Large-scale Purchases of the Company Shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMITOMO METAL MINING CO.,LTD.
  TICKER:                N/A             CUSIP:     J77712123
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMITOMO MITSUI FINANCIAL GROUP,INC.
  TICKER:                N/A             CUSIP:     J7771X109
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to:  Allow Use of                             ISSUER          YES          FOR               FOR
Electronic Systems for Public Notifications, Approve
Minor Revisions Related to Dematerialization of
Shares and the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.4: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve Provision of Retirement                              ISSUER          YES        AGAINST           AGAINST
Allowance for Retiring Directors and Retiring
Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMITOMO REALTY & DEVELOPMENT CO.,LTD.
  TICKER:                N/A             CUSIP:     J77841112
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                             ISSUER          YES          FOR               FOR
Earnings
PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMITOMO RUBBER INDUSTRIES,LTD.
  TICKER:                N/A             CUSIP:     J77884112
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to the Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUN HUNG KAI PROPERTIES LTD
  TICKER:                N/A             CUSIP:     Y82594121
  MEETING DATE:          12/4/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the reports of the Directors and the
Auditors for the YE 30 JUN 2008

PROPOSAL #2.: Declare the final dividend                                   ISSUER          YES          FOR               FOR

PROPOSAL #3.I.A: Re-elect Madam Kwong Siu-Hing as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.I.B: Re-elect Dr. Cheung Kin-Tung, Marvin                      ISSUER          YES          FOR               FOR
 as a Director

PROPOSAL #3.I.C: Re-elect Dr. Lee Shau-Kee as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.I.D: Re-elect Mr. Kwok Ping-Sheung,                            ISSUER          YES          FOR               FOR
Walter as a Director

PROPOSAL #3.I.E: Re-elect Mr. Kwok Ping-Luen, Raymond                      ISSUER          YES          FOR               FOR
 as a Director

PROPOSAL #3.I.F: Re-elect Mr. Chan Kai-Ming as a                           ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.I.G: Re-elect Mr. Wong Yick-Kam, Michael                       ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #3.I.H: Re-elect Mr. Wong Chik-Wing, Mike as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #3.II: Approve to fix the Directors' fees                         ISSUER          YES          FOR               FOR
[the proposed fees to be paid to each Director, each
Vice Chairman and the Chairman for the FY ending 30
JUN 2009 are HKD100,000, HKD110,000 and HKD120,000
respectively]

PROPOSAL #4.: Re-appoint the Auditors and authorize                        ISSUER          YES          FOR               FOR
the Board of Directors to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
[the Directors] during the relevant period to
repurchase shares of the Company and the aggregate
nominal amount of the shares which may be repurchased
 on The Stock Exchange of Hong Kong Limited or any
other stock exchange recognized for this purpose by
the Securities and Futures Commission of Hong Kong
and The Stock Exchange of Hong Kong Limited under the
 Hong Kong Code on Share Repurchases pursuant to the
approval in this resolution shall not exceed 10% of
the aggregate nominal amount of the share capital of
the Company in issue at the date of passing this
resolution; [Authority expires at the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by its Articles of
Association or by the laws of Hong Kong to be held]

PROPOSAL #6.: Authorize the Directors, subject to                          ISSUER          YES        AGAINST           AGAINST
this resolution, to allot, issue and deal with
additional shares in the capital of the Company and
to make or grant offers, agreements, options and
warrants which might require during and after the end
 of the relevant period and the aggregate nominal
amount of share capital allotted or agreed
conditionally or unconditionally to be allotted
[whether pursuant to an option or otherwise] by the
Directors pursuant to the approval in this
resolution, otherwise than pursuant to, i) a rights
issue, ii) any option scheme or similar arrangement
for the time being adopted for the grant or issue to
Officers and/or Employees of the Company and/or any
of its subsidiaries of shares or rights to acquire
shares of the Company, iii) any scrip dividend or
similar arrangement providing for the allotment of
shares in lieu of the whole or part of a dividend on
shares of the Company in accordance with the Articles
 of Association of the Company, shall not exceed the
aggregate of: 10% ten per cent of the aggregate
nominal amount of the share capital of the Company in
 issue at the date of passing this resolution plus;
[if the Directors are so authorized by a separate
ordinary resolution of the shareholders of the
Company] the nominal amount of share capital of the
Company repurchased by the Company subsequent to the
passing of this resolution [up to a maximum
equivalent to 10% of the aggregate nominal amount of
the share capital of the Company in issue at the date
 of passing this resolution], and the said approval
shall be limited accordingly; [Authority expires at
the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by its
Articles of Association or by the laws of Hong Kong

PROPOSAL #7.: Authorize the Directors to exercise the                      ISSUER          YES        AGAINST           AGAINST
 powers of the Company referred to Resolution 6
convening this meeting in respect of the share
capital of the Company referred to in such resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUNCORP METWAY LTD, SPRING HILL QLD
  TICKER:                N/A             CUSIP:     Q8802S103
  MEETING DATE:          10/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial                        ISSUER          NO           N/A               N/A
report and the reports of the Directors and the
Auditor for the YE 30 JUN 2008

PROPOSAL #2.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008

PROPOSAL #3.a: Re-elect Mr. W.J. Bartlett as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with the Clause 14(3) of the Company's Constitution

PROPOSAL #3.b: Re-elect Mr. C. Skilton as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires in accordance with the
Clause 14(3) of the Company's Constitution

PROPOSAL #3.c: Re-elect Dr. Z.E. Switkowski as a                           ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with the Clause 14(3) of the Company's Constitution

PROPOSAL #S.4: Adopt, the constitution tabled at the                       ISSUER          YES          FOR               FOR
meeting in substitution for and to the exclusion of
the Company's current Constitution effective from the
 close of the meeting

PROPOSAL #5.a: Approve to issue of 15,924,605 shares                       ISSUER          YES          FOR               FOR
to the parties, for the purposes and on the terms as
specified

PROPOSAL #5.b: Approve to issue of 7,350,000                               ISSUER          YES          FOR               FOR
Convertible Preference Shares [CPS] to the parties,
for the purposes and on the terms as specified

PROPOSAL #5.c: Approve to issue of 13,539,048 shares                       ISSUER          YES          FOR               FOR
to the parties, for the purposes and on the terms as
specified

PROPOSAL #5.d: Approve to issue of 23,117,956 shares                       ISSUER          YES          FOR               FOR
to the parties, for the purposes and on the terms as
specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SURUGA BANK LTD.
  TICKER:                N/A             CUSIP:     J78400108
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve Issuance of Share Acquisition                        ISSUER          YES          FOR               FOR
Rights as Stock Options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUZUKEN CO.,LTD.
  TICKER:                N/A             CUSIP:     J78454105
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Allow Use of                              ISSUER          YES          FOR               FOR
Electronic Systems for Public Notifications, Approve
Minor Revisions Related to Dematerialization of
Shares and the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUZUKI MOTOR CORPORATION
  TICKER:                N/A             CUSIP:     J78529138
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SWIRE PAC LTD
  TICKER:                N/A             CUSIP:     Y83310105
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Declare a final dividends                                    ISSUER          YES          FOR               FOR

PROPOSAL #2.A: Re-elect Mr. C. D. Pratt as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #2.B: Re-elect Mr. P. N. L. Chen as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #2.C: Re-elect Mr. D. Ho as a Director                            ISSUER          YES          FOR               FOR

PROPOSAL #2.D: Re-elect Mr. J. W. J. Hughes-Hallett                        ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #2.E: Re-elect Mr. C. K. M. Kwok as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #2.F: Re-elect Mr. M. M. T. Yang as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #2.G: Re-elect Mr. P. A. Kilgour as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #2.H: Re-elect Mr. M. B. Swire as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors and authorize the Directors to fix their
 remuneration

PROPOSAL #4.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 during the relevant period to make on-market share
repurchases [within the meaning of the code on share
repurchases] the aggregate nominal amount of any
class of the Company's shares which may be
repurchased pursuant to the this resolution above
shall not exceed 10 % of the aggregate nominal amount
 of the shares of that class in issue at the date of
passing this Resolution; and [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by Law to be

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 during the Relevant Period to allot, issue and deal
with additional shares and to make or grant offers,
agreements and options which will or might require
the exercise of such powers during or after the end
of the Relevant Period, the aggregate nominal amount
of shares of any class allotted or agreed
conditionally or unconditionally to be allotted
[whether pursuant to an option or otherwise] by the
Directors pursuant to the approval in this
resolution, otherwise than pursuant to (i) a rights
Issue or (ii) any scrip dividend or similar
arrangement providing for the allotment of shares in
lieu of the whole or part of a dividend on shares,
shall not exceed the aggregate of 20 % of the
aggregate nominal amount of the shares of that class
in issue at the date of passing this Resolution
provided that the aggregate nominal amount of the
shares of any class so allotted [or so agreed
conditionally or unconditionally to be allotted]
pursuant to this resolution wholly for cash shall not
 exceed 5 % of the aggregate nominal amount of the
shares of that class in issue at the date of passing
this Resolution; and [Authority expires the earlier
of the conclusion of the next AGM of the Company or
the expiration of the period within which the next

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                T&D HOLDINGS, INC.
  TICKER:                N/A             CUSIP:     J86796109
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TABCORP HLDGS LTD
  TICKER:                N/A             CUSIP:     Q8815D101
  MEETING DATE:          10/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial                        ISSUER          NO           N/A               N/A
statements and the reports of the Directors and the
Auditor in respect of the YE 30 JUN 2008

PROPOSAL #2.A: Re-elect Ms. Paula Dwyer as a Director                      ISSUER          YES          FOR               FOR
 of the Company, retires in accordance with the
constitution of the Company

PROPOSAL #2.B: Elect Mr. John O'Neill as a Director                        ISSUER          YES          FOR               FOR
of the Company, retires in accordance with the
constitution of the Company

PROPOSAL #2.C: Elect Mrs. Jane Hemstritch as a                             ISSUER          YES          FOR               FOR
Director of the Company, retires in accordance with
the constitution of the Company

PROPOSAL #2.D: Elect Mr. Brett Paton as a Director of                      ISSUER          YES          FOR               FOR
 the Company, retires in accordance with the
constitution of the Company

PROPOSAL #3.: Adopt the remuneration report [which                         ISSUER          YES          FOR               FOR
forms part of the Directors' report] in respect of
the YE 30 JUN 2008

PROPOSAL #4.: Approve to grant the number of                               ISSUER          YES          FOR               FOR
Performance Rights determined based on the formula
1,500,000 divided by the Fair Market Value of a
performance right to the Managing Director and Chief
Executive Officer of the Company, Mr. Elmer Funke
Kupper, under the Tabcorp Long Term Performance Plan
as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAIHEIYO CEMENT CORPORATION
  TICKER:                N/A             CUSIP:     J7923L110
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Change Company's                          ISSUER          YES          FOR               FOR
Location to Minato-ku, Approve Minor Revisions
Related to Dematerialization of Shares and the Other
Updated Laws and Regulations

PROPOSAL #2.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAISEI CORPORATION
  TICKER:                N/A             CUSIP:     J79561130
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Change Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAISHO PHARMACEUTICAL CO.,LTD.
  TICKER:                N/A             CUSIP:     J79819108
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAIYO NIPPON SANSO CORPORATION
  TICKER:                N/A             CUSIP:     J55440119
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAKASHIMAYA COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J81195125
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to : Approve Minor                            ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAKEDA PHARMACEUTICAL COMPANY LIMITED
  TICKER:                N/A             CUSIP:     J8129E108
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAKEFUJI CORPORATION
  TICKER:                N/A             CUSIP:     J81335101
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                             ISSUER          YES          FOR               FOR
Earnings
PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

PROPOSAL #6: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TATTS GROUP LTD
  TICKER:                N/A             CUSIP:     Q8852J102
  MEETING DATE:          11/19/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Chairman and the Chief Executive                             ISSUER          NO           N/A               N/A
presentations

PROPOSAL #2.: Receive and consider the financial                           ISSUER          NO           N/A               N/A
report for the Company and its controlled entities
for the period ended 30 JUN 2008 together with the
Directors' report and the Auditor's Report as
specified in the annual report

PROPOSAL #3.a: Re-elect Mr. Julien Playoust as a                           ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with the Constitution

PROPOSAL #3.b: Re-elect Mr. Kevin Seymour as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with the Constitution

PROPOSAL #4.: Adopt the remuneration report forming                        ISSUER          YES          FOR               FOR
part of the Directors' report for the period ended 30
 JUN 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TDK CORPORATION
  TICKER:                N/A             CUSIP:     J82141136
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Adopt
Reduction of Liability System for Outside Directors,
Adopt Reduction of Liability System for Outside
Auditors

PROPOSAL #3.: Approve the Plan for an Incorporation-                       ISSUER          YES          FOR               FOR
Type Company Split

PROPOSAL #4.: Approve Issuance of Share Acquisition                        ISSUER          YES          FOR               FOR
Rights as Stock Options

PROPOSAL #5.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #6.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #7.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TEIJIN LIMITED
  TICKER:                N/A             CUSIP:     J82270117
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

PROPOSAL #5.: Approve Renewal of Countermeasures to                        ISSUER          YES        AGAINST           AGAINST
Large-Scale Acquisitions of the Company's Shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELECOM CORPORATION OF NEW ZEALAND LTD
  TICKER:                N/A             CUSIP:     Q89499109
  MEETING DATE:          10/2/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors to fix the                           ISSUER          YES          FOR               FOR
remuneration of the Auditors

PROPOSAL #2.: Re-elect Mr. Rod McGeoch as a Director                       ISSUER          YES          FOR               FOR
of Telecom

PROPOSAL #3.: Re-elect Mr. Kevin Roberts as a                              ISSUER          YES          FOR               FOR
Director of Telecom

PROPOSAL #4.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                       ISSUER          YES        AGAINST             FOR
PROPOSAL: Elect Mr. Mark Cross as a Director of

PROPOSAL #5.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                       ISSUER          YES        AGAINST             FOR
PROPOSAL: Elect Mr. Mark Tume as a Director of Telecom

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELEVISION BROADCASTS LTD
  TICKER:                N/A             CUSIP:     Y85830100
  MEETING DATE:          5/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited financial statements,                      ISSUER          YES          FOR               FOR
 the Directors' report and the Independent Auditors'
report for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.i: Re-elect Ms. Mona Fong as a retiring                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.ii: Re-elect Mrs. Christina Lee Look Ngan                      ISSUER          YES          FOR               FOR
 Kwan as a retiring Director

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors of the Company and authorize the
Directors to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 subject to this resolution, in substitution of all
previous authorities, during or after the relevant
period, to allot, issue and deal with unissued shares
 in the capital of the Company and to make or grant
offers, agreements, options and other rights or issue
 securities, which might require the exercise of such
 powers, the aggregate nominal amount of share
capital allotted or agreed conditionally or
unconditionally to be allotted or issued [whether
pursuant to an option or otherwise] by the Directors
of the Company, otherwise than pursuant to i) a
rights Issue; or ii) any scrip dividend or similar
arrangement providing for allotment of shares in lieu
 of the whole or part of a dividend on the ordinary
shares in the Company [such ordinary shares being
defined in this and the following Resolution 6,
shares] in accordance with the Articles of
Association of the Company, shall not exceed the
aggregate of: i) 10% of the aggregate nominal amount
of the share capital of the Company in issue at the
date of passing of this resolution; and ii) [if the
Directors of the Company are so authorized by a
separate ordinary resolution of the shareholders of
the Company] the nominal amount of any share capital
of the Company repurchased by the Company subsequent
to the passing of this resolution [up to a maximum
equivalent to 10% of the aggregate nominal amount of
the share capital of the Company in issue at the date
 of passing of this resolution]; [Authority expires
the earlier of the conclusion of the next AGM of the
Company or the expiry of the period within which the
next AGM of the Company is required by the Articles
of Association of the Company or any other applicable

PROPOSAL #6.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 subject to this resolution, during the relevant
period of all powers of the Company to purchase
shares on the Stock Exchange of Hong Kong Limited or
any other Stock Exchange on which the shares may be
listed and recognized by the Securities and Futures
Commission and the Stock Exchange of Hong Kong
Limited; the aggregate nominal amount of shares which
 may be purchased by the Company pursuant to this
resolution shall not exceed 10% of the aggregate
nominal amount of the issued share capital of the
Company at the date of passing of this resolution;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiry of the
period within which the next AGM of the Company is
required by the Articles or any other applicable law

PROPOSAL #7.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to exercise the powers of the Company referred to in
paragraph (a) of Resolution (5) above in respect of
the share capital of the Company referred to in
paragraph (c)(ii) of Resolution (5)

PROPOSAL #8.: Approve the period of 30 days during                         ISSUER          YES          FOR               FOR
which the Company's register of Members may be closed
 under Section 99(1) of the Companies Ordinance
during the calendar year 2009, be extended, pursuant
to Section 99(2) of the Companies Ordinance, to 60

PROPOSAL #S.9: Amend the Articles 2, 53, 65, 66, 68,                       ISSUER          YES          FOR               FOR
73, 74, 75, 76, 77, 86, 86A, 89, 93, 106, 108, 109,
111, 113, 114, 119, 171 and 176 of the Articles of
Association of the Company as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELSTRA CORP LTD
  TICKER:                N/A             CUSIP:     Q8975N105
  MEETING DATE:          11/21/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Chairman and Company Executive Officer                       ISSUER          NO           N/A               N/A
presentations

PROPOSAL #2.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
FYE 30 JUN 2008

PROPOSAL #3.: To discuss the Company's financial                           ISSUER          NO           N/A               N/A
statements and reports for the YE 30 JUN 2008

PROPOSAL #S.4: Adopt the Constitution tabled at the                        ISSUER          YES          FOR               FOR
meeting and signed by the Chairman of the meeting for
 the purposes of identification, as the Constitution
of the Company in place of the present Constitution,
with effect from the close of the meeting

PROPOSAL #5.a: Elect  Mr. John Mullen as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #5.b: Re-elect Ms. Catherine Livingstone as                       ISSUER          YES          FOR               FOR
a Director, who retires by rotation

PROPOSAL #5.c: Re-elect Mr. Donald McGauchie as a                          ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.d: Elect Mr. John Stewart as a Director                        ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TERUMO CORPORATION
  TICKER:                N/A             CUSIP:     J83173104
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

PROPOSAL #6: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE 77 BANK,LTD.
  TICKER:                N/A             CUSIP:     J71348106
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Retirement Allowance for                             ISSUER          YES        AGAINST           AGAINST
Retiring Directors, and Payment of Accrued Benefits
associated with Abolition of Retirement Benefit
System for Current Corporate Officers

PROPOSAL #5.: Setting of the Amount for Directors'                         ISSUER          YES          FOR               FOR
Stock Remuneration-Type of Stock Options and Content
Thereof

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE BANK OF KYOTO,LTD.
  TICKER:                N/A             CUSIP:     J03990108
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE BANK OF YOKOHAMA,LTD.
  TICKER:                N/A             CUSIP:     J04242103
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE CHIBA BANK,LTD.
  TICKER:                N/A             CUSIP:     J05670104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Provision of Retirement                              ISSUER          YES        AGAINST           AGAINST
Allowance for Retiring Directors and Retiring
Corporate Auditors

PROPOSAL #6.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE CHUGOKU BANK,LIMITED
  TICKER:                N/A             CUSIP:     J07014103
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

PROPOSAL #6: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors

PROPOSAL #7: Approve Payment of Accrued Benefits                           ISSUER          YES        AGAINST           AGAINST
associated with Abolition of Retirement Benefit
System for Current Corporate Officers

PROPOSAL #8: Amend the Compensation to be received by                      ISSUER          YES          FOR               FOR
 Directors and Corporate Auditors

PROPOSAL #9: Authorize Use of Stock Option Plan for                        ISSUER          YES          FOR               FOR
Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE CHUGOKU ELECTRIC POWER COMPANY,INCORPORATED
  TICKER:                N/A             CUSIP:     J07098106
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Shareholder's Proposal: Amend Articles                        ISSUER          YES        AGAINST             FOR
to Ban Newly Building Nuclear Power Facilities

PROPOSAL #5: Shareholder's Proposal: Amend Articles                        ISSUER          YES        AGAINST             FOR
to Abolish Use of Nuclear Fuels

PROPOSAL #6: Shareholder's Proposal: Amend Articles                        ISSUER          YES        AGAINST             FOR
to Add Provisions About Transition Into Sustainable
Energy Generation

PROPOSAL #7: Shareholder's Proposals: Appoint a                            ISSUER          YES        AGAINST             FOR
Director

PROPOSAL #8: Shareholder's Proposals: Appoint a                            ISSUER          YES        AGAINST             FOR
Corporate Auditor

PROPOSAL #9: Shareholder's Proposals: Approve                              ISSUER          YES        AGAINST             FOR
Appropriation of Profits

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE FURUKAWA ELECTRIC CO.,LTD.
  TICKER:                N/A             CUSIP:     J16464117
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE GUNMA BANK,LTD.
  TICKER:                N/A             CUSIP:     J17766106
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Reduce Term
of Office of Directors to One Year

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

PROPOSAL #5.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE HACHIJUNI BANK,LTD.
  TICKER:                N/A             CUSIP:     J17976101
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE HIROSHIMA BANK,LTD.
  TICKER:                N/A             CUSIP:     J03864105
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Retiring Directors and Corporate

PROPOSAL #6: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE IYO BANK,LTD.
  TICKER:                N/A             CUSIP:     J25596107
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE JAPAN STEEL WORKS,LTD.
  TICKER:                N/A             CUSIP:     J27743103
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE JOYO BANK,LTD.
  TICKER:                N/A             CUSIP:     J28541100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Approve Retirement Allowance for                              ISSUER          YES        AGAINST           AGAINST
Retiring Directors and Corporate Auditors, and
Payment of Accrued Benefits associated with Abolition
 of Retirement Benefit System for Current Directors
and Corporate Auditors

PROPOSAL #6: Approve Details of Compensation as Stock                      ISSUER          YES          FOR               FOR
 Options for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE KANSAI ELECTRIC POWER COMPANY,INCORPORATED
  TICKER:                N/A             CUSIP:     J30169106
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications, Reduce
Term of Office of Directors to One Year

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4: Shareholder's Proposal: Approve                               ISSUER          YES        AGAINST             FOR
Appropriation of Profits

PROPOSAL #5: Shareholder's Proposal: Remove a Director                     ISSUER          YES        AGAINST             FOR

PROPOSAL #6: Shareholder's Proposal: Amend Articles                        ISSUER          YES        AGAINST             FOR
to Reduce Maximum Board Size to 8, and Include One
Director from the Nuclear Blast Victims Labor Movement

PROPOSAL #7: Shareholder's Proposal: Amend Articles                        ISSUER          YES        AGAINST             FOR
to Prohibit Use of Nuclear Power

PROPOSAL #8: Shareholder's Proposal: Amend Articles                        ISSUER          YES        AGAINST             FOR
to Require Establishment of a Remuneration Committee
Comprised of a Majority of Outside Directors, and
Require Disclosure of Individual Remunerations

PROPOSAL #9: Shareholder's Proposal:  Amend Articles                       ISSUER          YES        AGAINST             FOR
to Investigate Nuclear Fuel Reprocessing in
Coordination with Outside Experts

PROPOSAL #10: Shareholder's Proposal:  Amend Articles                      ISSUER          YES        AGAINST             FOR
 to Investigate Plutonium Management and Prohibit the
 Use of Plutonium

PROPOSAL #11: Shareholder's Proposal:  Amend Articles                      ISSUER          YES        AGAINST             FOR
 to Provide a Report on Alternative Energy Sources
Created in Coordination with Outside Experts

PROPOSAL #12: Shareholder's Proposal:  Amend Articles                      ISSUER          YES        AGAINST             FOR
 to Base All Operations on Global CSR Standards

PROPOSAL #13: Shareholder's Proposal:  Amend Articles                      ISSUER          YES        AGAINST             FOR
 to Require All Minutes from Shareholders Meetings to
 Correctly Reflect All Statements and Be Distributed
Via the Internet

PROPOSAL #14: Shareholder's Proposal:  Amend Articles                      ISSUER          YES        AGAINST             FOR
 to Reduce Maximum Board Size to 12

PROPOSAL #15: Shareholder's Proposal: Amend Articles                       ISSUER          YES        AGAINST             FOR
to Reduce Maximum Auditors Board Size to 6, and
Include 2 Members of an Environmental Protection NGO

PROPOSAL #16: Shareholder's Proposal: Amend Articles                       ISSUER          YES        AGAINST             FOR
to Proactively Implement Environmental Policies
Across the Group

PROPOSAL #17: Shareholder's Proposal: Amend Articles                       ISSUER          YES        AGAINST             FOR
to Promote a Shift from Nuclear Power to Natural

PROPOSAL #18: Shareholder's Proposal: Amend Articles                       ISSUER          YES        AGAINST             FOR
to Prioritize Improvements to the Labor Environment
for Employees and Consumers/Local Populus

PROPOSAL #19: Shareholder's Proposal: Amend Articles                       ISSUER          YES        AGAINST             FOR
to Prioritize Capital Investment in Utility
Infrastructures and Securing Labor

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE LINK REAL ESTATE INVESTMENT TRUST
  TICKER:                N/A             CUSIP:     Y5281M111
  MEETING DATE:          7/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To note the audited financial                                ISSUER          NO           N/A               N/A
statements of The Link Real Estate Investment Trust
[The Link REIT] together with the Auditors' report
for the FYE 31 MAR 2008

PROPOSAL #2.: To note the appointment of the Auditors                      ISSUER          NO           N/A               N/A
 of The Link REIT and the fixing of their remuneration

PROPOSAL #3.A: Re-appoint Mr. Ian David Murray                             ISSUER          YES          FOR               FOR
ROBINS, Director of The Link Management Limited, as a
 Manager of the Link REIT [the Manager], who retires
pursuant to Article 121 of the Articles of
Association of the Manager

PROPOSAL #3.B: Re-appoint Mr. Ian Keith GRIFFITHS,                         ISSUER          YES          FOR               FOR
Director of The Link Management Limited, as a Manager
 of the Link REIT [the Manager], who retires pursuant
 to Article 121 of the Articles of Association of the
 Manager

PROPOSAL #3.C: Re-appoint Professor Richard WONG Yue                       ISSUER          YES          FOR               FOR
Chim, Director of The Link Management Limited, as a
Manager of the Link REIT [the Manager], who retires
pursuant to Article 121 of the Articles of
Association of the Manager

PROPOSAL #4.A: Re-elect Dr. Patrick FUNG Yuk Bun as a                      ISSUER          YES          FOR               FOR
 Director of the Manager, who will retire by rotation
 pursuant to Article 125 of the Articles of
Association of the Manager

PROPOSAL #4.B: Re-elect Mr. Stanley KO Kam Chuen as a                      ISSUER          YES          FOR               FOR
 Director of the Manager, who will retire by rotation
 pursuant to Article 125 of the Articles of
Association of the Manager

PROPOSAL #5.: Authorize the Managers, to make on-                          ISSUER          YES          FOR               FOR
market repurchase of the units of The Link REIT on
the Stock Exchange of Hong Kong Limited, subject to
and in accordance with the trust deed constituting
The link REIT [the Trust Deed], the laws of Hong
Kong, the Code on Real Estate Investment Trusts [ the
 REIT Code] and the guidelines issued by the
Securities and Futures Commission of Hong Kong from
time to time and the terms, not exceeding 10% of the
total number of units of The Link REIT in issue at
the date of passing this resolution, as specified;
[Authority expires the earlier at the conclusion of
the next AGM of The Link REIT or the expiration of
the period within which the next AGM of the Company
is to be held by Trust Deed, the REIT Code or any

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE NISHI-NIPPON CITY BANK, LTD.
  TICKER:                N/A             CUSIP:     J56773104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Approve Purchase of Own Shares                               ISSUER          YES          FOR               FOR
(Preferred Stock)

PROPOSAL #3.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve Provision of Retirement                              ISSUER          YES        AGAINST           AGAINST
Allowance for Retiring  Directors and Retiring
Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE SHIZUOKA BANK,LTD.
  TICKER:                N/A             CUSIP:     J74444100
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE SUMITOMO TRUST AND BANKING COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J77970101
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Increase Authorized                       ISSUER          YES          FOR               FOR
Capital to 3,400,000,000 shs., Establish Articles
Related to Class 2 Preferred Shares, Class 3
Preferred Shares and Class 4 Preferred Shares and
Class Shareholders Meetings, Approve Minor Revisions
Related to Dematerialization of Shares and the Other
Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE TOKYO ELECTRIC POWER COMPANY,INCORPORATED
  TICKER:                N/A             CUSIP:     J86914108
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appropriation of Surplus                                     ISSUER          YES          FOR               FOR

PROPOSAL #2.: Partial Amendments to the Articles of                        ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #3.1: Election of a Director                                      ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Election of a Director                                      ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Election of a Director                                      ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Election of a Director                                      ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Election of a Director                                      ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Election of a Director                                      ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Election of a Director                                      ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Election of a Director                                      ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Election of a Director                                      ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Election of a Director                                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.11: Election of a Director                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Election of a Director                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Election of a Director                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Election of a Director                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Election of a Director                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Election of a Director                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Election of a Director                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Election of a Director                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Election of a Director                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.20: Election of a Director                                     ISSUER          YES          FOR               FOR

PROPOSAL #4.: Election of an Auditor                                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Shareholders' Proposals : Distribution                       ISSUER          YES        AGAINST             FOR
of Surplus

PROPOSAL #6.: Shareholders' Proposals : Partial                            ISSUER          YES        AGAINST             FOR
Amendments to the Articles of Incorporation (1)

PROPOSAL #7.: Shareholders' Proposals : Partial                            ISSUER          YES        AGAINST             FOR
Amendments to the Articles of Incorporation (2)

PROPOSAL #8.: Shareholders' Proposals : Partial                            ISSUER          YES          FOR             AGAINST
Amendments to the Articles of Incorporation (3)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THK CO.,LTD.
  TICKER:                N/A             CUSIP:     J83345108
  MEETING DATE:          6/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOBU RAILWAY CO.,LTD.
  TICKER:                N/A             CUSIP:     J84162148
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'
Rights, Reduce Term of Office of Directors to One Year

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

PROPOSAL #5: Amend the Compensation to be Received by                      ISSUER          YES          FOR               FOR
 Corporate Officers

PROPOSAL #6: Allow Board to Authorize Use of Free                          ISSUER          YES        AGAINST           AGAINST
Share Purchase Warrants as Anti-Takeover Defense
Measure

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOHO CO.,LTD
  TICKER:                N/A             CUSIP:     J84764117
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES        AGAINST           AGAINST
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions, Allow Board to
 Make Rules Governing Exercise of Shareholders' Rights

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOHO GAS CO.,LTD.
  TICKER:                N/A             CUSIP:     J84850106
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOHOKU ELECTRIC POWER COMPANY,INCORPORATED
  TICKER:                N/A             CUSIP:     J85108108
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Shareholders' Proposal : Amend Articles                      ISSUER          YES          FOR             AGAINST
 to Require Disclosure of Corporate Officer

PROPOSAL #6.: Shareholders' Proposal : Amend Articles                      ISSUER          YES        AGAINST             FOR
 to Abandon Pluthermal Plan at the Onagawa Nuclear
Power Station (Unit.3)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOKIO MARINE HOLDINGS,INC.
  TICKER:                N/A             CUSIP:     J86298106
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOKUYAMA CORPORATION
  TICKER:                N/A             CUSIP:     J86506102
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve Policy regarding Large-scale                         ISSUER          YES        AGAINST           AGAINST
Purchases of Company Shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOKYO BROADCASTING SYSTEM,INCORPORATED
  TICKER:                N/A             CUSIP:     J86656105
  MEETING DATE:          12/16/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Transfer of Operations to a                           ISSUER          YES        AGAINST           AGAINST
Wholly-Owned Subsidiary, TBS TV Inc., and Create a
Holding Company Structure

PROPOSAL #2: Amend Articles to: Change Official                            ISSUER          YES        AGAINST           AGAINST
Company Name to TOKYO BROADCASTING SYSTEM HOLDINGS,
INC., Expand Business Lines

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOKYO BROADCASTING SYSTEM,INCORPORATED
  TICKER:                N/A             CUSIP:     J86656105
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Adopt
Reduction of Liability System for Outside Directors,
  Adopt Reduction of Liability System for Outside
Auditors

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOKYO ELECTRON LIMITED
  TICKER:                N/A             CUSIP:     J86957115
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOKYO GAS CO.,LTD.
  TICKER:                N/A             CUSIP:     J87000105
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOKYO STEEL MANUFACTURING CO.,LTD.
  TICKER:                N/A             CUSIP:     J88204110
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOKYO TATEMONO CO.,LTD.
  TICKER:                N/A             CUSIP:     J88333117
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

PROPOSAL #3.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOKYU CORPORATION
  TICKER:                N/A             CUSIP:     J88720123
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOKYU LAND CORPORATION
  TICKER:                N/A             CUSIP:     J88849120
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines,  Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOLL HOLDINGS LTD, MELBOURNE VIC
  TICKER:                N/A             CUSIP:     Q9104H100
  MEETING DATE:          10/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the financial                           ISSUER          NO           N/A               N/A
statements of the Company and its controlled entities
 for the YE 30 JUN 2008 and the related Directors'
report, Directors' declaration and Auditors' report

PROPOSAL #2.: Adopt the remuneration report                                ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Re-elect Mr. Ray Horsburgh as a                              ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with the Company's constitution

PROPOSAL #4.: Elect Mr. Frank Ford as a Director of                        ISSUER          YES          FOR               FOR
the Company, who retires in accordance with the
Company's constitution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TONENGENERAL SEKIYU K.K.
  TICKER:                N/A             CUSIP:     J8657U110
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to the Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Appoint a Substitute Corporate Auditor                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6: Approve Provision of Retirement                               ISSUER          YES        AGAINST           AGAINST
Allowance for Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOPPAN PRINTING CO.,LTD.
  TICKER:                N/A             CUSIP:     J89322119
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines,  Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations,   Allow Board to Make Rules
Governing Exercise of Shareholders' Rights,  Adopt
Reduction of Liability System for Outside Auditors

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.20: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.21: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.22: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.23: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.24: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.25: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.26: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.27: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.28: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TORAY INDUSTRIES,INC.
  TICKER:                N/A             CUSIP:     J89494116
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve Provision of Retirement                              ISSUER          YES        AGAINST           AGAINST
Allowance for Retiring Directors and Retiring
Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOSHIBA CORPORATION
  TICKER:                N/A             CUSIP:     J89752117
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Renewal of the defensive measures                            ISSUER          YES        AGAINST           AGAINST
(measures against the unsolicited acquisition)

PROPOSAL #4.: Shareholders' Proposals: Amendments to                       ISSUER          YES        AGAINST             FOR
the Articles of Incorporation regarding disclosure of
 information concerning the facts in relation to
illegal activities, etc.

PROPOSAL #5.: Shareholders' Proposals: Amendments to                       ISSUER          YES        AGAINST             FOR
the Articles of Incorporation regarding exercise of
voting rights in the general meeting of shareholders

PROPOSAL #6.: Shareholders' Proposals: Amendments to                       ISSUER          YES        AGAINST             FOR
the Articles of Incorporation regarding disclosure of
 the sanction imposed on the officers (directors and
executive officers)

PROPOSAL #7.: Shareholders' Proposals: Amendments to                       ISSUER          YES        AGAINST             FOR
the Articles of Incorporation regarding disclosure of
 the facts of improper billing and unfair receipt of
the research labor expenses for the research
commissioned by the New Energy and Industrial
Technology Development Organization (NEDO)

PROPOSAL #8.: Shareholders' Proposals: Amendments to                       ISSUER          YES        AGAINST             FOR
the Articles of Incorporation regarding disclosure of
 personalized information of each director and
executive officer of the Company

PROPOSAL #9.: Shareholders' Proposals: Amendments to                       ISSUER          YES        AGAINST             FOR
the Articles of Incorporation regarding disclosure of
 personalized information of each counselor, advisor
and shayu (company friend/sympathizer) of the Company

PROPOSAL #10.: Shareholders' Proposals: Amendments to                      ISSUER          YES        AGAINST             FOR
 the Articles of Incorporation regarding disclosure
of information concerning employees who entered the
Company from the ministry or agency of government or
other public organizations

PROPOSAL #11.: Shareholders' Proposals: Amendments to                      ISSUER          YES        AGAINST             FOR
 the Articles of Incorporation regarding
establishment of a new committee for the purpose of
discovering the details of and preventing illegal
and/or improper activities

PROPOSAL #12.: Shareholders' Proposals: Amendments to                      ISSUER          YES        AGAINST             FOR
 the Articles of Incorporation regarding
semiconductor business of the Company

PROPOSAL #13.: Shareholders' Proposals: Amendments to                      ISSUER          YES        AGAINST             FOR
 the Articles of Incorporation regarding conditions
of employment for temporary employees

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOSOH CORPORATION
  TICKER:                N/A             CUSIP:     J90096116
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Substitute Corporate Auditor                      ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Substitute Corporate Auditor                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOTO LTD.
  TICKER:                N/A             CUSIP:     J90268103
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOYO SEIKAN KAISHA,LTD.
  TICKER:                N/A             CUSIP:     J92289107
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Policy regarding Large-scale                          ISSUER          YES        AGAINST           AGAINST
Purchases of Company Shares, and Allow Board to
Authorize Use of Free Share Purchase Warrants as
Anti-Takeover Defense Measure

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOYO SUISAN KAISHA,LTD.
  TICKER:                N/A             CUSIP:     J92547132
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOYODA GOSEI CO.,LTD.
  TICKER:                N/A             CUSIP:     J91128108
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'
Rights, Approve Change of Company Address Due to
Amendment to Residence Indication   to Kiyosu City

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.20: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.21: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.22: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.23: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.24: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

PROPOSAL #5: Allow Board to Authorize Use of Stock                         ISSUER          YES          FOR               FOR
Option Plan for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOYOTA BOSHOKU CORPORATION
  TICKER:                N/A             CUSIP:     J91214106
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Issuance of Share Acquisition                         ISSUER          YES          FOR               FOR
Rights as Stock Options and Allow Board to Authorize
Use of Stock Option Plan

PROPOSAL #6: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Retiring Directors and Corporate

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOYOTA INDUSTRIES CORPORATION
  TICKER:                N/A             CUSIP:     J92628106
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Adopt
Restriction to the Rights for Odd-Lot Shares, Allow
Use of Treasury Shares for Odd-Lot Purchases

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Allow Board to Authorize Use of Stock                         ISSUER          YES          FOR               FOR
Option Plan

PROPOSAL #6: Approve Provision of Retirement                               ISSUER          YES        AGAINST           AGAINST
Allowance for Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOYOTA MOTOR CORPORATION
  TICKER:                N/A             CUSIP:     J92676113
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Distribution of Surplus                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve Partial Amendment of the                             ISSUER          YES          FOR               FOR
Articles of Incorporation: Allow Use Electronic
Systems for Public Notifications, Approve Minor
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Elect a Director                                            ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Elect a Director                                            ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Elect a Director                                            ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Elect a Director                                            ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Elect a Director                                            ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Elect a Director                                            ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Elect a Director                                            ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Elect a Director                                            ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Elect a Director                                            ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.20: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.21: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.22: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.23: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.24: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.25: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.26: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.27: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.28: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.29: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Issuance of Stock Acquisition                        ISSUER          YES          FOR               FOR
Rights for the Purpose of Granting Stock Options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOYOTA TSUSHO CORPORATION
  TICKER:                N/A             CUSIP:     J92719111
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

PROPOSAL #6: Allow Board to Authorize Use of Stock                         ISSUER          YES          FOR               FOR
Option Plan, and Stock Options

PROPOSAL #7: Approve Purchase of Own Shares                                ISSUER          YES          FOR               FOR

PROPOSAL #8: Approve Provision of Retirement                               ISSUER          YES        AGAINST           AGAINST
Allowance for Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TRANSURBAN GROUP, MELBOURNE VIC
  TICKER:                N/A             CUSIP:     Q9194A106
  MEETING DATE:          10/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial reports, the                           ISSUER          NO           N/A               N/A
Directors' reports, the responsible entity's report
and the Auditors' reports contained within the
Transurban Group annual report for the YE 30 JUN 2008

PROPOSAL #2.A: Re-elect Mr. David Ryan as a Director,                      ISSUER          YES        AGAINST           AGAINST
 who retires in accordance with Rule 35[c] of the THL
 Constitution and Bye-Law 46.7 of the TIL Bye-Laws

PROPOSAL #2.B: Re-elect Ms. Susan Oliver as a                              ISSUER          YES          FOR               FOR
Director, who retires in accordance with Rule 35[c]
of the Constitution

PROPOSAL #2.C: Re-elect Mr. Christopher Renwick as a                       ISSUER          YES          FOR               FOR
Director, who retires in accordance with Rule 35[c]
of the Constitution

PROPOSAL #2.D: Re-elect Mr. Lindsay P. Maxsted as a                        ISSUER          YES          FOR               FOR
Director, who retires in accordance with rule 35[b]
of the Constitution

PROPOSAL #2.E: Re-elect Mr. James Keyes as a                               ISSUER          YES          FOR               FOR
Director, who retires in accordance with the Bye-Laws

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES        AGAINST           AGAINST
FYE 30 JUN 2008

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditor of TIL and authorize the Directors of TIL
 to determine its remuneration

PROPOSAL #5.: Approve, for the purposes of Australian                      ISSUER          YES          FOR               FOR
 Securities Exchange [ASX] Listing Rules for the
acquisition by all present and future Non-Executive
Directors of THL, TIL and Transurban Infrastructure
Management Limited [as Responsible Entity for THT]
stapled securities in THL,TIL and THT in accordance
with the rules of the Sharelink Investment Tax
Deferred Plan and the terms as specified

PROPOSAL #S.6: Approve the amendments to the THT                           ISSUER          YES          FOR               FOR
Constitution as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TREND MICRO INCORPORATED
  TICKER:                N/A             CUSIP:     J9298Q104
  MEETING DATE:          3/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Payment of Accrued Benefits                          ISSUER          YES        AGAINST           AGAINST
associated with Abolition of Retirement Benefit
System for Current Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TSUMURA & CO.
  TICKER:                N/A             CUSIP:     J93407120
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Appoint a
Supplementary Corporate Auditor

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Substitute Corporate Auditor                        ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UBE INDUSTRIES,LTD.
  TICKER:                N/A             CUSIP:     J93796100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Adopt
Reduction of Liability System for Outside Auditors

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Appoint an Outside Substitute Corporate                       ISSUER          YES          FOR               FOR
Auditor

PROPOSAL #6: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNICHARM CORPORATION
  TICKER:                N/A             CUSIP:     J94104114
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint Accounting Auditors                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNITED OVERSEAS BK LTD
  TICKER:                N/A             CUSIP:     V96194127
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 for the purposes of Sections 76C and 76E of the
Companies Act, Chapter 50 of Singapore [the Companies
 Act], to purchase or otherwise acquire issued
ordinary shares in the capital of the Company [the
Shares] not exceeding in aggregate the maximum limit
[number of shares representing 5% of the total number
 of issued shares [excluding any shares which are
held as treasury shares]], at such price or prices as
 may be determined by the Directors of the Company
from time to time up to the maximum price [in the
case of a market purchase of a share, 105% of the
average closing price of the shares; and in the case
of an off-market purchase of a share pursuant to an
equal access scheme, 110% of the average closing
price of the shares], whether by way of: i) market
purchase(s) on the Singapore Exchange Securities
Trading Limited [SGX-ST]; and/or ii) off-market
purchase(s) [if effected otherwise than on SGX-ST] in
 accordance with any equal access Scheme(s) as may be
 determined or formulated by the Directors of the
Company as they consider fit, which Scheme(s) shall
satisfy all the conditions prescribed by the
Companies Act, and otherwise in accordance with all
other laws and regulations and rules of SGX-ST as may
 for the time being be applicable [the Share Purchase
 Mandate]; [Authority expires the earlier of the next
 AGM of the Company or the date on which the next AGM
 is required by law to be held]; authorize the
Directors of the Company and/or any of them to
complete and do all such acts and things [including
executing such documents as may be required] as they
and/or he may consider expedient or necessary to give
 effect to the transactions contemplated and/or

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNITED OVERSEAS BK LTD
  TICKER:                N/A             CUSIP:     V96194127
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial Statements, the                        ISSUER          YES          FOR               FOR
Directors' report and the Auditors' report for the YE
 31 DEC 2008

PROPOSAL #2.: Declare a final one-tier tax-exempt                          ISSUER          YES          FOR               FOR
dividend of 40 cents per ordinary share for the YE 31
 DEC 2008

PROPOSAL #3.: Approve the Directors' fees of SGD                           ISSUER          YES          FOR               FOR
912,500 for 2008

PROPOSAL #4.: Approve the fee of SGD 2,500,000 to the                      ISSUER          YES          FOR               FOR
 Chairman of the Bank, Dr. Wee Cho Yaw, for the
period from JAN 2008 to DEC 2008

PROPOSAL #5.: Re-appoint Ernst & Young LLP as the                          ISSUER          YES          FOR               FOR
Auditors of the Company and authorize the Directors
to fix their remuneration

PROPOSAL #6.: Re-elect Mr. Wee Ee Cheong as a                              ISSUER          YES          FOR               FOR
Director, pursuant to Section 153[6] of the Companies
 Act, Chapter 50, to hold such office until the next
AGM of the Company

PROPOSAL #7.: Re-elect Dr. Wee Cho Yaw as a Director,                      ISSUER          YES          FOR               FOR
 pursuant to Section 153[6] of the Companies Act,
Chapter 50, to hold such office until the next AGM of
 the Company

PROPOSAL #8.: Re-elect Professor Lim Pin as a                              ISSUER          YES          FOR               FOR
Director, pursuant to Section 153[6] of the Companies
 Act, Chapter 50, to hold such office until the next
AGM of the Company

PROPOSAL #9.: Re-elect Mr. Ngiam Tong Dow as a                             ISSUER          YES          FOR               FOR
Director, pursuant to Section 153[6] of the Companies
 Act, Chapter 50, to hold such office until the next
AGM of the Company

PROPOSAL #10.: Authorize the Directors, to issue                           ISSUER          YES          FOR               FOR
ordinary shares in the capital of the Company
[''shares''] whether by way of rights, bonus or
otherwise; and/or (ii) make or grant offers,
agreements or options [including options under the
UOB 1999 Share Option Scheme [the ''Scheme'']
[collectively, ''Instruments''] that might or would
require shares to be issued, including but not
limited to the creation and issue of [as well as
adjustments to] warrants, debentures or other
instruments convertible into shares, at any time and
upon such terms and conditions and for such purposes
and to such persons as the Directors may in their
absolute discretion deem fit; and (b)
[notwithstanding the authority conferred by this
Resolution may have ceased to be in force] issue
shares in pursuance of any Instrument made or granted
 by the Directors while this resolution was in force,
 provided that: (1) the aggregate number of ordinary
shares to be issued pursuant to this Resolution
[including shares to be issued in pursuance of
Instruments made or granted pursuant to this
Resolution] does not exceed 50% of the total number
of issued shares, excluding treasury shares, in the
capital of the Company [as calculated in accordance
with this resolution below], of which the aggregate
number of shares to be issued other than on a pro-
rata basis to shareholders of the Company [including
shares to be issued in pursuance of Instruments made
or granted pursuant to this Resolution] does not
exceed 20 % of the total number of issued shares,
excluding treasury shares, in the capital of the
Company [as calculated in accordance with this
resolution below); (2) [subject to such manner of
calculation as may be prescribed by the Singapore
Exchange Securities Trading Limited [''SGX-ST''] for
the purpose of determining the aggregate number of
shares that may be issued under this resolution
above, the percentage of issued shares shall be based
 on the total number of issued shares, excluding
treasury shares, in the capital of the Company at the
 time this Resolution is passed, after adjusting for:
 (i) new ordinary shares arising from the conversion
or exercise of any convertible securities or share
options or vesting of share awards which are
outstanding or subsisting at the time this Resolution
 is passed; and (ii) any subsequent bonus issue,
consolidation or sub-division of shares; (3) in
exercising the authority conferred by this
Resolution, the Company shall comply with the
provisions of the Listing Manual of the SGX-ST for
the time being in force [unless such compliance has
been waived by the SGX-ST] and the Articles of
Association for the time being of the Company;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the date by which the

PROPOSAL #11.: Authorize the Director, to allot and                        ISSUER          YES          FOR               FOR
issue any of the preference shares referred to in the
 Articles 7A, 7B, 7C, 7D, 7E and/or 7F of the
Articles of Association of the Company; and/or make
or grant offers, agreements or options that might or
would require the preference shares referred to in
this resolution above to be issued, at any time and
upon such terms and conditions and for such purposes
and to such persons as the Directors may in their
absolute discretion deem fit and [notwithstanding
that the authority conferred by this Resolution may
have ceased to be in force] to issue the preference
shares referred to in this resolution above in
connection with any offers, agreements or options
made or granted by the Directors while this
resolution was in force; to do all such things and
execute all such documents as they may consider
necessary or appropriate to give effect to this
Resolution as they may deem fit; and [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the date by which the next AGM of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNY CO.,LTD.
  TICKER:                N/A             CUSIP:     J94368149
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UOL GROUP LTD
  TICKER:                N/A             CUSIP:     Y9299W103
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          YES          FOR               FOR
the reports of the Directors and the Auditors for the
 YE 31 DEC 2008

PROPOSAL #2.: Declare a first and final tax-exempt                         ISSUER          YES          FOR               FOR
[1-tier] dividend of 7.5 cents per ordinary share for
 the YE 31 DEC 2008

PROPOSAL #3.: Approve the Directors' fees of SGD                           ISSUER          YES          FOR               FOR
516,250 for 2008

PROPOSAL #4.: Re-appoint Dr. Wee Cho Yaw as a                              ISSUER          YES          FOR               FOR
Director of the Company, who retires pursuant to
Section 153(6) of the Companies Act, Chapter 50, to
hold such office until the next AGM of the Company

PROPOSAL #5.: Re-appoint Mr. Alan Choe Fook Cheong as                      ISSUER          YES          FOR               FOR
 a Director of the Company, who retires pursuant to
Section 153(6) of the Companies Act, Chapter 50, to
hold such office until the next AGM of the Company

PROPOSAL #6.: Re-appoint Mr. Lim Kee Ming as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires pursuant to
Section 153(6) of the Companies Act, Chapter 50, to
hold such office until the next AGM of the Company

PROPOSAL #7.: Re-elect Mr. Wee Ee Chao as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires by rotation pursuant to
Article 94 of the Company's Articles of Association

PROPOSAL #8.: Re-elect Mr. Wee Ee Lim as a Director                        ISSUER          YES          FOR               FOR
of the Company, who retires by rotation pursuant to
Article 99 of the Company's Articles of Association

PROPOSAL #9.: Re-elect Dr. Pongsak Hoontrakul as a                         ISSUER          YES          FOR               FOR
Director of the Company, who was appointed during the
 year and retires pursuant to Article 99 of the
Company's Articles of Association

PROPOSAL #10.: Re-appoint Messrs.                                          ISSUER          YES          FOR               FOR
PricewaterhouseCoopers LLP as the Auditors of the
Company and authorize the Directors to fix their
remuneration

PROPOSAL #11.: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to offer and grant options in accordance with the
regulations of the UOL 2000 Share Option Scheme [the
2000 Scheme] and to allot and issue such number of
shares as may be issued pursuant to the exercise of
share options under the 2000 Scheme, provided always
that the aggregate number of shares to be issued
pursuant to the 2000 Scheme shall not exceed 15% of
the total number of issued shares [excluding treasury
 shares] in the capital of the Company from time to

PROPOSAL #12.: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to: a) i) issue shares in the capital of the Company
 [shares] whether by way of rights, bonus or
otherwise; and/or ii) make or grant offers,
agreements or options [collectively, Instruments]
that might or would require shares to be issued,
including but not limited to the creation and issue
of [as well as adjustments to] warrants, debentures
or other instruments convertible into shares; at any
time and upon such terms and conditions and for such
purposes and to such persons as the Directors may in
their absolute discretion deem fit; and b)
[notwithstanding the authority conferred by this
Resolution may have ceased to be in force] issue
shares in pursuance of any instrument made or granted
 by the Directors while this Resolution was in force,
 provided that: 1) the aggregate number of shares to
be issued pursuant to this Resolution [including
shares to be issued in pursuance of instruments made
or granted pursuant to this Resolution] does not
exceed 50% of the total number of issued shares
[excluding treasury shares] in the capital of the
Company [as calculated in accordance with this
resolution], of which the aggregate number of shares
to be issued other than on a pro rata basis to
shareholders of the Company [including shares to be
issued in pursuance of instruments made or granted
pursuant to this Resolution] does not exceed 20% of
the total number of issued shares [excluding treasury
 shares] in the capital of the Company [as calculated
 in accordance with this resolution]; 2) [subject to
such manner of calculation as may be prescribed by
the Singapore Exchange Securities Trading Limited
[SGX-ST]] for the purpose of determining the
aggregate number of shares that may be issued under
this resolution, the percentage of issued shares
shall be based on the total number of issued shares
[excluding treasury shares] in the capital of the
Company at the time this Resolution is passed, after
adjusting for: i) new shares arising from the
conversion or exercise of any convertible securities
or share options or vesting of share awards which are
 outstanding or subsisting at the time this
Resolution is passed; and ii) any subsequent
consolidation or subdivision of shares; 3) in
exercising the authority conferred by this
Resolution, the Company shall comply with the
provisions of the Listing Manual of the SGX-ST for
the time being in force [unless such compliance has
been waived by the SGX- ST] and the Articles of
Association for the time being of the Company; and
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the date of the next

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UOL GROUP LTD
  TICKER:                N/A             CUSIP:     Y9299W103
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 for the purposes of the Companies Act, Chapter 50 of
 Singapore [the Companies Act] to purchase or
otherwise acquire issued ordinary shares fully paid
in the capital of the Company [the Shares] not
exceeding in aggregate the maximum limit [as
specified], at such price(s) as may be determined by
the Directors of the Company from time to time up to
the maximum price [as specified], whether by way of
Market Purchase(s) of 105% of the average closing
stock and/or Off Market Purchase(s) of 120% of the
average closing stock, market purchase(s) [each a
Market Purchase] on the Singapore Exchange Securities
 Trading Limited [SGX-ST]; and/or; off-market
purchase(s) [each an Off-Market Purchase], in
accordance with any equal access scheme(s) as may be
determined or formulated by the Directors as they
consider fit, which scheme(s) shall satisfy all
conditions prescribed by the Companies Act; and
otherwise in accordance with all other laws and
regulations, including but not limited to, the
provisions of the Companies Act and listing rules of
the SGX-ST as may for the time being be applicable;
and to do all such acts and things [including
executing such documents as may be required] as they
and/or he may consider necessary, expedient,
incidental or in the interests of the Company to give
 effect to the transactions contemplated and/or
authorized by this resolution; [Authority expires the
 earlier of the date on which the next AGM of the
Company is held or required by law to be held or the
date on which the purchase or acquisition of shares
by the Company pursuant to the share Buyback Mandate

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                USHIO INC.
  TICKER:                N/A             CUSIP:     J94456118
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                USS CO.,LTD.
  TICKER:                N/A             CUSIP:     J9446Z105
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Reduction in capital reserve                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #5.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #6.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #7.: Amendments to large-scale purchase                           ISSUER          YES        AGAINST           AGAINST
countermeasures (anti-takeover plan) and continuation
 of countermeasures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WESFARMERS LTD, PERTH WA
  TICKER:                N/A             CUSIP:     Q95870103
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          NO           N/A               N/A
the reports of the Directors and the Auditors for the
 YE 30 JUN 2008

PROPOSAL #2.A: Re-elect Dr. Robert [Bob] Lindsay                           ISSUER          YES          FOR               FOR
Every as a Director, who retire by rotation in
accordance with the Company's Constitution

PROPOSAL #2.B: Re-elect Mr. Gene Thomas Tilbrook as a                      ISSUER          YES          FOR               FOR
 Director, who retire by rotation in accordance with
the Company's Constitution

PROPOSAL #3.: Approve and adopt, the new Constitution                      ISSUER          YES          FOR               FOR
 tabled at the AGM and as specified, the Constitution
 of the Company, in place of the current
Constitution, with effect from the close of the

PROPOSAL #4.: Adopt the remuneration report for the                        ISSUER          YES        AGAINST           AGAINST
YE 30 JUN 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WESFARMERS LTD, PERTH WA
  TICKER:                N/A             CUSIP:     Q95870186
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          NO           N/A               N/A
the reports of the Directors and the Auditors for the
 YE 30 JUN 2008

PROPOSAL #2.a: Re-elect Dr. Robert [Bob] Lindsay                           ISSUER          YES          FOR               FOR
Every as a Director, who retire by rotation in
accordance with the Company's Constitution

PROPOSAL #2.b: Re-elect Mr. Gene Thomas Tilbrook as a                      ISSUER          YES          FOR               FOR
 Director, who retire by rotation in accordance with
the Company's Constitution

PROPOSAL #S.3: Approve and adopt the New Constitution                      ISSUER          YES          FOR               FOR
 of the Company as specified, in place of the current
 Constitution, with effect from the close of the

PROPOSAL #4.: Adopt the remuneration report for the                        ISSUER          YES        AGAINST           AGAINST
YE 30 JUN 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WEST JAPAN RAILWAY COMPANY
  TICKER:                N/A             CUSIP:     J95094108
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Shareholders' Proposals : Dismissal of                      ISSUER          YES        AGAINST             FOR
 a Director

PROPOSAL #3.2: Shareholders' Proposals : Dismissal of                      ISSUER          YES        AGAINST             FOR
 a Director

PROPOSAL #3.3: Shareholders' Proposals : Dismissal of                      ISSUER          YES        AGAINST             FOR
 a Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WESTFIELD GROUP, SYDNEY NSW
  TICKER:                N/A             CUSIP:     Q97062105
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To discuss the Company's financial                           ISSUER          NO           N/A               N/A
statements and reports for the YE 31 DEC 2008

PROPOSAL #2.: Approve the Company's remuneration                           ISSUER          YES          FOR               FOR
report for the FYE 31 DEC 2008

PROPOSAL #3.: Re-elect Mr. Roy L. Furman, as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
accordance with the Company's Constitution

PROPOSAL #4.: Re-elect Mr. Stephen P. Johns as a                           ISSUER          YES        AGAINST           AGAINST
Director of the Company, who retires by rotation in
accordance with the Company's Constitution

PROPOSAL #5.: Re-elect Mr. Steven M. Lowy as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
accordance with the Company's Constitution

PROPOSAL #6.: Elect Mr. Lord [Peter] H. Goldsmith QC                       ISSUER          YES          FOR               FOR
PC as a Director of the Company

PROPOSAL #7.: Elect Mr. Brian M. Schwartz AM as a                          ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #S.8: Approve, the issue of 276,190,500                           ISSUER          YES          FOR               FOR
stapled securities each comprising a share in
Westfield Holdings Limited, a unit in Westfield Trust
 and a unit in Westfield America Trust [Stapled
Security], to certain institutional and sophisticated
 investor at AUD 10.50 per stapled security issued on
 12 FEB 2009 as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WESTPAC BANKING CORP, SYDNEY NSW
  TICKER:                N/A             CUSIP:     Q97417101
  MEETING DATE:          12/11/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                            ISSUER          NO           N/A               N/A
Director's report and the Auditor's report for the YE
 30 SEP 2008

PROPOSAL #2.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 SEP 2008

PROPOSAL #3.a: Re-elect Ms. Elizabeth Blomfield Bryan                      ISSUER          YES          FOR               FOR
 as a Director of Westpac

PROPOSAL #3.b: Re-elect Ms. Carolyn Judith Hewson as                       ISSUER          YES          FOR               FOR
a Director of Westpac

PROPOSAL #3.c: Re-elect Mr. Lindsay Philip Maxsted as                      ISSUER          YES          FOR               FOR
 a Director of Westpac

PROPOSAL #3.d: Elect Mr. John Simon Curtis as a                            ISSUER          YES          FOR               FOR
Director of Westpac

PROPOSAL #3.e: Elect Mr. Peter John Oswin Hawkins as                       ISSUER          YES          FOR               FOR
a Director of Westpac

PROPOSAL #3.f: Elect Mr. Graham John Reaney as a                           ISSUER          YES          FOR               FOR
Director of Westpac

PROPOSAL #4.: Approve to increase the maximum                              ISSUER          YES        AGAINST           AGAINST
aggregate amount of annual remuneration that may be
paid to the Non-Executive Directors by AUD 1.5
million, from AUD 3 million to AUD 4.5 million, with
effect from the merger implementation date

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WHARF HLDGS LTD
  TICKER:                N/A             CUSIP:     Y8800U127
  MEETING DATE:          6/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          YES          FOR               FOR
the reports of the Directors and the Auditors for the
 YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.A: Re-elect Mr. Peter K. C. Woo, as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.B: Re-elect Mr. Stephen T. H. Ng as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.C: Re-elect Ms. Doreen Y. F. Lee as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.D: Re-elect Mr. Paul Y. C. Tsui as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.E: Re-elect Mr. Hans Michael Jebsen as a                       ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.F: Re-elect Mr. James E. Thompson as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Re-appoint KPMG as the Auditors of the                       ISSUER          YES          FOR               FOR
Company and authorize the Directors to fix their
remuneration

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 subject to this Resolution, to purchase shares in
the capital of the Company, during the relevant
period, the aggregate nominal amount of shares which
may be purchased on the Stock Exchange of Hong Kong
Limited or any other stock exchange recognized for
this purpose by the securities and futures Commission
 and the Stock Exchange of Hong Kong Limited under
the Code on share repurchases pursuant to the
approval, shall not exceeding 10% of the aggregate
nominal amount of the share capital of the Company in
 issue as at the date of passing this resolution;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by Law to be held]

PROPOSAL #6.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 subject to this Resolution, to allot, issue and deal
 with additional shares in the Capital of the Company
 and to make or grant offers, agreements, warrants,
options and other securities during and after the
relevant period, the aggregate nominal amount of the
share capital of the Company in issue as at the date
of this resolution, otherwise than pursuant to: [i] a
 Rights Issue [as specified], or [ii] any scrip
dividend or similar arrangement providing for the
allotment of shares in lieu of the whole or part of a
 dividend on shares of the Company in accordance with
 the Articles of Association of the Company, shall
not exceed the aggregate of: 20% of the aggregate
nominal amount of the share capital of the Company in
 issue at the date of passing this Resolution; plus
[if the Directors are so authorized by a separate
ordinary resolution of the shareholders of the
Company] the nominal amount of share capital of the
Company repurchased by the Company subsequent to the
passing of this Resolution [up to a maximum
equivalent to 10% of the aggregate nominal amount of
the share capital of the Company in issue at the date
 of passing this Resolution]; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by Law to be

PROPOSAL #7.: Approve, the general mandate granted to                      ISSUER          YES        AGAINST           AGAINST
 the Directors of the Company to exercise the powers
of the Company to allot, issue and deal with any
additional shares of the Company pursuant to ordinary
 Resolution 6, by the addition thereto of an amount
representing the aggregate nominal amount of the
share capital of the Company repurchased by the
Company under the authority granted pursuant to
ordinary Resolution 5, provided that such extended
amount shall not exceed 10% of the aggregate nominal
amount of the share capital of the Company in issue
at the date of passing this Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WHEELOCK & CO LTD
  TICKER:                N/A             CUSIP:     Y9553V106
  MEETING DATE:          6/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          YES          FOR               FOR
the reports of the Directors and the Auditors for the
 FYE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the FYE 31                      ISSUER          YES          FOR               FOR
 DEC 2008

PROPOSAL #3.A: Re-elect Mr. Peter K. C. Woo as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.B: Re-elect Mr. Paul Y. C. Tsui as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.C: Re-elect Mr. Alexander S. K. Au as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.D: Re-elect Mr. Kenneth W. S. Ting as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Re-appoint KPMG as the Auditors of the                       ISSUER          YES          FOR               FOR
Company and authorize the Directors to fix their
remuneration

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to purchase shares of the Company on The Stock
Exchange of Hong Kong Limited or any other stock
exchange on which the shares of the Company have been
 or may be listed and recognized by the Securities
and Futures Commission of Hong Kong and The Stock
Exchange of Hong Kong Limited under the Code on Share
 Repurchases for such purposes, subject to and in
accordance with all applicable laws and regulations,
not exceeding 10% of the aggregate nominal amount of
the issued share capital of the Company; [Authority
expires earlier at the conclusion of the next AGM of
the Company or the expiration of the period within
which the next AGM of the Company is required by law
to be held]

PROPOSAL #6.: Authorize the Directors to allot, issue                      ISSUER          YES        AGAINST           AGAINST
 and deal with additional shares in the capital of
the Company and make or grant offers, agreements and
options during and after the relevant period, not
exceeding the aggregate of a) 20% of the aggregate
nominal amount of the issued share capital of the
Company; plus b) the nominal amount of share capital
repurchased [up to 10% of the aggregate nominal
amount of the issued share capital], otherwise than
pursuant to i) a rights issue; or ii) any scrip
dividend or similar arrangement; [Authority expires
earlier at the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by law to be

PROPOSAL #7.: Approve top extend the general mandate                       ISSUER          YES        AGAINST           AGAINST
granted to the Directors of the Company to exercise
the powers of the Company to allot, issue and deal
with any additional shares of the Company pursuant to
 Resolution 6 by the addition of an amount
representing the aggregate nominal amount of the
share capital of the Company purchased by the Company
 under the authority granted pursuant to Resolution
5, provided that such extended amount shall not
exceed 10% of the aggregate nominal amount of the
share capital of the Company in issue at the date of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WILMAR INTERNATIONAL LTD
  TICKER:                N/A             CUSIP:     Y9586L109
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited accounts                       ISSUER          YES          FOR               FOR
for the YE 31 DEC 2008 and the reports of the
Directors and Auditors thereon

PROPOSAL #2.: Approve the payment of a final tax                           ISSUER          YES          FOR               FOR
exempt [one-tier] dividend of SGD 0.045 per ordinary
share for the YE 31 DEC 2008

PROPOSAL #3.: Approve the payment of Directors' fees                       ISSUER          YES          FOR               FOR
of SGD 360,000 for the YE 31 DEC 2008 [2006: SGD
150,000]

PROPOSAL #4.: Re-elect Mr. Kuok Khoon Hong as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.: Re-elect Mr. Yeo Teng Yang as a                              ISSUER          YES          FOR               FOR
Director who retires under Article 104

PROPOSAL #6.: Re-elect Mr. Tay Kah Chye as a Director                      ISSUER          YES          FOR               FOR
 who retires under Article 104

PROPOSAL #7.: Re-elect Mr. Kwah Thiam Hock as a                            ISSUER          YES          FOR               FOR
Director who retires under Article 104

PROPOSAL #8.: Re-elect Mr. Kuok Khoon Ho as a                              ISSUER          YES          FOR               FOR
Director who retires under Article 108

PROPOSAL #9.: Re-appoint Ernst & Young as the                              ISSUER          YES          FOR               FOR
Auditors of the Company and authorize the Directors
to fix their remuneration

PROPOSAL #10.: Approve, for the renewal of the                             ISSUER          YES          FOR               FOR
mandate for the purposes of Chapter 9 of the Listing
Manual of Singapore Exchange Securities Trading
Limited, for the Company, its subsidiaries and
associated Companies [within the meaning of the said
Chapter 9] or any of them to enter into transactions
falling within the categories of Interested Person
Transactions as set out in the Company's Addendum to
Shareholders dated 02 APR 2009 [being an addendum to
the Annual Report of the Company for the FYE 31 DEC
2008 [the Addendum], with any party who is of the
class or classes of interested persons described in
the Addendum, provided that such transactions are
carried out on normal commercial terms and will not
be prejudicial to the interests of the Company and
its minority shareholders and are in accordance with
the procedures as set out in the Addendum [the IPT
Mandate]; [authority expires until the next AGM of
the Company is held or is required by law to be
held]; and authorize the Directors of the Company
and/or to do all such acts and things [including,
without limitation, executing all such documents as
may be required] as they and/or he may consider
expedient or necessary or in the interests of the
Company to give effect to the IPT Mandate and/or this

PROPOSAL #11.: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, pursuant to Section 161 of the Companies
Act, Chapter 50, and the listing rules of the
Singapore Exchange Securities Trading Limited [the
''SGX-ST''] (including any supplemental measures
thereto from time to time),to: issue shares in the
capital of the Company whether by way of rights,
bonus or otherwise; make or grant offers, agreements
or options [collectively, Instruments] that might or
would require shares to be issued or other
transferable rights to subscribe for or purchase
shares including but not limited to the creation and
issue of warrants, debentures or other instruments
convertible into shares; and issue additional
Instruments arising from adjustments made to the
number of Instruments previously issued, while the
authority conferred by shareholders was in force, in
accordance with the terms of issue of such
Instruments, [notwithstanding that such authority
conferred by shareholders may have ceased to be in
force]; at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may in their absolute discretion
deem fit; and [notwithstanding the authority
conferred by the shareholders may have ceased to be
in force] issue shares in pursuance of any Instrument
 made or granted by the Directors while the authority
 was in force or any additional Instrument referred
to in [a][iii] above provided always that the
aggregate number of shares to be issued pursuant to
this resolution [including shares to be issued in
pursuance of Instruments made or granted pursuant to
this resolution] does not exceed 50% of the issued
shares [excluding treasury shares] in the capital of
the Company, of which the aggregate number of shares
[including shares to be issued in pursuance of
Instruments made or granted pursuant to this
resolution] to be issued other than on a pro rata
basis to shareholders of the Company does not exceed
20% of the issued shares [excluding treasury shares]
in the capital of the Company, and for the purpose of
 this resolution, the percentage of the issued shares
 shall be based on the number of issued shares
[excluding treasury shares] in the capital of the
Company at the time this resolution is passed, after
adjusting for: new shares arising from the conversion
 or exercise of convertible securities that have been
 approved or may be approved by shareholders from
time to time; new shares arising from exercising
share options or vesting of share awards outstanding
or subsisting at the time of the passing resolution,
provided the options or awards were granted in
compliance with Part VIII of Chapter 8 of the Listing
 Manual of SGX-ST; and any subsequent bonus issue,
consolidation or subdivision of the Company's shares;
 and [Authority expired earlier the conclusion of the
 next AGM or the date by which the next AGM of the

PROPOSAL #12.: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to offer and grant options from time to time in
accordance with the provisions of the Wilmar
Executives' Share Option Scheme [the ''Option
Scheme''] and, pursuant to Section 161 of the
Companies Act, Chapter 50, to allot and issue from
time to time such number of shares in the capital of
the Company as may be required to be issued pursuant
to the exercise of options granted [while the
authority conferred by this resolution is in force]
under the Option Scheme, notwithstanding that the
authority conferred by this resolution may have
ceased to be in force, provided that the aggregate
number of shares to be issued pursuant to the Option
Scheme and all other share-based incentive schemes of
 the Company [if any] shall not exceed 15% of the
total number of issued shares [excluding treasury
shares] of the capital of the Company from time to
time, as determined in accordance with the provisions
 of the Option Scheme

PROPOSAL #13.: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to the provisions of the Listing
Manual of the Singapore Exchange Securities Trading
Limited [ the SGX-ST] [including the supplemental
measures thereto from time to time] to- (i) undertake
 placements of new shares on a pro rata basis priced
at a discount exceeding 10% but not more than 20% to
the weighted average price for trades done on the
SGX-ST for the full market day on which the placement
 or subscription agreement is signed, or based on the
 trades done on the preceding market day up to the
time the placement agreement is signed in the event
that the trading in the Company's shares is not
available for a full market day; [Authority expires
whichever is earlier at the conclusion of the next
AGM or the date by which the next AGM of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WILMAR INTERNATIONAL LTD
  TICKER:                N/A             CUSIP:     Y9586L109
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend, clause in the Memorandum of                          ISSUER          YES          FOR               FOR
Association of the Company in the manner and to the
extent as specified

PROPOSAL #S.2: Adopt, regulations of the Company                           ISSUER          YES          FOR               FOR
contained in the new Articles of Association of the
Company as specified and submitted to this Meeting be
 approved and adopted as the Articles of Association
of the Company in substitution for, and to the
exclusion of, the existing Articles of Association of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WILMAR INTERNATIONAL LTD
  TICKER:                N/A             CUSIP:     Y9586L109
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the Wilmar Executives Share                            ISSUER          YES        AGAINST           AGAINST
Option Scheme 2009 the rules as specified, authorize
the Directors of the Company to establish and
administer the Option Scheme; to modify and/or amend
the option scheme from time to time provided that
such modifications and/or amendments are effected in
accordance with the provisions of the option Scheme
and to do all such acts and to enter into all such
transactions, arrangements and agreements as may be
necessary or expedient in order to give full effect
to the option scheme; and to offer and grant
option(s) in accordance with the rules of the Option
Scheme and to allot and issue from time to time such
number of shares in the capital of the Company as may
 be required to be issued pursuant to the exercise of
 the option(s) under the option scheme

PROPOSAL #2.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 subject to and contingent upon the passing of
ordinary resolution 1, to offer and grant option(s)
in accordance with the rules of the option scheme
with exercise prices set at a discount to the Market
Price, provided that such discount does not exceed
the relevant limits set by Singapore Exchange
Securities Trading Limited

PROPOSAL #3.: Approve, subject to and contingent upon                      ISSUER          YES        AGAINST           AGAINST
 the passing of ordinary resolution 1, the
participation of Mr. Kuok Khoon Hong, a controlling
shareholder of the Company, in the Option Scheme

PROPOSAL #4.: Approve, subject to and contingent upon                      ISSUER          YES        AGAINST           AGAINST
 the passing of ordinary resolution 1, the
participation of Mr. Martua Sitorus, a controlling
shareholder of the Company, in the option scheme

PROPOSAL #5.: Approve, subject to and contingent upon                      ISSUER          YES        AGAINST           AGAINST
 the passing of ordinary resolutions 1, 2 and 3 to
offer and grant to Mr. Kuok Khoon Hong, a controlling
 shareholder of the Company, of option(s) pursuant to
 and in accordance with the rules of the Option
Scheme on the following terms as specified; and
authorize the Directors to allot and issue shares
upon the exercise of such option; proposed date of
grant of option: any time within a period of 4 weeks
from the date of the EGM; number of shares comprised
in the proposed option: 1,000,000 shares subject to
rule 6 of the option scheme; exercise price per
share: market price; exercise period: exercisable at
any time after the first anniversary of the date of
grant and up to the 5th anniversary of the date of

PROPOSAL #6.: Approve, subject to and contingent upon                      ISSUER          YES        AGAINST           AGAINST
 the passing of ordinary resolutions 1, 2 and 4 the
proposed offer and grant to Mr. Martua Sitorus, a
controlling shareholder of the Company, of option
pursuant to and in accordance with the rules of the
option scheme as specified; and the authorize the
Directors to allot and issue Shares upon the exercise
 of such option; proposed date of grant of option:
any time within a period of 4 weeks from the date of
the EGM; number of shares comprised in the proposed
option: 800,000 shares subject to rule 6 of the
option scheme; exercise price per share: market
price; exercise period: exercisable at any time after
 the 1st anniversary of the date of grant and up to
the 5th anniversary of the date of grant

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WILMAR INTERNATIONAL LTD
  TICKER:                N/A             CUSIP:     Y9586L109
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Share Purchase Committee,                      ISSUER          YES          FOR               FOR
 for the purposes of Sections 76C and 76E of the
Companies Act, Chapter 50 of Singapore [the Act], to
purchase or otherwise acquire issued ordinary shares
of the Company [the Shares] not exceeding in
aggregate the prescribed limit [means 10% of the
total number of issued Shares excluding Treasury
Shares as at the date of the passing of this Ordinary
 Resolution], at such price or prices as may be
determined by the Share Purchase Committee from time
to time up to the Maximum Price [in relation to a
Share to be purchased, means an amount [excluding
brokerage, stamp duties, commission, applicable goods
 and services tax and other related expenses] not
exceeding: [i] in the case of an On-Market Share
Purchase, 105% of the Average Closing Price; and in
the case of an Off-Market Share Purchase, 120% of the
 Average Closing Price [the average of the closing
market prices of a Share over the last 5 Market Days
[Market Day being a day on which the SGX-ST is open
for securities trading], on which transactions in the
 Shares were recorded, immediately preceding the date
 of making the On- Market Share Purchase or, as the
case may be, the date of making an announcement for
an offer pursuant to the Off-Market Share Purchase,
and deemed to be adjusted for any corporate action
that occurs after the relevant 5 Market Days],
whether by way of: [i] on-market purchases [each an
On-Market Share Purchase] on the Singapore Exchange
Securities Trading Limited [the SGX-ST]; and/or [ii]
off-market purchases [each an Off-Market Share
Purchase] effected in accordance with any equal
access scheme[s] as may be determined or formulated
by the Share Purchase Committee as they may consider
fit, which scheme[s] shall satisfy all the conditions
 prescribed by the Act, and otherwise in accordance
with all other laws and regulations and rules of the
SGX-ST as may for the time being be applicable, and
approved generally and unconditionally [the Share
Purchase Mandate]; and authorize the Directors of the
 Company and/or each of them to complete and do all
such acts and things as they and/or he may consider
necessary, desirable, expedient, incidental or in the
 interests of the Company to give effect to the
transactions contemplated and/or authorized by this
ordinary resolution; [Authority expires at the
earlier of: i] the date on which the next AGM of the
Company is held or ii] the date by which the next AGM
 of the Company is required by law to be held or iii]
 the date on which the purchase of Shares by the
Company pursuant to the Share Purchase Mandate is
carried out to the full extent mandated]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WING HANG BANK LTD
  TICKER:                N/A             CUSIP:     Y9588K109
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited financial statements                       ISSUER          YES          FOR               FOR
and report of the Directors and the Independent
Auditor's for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend of HKD 0.10                         ISSUER          YES          FOR               FOR
per share for the YE 31 DEC 2008

PROPOSAL #3.A: Re-elect Mr. Fung Yuk Sing Michael as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.B: Re-elect Mr. Ho Chi Wai Louis as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.C: Re-elect Mr. Lau Hon Chuen Ambrose as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.D: Re-elect Mr. Brian Gerard Rogan as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.E: Re-elect Mr. Christopher Robert Sturdy                      ISSUER          YES          FOR               FOR
 as a Director

PROPOSAL #4.: Authorize the Board of Directors to fix                      ISSUER          YES          FOR               FOR
 Directors' fee

PROPOSAL #5.: Re-appoint KPMG as the Auditors of the                       ISSUER          YES          FOR               FOR
Bank and authorize the Directors to fix their
remuneration

PROPOSAL #6.: Adopt, with effect from the close of                         ISSUER          YES          FOR               FOR
business of the day on which this resolution is
passed, the rules of the renewed employee incentive
plan [the Plan], as specified and authorize the
Directors of the Bank to take all steps that may be
necessary, desirable or expedient to carry into
effect the Plan and allot and issue up to 500,000
shares in the capital of the Bank to executive
Directors under the Plan at an acquisition price of

PROPOSAL #7.: Authorize the Directors of the Bank,                         ISSUER          YES          FOR               FOR
conditional on the passing of Resolution 6, to allot
and issue up to 1,000,000 shares in the capital of
the Bank less the number of shares issued under
Resolution 6, to employees under the Plan at an
acquisition price of HKD 1.00 per share

PROPOSAL #8.: Authorize the Directors, during the                          ISSUER          YES        AGAINST           AGAINST
relevant period to allot, issue and deal with
additional shares in the capital of the Bank or grant
 any offers, agreements or options which might
require securities to be issued, allotted or disposed
 of subject to the restriction that the aggregate
number of share capital allotted, other than for
allotment under any Share Option Schemes or Employee
Incentive Plan for the time being adopted for the
grant or issue to the Employees of the Bank and its
subsidiaries of shares of the Bank, and any scrip
dividend or similar arrangement in accordance with
the Article of Association of the Bank, not exceeding
 the 20% of the issued share capital of the Bank at
the date of this resolution; [Authority expires the
earlier of the conclusion of the next AGM of the Bank
 or the expiration of the period within which the
next AGM of the Bank is required By law to be held]

PROPOSAL #9.: Authorize the Directors of the Bank                          ISSUER          YES          FOR               FOR
during the relevant period [as specified in
Resolution 8] to repurchase shares in the capital of
the Bank, and the aggregate number of shares of the
Bank which may be purchased by the Bank on The Stock
Exchange of Hong Kong Limited under the Hong Kong
Code on share repurchases pursuant to this resolution
 not exceeding 10% of the issued share capital of the
 Bank at the date of this resolution, and the said
approval shall be limited accordingly

PROPOSAL #10.: Approve to extent, conditional on the                       ISSUER          YES        AGAINST           AGAINST
passing of Resolutions 8 and 9 the general mandate
granted to the Directors to allot shares pursuant to
the Resolution 8, by the addition to the aggregate
number of shares which may be allotted or agreed to
be allotted by the Directors pursuant to such general
 mandate an amount representing the aggregate number
of shares repurchased by the Bank under the authority
 granted pursuant to the Resolution 9

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WOODSIDE PETROLEUM LTD
  TICKER:                N/A             CUSIP:     980228100
  MEETING DATE:          5/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial                        ISSUER          NO           N/A               N/A
report of the Company and the reports of the
Directors and Auditor for the YE 31 DEC 2008

PROPOSAL #2.a: Re-elect Mr. Michael Alfred Chaney as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #2.b: Re-elect Mr. Erich Fraunschiel as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.c: Re-elect Dr. Pierre Jean-Marie Henri                        ISSUER          YES          FOR               FOR
Jungels as a Director

PROPOSAL #2.d: Re-elect Mr. David Ian McEvoy as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.e: Re-elect Ms. Melinda Ann Cilento as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.f: Re-elect Mr. Ian Robertson as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 31 DEC 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WOOLWORTHS LTD
  TICKER:                N/A             CUSIP:     Q98418108
  MEETING DATE:          11/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial                        ISSUER          NO           N/A               N/A
report of the Company and the reports of the
Directors and the Auditor for the financial period
ended 29 JUN 2008

PROPOSAL #2.: Adopt, the remuneration report [which                        ISSUER          YES          FOR               FOR
form part of the Directors' report] for the FYE 29
JUN 2008

PROPOSAL #3.A: Re-elect Dr. Roderick Sheldon Deane as                      ISSUER          YES          FOR               FOR
 a Director, who retires by rotation in accordance
with Article 10.3 of the Company's Constitution

PROPOSAL #3.B: Re-elect Mr. Leon Michael L'Huillier                        ISSUER          YES          FOR               FOR
as a Director, who retires by rotation in accordance
with Article 10.3 of the Company's Constitution

PROPOSAL #4.A: Approve to grant the options or                             ISSUER          YES          FOR               FOR
performance rights or combination of both to the
Group Managing Director and Chief Executive Officer
of the Company, Mr. Michael Gerard Luscombe, under
the Woolworths Long Terms Incentive Plan [Plan], as
specified, for all purposes including for the purpose
 of ASX Listing Rule 10.14

PROPOSAL #4.B: Approve to grant the options or                             ISSUER          YES          FOR               FOR
performance rights or combination of both to the
Finance Director, Mr. Thomas William Pockett, under
the Plan, as specified, for all purposes including
for the purpose of ASX Listing Rule 10.14

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WORLEYPARSONS LTD
  TICKER:                N/A             CUSIP:     Q9857K102
  MEETING DATE:          10/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the financial                           ISSUER          NO           N/A               N/A
report of the Company and the reports of the
Directors and of the Auditors for the FYE 30 JUN 2008

PROPOSAL #2.a: Re-elect Mr. Ron McNeilly, as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
accordance with Rule 8.1[e][2] of the Company's
constitution

PROPOSAL #2.b: Re-elect Mr. David Housego as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
accordance with Rule 8.1[e][2] of the Company's
constitution

PROPOSAL #2.c: Re-elect Mr. Eric Gwee as a Director                        ISSUER          YES          FOR               FOR
of the Company, who retires by rotation in accordance
 with Rule 8.1[e][1] of the Company's constitution

PROPOSAL #3.: Adopt the remuneration report as set                         ISSUER          YES          FOR               FOR
out in the annual report for the FYE 30 JUN 2008

PROPOSAL #4.: Approve, under the Listing Rule 10.14,                       ISSUER          YES          FOR               FOR
the grant of not more than a total of 85,762
performance rights to the Executive Directors of the
Company [Messrs. John Grill, David Housego, William
Hall and Larry Benke] in respect of the 2008/9 FY, in
 accordance with the WorleyParsons Limited
Performance Rights Plan and on the specified terms

PROPOSAL #5.: Approve, for the purpose of Rule 8.4[a]                      ISSUER          YES          FOR               FOR
 of the Company's Constitution, to increase the
aggregate amount of remuneration that may be paid in
any FY to the Company's Non-Executive Directors by
AUD 250,000 [from AUD 1,750,000 to AUD 2,000,000]

PROPOSAL #6.: Approve, for the purpose of ASX Listing                      ISSUER          YES          FOR               FOR
 Rules, for the acquisition by, or issue to, all
present and future Non-executive Directors of shares
in WorleyParsons Limited in accordance with the rules
 of the WorleyParsons Limited Non-executive Director
Share Plan and on the specified terms

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YAHOO JAPAN CORPORATION
  TICKER:                N/A             CUSIP:     J95402103
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YAKULT HONSHA CO.,LTD.
  TICKER:                N/A             CUSIP:     J95468120
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.20: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.21: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.22: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.23: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.24: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.25: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.26: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YAMADA DENKI CO.,LTD.
  TICKER:                N/A             CUSIP:     J95534103
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the other Updated
Laws and Regulations

PROPOSAL #3.: Appoint a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

PROPOSAL #6.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YAMAGUCHI FINANCIAL GROUP,INC.
  TICKER:                N/A             CUSIP:     J9579M103
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'
Rights, Allow Use of Electronic Systems for Public
Notifications

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YAMAHA CORPORATION
  TICKER:                N/A             CUSIP:     J95732103
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YAMAHA MOTOR CO.,LTD.
  TICKER:                N/A             CUSIP:     J95776126
  MEETING DATE:          3/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YAMATO HOLDINGS CO.,LTD.
  TICKER:                N/A             CUSIP:     J96612114
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YAMATO KOGYO CO.,LTD.
  TICKER:                N/A             CUSIP:     J96524111
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YAMAZAKI BAKING CO.,LTD.
  TICKER:                N/A             CUSIP:     J96656103
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to the Updated Laws and Regulaions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YASKAWA ELECTRIC CORPORATION
  TICKER:                N/A             CUSIP:     J9690T102
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YOKOGAWA ELECTRIC CORPORATION
  TICKER:                N/A             CUSIP:     J97272124
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Renewal of Countermeasures to Large-                         ISSUER          YES        AGAINST           AGAINST
scale Acquisition of Yokogawa Electric Shares
(Takeover Defense Measures)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YUE YUEN INDL HLDGS LTD
  TICKER:                N/A             CUSIP:     G98803144
  MEETING DATE:          12/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.: Approve and ratify, the Second                               ISSUER          YES          FOR               FOR
Supplemental Agreement [the 'Second Supplemental
Production Agreement'] dated 20 NOV 2008 between
Barits Development Corporation ['Barits'] and Prime
Asia Leather Corporation ['Prime Asia'] [which is a
supplemental to the Production Agreement [as
specified] under which i) Barits agreed to provide
tanning facilities and processing services to Prime
Asia for the processing of Prime Asia's raw leather
in Taiwan into finished leather, ii) Barits agreed to
 provide sales support to Prime Asia for sales of its
 finished leather and iii) Prime Asia agreed to pay
Barits a monthly production fee] and that the annual
caps in respect of such transactions as set out in
the Second Supplemental Production Agreement [as
specified] and the transactions contemplated therein
and authorize the Directors of the Company to take
all actions and execute all documents which they deem
 necessary, required or appropriate, in order to
implement and validate anything related to the Second
 Supplemental Production Agreement

PROPOSAL #B.: Approve and ratify, the Second                               ISSUER          YES          FOR               FOR
Supplemental Agreement [the 'Second Supplemental PCC
Management Service Agreement'] dated 20 NOV 2008
between Highmark Services Limited ['Highmark'] and
Pou Chen Corporation ['PCC'] [which is a supplemental
 to the PCC Management Service Agreement [as
specified] under which Highmark agreed to provide PCC
 with management services in respect of a number of
factories situated in the Industrial Estate operated
by the PCC and its subsidiaries] and that the annual
caps in respect of such transactions as set out in
the Second Supplemental PCC Management Service
Agreement [as specified] and the transactions
contemplated therein and authorize the Directors of
the Company to take all actions and execute all
documents which they deem necessary, required or
appropriate, in order to implement and validate
anything related to the Second Supplemental PCC

PROPOSAL #C.: Approve and ratify, the Second                               ISSUER          YES          FOR               FOR
Supplemental Agreement [the 'Second Supplemental PCC
Services Agreement'] dated 20 NOV 2008 between the
Company and PCC [which is a supplemental to the PCC
Services Agreement [as specified] under which PCC
agreed to provide research and development, know-how,
 technical and marketing services and to source raw
materials and recruit staff in relation to the
production and sale of products of the Company and
its subsidiaries [the 'Group']] and that the annual
caps in respect of such transactions as set out in
the Second Supplemental PCC Services Agreement [as
specified] and the transactions contemplated therein
and authorize the Directors of the Company to take
all actions and execute all documents which they deem
 necessary, required or appropriate, in order to
implement and validate anything related to the Second
 Supplemental PCC Services Agreement

PROPOSAL #D.: Approve and ratify, the Supplemental                         ISSUER          YES          FOR               FOR
Agreement [the 'Supplemental PCC Connected Sales
Agreement'] dated 20 NOV 2008 between the Company and
 PCC [which is a supplemental to the PCC Connected
Sales Agreement [as specified] under which the
Company and its subsidiaries agreed to sell leather,
moulds, finished and semi-finished shoe products and
packaging boxes to PCC and its subsidiaries [the 'PCC
 Group'] and that the annual caps in respect of such
transactions as set out in the Supplemental PCC
Connected Sales Agreement [as specified] and the
transactions contemplated therein and authorize the
Directors of the Company to take all actions and
execute all documents which they deem necessary,
required or appropriate, in order to implement and
validate anything related to the Supplemental PCC
Connected Sales Agreement

PROPOSAL #E.: Approve and ratify, the Supplemental                         ISSUER          YES          FOR               FOR
Agreement [the 'Supplemental PCC Connected Purchases
Agreement'] dated 20 NOV 2008 between the Company and
 PCC [which is a supplemental to the PCC Connected
Purchases Agreement [as specified] under which the
Company and its subsidiaries agreed to purchase from
PCC and its subsidiaries raw materials, production
tools and shoe-related products for its production
needs] and that the annual caps in respect of such
transactions as set out in the Supplemental PCC
Connected Purchases Agreement [as specified] and the
transactions contemplated therein and authorize the
Directors of the Company to take all actions and
execute all documents which they deem necessary,
required or appropriate, in order to implement and
validate anything related to the Supplemental PCC
Connected Purchases Agreement

PROPOSAL #F.: Approve and ratify, the Supplemental                         ISSUER          YES          FOR               FOR
Agreement [the 'Supplemental Pou Chien Lease
Agreement'] dated 20 NOV 2008 between Pou Chien
Chemical Company Limited ['Pou Chien'] and PCC [which
 is a supplemental to the Pou Chien Lease Agreement
[as specified] under which PCC agreed to lease to Pou
 Chien certain properties in Taiwan, including
buildings and land, for the purpose of running its
manufacturing business] and that the annual caps in
respect of such transactions as set out in the
Supplemental Pou Chien Lease Agreement [as specified]
 and the transactions contemplated therein and
authorize the Directors of the Company to take all
actions and execute all documents which they deem
necessary, required or appropriate, in order to
implement and validate anything related to the
Supplemental Pou Chien Lease Agreement

PROPOSAL #G.: Approve and ratify, the Supplemental                         ISSUER          YES          FOR               FOR
Agreement [the 'Supplemental Pou Yuen Lease
Agreement'] dated 20 NOV 2008 between Pou Yuen
Technology Co., Ltd. ['Pou Yuen'] and Yue Dean
Technology Corporation ['Yue Dean'] [which is a
supplemental to the Pou Yuen Lease Agreement [as
specified] under which Pou Yuen agreed to lease to
Yue Dean properties in Taiwan which consist of
buildings and land, for the purpose of running its
manufacturing businesses] and that the annual caps in
 respect of such transactions as set out in the
Supplemental Pou Yuen Lease Agreement [as specified]
and the transactions contemplated therein and
authorize the Directors of the Company to take all
actions and execute all documents which they deem
necessary, required or appropriate, in order to
implement and validate anything related to the
Supplemental Pou Yuen Lease Agreement

PROPOSAL #H.: Approve and ratify, the Supplemental                         ISSUER          YES          FOR               FOR
Agreement [the 'Supplemental Yue Dean Lease
Agreement'] dated 20 NOV 2008 between PCC and Yue
Dean [which is a supplemental to the Yue Dean Lease
Agreement [as specified] under which PCC agreed to
lease to Yue Dean properties in Taiwan which consist
of buildings and land, for the purpose of running its
 manufacturing businesses] and that the annual caps
in respect of such transactions as set out in the
Supplemental Yue Dean Lease Agreement [as specified]
and the transactions contemplated therein and
authorize the Directors of the Company to take all
actions and execute all documents which they deem
necessary, required or appropriate, in order to
implement and validate anything related to the
Supplemental Yue Dean Lease Agreement

PROPOSAL #I.: Approve and ratify, the Agreement [the                       ISSUER          YES          FOR               FOR
'Pou Chien Technology Lease Agreement'] dated 20 NOV
2008 between PCC as landlord and Pou Chien Technology
 Company Limited ['Pou Chien Technology'] as tenant
[which replaces the Pou Yii Lease Agreement [as
specified] under which Pou Yii agreed to lease to Pou
 Chien Technology premises in Taiwan for its
administrative operations] and that the annual caps
in respect of such transactions as set out in the Pou
 Chien Technology Lease Agreement [as specified] and
the transactions contemplated therein and authorize
the Directors of the Company to take all actions and
execute all documents which they deem necessary,
required or appropriate, in order to implement and
validate anything related to the Pou Chien Technology
 Lease Agreement

PROPOSAL #J.: Approve and ratify, the Agreement [the                       ISSUER          YES          FOR               FOR
'Barits Leather Splitting Agreement'] dated 20 NOV
2008 between Barits and Prime Asia China Leather
Corporation ['Prime Asia China'] under which Barits
agreed to provide to Prime Asia China the services of
 splitting leather and that the annual caps in
respect of such transactions as set out in the Barits
 Leather Splitting Agreement [as specified] and the
transactions contemplated therein and authorize the
Directors of the Company to take all actions and
execute all documents which they deem necessary,
required or appropriate, in order to implement and
validate anything related to the Barits Leather
Splitting Agreement

PROPOSAL #K.: Approve and ratify, the Second                               ISSUER          YES          FOR               FOR
Supplemental Agreement [the 'Second Supplemental GBD
Management Service Agreement'] dated 20 NOV 2008 as
amended and restated on 27 NOV 2008 between Highmark
Services Limited ['Highmark'] and Golden Brands
Developments Limited ['GBD'] [which is a supplemental
 to the GBD Management Service Agreement [as
specified] under which Highmark agreed to provide GBD
 with management services in respect of a number of
factories situated in the Industrial Estate operated
by GBD and its subsidiaries] and that the annual caps
 in respect of such transactions as set out in the
Second Supplemental GBD Management Service Agreement
[as specified] and the transactions contemplated
therein and authorize the Directors of the Company to
 take all actions and execute all documents which
they deem necessary, required or appropriate, in
order to implement and validate anything related to
the Second Supplemental GBD Management Service

PROPOSAL #L.: Approve and ratify, the Second                               ISSUER          YES          FOR               FOR
Supplemental Agreement [the 'Second Supplemental GBD
Tenancy Agreement'] dated 20 NOV 2008 as amended and
restated on 27 NOV 2008 between Highmark and GBD
[which is a supplemental to the GBD Tenancy Agreement
 [as specified] under which Highmark agreed to lease
to GBD such dormitories situated in the Industrial
Estate as GBD may from time to time require] and that
 the annual caps in respect of such transactions as
set out in the Second Supplemental GBD Tenancy
Agreement [as specified] and authorize the Directors
of the Company to take all actions and execute all
documents which they deem necessary, required or
appropriate, in order to implement and validate
anything related to the Second Supplemental GBD

PROPOSAL #M.: Approve and ratify, the Second                               ISSUER          YES          FOR               FOR
Supplemental Agreement [the 'Second Supplemental
Godalming Tenancy Agreement'] dated 20 NOV 2008
between Godalming Industries Limited ['Godalming'] as
 landlord and certain wholly-owned subsidiaries and a
 jointly controlled entity of the Company as tenants
[which is a supplemental to the Godalming Tenancy
Agreement [as specified] under which Godalming agreed
 to lease to members of the Company and its
subsidiaries and a jointly controlled entity certain
premises in the PRC for production purposes,
including shoe/sole factory buildings and dormitories
 for workers] and that the annual caps in respect of
such transactions as set out in the Second
Supplemental Godalming Tenancy Agreement [as
specified] and the transactions contemplated therein
and authorize the Directors of the Company to take
all actions andexecute all documents which they deem
necessary, required or appropriate, in order to
implement and validate anything related to the Second
 Supplemental Godalming Tenancy Agreement

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YUE YUEN INDL HLDGS LTD
  TICKER:                N/A             CUSIP:     G98803144
  MEETING DATE:          2/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the reports of the Directors and the
Auditors for the YE 30 SEP 2008

PROPOSAL #2.: Declare a final dividend of HKD 0.55                         ISSUER          YES          FOR               FOR
per share for the YE 30 SEP 2008

PROPOSAL #3.i: Re-elect Mr. Lu Chin Chu as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.ii: Re-elect Mr. Kung Sung Yen as a                            ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.iii: Re-elect Mr. Li I Nan, Steve as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.iv: Re-elect Mr. So Kwan Lok as a Director                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.v: Re-elect Mr. Leung Yee Sik as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.vi: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
fix the remuneration of the Directors

PROPOSAL #4.: Appoint the Auditors and authorize the                       ISSUER          YES          FOR               FOR
Board of Directors to fix their remuneration

PROPOSAL #5.a: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and deal with additional shares in
the capital of the Company and to make or grant
offers, agreements and options during the relevant
period, not exceeding 20% of the aggregate nominal
amount of share capital allotted or agreed
conditionally or unconditionally to be allotted
[whether pursuant to an option or otherwise] by the
Directors of the Company pursuant to the approval in
this resolution, otherwise than pursuant to a rights
issue or the exercise of the subscription rights
under the share option scheme of the Company in issue
 at the close of business on the date of this
resolution and the said approval shall be limited
accordingly; [Authority expires at the conclusion of

PROPOSAL #5.b: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to purchase its own shares during the relevant
period, subject to and in accordance with all
applicable laws, not exceeding 10% of the aggregate
nominal amount of shares capital of the Company in
issue as at the date of this resolution and the said
approval be limited accordingly; [Authority expires
at the conclusion of the next AGM of the Company]

PROPOSAL #5.c: Approve, conditional upon the ordinary                      ISSUER          YES        AGAINST           AGAINST
 resolution designated B, the aggregate nominal
amount of the number of shares in the capital of the
Company which are repurchased by the Company under
the authority granted to the Directors of the Company
 as mentioned in that resolution shall be added to
the aggregate nominal amount of share capital of the
Company that may be allotted or agreed conditionally
or unconditionally to be allotted by the Directors of
 the Company pursuant to the ordinary resolution
designated A

PROPOSAL #5.d: Approve, conditional on the Listing                         ISSUER          YES        AGAINST           AGAINST
Committee of The Stock Exchange of Hong Kong Limited
granting the approval of the listing of, and
permission to deal in, the shares in the capital of
the Company [the Shares which may fall to be issued
pursuant to the Share Option Scheme [a copy of which
is produced to the meeting marked C and signed by the
 Chairman of this meeting for the purpose of
identification] [the Share Option Scheme], the Share
Option Scheme; and authorize the Directors of the
Company to grant options and to allot, issue and deal
 with the Shares pursuant to the exercise of any
option granted thereunder and to take such steps and
do such acts and to enter into such transactions,
arrangements and agreements as may be necessary or
expedient in order to give full effect to the Share

PROPOSAL #S.6: Amend the existing Bye-Laws of the                          ISSUER          YES          FOR               FOR
Company by inserting the specified words in existing
Bye-Law 1 and by deleting Bye-Law 59(1) in its
entirety and substituting it with the specified Bye-

                                                         SIGNATURES
  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
  VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
  By:     /s/F. William McNabb III
             (Heidi Stam)
             F. William McNabb III*
             President, Chief Executive Officer and Trustee
  Date:   August 27, 2009
      *  By Power of Attorney.  Filed on July 24, 2009, see File Number 2-88373.
                Incorporated by Reference.